April 25, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington  DC  50549

RE:    Midland National Life Separate Account C
       File Number 333-128910 - Vector Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 8 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126.



/s/


Terri Silvius
Assistant Vice President -
Variable Compliance & 38a-1 CCO

cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP


                                                 As filed with the Securities and Exchange Commission on April 28, 2008
                                                                                           Registration Nos. 333-128910
                                                                                                              811-07772

-----------------------------------------------------------------------------------------------------------------------
                                          SECURITIES AND EXCHANGE COMMISSION
                                                WASHINGTON, D.C. 20549
-----------------------------------------------------------------------------------------------------------------------
                                                       FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         |_|
                                             Pre-Effective Amendment No.                                        |_|

                                         Post-Effective Amendment No.    8                                      |X|
                                                                      -------

                                                        and
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                           |_|
                                                    ACT OF 1940

                                                 Amendment No.   82                                             |X|
                                                               ------

                                       MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                              (Exact Name of Registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)

                                       One Midland Plaza, Sioux Falls, SD 57193
                                 (Address of Depositor's Principal Executive Offices)

                                  Depositor's Telephone Number, including Area Code:
                                                    (605) 335-5700

Name and Address of Agent for Service:                                   Copy to:

Stephen P. Horvat, Jr.                                                   Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer                 Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                  1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                  Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.


It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   May 1, 2008_ pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485

   If appropriate check the following box:

|_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment _______ filed
_______.
                                                  _____________________

                                         Title of securities being registered:
                                                Vector Variable Annuity
                                Individual Flexible Premium Variable Annuity Contracts.


                       Vector Variable Annuity Prospectus

                                   May 1, 2008

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Vector Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add a premium bonus to each premium payment that You make in the first contract year. Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider. Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2008, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of fifty funds at any one time among the 82 investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o   Access One Trust                                     o   Goldman Sachs Variable Insurance Trust
o   AIM Variable Insurance Funds                         o   Northern Lights Variable Trust
o   Alger American Fund                                  o   PIMCO Variable Insurance Trust
o   American Century Variable Portfolios, Inc.           o   ProFunds VP
o   Credit Suisse Trust                                  o   Van Eck Worldwide Insurance Trust
o   DireXion Insurance Trust                             o   Van Kampen Life Investment Trust
o   Dreyfus Variable Insurance Trust                     o   Van Kampen Universal Institutional Funds, Inc.


Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

-------------------------------------------------------------------------------
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.
-------------------------------------------------------------------------------

                                        SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
---------------------------------------------------------- ----------------------------------------------------------

1.        Access VP High Yield Fund*                       42.       ProFund VP Internet*

---------------------------------------------------------- ----------------------------------------------------------

2.        AIM V.I. Basic Value Fund                        43.       ProFund VP Japan*

---------------------------------------------------------- ----------------------------------------------------------

3.        AIM V.I. International Growth Fund               44.       ProFund VP Large-Cap Growth*

---------------------------------------------------------- ----------------------------------------------------------

4.        AIM V.I. Mid Cap Core Equity Fund                45.       ProFund VP Large-Cap Value*

---------------------------------------------------------- ----------------------------------------------------------

5.        AIM V.I. Global Real Estate Fund                 46.       ProFund VP Mid-Cap*

---------------------------------------------------------- ----------------------------------------------------------

6.        American Century VP Income & Growth Fund         47.       ProFund VP Mid-Cap Growth*

---------------------------------------------------------- ----------------------------------------------------------

7.        American Century VP International Fund           48.       ProFund VP Mid-Cap Value*

---------------------------------------------------------- ----------------------------------------------------------

8.        American Century VP Large Company Value Fund     49.       ProFund VP Money Market*

---------------------------------------------------------- ----------------------------------------------------------

9.        American Century VP Mid Cap Value Fund           50.       ProFund VP NASDAQ-100*

---------------------------------------------------------- ----------------------------------------------------------

10.       American Century VP Ultra(R)Fund                 51.       ProFund VP Oil & Gas*

---------------------------------------------------------- ----------------------------------------------------------

11.       Credit Suisse Trust - Global Small Cap           52.       ProFund VP Pharmaceuticals*
          Portfolio

---------------------------------------------------------- ----------------------------------------------------------

12.       Credit Suisse Trust - Large Cap Value Portfolio  53.       ProFund VP Precious Metals*

---------------------------------------------------------- ----------------------------------------------------------

13.       Critical Math Portfolio                          54.       ProFund VP Real Estate*

---------------------------------------------------------- ----------------------------------------------------------

14.       DireXion Dynamic HY Bond Fund                    55.       ProFund VP Rising Rates Opportunity*

---------------------------------------------------------- ----------------------------------------------------------

15.       DireXion Evolution Managed Bond Fund             56.       ProFund VP Semiconductor*

---------------------------------------------------------- ----------------------------------------------------------

16.       DireXion Evolution Managed Equity Fund           57.       ProFund VP Short Dow 30*

---------------------------------------------------------- ----------------------------------------------------------

17.       Dreyfus Socially Responsible Growth Fund,        58.       ProFund VP Short Emerging Markets*
          Inc. Portfolio

---------------------------------------------------------- ----------------------------------------------------------

18.       Dreyfus VIF Appreciation                         59.       ProFund VP Short International*

---------------------------------------------------------- ----------------------------------------------------------

19.       Dreyfus VIF International Value Portfolio        60.       ProFund VP Short Mid-Cap*

---------------------------------------------------------- ----------------------------------------------------------

20.       Goldman Sachs VIT Structured Small Cap           61.       ProFund VP Short NASDAQ-100*
          Equity Fund

---------------------------------------------------------- ----------------------------------------------------------

21.       PIMCO VIT All Asset Portfolio                    62.       ProFund VP Short Small-Cap*

---------------------------------------------------------- ----------------------------------------------------------

22.       PIMCO VIT High Yield Portfolio                   63.       ProFund VP Small-Cap*

---------------------------------------------------------- ----------------------------------------------------------

23.       PIMCO VIT Low Duration Portfolio                 64.       ProFund VP Small-Cap Growth*

---------------------------------------------------------- ----------------------------------------------------------

24.       PIMCO VIT Real Return Portfolio                  65.       ProFund VP Small-Cap Value*

---------------------------------------------------------- ----------------------------------------------------------

25.       PIMCO VIT Total Return Portfolio                 66.       ProFund VP Technology*

---------------------------------------------------------- ----------------------------------------------------------

26.       ProFund VP Asia 30*                              67.       ProFund VP Telecommunications*

---------------------------------------------------------- ----------------------------------------------------------

27.       ProFund VP Banks*                                68.       ProFund VP UltraBull*

---------------------------------------------------------- ----------------------------------------------------------

28.       ProFund VP Basic Materials*                      69.       ProFund VP UltraMid-Cap*

---------------------------------------------------------- ----------------------------------------------------------

29.       ProFund VP Bear*                                 70.       ProFund VP UltraNASDAQ-100*

---------------------------------------------------------- ----------------------------------------------------------

30.       ProFund VP Biotechnology*                        71.       ProFund VP UltraShort Dow 30*

---------------------------------------------------------- ----------------------------------------------------------

31.       ProFund VP Bull*                                 72.       ProFund VP UltraShort NASDAQ-100*

---------------------------------------------------------- ----------------------------------------------------------

32.       ProFund VP Consumer Goods*                       73.       ProFund VP UltraSmall-Cap*

---------------------------------------------------------- ----------------------------------------------------------

33.       ProFund VP Consumer Services*                    74.       ProFund VP U.S. Government Plus*

---------------------------------------------------------- ----------------------------------------------------------

34.       ProFund VP Dow 30*                               75.       ProFund VP Utilities*

---------------------------------------------------------- ----------------------------------------------------------

35.       ProFund VP Emerging Markets*                     76.       Van Eck Worldwide Hard Assets Fund

---------------------------------------------------------- ----------------------------------------------------------

36.       ProFund VP Europe 30*                            77.       Van Kampen LIT Growth and Income Portfolio

---------------------------------------------------------- ----------------------------------------------------------

37.       ProFund VP Falling U.S. Dollar*                  78.       Van Kampen UIF Emerging Markets Debt
                                                                     Portfolio

---------------------------------------------------------- ----------------------------------------------------------

38.       ProFund VP Financials*                           79.       Van Kampen UIF Emerging Markets Equity
                                                                     Portfolio

---------------------------------------------------------- ----------------------------------------------------------

39.       ProFund VP Health Care*                          80.       Van Kampen UIF Mid Cap Growth Portfolio

---------------------------------------------------------- ----------------------------------------------------------

40.       ProFund VP Industrials*                          81.       Van Kampen UIF U.S. Mid Cap Value Portfolio

---------------------------------------------------------- ----------------------------------------------------------

41.       ProFund VP International*                        82.       Van Kampen UIF U.S. Real Estate Portfolio

---------------------------------------------------------- ----------------------------------------------------------

*These investment portfolios are open for frequent transfers.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                                   TABLE OF CONTENTS
                                                                                                                   PAGE

DEFINITIONS..........................................................................................................10
SUMMARY..............................................................................................................13
      FEATURES OF VECTOR VARIABLE ANNUITY............................................................................13
           Your "Free Look" Period...................................................................................13
           Your Accumulation value...................................................................................13
           Flexible Premium Payments.................................................................................14
           Optional Benefits.........................................................................................14
           Investment Choices........................................................................................15
           Transfers.................................................................................................15
           Surrenders................................................................................................15
           Waiver of Surrender Charges for Nursing Home Confinement Rider............................................16
           Risk of Increase in Fees and Charges......................................................................16
           Effects of Market Timing..................................................................................16
      FEE TABLE......................................................................................................17
           Contract Owner Transaction Expenses.......................................................................17
           Periodic Charges Other Than Portfolio Expenses............................................................17
           Range of Annual Operating Expenses for the Portfolios1....................................................18
      EXPENSE EXAMPLES...............................................................................................20
      FINANCIAL INFORMATION..........................................................................................21
      CHARGES AND FEES...............................................................................................21
           Surrender Charge..........................................................................................21
           Mortality and Expense Risk Charge.........................................................................22
           Administration Fee........................................................................................22
           Annual Maintenance Fee....................................................................................22
           Premium Taxes.............................................................................................22
           Optional Rider Charges....................................................................................22
ADDITIONAL INFORMATION ABOUT THE VECTOR VARIABLE ANNUITY.............................................................22
      SUITABILITY OF THE CONTRACTS...................................................................................22
      DEATH BENEFIT..................................................................................................23
      OTHER PRODUCTS.................................................................................................23
      INQUIRIES AND CORRESPONDENCE...................................................................................23
      STATE VARIATIONS...............................................................................................24
SEPARATE ACCOUNT C AND THE FUNDS.....................................................................................25
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS..............................................................25
           The Funds.................................................................................................25
           Investment Policies Of The Funds' Portfolios..............................................................26
           Availability of the Portfolios............................................................................32
      AMOUNTS IN OUR SEPARATE ACCOUNT................................................................................32
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT......................................................................33
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT........................................................33
DETAILED INFORMATION ABOUT THE CONTRACT..............................................................................34
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT........................................................................34
      FREE LOOK......................................................................................................35
      TAX-FREE "SECTION 1035" EXCHANGES..............................................................................35
      ALLOCATION OF PREMIUM PAYMENTS.................................................................................35
           Changing Your Premium Allocation Percentages..............................................................36
      OPTIONAL RIDERS................................................................................................36
           Five for Life Plus Rider..................................................................................36
           Extra Credit Rider........................................................................................43
           GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................44
           GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................47
           Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................50
           Estate Planning Rider.....................................................................................51
           Mutually Exclusive Riders.................................................................................52
      YOUR ACCUMULATION VALUE........................................................................................52
           Transaction Cut-Off Times.................................................................................52
           Transfers of Accumulation Value...........................................................................53
      TRANSFER LIMITATIONS...........................................................................................53
      SURRENDERS.....................................................................................................55
      DOLLAR COST AVERAGING..........................................................................................57
      PORTFOLIO REBALANCING..........................................................................................58
      SYSTEMATIC WITHDRAWALS.........................................................................................58
      FREE SURRENDER AMOUNT..........................................................................................59
           Waiver of Surrender Charges for Nursing Home Confinement Rider............................................59
      DEATH BENEFIT..................................................................................................60
      PAYMENT OF DEATH BENEFITS......................................................................................61
CHARGES, FEES AND DEDUCTIONS.........................................................................................62
      SURRENDER CHARGES ON SURRENDERS................................................................................62
      MORTALITY AND EXPENSE RISK CHARGE..............................................................................63
      ADMINISTRATION FEE.............................................................................................63
      ANNUAL MAINTENANCE FEE.........................................................................................63
      OPTIONAL RIDER CHARGES.........................................................................................64
           Five for Life Plus Rider..................................................................................64
           Extra Credit Rider........................................................................................64
           GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................64
           GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................64
           Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................64
           Estate Planning Rider.....................................................................................65
      TRANSFER CHARGE................................................................................................65
      CHARGES IN THE FUNDS...........................................................................................65
      PREMIUM TAXES..................................................................................................65
      OTHER TAXES....................................................................................................65
FEDERAL TAX STATUS...................................................................................................65
      INTRODUCTION...................................................................................................65
      ANNUITY CONTRACTS IN GENERAL...................................................................................65
           Qualified and Non-Qualified Contracts.....................................................................66
           Minimum Distribution Rules and Eligible Rollover Distributions............................................67
           Diversification and Distribution Requirements.............................................................67
           Owner Control.............................................................................................67
           Required Distributions at Death (Non-Qualified Contracts).................................................68
           Surrenders - Non-Qualified Contracts......................................................................68
           Multiple Contracts........................................................................................69
           Withholding...............................................................................................69
           Annuity Payments..........................................................................................69
           Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................69
           Taxation of Death benefit Proceeds........................................................................70
           Transfers, Assignments or Exchange of Contracts...........................................................70
           Possible Tax Law Changes..................................................................................70
           Economic Growth and Tax Relief Reconciliation Act of 2001.................................................70
           Foreign Tax Credits.......................................................................................71
           Separate Account Charges..................................................................................71
           Annuity Purchases by Residents of Puerto Rico.............................................................71
      MATURITY DATE..................................................................................................71
           Electing An Annuity Option................................................................................72
           Fixed Payment Options.....................................................................................72
           Variable Payment Options..................................................................................73
           Payment Options...........................................................................................73
           Transfers after Annuitization for Variable Payment Options................................................74
ADDITIONAL INFORMATION...............................................................................................74
      MIDLAND NATIONAL LIFE INSURANCE COMPANY........................................................................74
           Our General Account.......................................................................................75
      FUND VOTING RIGHTS.............................................................................................75
           How We Determine Your Voting Shares.......................................................................75
           Voting Privileges of Participants In Other Companies......................................................75
      OUR REPORTS TO OWNERS..........................................................................................76
      DIVIDENDS......................................................................................................76
      PERFORMANCE....................................................................................................76
      CHANGE OF ADDRESS NOTIFICATION.................................................................................77
      MODIFICATION TO YOUR CONTRACT..................................................................................77
      YOUR BENEFICIARY...............................................................................................77
      ASSIGNING YOUR CONTRACT........................................................................................78
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT........................................................................78
      DISTRIBUTION OF THE CONTRACTS..................................................................................78
      REGULATION.....................................................................................................79
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.............................................................80
      LEGAL PROCEEDINGS..............................................................................................80
      LEGAL MATTERS..................................................................................................80
      FINANCIAL STATEMENTS...........................................................................................80
STATEMENT OF ADDITIONAL INFORMATION..................................................................................81
CONDENSED FINANCIAL INFORMATION......................................................................................82
APPENDIX I...........................................................................................................91
APPENDIX II..........................................................................................................94

                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus Rider is elected. The GMIB Accumulated Value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus Rider. The GMIB income factor equals the base contract's income payment factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB Accumulated Value at the time the GMIB Plus Rider is issued compounded at a rate of 5% annually until age 80.


Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.


Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA is depleted while the Five for Life Plus Rider is in effect. If the Five for Life Plus rider is elected at contract issue, the GPA equals the initial GPB times 7%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the Guaranteed Payment Amount.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB cannot be withdrawn in a lump sum. If the Five for Life Plus Rider is elected at contract issue, the GPB equals the initial premium payment, including premium bonus, if any. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65. The GPB on the contract anniversary after the covered person has reached age 65 will be the initial GPB at rider election less any adjustments for partial surrenders and premiums. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract. Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.


Valuation Period means the time period used in measuring the investment experience of each investment division within the Separate Account. This period will vary based on the type of transaction request and the investment divisions involved in the transaction. For more detailed information see "Transaction Cut-Off Times" on page 52.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed and dated by the owner and received by Us at the address shown on the Specification Page of Your contract.


                                     SUMMARY

In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF VECTOR VARIABLE ANNUITY

The Vector Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted from your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 22 for more detailed information.


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

Certain portfolios permit frequent transfers. Otherwise, however, this contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes. You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your "Free Look" Period

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see "Free Look" on page 35 for more details).


Your Accumulation value
Your accumulation value depends on:

o  the amount and frequency of premium payments,
o  the selected portfolio's investment experience,
o  partial surrenders, and
o  charges and deductions.


You bear the investment risk under the contract. There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 52).


Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Additional premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments. For example, Traveler's Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted. In addition, We may require information as to why a particular form of payment was used and the source of the funds of such payment in order to determine whether or not We will accept it. Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits
The contract offers a number of optional benefits or riders. Each of these riders offers a specific benefit that may help You achieve Your long-term financial goals. There is generally a charge for each rider. These riders offer You an opportunity to tailor the Vector variable annuity to meet Your specific needs. Since some optional riders cannot be terminated once elected, You should select Your options carefully. The optional riders available under this contract are:

----------------------------------------------------------------------------
o      Five for Life Plus Rider
----------------------------------------------------------------------------
o      Extra Credit Rider
----------------------------------------------------------------------------
o      GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
----------------------------------------------------------------------------
o      GMDB Plus (Guaranteed Minimum Death Benefit) Rider
----------------------------------------------------------------------------
o      Shortened CDSC (Contingent Deferred Sales Charge) Rider
----------------------------------------------------------------------------
o      Estate Planning Rider
----------------------------------------------------------------------------


For detailed explanations of these riders, see "Optional Riders" on page 36. For more information on the charges for each rider, see "FEE TABLE" on page 17.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year. In addition, some of these riders cannot be elected in combination with other riders. See "Mutually Exclusive Riders" on page 52.


Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account. However, You may not have Your accumulation value allocated to more than 50 investment divisions at any one time. For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 25). Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain Investment Divisions.

Each portfolio pays a different investment management or advisory fee and different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 26.


Transfers
You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). After annuitization, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


See the "DEFINITIONS" section on page 10 for the definition of "Business Day" and "Valuation Period".

For more information on restrictions, procedures and deadlines for transfers, see "Transaction Cut-Off Times" and "Transfers of Accumulation Value" on page
53. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 53.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 58). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the "Free Surrender Amount"). Partial surrenders made to pay the fees of Your registered investment advisor, up to 2.90% of Your accumulation value per year, will be considered penalty free in addition to the 10%. Any registered investment advisor fee above this 2.90% will be reviewed on a case-by-case basis for free surrender considerations. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Free Surrender Amount" on page 59).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee on a full surrender. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 62, "FEDERAL TAX STATUS" on page 65, and "Electing An Annuity Option" on page 72.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 59 for more details.


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies. Investment portfolios in the fund listing with asterisks after them are designed for market-timing strategies and, therefore, are open for frequent transfers and therefore may be more susceptible to the risks and harmful effects of market timing.

Investors in the frequent trading portfolios will bear the increased expenses and other negative effects of frequent trading, and therefore these portfolios might not be appropriate for long-term investors.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

                                                      Charge
Sales Load Imposed on Purchase                        None
Maximum Surrender Charge (as a percentage of          7.00%
premiums withdrawn)
Transfer Fee                                          None

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                              Guaranteed         Current Charge
                                                                                Maximum
Annual Maintenance Fee1                                                           $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge2
    Accumulation value at the beginning of each                                  1.10%               1.10%
    contract month is less than $25,000
    Accumulation value at the beginning of each
    contract month is equal to or greater than                                   0.95%               0.95%
    $25,000 and less than $100,000
    Accumulation value at the beginning of each                                  0.85%               0.85%
    contract month is greater than or equal to $100,000

Administration Fee3                                                              0.70%               0.45%


Maximum Separate Account Expense for Base Contract Only                          1.80%               1.55%

Maximum Annual Charge for Optional Riders4                                       2.00%               2.00%

Total Separate Account Expenses with the Highest Possible
Mortality & Expense Risk Charge and Combination of Optional                      3.80%               3.55%
Rider Charges4

Optional Rider Charges4
     Extra Credit Rider5
           3% Bonus Option                                                       0.50%               0.50%
           4% Bonus Option                                                       0.65%               0.65%
           5% Bonus Option                                                       0.80%               0.80%
     Five for Life Plus Rider6,7,8                                               0.75%               0.75%

     GMIB Plus Rider7                                                            1.00%               0.55%
     GMDB Plus Rider9
           3% Roll-Up Option                                                     0.45%               0.20%
           6% Roll-Up Option                                                     0.80%               0.45%
           Annual Step Up Option                                                 0.50%               0.25%
           Annual Step Up with 3% Roll-Up Option                                 0.55%               0.30%
           Annual Step Up with 6% Roll-Up Option                                 0.85%               0.55%
     Shortened CDSC Rider5
             4-Year Option                                                       0.80%               0.60%
             3-Year Option                                                       0.90%               0.65%
            0-Year Option                                                        1.00%               0.70%
     Estate Planning Rider7                                                      0.75%               0.30%


     1  The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge.  We reserve the right to change this fee, however, it will not exceed $60 per contract year. However, if
     Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each
     contract year will not be more than $30 for the life of Your contract.    The annual maintenance fee is reflected
     in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account.  Based on a $25,450 average accumulation value as of 12/31/07, the current annual maintenance fee is 0.12% and the maximum fee is 0.24%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.

     2The mortality and expense risk charge will be determined at the beginning of the contract month for each contract month.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

     3The administration charge may vary by investment division and guaranteed maximum charges range from
     0.45% to 0.70%.  Currently the fee is 0.45% for all investment divisions.  If Your contract is issued with this fee, it is guaranteed for the life of the contract.  See "Administration Fee" on page 63.
     4You may select Optional Riders.  You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%.
     5The Extra Credit Rider cannot be elected in combination with the Shortened CDSC Rider.
     6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit.  At the time You elect to "step-up," We may be charging more or less for this rider. See "Five for Life Plus Rider" on page 36 for more information.
     7The Five for Life Plus cannot be elected in combination with the GMIB Plus Rider or the Estate Planning Rider.
     8For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%.
     9For GMDB Plus riders issued before 1/31/07, the current charges are 0.05% lower than shown in the table.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses         Lowest       Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)           0.65%         3.60%
   1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information.
   The expenses are those incurred as of the fiscal year ending December
   31, 2007. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 78.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2007).


Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed maximum charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

          (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                          ------------- ----------- ------------ -----------
                          1             3 Years     5            10
                          Year                      Years        Years
                          ------------- ----------- ------------ -----------

                          $1,384        $2,742      $3,935       $6,702

                          ------------- ----------- ------------ -----------

          (2) If You do NOT surrender Your contract:
                          ------------- ----------- ------------ -----------
                          1 Year        3 Years     5            10
                                                    Years        Years
                          ------------- ----------- ------------ -----------

                          $754          $2,202      $3,575       $6,702

                          ------------- ----------- ------------ -----------

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

          (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                          ------------- ----------- ------------ -----------
                          1 Year        3 Years     5            10
                                                    Years        Years
                          ------------- ----------- ------------ -----------

                          $865          $1,264      $1,600       $2,654

                          ------------- ----------- ------------ -----------

          (2) If You do NOT surrender Your contract:
                          ------------- ----------- ------------ -----------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ -----------

                          $235          $724        $1,240       $2,654

                          ------------- ----------- ------------ -----------

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. See "CONDENSED FINANCIAL INFORMATION" on page 82.


CHARGES AND FEES

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 62.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time
     From Premium Payment            Surrender
       (Number of Years)              Charge
       -----------------              ------
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
              8+                        0%


No Surrender charge will be assessed upon:

    (a)   payment of death benefits;
    (b)   exercise of the free look right;
    (c)   surrender of the free surrender amount; and
    (d)   amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National's current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premium amount (less the 10% free surrender amount) and not the $8,000 accumulation value amount.


Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 65.)


Mortality and Expense Risk Charge
We deduct a per annum charge that ranges from 0.85% to 1.10% against all accumulation values held in the Separate Account for assuming the mortality and expense risk and other risks and expenses under the contract.

(See "Mortality and Expense Risk Charge" on page 63.)


Administration Fee

We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract. If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase. (See "Administration Fee" on page 63.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary. (See "Annual Maintenance Fee" on page 62.)


Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 65).


Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract. See "FEE TABLE" on page 17.


            ADDITIONAL INFORMATION ABOUT THE VECTOR VARIABLE ANNUITY

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

DEATH BENEFIT


The Vector Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required, or (b) premiums less adjustments for partial surrenders at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Any adjustments for partial surrenders will reduce the death benefit by the same proportion the Accumulation Value was reduced by the partial surrender.


Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone: (877) 586-0240 (toll-free)
                        Fax: (866) 270-9565 (toll-free)


You currently may send correspondence to Us by facsimile or telephone at the numbers listed above. Currently, You must also send transaction requests to Us by facsimile, telephone at the address or numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive the price as described under "Transaction Cut-Off Times" on page 52. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

If You have authorized Your registered investment advisor to complete transaction requests on Your behalf according to Your instructions, then they can submit Your transfer requests via the internet.

The procedures We follow for transactions initiated by the Internet may include requirements that web users identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized Internet requests that We believe to be genuine. We may record all Internet Protocol addresses. There are risks associated with requests made by Internet when the original signed request is not sent to Our Principal Office. You bear those risks.

Internet correspondence and transaction requests may not always be available. Computer systems and the Internet can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If Your advisor is experiencing problems, You should instruct Your advisor to mail correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus. The most common differences for this product involve the length of the free look period and the calculation of the free look premium refund, maturity date and annuitization, and under payments or over payments due to misstatement of age and sex, In addition, the optional riders may not be available in all states . See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract. (Some restrictions may apply.)

The Funds

Each of the 82 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


    1.  Access One Trust,
    2.  AIM Variable Insurance Funds,
    3.  Alger American Fund,
    4.  American Century Variable Portfolios, Inc.,
    5.  Credit Suisse Trust,
    6.  DireXion Insurance Trust,
    7.  Dreyfus Variable Investment Fund,
    8.  Goldman Sachs Variable Insurance Trust,
    9.  Northern Lights Variable Trust,
    10. PIMCO Variable Insurance Trust,
    11. ProFunds VP,
    12. Van Eck Worldwide Insurance Trust,
    13. Van Kampen Life Investment Trust,
    14. Van Kampen Universal Institution Funds, Inc.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are summarized below:

----------------------------------- ----------------------------------------------------------------------------------------------
Portfolio                           Objective
----------------------------------- ----------------------------------------------------------------------------------------------
Access One Trust
----------------------------------------------------------------------------------------------------------------------------------
Access VP High Yield Fund*          Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
----------------------------------- ----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund           The fund's objective is long term growth of capital.  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S.
                                    issuers that have market capitalizations in excess of $5 billion.

----------------------------------- ----------------------------------------------------------------------------------------------

AIM V.I. International Growth       The fund's investment objective is to provide long-term growth of capital. The fund seeks
Fund                                to meet its objective by investing in a diversified portfolio of international equity securities.

----------------------------------- ----------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity        The fund's objective is long-term growth of capital.  The fund seeks to meet its objective
Fund                                by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid capitalization companies.

----------------------------------- ----------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Fund    The fund's investment objective is to achieve high total return through growth of capital and current income. The fund will invest, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

----------------------------------- ----------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------------------------------------------------------------------------------------------------------

Alger American SmallCap             Seeks long-term capital appreciation.
Growth Portfolio**

----------------------------------- ----------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective.
Growth Fund                         The Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- ----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- ----------------------------------------------------------------------------------------------

American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Company Value Fund                  equity securities of companies that management believes to be undervalued at the time of purchase.

----------------------------------- ----------------------------------------------------------------------------------------------

American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued at the time of purchase.

----------------------------------- ----------------------------------------------------------------------------------------------
American Century VP Ultra(R)        Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
----------------------------------- ----------------------------------------------------------------------------------------------
Credit Suisse Trust
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap     Seeks long-term capital appreciation and continuity of income. Investments are principally
Value Portfolio                     in dividend paying stocks of large-cap US companies.
----------------------------------- ----------------------------------------------------------------------------------------------
Credit Suisse Trust - Global        Seeks long-term growth of capital by investing principally in equity securities of small
Small Cap Portfolio                 companies from at least three countries, including the US.
----------------------------------- ----------------------------------------------------------------------------------------------
DireXion Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund       Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

----------------------------------- ----------------------------------------------------------------------------------------------

DireXion Evolution Managed          Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Bond Fund
----------------------------------- ----------------------------------------------------------------------------------------------

DireXion Evolution All Cap          Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Equity Fund
----------------------------------- ----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                Seeks to provide capital growth, with current income as a secondary goal.
Responsible Growth Fund, Inc.
----------------------------------- ----------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation            Seeks long-term capital growth consistent with the preservation of capital. Its secondary
Portfolio                           goal is current income.
----------------------------------- ----------------------------------------------------------------------------------------------
Dreyfus VIF International Value     Seeks long-term capital growth by investing in foreign stocks of value companies.
Portfolio
----------------------------------- ----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured        Seeks long-term growth of capital.
Small Cap Equity Fund
----------------------------------- ----------------------------------------------------------------------------------------------
Northern Lights Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
Critical Math Portfolio             Seeks growth and risk-adjusted total return. The Portfolio's investment objective is a non-fundamental policy and may be changed upon 60 days' written notice to investors.
----------------------------------- ----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio       Seeks maximum real return consistent with preservation of real capital and prudent investment management.

----------------------------------- ----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- ----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- ----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- ----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFunds VP
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30*                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Banks*                   Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Basic Materials*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Bear*                    Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P 500 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Biotechnology*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Bull*                    Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Consumer Goods*          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Consumer Services*       Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Dow 30*                  Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Emerging Markets*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Europe 30*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the US Dollar Index(R) (USDX).

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Financials*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Health Care*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Industrials*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP International*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
                                    (MSCI EAFE) Index.

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Internet*                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Japan*                   Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/ Citigroup Value Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Mid-Cap*                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index(R).

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth*          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/ Citigroup Growth Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400/ Citigroup Value Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Money Market1,*          Seeks a high level of current income consistent with liquidity and preservation of capital.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Oil & Gas*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Precious Metals*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Real Estate*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Rising Rates             Seeks daily investment results, before fees and expenses, that correspond to one and
Opportunity*                        one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated
                                    objective, the net asset value of the ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall and increase as interest rates rise.

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Semiconductor*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Short Dow 30*            Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Short Emerging           Seeks daily investment results, before fees and expenses, that correspond to the inverse
Markets*                            (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR
                                    Index.

----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP Short International*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Morgan Stanley Capital International Europe,
                                    Australasia and Far East (MSCI EAFE) Index.

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap*           Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P MidCap 400 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Short                    Seeks daily investment results, before fees and expenses, that correspond to the inverse
NASDAQ-100*                         (opposite) of the daily performance of the NASDAQ-100 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap*         Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Russell 2000 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Small-Cap*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Technology*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP                          Seeks daily investment results, before fees and expenses, that correspond to the daily
Telecommunications*                 performance of the Dow Jones U.S. Telecommunications Sector Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP UltraBull*               Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P 500 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap*            Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P MidCap 400 Index.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap*          Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the Russell 2000 Index.
----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100*         Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the NASDAQ-100 Index.

----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30*       Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

----------------------------------- ----------------------------------------------------------------------------------------------

ProFund VP UltraShort               Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
NASDAQ-100*                         the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP U.S. Government          Seeks daily investment results, before fees and expenses, that correspond to one and
Plus*                               one-quarter times (125%) the daily price movement of the most recently issued 30-year
                                    Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of the ProFund VP U.S. Government Plus generally should decrease as interest rates rise.
----------------------------------- ----------------------------------------------------------------------------------------------
ProFund VP Utilities*               Seeks daily investment results, before fees and expenses, that orrespond to the daily performance of the Dow Jones Utilities Index.
----------------------------------- ----------------------------------------------------------------------------------------------

Rydex Variable Trust2

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy            Seeks to provide investment results that correspond to 200% of the daily performance of the
Fund*2                              Dow Jones Industrial AverageSM.
----------------------------------- ----------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x             Seeks to provide investment results that inversely correspond to 200% of the daily
Strategy Fund*2                     performance of the Dow Jones Industrial AverageSM.

----------------------------------- ----------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x              Seeks to provide investment results that correspond to 200% of the daily performance of the
Strategy Fund*2,3                   Nasdaq 100 Index(R).

----------------------------------- ----------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy        Seeks to provide investment results that correspond to 200% of the daily performance of the
Fund*2                              S&P 500(R)Index.

----------------------------------- ----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide security of principal, high current income and liquidity by investing in
Money Market Fund*1,2               securities issued by the U.S. government, its agencies or instrumentalities.

----------------------------------- ----------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Fund                                Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and           Seek long-term growth of capital and income. The portfolio's investment adviser seeks to
Income Portfolio                    achieve the portfolio's investments objective by investing primarily in income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging             Seeks high total return by investing primarily in fixed income securities of government and
Markets Debt Portfolio              government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging             Seeks long-term capital appreciation by investing primarily in growth-oriented equity
Markets Equity Portfolio            securities of issuers in emerging market countries.
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap              Seeks long-term capital growth by investing primarily in common stocks and other equity
Growth Portfolio                    securities.
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap         Seeks above-average total return over a market cycle of three to five years by investing in
Value Portfolio                     common stocks and other equity securities.
----------------------------------- ----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real            Seeks to provide above average current income and long-term capital appreciation by
Estate Portfolio                    investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------- ----------------------------------------------------------------------------------------------
*These investment portfolios are open for frequent transfers.

**Formerly Alger American Small Capitalization Portfolio. This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.
2These investment divisions were closed to new investors as of December 1, 2007. If You have money invested in these Investment Divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these Investment Divisions after this date, You will not be able to reinvest in the portfolio.
3Formerly Rydex VT OTC 2x Strategy Fund

Invesco Aim Advisors, Inc. manages and Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited are sub-advisers to the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc. Credit Suisse Asset Management, LLC manages the Credit Suisse Trust. Critical Math Advisors LLC only manages the Critical Math Portfolio of the Northern Lights Variable Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. Fayez Sarofim & Co. serves as the sub-investment advisor to the Dreyfus VIF Appreciation Portfolio. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Morgan Stanley Investment Management, Inc. manages the Van Kampen Universal Institutional Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors, LLC manages the Access One Trust and the ProFunds VP. Rafferty Asset Management, LLC manages The DireXion Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust. Van Kampen Asset Management manages the Van Kampen Life Investment Trust.


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments.
You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.


Other funds (or available classes) may have lower fees and better overall investment performance.


In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each Fund's prospectus, statement of additional informational information and annual and semi-annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of each valuation period, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each valuation period. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your Accumulation Value at the beginning of each contract month. The highest possible daily asset charge is currently at an effective annual rate of up to 1.55% (for the basic contract only). The charge shown on Your base contract at issue is guaranteed for the life of Your contract. If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the highest possible daily asset charge is currently 3.55%. The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract. Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. The assets in the Separate Account are equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;
      o     combine two or more investment divisions within Our Separate
            Account;
      o withdraw assets relating to Our variable annuities from one investment division and put them into another;
      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;
      o end the registration of Our Separate Account under the Investment Company Act of 1940; and
      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and
      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal office. At the same time, You may also change how Your net premiums are allocated.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The maximum issue age for the base contract is 85. However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90. The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.


We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal office. See "Transaction Cut-Off Times" on page 52 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal office.

FREE LOOK

You generally have a 30-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

    1.  the accumulation value less any premium bonus credit, or
    2.  if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). You should consult with and rely upon a tax advisor if You are considering a contract exchange.

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. If an Investment Division is not available or requested in error, We will make inquiry about a replacement Investment Division. If We are unable to reach You or Your registered representative, We will consider the application incomplete. We may retain Your premium payment for up to 5 business days while attempting to complete the application. If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay. We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days. If You choose to have Us hold the premium payment, it will be held in a non-interest bearing account.

Once the completed application is received, We will allocate the payment to the Investment Divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 56).


OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge. With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional asset charge for the combination of riders does not exceed 2.00% (so the total mortality and expense risk charge cannot exceed 3.55% currently). In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to "step-up" Your GPB. This "step-up" may cause the total current rider charges to exceed 2.00%.

Some of the optional riders cannot be terminated once elected. Therefore, You should review and select optional riders carefully.


Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.


Five for Life Plus Rider
If You elect the Five for Life Plus, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This Rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider. For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA. If total withdrawals in any of the first five contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received. Under this rider, by current Company practice, We will allow registered investment advisor fees up to 2.90% to be withdrawn each contract year and still credit the 2% bonus credit at the end of each contract year as though no withdrawal has been taken. This is not guaranteed. However, if Your contract is issued while this company practice is in effect, We guarantee that you will receive this company practice for the life of Your contract.


If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus. See "Extra Credit Rider" on page 43 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years. Appreciation of your accumulation value due to positive investment performance will not cause an increase in your GPA or LPA.

You should consider the Five for Life Plus Rider if you are interested in predictable withdrawals that will guarantee the return of your principal or withdrawals for a lifetime while participating in the market.

You might not want the Five for Life Plus Rider if:

      o You plan on taking withdrawals in excess of the GPA and LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider.
      o You are interested in long-term accumulation rather than receiving payments; or

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.


This rider can be elected at issue or on any contract anniversary.


In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that is 0.75%. If the rider was elected between 5/1/06 and 1/31/07 the daily mortality and risk expense charge is deducted at an annual rate that is 0.65%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 17. If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.


The GPA and LPA will be different calculated amounts. When you make a withdrawal you do not have to specify whether it is a GPA or LPA withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated. If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value. If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.


In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you should limit your withdrawals to amounts equal to or less than the LPA each contract year.


Step-Up Provisions:
If this rider was elected after 1/31/07 then after every contract anniversary thereafter, You have the option to "step-up" the GPB.* You may "step-up" this rider until the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to "step-up" Your GPB. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.

* If this rider was elected between 5/1/06 to 1/31/07 and after this rider has been inforce for five consecutive years and after every fifth contract anniversary thereafter, You have the option to "step-up" the GPB.


By current Company practice, We will automatically step-up Your GPB to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB after any bonus credits.


This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

      1.    the current GPA before the Step-Up of the GPB; or
      2.    7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

      1.    the current LPA before the Step-Up of the GPB; or
      2.    5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:
Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, we guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by current Company practice, the minimum required distribution amount, then the GPB will be automatically reset to equal the lesser of:

      1.    The contract's accumulation value after the withdrawal; or
      2.    the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by current Company practice, the minimum required distribution amount if greater, then the GPA will become the lesser of:

      1.    the GPA prior to the withdrawal; or
      2.    7% multiplied by the greater of:
            a. the contract accumulation value immediately after the withdrawal; or
            b.    the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by current Company practice, the minimum required distribution amount if greater, then the LPA will become the lesser of:

      1.    the LPA prior to the withdrawal; or
      2.    5% multiplied by the greater of:
            a. the contract accumulation value immediately after the withdrawal; or
            b.    the GPB immediately after the withdrawal.


You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If you elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established. Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).


Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

      1.    the current GPA before the premium; or
      2.    the lesser of:
            1)    7% multiplied by the GPB after the premium; or
            2) the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

      1.    the current LPA before the premium; or
      2.    the lesser of:
            1)    5% multiplied by the GPB after the premium; or
            2) the current LPA before the premium plus the premium payment including premium bonus (if any) multiplied by 5%.

Bonus Credit Provisions:
During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).


Upon the GPB being increased by a Bonus Credit, the GPA will equal the greater of:


      1.    the current GPA before the Bonus Credit; or
      2.    7% multiplied by the GPB immediately after the Bonus Credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

      1.    the current LPA before the Bonus Credit; or
      2.    5% multiplied by the GPB immediately after the Bonus Credit.


(Note, the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.) A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.


Spousal Continuance Provision:

If the surviving spouse of an owner is the covered person and the beneficiary and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the spouse dies.

If the surviving spouse is not the covered person, but is the owner's beneficiary, and elects to continue the contract upon the death of an owner, the spouse's beneficiary can continue to receive the GPA amount until the GPB is depleted or the spouse's beneficiary dies, whichever occurs first and the LPA will be set to zero provided that the deceased owner was the covered person. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:


      1. The contract anniversary following the day We receive notification of death of the covered person; or
      2. The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement phase:
When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider's settlement phase, each contract year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the covered person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the beneficiary each contract year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA during the life of the covered person. Upon death of the covered person, the settlement payments will cease and this rider terminates.


See "Appendix I" on page 91 for examples of how the Five for Life Plus works.


Under this rider, We reserve the right to restrict Investment Divisions at any time. If an Investment Division is restricted, no transfers into the restricted Investment Divisions will be allowed and no premiums may be allocated to the restricted Investment Divisions after the date of the restriction. Any amounts previously allocated to an Investment Division that is subsequently restricted will be unaffected by such restrictions. There are no current Investment Division restrictions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain Investment Divisions, to require that certain Investment Divisions be chosen in conjunction with other Investment Divisions, to limit transfers between existing Investment Divisions and/or to require periodic rebalancing of existing Investment Divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus.


It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 65 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows the surviving spouse, if named the owner's primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).
      o     if You write to Us requesting termination of the rider; or
      o     if You surrender or annuitize Your contract.


If You are alive on the maturity date, but your accumulation value was not reduced to zero, neither you nor your estate will receive any settlement payments under the rider.

We have designed the Five for Life Plus Rider to protect You from outliving your assets. If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.


If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than death or full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider
If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee as shown in the table below.
------------------------------ -------------------------------
   Selected Premium Bonus        Current Extra Credit Rider
           Percent                         Charge
------------------------------ -------------------------------
             3%                            0.50%
------------------------------ -------------------------------
             4%                            0.65%
------------------------------ -------------------------------
             5%                            0.80%
------------------------------ -------------------------------

This charge is applied against Your Separate Account accumulation value each year during the first seven contract years. Over time, the amount of the fees may exceed the amount of the premium bonus credited. We expect a profit from the extra charge for this rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulation value attributable to premium payments made in years one through seven, but no credit will apply with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount. Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs. The amount vested will increase over the seven-year period so that, in contract years 8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount. However, by current Company practice, upon death of an owner or annuitant in the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount. This is not guaranteed. However, if Your contract is issued while this company practice is in effect, We guarantee that you will receive this company practice for the life of Your contract. The vesting schedule for the Extra Credit Rider is shown in the table below.
                             VESTING OF BONUS SCHEDULE
          Contract year                      Amount Of Extra Credit Vested
          -------------                      -----------------------------
                1                            4/12 of premium bonus amount
                2                            5/12 of premium bonus amount
                3                            6/12 of premium bonus amount
                4                            7/12 of premium bonus amount
                5                            8/12 of premium bonus amount
                6                            9/12 of premium bonus amount
                7                            10/12 of premium bonus amount
                8+                           12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached. Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

If You elect the GMIB Plus rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the Guaranteed Minimum Accumulation Benefit (GMAB), if it is higher than Your accumulation value. You should consider the GMIB Plus Rider if You are interested in guaranteeing Your principal with the potential to build Your assets while participating in the market.

You might not want the GMIB Plus Rider if You are interested in receiving payments. Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.


This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.55% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract's accumulation value will be increased to the GMAB if Your contract's accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the Accumulation Value as of the date elected.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

      1.    Initial GMAB; plus
      2.    Subsequent premium payments after rider election, if any; minus
      3.    Adjustments for partial surrenders after rider election, if any.

If this rider was elected after 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greatest of the accumulation value at rider election or accumulation value as of the last contract anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the last contract anniversary). If the total partial surrenders in any one-contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. We will also reduce the GMAB benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB Plus Rider is elected at a later date, the initial GMIB accumulated value is equal to the accumulation value as of the date elected.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain Investment Divisions as noted below, the GMIB accumulated value will equal the greater of:

          (a) the GMIB roll-up benefit; or
          (b) the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant's 80th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued. (If this rider was elected after 1/31/07, the GMIB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of the accumulation value at rider election or accumulation value as of the contract's last anniversary.) If this rider was elected between 5/1/06 and 1/31/07, the GMIB roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender. We will also reduce the GMIB roll-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 80th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. Any partial surrender will immediately decrease the annual step-up benefit. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of accumulation value on rider election or accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMIB annual step-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract's last anniversary.) If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn. We will also reduce the GMIB step-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with the 0% rate are:

      o     Rydex VT U.S. Government Money Market Fund
      o     ProFund VP Money Market

We reserve the right to restrict Investment Divisions at any time when this rider is elected. If an Investment Division is restricted and the GMIB Plus rider has been elected, no transfers into the restricted Investment Divisions will be allowed and no premiums may be allocated to the restricted Investment Divisions after the date of the restriction. Any amounts previously allocated to an Investment Division that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

      o the income payment available to You under the base contract without the GMIB, or;
      o the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract's payout factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

      o Income for life only (single life or joint life with full survivorship)
      o     Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

      o on upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner); or
      o     if You surrender Your contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your Investment Divisions, purchase of the GMIB Plus rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus rider.

This rider may not be elected in combination with the Five for Life Plus rider.


See "Appendix II" on page 94 for examples of how the GMIB Plus rider works.


GMDB Plus (Guaranteed Minimum Death Benefit) Rider

If You elect the GMDB Plus rider on Your application, then We will guarantee that when We receive due proof of death the death of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. The death benefit will be calculated at the time We receive due proof of death. Only one option can be selected. This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.


The minimum death benefit options available under this rider are:

      GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your beneficiary under the base contract; or
      o     the roll-up benefit with a 3% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.20%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your beneficiary under the base contract; or
      o     the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.45%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your beneficiary under the base contract; or
      o     the GMDB Plus annual step-up benefit.


          There is an additional mortality and expense risk charge for this option, currently 0.25%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

          GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your beneficiary under the base contract; or
      o     the EGMDB annual step-up benefit; or
      o     the roll-up benefit with a 3% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.30%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your beneficiary under the base contract; or
      o     the GMDB Plus annual step-up benefit; or
      o     the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.55%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus roll-up benefit means the initial gross premium at the time this rider is elected compounded at the specified roll-up interest rate. The GMDB Plus roll-up benefit is limited to the lesser of an additional 100% of premiums with adjustments for partial surrenders, or until age 85. However, by current Company practice, it is limited to the lesser of 100% of gross premiums or until age 85. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

The roll-up benefit is increased each time a premium payment is received and is reduced each time a partial surrender is taken. If this rider was elected after 1/31/07, the roll-up benefit adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or previous contract anniversary accumulation value. (If this rider was elected between 5/1/06 and 1/31/07, the roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract's last anniversary). If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the Accumulation Value at the time of the partial surrender.

The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected. For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount. The GMDB Plus annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 85th birthday. The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. If this rider was elected after 1/31/07, the annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or the accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the annual step-up adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract's last anniversary.) If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMDB Plus Roll-up Benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with a 0% rate under this rider include:

      o     Rydex VT U.S. Government Money Market Fund
      o     ProFund VP Money Market

Once elected, You cannot terminate this rider. This rider will only terminate:

      o Upon the death of the annuitant or an owner. If the owner's primary beneficiary continues the contract under spousal continuance, the contract accumulation value if less than the death benefit amount will be increased to the death benefit amount of this rider and this rider will terminate; or
      o     if You surrender the contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 17. The amount of the charge depends on which shorter period You choose. The charge is a percentage of the average daily accumulation value, and the charge remains in effect until the contract is terminated.


You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.

Four-Year Surrender Charge Period:

The schedule for the four-year surrender charge period is as follows:

        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider -
        Payment Number of Years)               Surrender Charge Percentage           Surrender Charge Percentage
                                               (as a percentage of premium           (as a percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  6%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  5%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  0%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

          The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period:

The schedule for the three-year surrender charge period is as follows:

--------------------------------------- ------------------------------------ -------------------------------------

The schedule for the three-year         With Rider -                         Without Rider - Surrender
surrender charge period is as           Surrender Charge Percentage          Charge Percentage (as a
follows: Length of Time From Premium    (as a percentage of premium          percentage of premium payment
Payment Number of Years)                payment withdrawn)                   withdrawn)

--------------------------------------- ------------------------------------ -------------------------------------
Less than one                           7%                                   7%
--------------------------------------- ------------------------------------ -------------------------------------
1 - 2                                   7%                                   7%
--------------------------------------- ------------------------------------ -------------------------------------
2 - 3                                   6%                                   6%
--------------------------------------- ------------------------------------ -------------------------------------
3 - 4                                   0%                                   5%
--------------------------------------- ------------------------------------ -------------------------------------
4 - 5                                   0%                                   4%
--------------------------------------- ------------------------------------ -------------------------------------
5 - 6                                   0%                                   3%
--------------------------------------- ------------------------------------ -------------------------------------
6 - 7                                   0%                                   2%
--------------------------------------- ------------------------------------ -------------------------------------
More than 7                             0%                                   0%
--------------------------------------- ------------------------------------ -------------------------------------

          The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

          Zero Year Surrender Charge Period

          The "zero year" surrender charge period means there is no surrender charge, even in the first contract year. Unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in the 7 years after a premium payment is made, You will get no benefit from this rider.

Estate Planning Rider

If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract when We receive due proof of death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time We receive due proof of death. This rider is only available for non-qualified contracts.


This rider may not be elected in combination with the Five for Life Plus rider.

The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit. For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed in the Fee Table. We continue to deduct this charge even during periods when there is no gain on the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders
As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

-------------------------------------------------------------- ------------------------------------------------------------
Rider:                                                         Incompatible Riders:
-------------------------------------------------------------- ------------------------------------------------------------
Five for Life Plus Rider                                       GMIB Plus Rider
                                                               Estate Planning Rider
-------------------------------------------------------------- ------------------------------------------------------------
Extra Credit Rider                                             Shortened CDSC Rider
-------------------------------------------------------------- ------------------------------------------------------------
GMIB Plus Rider                                                Five for Life Plus Rider
-------------------------------------------------------------- ------------------------------------------------------------
GMDB Plus Rider                                                N/A
-------------------------------------------------------------- ------------------------------------------------------------
Shortened CDSC Rider                                           Extra Credit Rider
-------------------------------------------------------------- ------------------------------------------------------------
Estate Planning Rider                                          Five for Life Plus Rider
-------------------------------------------------------------- ------------------------------------------------------------

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Transaction Cut-Off Times
We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period. The deadline depends on the type of financial transaction and the method used for submitting the transaction requests.

Financial transactions must be in good order. Financial transactions include premium payments, death benefits, full or partial surrender requests, transfer requests, dollar cost averaging programs, portfolio rebalancing, and systematic withdrawals.


All financial transactions, other than transfers, that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Premium payments, death benefits, completed full or partial surrender requests, scheduled Dollar Cost Averaging, Portfolio Rebalancing, and Systematic Withdrawal transactions received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business Day" on page 10.

Transfer requests submitted by mail, phone or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by mail, phone or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 10.


Transfer requests submitted by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 5. Only authorized registered investment advisors can make internet transfers.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions prior to maturity date.


You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" on page 53).


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.


See the definition of business day and valuation period in the "DEFINITIONS" section on page 10. See "Transaction Cut-Off Times" above.


After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners if required by Our business judgment or in accordance with applicable law.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders. These market-timing policies and procedures do not apply to those portfolios that are open for frequent transfers (indicated by an "*" in the lists on page 2 and pages 21-25). Therefore these portfolios may be negatively impacted by market timing or other trading activity.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to Van Kampen UIF Emerging Markets Debt Portfolio, followed by a transfer from Van Kampen UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future. Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to those funds indicated by an "*" in the lists on page 2 and pages 21-25 because these are open for frequent transfers. See the prospectuses for these portfolios for more information.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal office. The surrender value is the Separate Account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.


Completed surrender requests received at Our Principal office are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 52.


We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;
      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);
      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or
      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 78.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source (the investment division) of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "Surrender Charges on Surrenders" on page 62.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 65.)


Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 65.)


Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. Since We transfer the same dollar amount to Investment Divisions each month or quarter, more units of an Investment Division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, We cannot guarantee this. This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and send them to Our Principal office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,
      o that any money received with the form is to be placed into the DCA source account,
      o the total monthly or quarterly amount to be transferred to the other investment divisions, and
      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA. Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received. DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to modify, suspend, or end the DCA program by sending You one month's written notice. We may in the future offer additional Investment Divisions or withdraw any Investment Division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the transfer limitations. Portfolio Rebalancing will not occur during the Free Look period. If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.


You can stop or modify the systematic withdrawals by sending Us written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 62). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders. The Extra Credit Rider vesting schedule also applies.

By current Company practice, systematic withdrawals taken to satisfy IRS required minimum distributions and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero. (See the "Five for Life Plus Rider" on page 36 and "GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider " on page 44 for additional information on withdrawals in excess of any guaranteed amounts.)


To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT

You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge in each contract year. In the first year, the free surrender amount will be 10% of Your initial premium plus any premium bonus. Partial surrenders made to pay the fees of Your registered investment advisor, up to 2.90% of Your accumulation value, will be considered a free surrender amount in addition to the 10%. Any registered investment advisor fee above this 2.90% will be reviewed on a case-by-case basis for free surrender considerations. The investment advisory fee will be deducted from Your accumulation value as a partial surrender. This partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division.

The free surrender amount can be taken in multiple withdrawals each contract year until the full 10% (or 12.90% if a portion of the amount is being used to pay registered investment advisor fees) has been withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

If this option is not exercised or if less than the available free surrender amount is withdrawn, any unused amount will not be carried over to a subsequent contract year. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 65.)


Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;
      o     Termination of the base annuity;
      o     Maturity of the base annuity;
      o The date We receive Your written notice requesting termination of the rider; or
      o Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not previously been exercised. Spousal continuance allows a surviving owner's spouse, if named the owner's beneficiary of the base annuity contract, to continue the contract as the new owner.

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. Once You choose a Death Benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.


When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.


If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.


When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.


The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

If the oldest owner or annuitant is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

      1. the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      2. Premiums made to Your contract minus adjustments for partial surrenders. Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.


If the oldest owner or annuitant is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.


Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus if the death benefit is paid within the first seven contract years. See "Extra Credit Rider" Any death benefit proceeds paid that are in excess of Your accumulation value are subject to Our financial strength and claims-paying ability.


PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our fixed account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our fixed account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA exceeds the 10% free surrender amount, the entire GPA will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)               Charge
         -----------------               ------
                 1                         7%
                 2                         7%
                 3                         6%
                 4                         5%
                 5                         4%
                 6                         3%
                 7                         2%
                8+                         0%

No surrender charge will be assessed upon:

      (a)   payment of death benefits;
      (b)   exercise of the Free Look right;
      (c)   withdrawal of the free surrender amount.


At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. See "Surrender Charge" on page 21.


Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 0.85% up to 1.10% of the accumulation values in the Separate Account. The amount of this charge is based on the accumulation value. If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.10% of the accumulation value. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 0.95% of the accumulation value. If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 0.85% of the accumulation value. There are economies of scale with higher accumulation values (expenses per contract dampen as a percentage of accumulation value). This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined. Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.10% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the maximum range of this charge (0.85% to 1.10%) is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ADMINISTRATION FEE

We deduct a daily administration fee equal to an annual percentage rate of each investment division's average daily net assets. The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses. The administration fee can vary by investment division. The current administration fee for all investment divisions is 0.45%. If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division. If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

Five for Life Plus Rider
We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate of 0.75% (for riders elected after 1/31/07) of the value in the Separate Account. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB.

Extra Credit Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.55% of the accumulation value in the Separate Account. However, the charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account. Currently these are at annual rates of 0.20% for the 3% Roll-Up Option, 0.45% of the 6% Roll-Up Option, 0.25% for the Annual Step-Up Option, 0.30% for the Annual Step-Up with 3% Roll-Up option, 0.55% for the Annual Step-Up with 6% Roll-Up Option. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

TRANSFER CHARGE

We do not charge You for making transfers of accumulation value among investment divisions.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. Midland National currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with and rely on Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult with and rely upon a tax advisor before purchasing one of these riders.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.
      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.
      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

      1. elective contributions made in years beginning after December 31, 1988;
      2.    earnings on those contributions; and
      3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Optional riders available under this contract contain death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider with a qualified contract.


Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control
In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While We believe that the contracts do not give Owners investment control over Separate Account assets, We reserve the right to modify the contracts as necessary to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)
In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural Owner. Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will generally be considered gain. The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to your contract is unclear. Accordingly, you should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, this includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;
      o     paid after an owner dies;
      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
      o     paid under an immediate annuity; or
      o which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the "investment in the contract" as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2008, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios. While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. However, if Your contract is issued while this company practice is in effect, We guarantee that you will receive this company practice for the life of Your contract. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or
      2. convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing An Annuity Option

You may apply the proceeds of a surrender to effect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.


Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;
      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);
      o the naming of people who are entitled to receive payment and their beneficiaries; and
      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.50% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.10%. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 0.95%. If Your accumulation value is $100,000 or more, the effective annual rate is 0.85%. We also deduct the administration fee at an effective annual rate of 0.45%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (fixed payment option only)
      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

                  1) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

                  2) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.


Minimum required distribution rules for qualified contracts may restrict the periods that may be selected. Consult a tax advisor.


Transfers after Annuitization for Variable Payment Options
After annuitization, only two transfers per contract year may be made among the investment divisions.

Generally, for all investment divisions, transfer requests received in good order at Our Principal office on any business day are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 52.

The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our General Account
Our general account consists of all of Our investment assets that are not allocated to separate accounts. The general account supports all of Our insurance obligations that are not supported by a separate account including Our obligations to pay the benefits under this contract offered by the optional riders. All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in our general account.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,
      o     to ratify the selection of independent auditors for the funds,
      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions to the extent required by law. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the fund's adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and
      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise their current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      1. permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;
      2. assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
      3.    reflect a change in the operation of the Separate Account; or
      4.    provide additional investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) at Our Principal office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:
            a)    the New York Stock Exchange is closed,
            b)    trading in securities has been restricted by the SEC, or
            c)    the SEC has declared that an emergency exists,
      2) The SEC by order permits Us to delay payment to protect Our owners, or
      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.50% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses, and non-cash items, We may make certain payments to third parties for distribution and/or investment advisory services. The Company may use any of its corporate assets, including any profit from the mortality and expense risk charge or other fees and charges imposed under the contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee;
(d) optional rider charges; (e) payments, if any, received from the underlying portfolios or their managers. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                                One North Wacker
                                Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                                        TABLE OF CONTENTS
                                                                                                                            Page
THE CONTRACT                                        .........................................................................3
   Entire Contract                                  .........................................................................3
   Changes to the Contract                          .........................................................................3
   Incontestability                                 .........................................................................3
   Misstatement of Age or Sex                       .........................................................................3
   Non-participating                                .........................................................................3
   Claims of Creditors                              .........................................................................3
   Minimum Benefits                                 .........................................................................3
   Ownership                                        .........................................................................4
   Assignment                                       .........................................................................4
   Accumulation unit Value                          .........................................................................4
   Annuity Payments                                 .........................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS            ........................................................................  6
   Money Market Investment Division Yield
   Calculation                                      .........................................................................6
   Other Investment Division Yield Calculations     .........................................................................6
   Standard Total Return Calculations               .........................................................................7
   Cumulative Total Returns                         .........................................................................8
   Adjusted Historical Performance Data             .........................................................................8
FEDERAL TAX MATTERS                                 .........................................................................9
   Tax Free Exchanges (Section 1035)                .........................................................................9
   Required Distributions                           .........................................................................9
   Non-Natural Person Owners                        .........................................................................10
   Diversification Requirements                     .........................................................................10
   Owner Control                                    .........................................................................10
   Taxation of Qualified Contracts                  .........................................................................10
DISTRIBUTION OF THE CONTRACT                        .........................................................................11
SAFEKEEPING OF ACCOUNT ASSETS                       .........................................................................13
STATE REGULATION                                    .........................................................................13
RECORDS AND REPORTS                                 .........................................................................13
LEGAL MATTERS                                       .........................................................................13
FINANCIAL MATTERS                                   .........................................................................13
OTHER INFORMATION                                   .........................................................................13
CONDENSED FINANCIALS                                .........................................................................14
FINANCIAL STATEMENTS                                .........................................................................95

                         CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at
(866) 270-9565.

Table 1 - 1.30% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Base Contract -  No Riders

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                     Accumulation Unit                             Number of
                                                                        Value at Beginning    Accumulation Unit       Accumulation
                                                                             of Period         Value at End of       Units at End of
                                                                           (12/31/2006)      Period (12/31/2007)         Period

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                                    10.64                10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                             12.79                11.89               2,629.34

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                           11.05                12.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                            10.42                11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                               16.59                19.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                          13.53                13.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                            16.05                18.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                                      12.32                12.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                            12.80                12.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                                    9.58                 11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                                  9.93                 9.42                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                                   11.18                11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                       10.00                9.61            1,589,642.26

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                                     10.25                9.89                  0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                            9.85                 10.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                              10.18                10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                                    10.55                11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                                11.19                11.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                         10.62                10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                                11.80                9.73                  0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                                     10.87                11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                    10.54                10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                                  10.25                10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                   10.17                11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                                  10.37                11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                                      10.15                10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                                11.48                16.74              38,977.80

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                                  10.72                7.70                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                        9.94                 12.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                                   9.46                 9.39                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                          10.24                9.99                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                                   10.81                11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                         10.99                11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                                      10.83                9.81                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                                 11.32                12.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                       10.00                10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                              10.43                11.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                                    10.00                9.93                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                             11.02                8.80                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                            10.74                11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                            10.06                11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                          10.00                9.76                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                               10.03                10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                                  10.36                9.21                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                       10.66                11.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                        10.93                10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                                10.00                9.99                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                         9.73                 10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                          10.09                10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                           10.17                10.42              46,554.90

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                             10.25                11.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                              10.37                13.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                        10.95                11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                        8.68                 10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                            11.99                9.52                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                               9.29                 8.69                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                          9.10                 9.62                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                           9.32                 8.95                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                                 10.00                9.88                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                                    10.00                10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                          10.24                9.82                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                       9.87                 8.62               17,904.72

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                        9.81                 10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                              10.10                9.75                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                       9.79                 10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                        10.24                9.38                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                             10.39                11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                                     11.88                12.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                                   10.99                11.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                              11.33                11.28               2,618.14

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                           9.49                 9.93                3,136.91

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                        10.15                12.87               4,556.95

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                                      10.00                10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                                  10.00                9.81                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                         10.00                8.57                6,883.51

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                              11.84                13.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                                     11.66                12.45               3,084.76

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                             8.57                 7.70                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                              10.14                12.83               2,630.14

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                                 11.34                11.26               2,730.82

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                        10.02                10.28               9,887.17

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                                9.97                 14.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                        10.92                11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                                    10.77                11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                                  11.11                15.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                           9.93                 12.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                       10.91                11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                         12.42                10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Table 2 - 3.55 Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider;
GMIB Plus Rider and 0 Year CDSC Rider Base Contract with 1.10% M&E; Five for
Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC
Rider Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus
Rider; GMDB Rider with 6% Roll-Up Base Contract with 1.10% M&E; GMDB Rider with
Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit                             Number of
                                                                      Value at Beginning    Accumulation Un         Accumulation
                                                                           of Period         Value at End of       Units at End of
                                                                         (12/31/2006)      Period (12/31/2007)         Period

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                                    10.48                10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                             12.60                11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                           10.89                12.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                            10.27                10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                               10.17                11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                          10.91                10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                            10.64                12.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                                      11.01                10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                            10.89                10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                                    9.56                 11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                                  9.79                 9.07                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                                   11.01                10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                       10.00                9.48                  0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                                     10.09                9.52                  0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                            9.70                 9.65                  0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                              10.03                9.78                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                                    10.39                10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                                11.02                11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                         10.46                10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                                9.76                 7.87                  0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                                     10.71                11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                                    10.39                10.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                                  10.10                10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                                   10.02                10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                                  10.22                10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                                      10.00                10.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                                11.31                16.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                                  10.56                7.41                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                        9.79                 12.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                                   9.32                 9.05                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                          10.09                9.63                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                                   10.65                10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                         10.83                11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                                      10.67                9.44                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                                 11.15                12.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                       10.00                10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                              10.28                11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                                    10.00                9.91                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                             10.85                8.47                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                            10.58                10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                            9.92                 10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                          10.00                9.74                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                               9.88                 10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                                  10.21                8.87                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                       10.50                10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                        10.76                10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                                10.00                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                         9.58                 10.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                          9.94                 9.68                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                           10.02                10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                             10.10                11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                              10.22                13.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                        10.79                10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                        8.55                 10.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                            11.82                9.17                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                               9.15                 8.37                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                          8.97                 9.26                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                           9.18                 8.62                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                                 10.00                9.86                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                                    10.00                10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                          10.08                9.45                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                       9.73                 8.30                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                        9.67                 9.75                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                              9.95                 9.39                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                       9.64                 9.68                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                        10.09                9.03                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                             10.24                11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                                     11.70                12.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                                   10.83                11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                              11.17                10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                           9.35                 9.56                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                        10.00                12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                                      10.00                9.98                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                                  10.00                9.80                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                         9.85                 8.25                  0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                              11.66                13.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                                     11.49                11.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                             8.45                 7.42                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                              9.99                 12.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                                 11.18                10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                        10.03                10.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                                9.82                 13.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                        10.76                10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                                    10.61                10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                                  10.94                14.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                           9.78                 11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                       10.75                11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                         12.24                9.77                  0.00

------------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.30% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Base Contract -  No Riders
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                  Accumulation Unit                              Number of
                                                                     Value at Beginning     Accumulation Unit      Accumulation
                                                                          of Period         Value at End of       Units at End of
                                                                        (05/01/2005)      Period (12/31/2006)         Period
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                                    10.00                10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                             10.00                12.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                           10.00                11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                            10.00                10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                               14.01                16.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                          11.74                13.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                            13.04                16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                                      10.42                12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                            10.79                12.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                                    10.05                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                                  10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                                   10.00                11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                                     10.00                10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                              10.00                10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Equity Fund                                            10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                                10.00                11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                         10.00                10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                                10.00                10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                                10.65                11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                                     10.00                10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                    10.00                10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                  10.00                10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                   10.00                10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                  10.00                10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                                      10.00                10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                                10.00                11.48               39771.22
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                                  10.00                10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                        10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                                   10.00                9.46                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                          10.00                10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                                   10.00                10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                         10.00                10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                                      10.00                10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                                 10.00                11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                              10.00                10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                             10.00                11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                            10.00                10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                            10.00                10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                               10.00                10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                                  10.00                10.36               14557.95
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                       10.00                10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                        10.00                10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                         10.00                9.73                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                          10.00                10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                           10.00                10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                              10.00                10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                                    10.00                10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                        10.00                10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                        10.00                8.68                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                            10.00                11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                               10.00                9.29                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                          10.00                9.10                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                           10.00                9.32                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                          10.00                10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                              10.00                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                        10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                              10.00                10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                       10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                        10.00                10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                             10.00                10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                                     10.00                11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                                   10.00                10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                              10.00                11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                           10.00                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                               10.00                10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                         10.00                10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                              10.00                11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                         10.00                11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                         10.00                10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                                     10.00                11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                                 10.00                8.57                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                        9.78                 10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                        10.00                10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                                    10.00                10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                                  10.00                11.11               15093.55
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                           10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                       10.00                10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                         10.00                12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 2 - 3.55% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with Extra Credit Rider;
Five for Life Plus Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                    Accumulation Unit                             Number of
                                                                       Value at Beginning     Accumulation Unit     Accumulation
                                                                            of Period         Value at End of       Units at End of
                                                                          (05/01/2005)      Period (12/31/2006)         Period
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                                    10.00                10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                             10.00                12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                           10.00                10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                            10.00                10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                               10.00                10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                          10.00                10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                            10.00                10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                                      10.00                11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                            10.00                10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                                    10.00                9.56                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                                  10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                                   10.00                11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                                     10.00                10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                              10.00                10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Equity Fund                                            10.00                9.70                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                                10.00                11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                         10.00                10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                                10.00                10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                                10.00                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                                     10.00                10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                    10.00                10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                  10.00                10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                   10.00                10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                  10.00                10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                                      10.00                10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                                10.00                11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                                  10.00                10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                        10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                                   10.00                9.32                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                          10.00                10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                                   10.00                10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                         10.00                10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                                      10.00                10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                                 10.00                11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                              10.00                10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                             10.00                10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                            10.00                10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                            10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                               10.00                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                                  10.00                10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                       10.00                10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                        10.00                10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                         10.00                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                          10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                           10.00                10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                              10.00                10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                                    10.00                10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                        10.00                10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                        10.00                8.55                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                            10.00                11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                               10.00                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                          10.00                8.97                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                           10.00                9.18                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                          10.00                10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                              10.00                9.73                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                        10.00                9.67                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                              10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                       10.00                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                        10.00                10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                             10.00                10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                                     10.00                11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                                   10.00                10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                              10.00                11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                           10.00                9.35                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                               10.00                10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                         10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                              10.00                11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                         10.00                11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                         10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                                     10.00                11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                                 10.00                8.45                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                        10.00                10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                        10.00                10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                                    10.00                10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                                  10.00                10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                           10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                       10.00                10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                         10.00                12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------


                                   APPENDIX I
                          Five for Life Plus - Examples

Basic Calculations

Example 1: Assume You select the Five for Life Plus rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.
      o Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.
      o Your Guaranteed Payment Amount (GPA) is $7,000, which is 7% of Your initial GPB.
      o Your Lifetime Payment Amount (LPA) is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:
      o Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).
      o Your GPA is $10,500, which is Your prior GPA ($7,000) plus 7% of Your additional premium payment ($3,500).
      o Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You withdraw the maximum LPA ($5,000) before the end of the first contract year, then
      o Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the LPA withdrawal ($5,000).
      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).
      o Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.
      o     GPB is $100,000, which was Your initial premium.
      o     GPA is $7,000, which is 7% of Your initial GPB.
      o Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $7,000, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.
      o Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $40,000, which is the lesser of Your new accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).
      o Your GPA is $6,300, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your Accumulation Value ($90,000) and Your GPB ($40,000) after the withdrawal.
      o Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your Accumulation Value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your Accumulation Value is $90,000 at the time of withdrawal, then
      o Your GPB is $50,000, which is the lesser of Your new Accumulation Value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $4,200, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your Accumulation Value ($50,000) and Your GPB ($50,000) after the withdrawal.
      o Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your Accumulation Value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to "Step-Up" Your benefit after the 1st contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the first year the rider has been in force, and Your Accumulation Value at the time of step up is $120,000, then
      o Your GPB is $120,000, which is Your Accumulation Value on the Step-Up Date.
      o Your new GPA is $8,400, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($120,000).
      o Your new LPA is $6,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($120,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to "Step-Up" Your benefit after the 5th contract anniversary and Your Accumulation Value at the time of step up is $90,000, then
      o     Your GPB is $90,000, which is Your Accumulation Value on the Step-Up
            Date.
      o Your new GPA is $7,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($90,000).
      o Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then
      o Your GPB is $102,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB ($100,000).
      o     Your GPA is $7,140, which is the greater of Your GPA prior to the
            Bonus Credit ($7,000) and 7% of Your current GPB ($102,000).
      o     Your LPA is $5,100, which is the greater of Your LPA prior to the
            Bonus Credit ($5,000) and 5% of Your current GPB ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1. If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then
      o Your GPB is $97,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB ($100,000).
      o     Your GPA is $7,000, which is the greater of Your GPA prior to the
            Bonus Credit ($7,000) and 7% of Your current GPB ($97,000).
      o     Your LPA is $5,000, which is the greater of Your LPA prior to the
            Bonus Credit ($5,000) and 5% of Your current GPB ($97,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in y ear 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples

Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age
65). Assume You take withdrawals of $5,000 each of the first 5 years, then
      o Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 years.
      o Your GPA is $7,000, which is Your initial GPA ($7,000), since You have not taken more than Your GPA in any contract year.
      o Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and
      o Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.
      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).
      o     Your LPA is $3,550, which is 5% times Your GPB ($71,000).

                                   APPENDIX II
                                 GMIB Plus Rider

Example 1: Assumes a 55 year old male elects the GMIB Plus Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $100,000.00
      Base Contract Income Factor                                                     4.85
      Base Contract Monthly Income Payment                                            $485.00

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Ratchet Benefit                                                            $125,000
      GMIB Accumulation Value (greater of roll-up and ratchet benefit)                $162,889
      GMIB Income Factor                                                              3.82
      GMIB Monthly Income Payment                                                     $622.24

      Monthly Income Payment (greatest income payment)                                $622.24

Example 2:  Assumes the same facts as Example 1.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $140,000.00
      Base Contract Income Factor                                                     4.85
      Base Contract Monthly Income Payment                                            $679.00

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Ratchet Benefit                                                            $190,000
      GMIB Accumulation Value (greater of roll-up and ratchet benefit)                $190,000
      GMIB Income Factor                                                              3.82
      GMIB Monthly Income Payment                                                     $725.80

      Monthly Income Payment (greatest income payment)                                $725.80

Example 3:  Assumes the same facts as Example 1.
Age                                                                                   Contract Values

55      Initial Premium                                                               $100,000.00

65      Base Contract Account Value                                                   $150,000.00
        Base Contract Income Factor                                                   4.85
        Base Contract Monthly Income Payment                                          $727.50

        GMIB Roll-Up Benefit                                                          $162,889
        GMIB Ratchet Benefit                                                          $160,000
        GMIB Accumulation Value (greater of roll-up and ratchet benefit)              $162,889
        GMIB Income Factor                                                            3.82
        GMIB Monthly Income Payment                                                   $622.24


        Monthly Income Payment (greatest income payment)                              $727.50

Example 4: Assumes a 55 year old male elects the GMIB Plus Rider at issue. At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $90,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $100,000.00

Example 5:  Assumes the same facts as Example 4.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $150,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                        VECTOR VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565(toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2008, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2008

                                TABLE OF CONTENTS

THE CONTRACT......................................................................................................................3

  Entire Contract.................................................................................................................3

  Changes to the Contract.........................................................................................................3

  Incontestability................................................................................................................3

  Misstatement of Age or Sex......................................................................................................3

  Non-participating...............................................................................................................3

  Claims of Creditors.............................................................................................................3

  Minimum Benefits................................................................................................................3

  Ownership.......................................................................................................................4

  Assignment......................................................................................................................4

  Accumulation Unit Value.........................................................................................................4

  Annuity Payments................................................................................................................5

CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................................................6

  Money Market Investment Division Yield Calculation..............................................................................6

  Other Investment Division Yield Calculations....................................................................................6

  Standard Total Return Calculations..............................................................................................7

  Cumulative Total Returns........................................................................................................8

  Adjusted Historical Performance Data............................................................................................8

FEDERAL TAX MATTERS...............................................................................................................9

  Tax-Free Exchanges (Section 1035)...............................................................................................9

  Required Distributions..........................................................................................................9

  Non-Natural Person owners......................................................................................................10

  Diversification Requirements...................................................................................................10

  Owner Control..................................................................................................................10

  Taxation of Qualified Contracts................................................................................................10

DISTRIBUTION OF THE CONTRACT.....................................................................................................11

SAFEKEEPING OF ACCOUNT ASSETS....................................................................................................13

STATE REGULATION.................................................................................................................13

RECORDS AND REPORTS..............................................................................................................13

LEGAL MATTERS....................................................................................................................13

FINANCIAL MATTERS................................................................................................................13

OTHER INFORMATION................................................................................................................13

CONDENSED FINANCIALS.............................................................................................................14


FINANCIAL STATEMENTS............................................................................................................206


                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

    1)  Any assignee of record with Us;
    2)  Any irrevocable beneficiary; and
    3)  Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.
      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).
      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The current daily charge for the basic contract, without the optional riders, is 0.004247 which is an effective annual rate of 1.55% for contracts with an accumulation value between $0 - $24,999; 0.003836 which is an annual rate of 1.40% for contracts with an accumulation value between $25,000 - $99,999 and 0.003562 which is an annual rate of 1.30% for contracts with an accumulation value of $100,000 and over. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily current charge, for a contract with the highest combination of riders allowed (2.0% total charges), is 0.009726% which is an effective annual rate of 3.55% for contacts with an accumulation value between $0 - $24,999; 0.009315 which is an annual rate of 3.40 for contracts with an accumulation value between $25,000 - $99,999 and 0.009041 which is an annual rate of 3.30% for contracts with an accumulation value of $100,000 and over.
      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

        (1) =  the Annuity Unit Value for the preceding business day:
        (2) = the net investment factor (as described above) for that division on that business day.
        (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively called "the money market investment division" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

    YIELD = 2 [ (a - b + 1)6 - 1 ]
                 -----
                   cd

       Where:    a =   net investment income earned during the period by the
                       portfolio (or substitute funding vehicle) attributable
                       to shares owned by the investment division.
                 b =   expenses accrued for the period (net of reimbursements).
                 c =   the average daily number of units outstanding during
                       the period.
                 d =   the maximum offering price per unit on the last day of
                       the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
      P (1 + T)n = ERV
      Where:        P     =  a hypothetical initial payment of $1,000
                    T     =  average annual total return
                    n     =  number of years
                    ERV   =  ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).


All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $25,450 so it is calculated as 0.12% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders have been selected. Accordingly, Midland may disclose the following types of average annual total return:


      1. The contract is surrendered and has highest possible combination of riders;
      2.    The contract is surrendered, but no optional riders are selected;
      3. The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;

      4. The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and
      5. The contract is not surrendered, and neither the varying optional Extra Credit Rider nor any other optional riders are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

          Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

             CTR = [ERV/P] - 1
             Where:       CTR = the cumulative total return net of investment
                                division recurring charges for the period.
                          ERV = ending redeemable value of an assumed $1,000
                                payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
                          P   = an assumed initial payment of $1,000

             The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

             Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $25,450 so it is calculated as $30/$25,450, or 0.12% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)


Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before You effect an exchange or a rollover.


REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.


Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.

------------------------------------------------------------------------- ------------------------------------------------
      Fiscal Year             Amount of Commissions Paid to Sammons          Aggregate Amount of Underwriting Fee Paid
                                       Securities Company*                        to Sammons Securities Company**
------------------------------------------------------------------------- ------------------------------------------------
2005                     $0                                               $0
------------------------------------------------------------------------- ------------------------------------------------
2006                     $554,238                                         $388,182
------------------------------------------------------------------------- ------------------------------------------------

2007                     $593,370                                         $437,630

------------------------------------------------------------------------- ------------------------------------------------

*Represents commissions paid on Vector variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.


Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,
      o     deferred compensation and insurance benefits,
      o     advertising expenses, and
      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
      o     sales promotions relating to the contracts;
      o costs associated with sales conferences and educational seminars for their sales representatives; and
      o     other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2007, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.


We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                                One North Wacker
                                Chicago, IL 60606

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                                                     CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.


Table 1 - 1.40% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract - No Riders

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.63               10.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.78               11.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.04               12.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.42               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        14.85               17.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.92               12.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.12               17.58                158.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.30               11.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.78               12.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.56               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.93                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.17               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.61               4,763.13

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.24                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.84               10.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.17               10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.54               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.18               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.61               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.78                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.86               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.53               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.25               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.17               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.36               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.15               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.48               16.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.72                7.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.93               12.80                228.42

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.45                9.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.24                9.98                130.56

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.80               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.98               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.82                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.31               12.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.42               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      11.01                8.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.73               11.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.06               11.08                255.76

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.02               10.89                127.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.36                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.65               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.92               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.72               10.71                130.53

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.08               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.17               10.40               10,152.64

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.24               11.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.36               13.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.94               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.67               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.99                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.28                8.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.09                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.31                8.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.23                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.87                8.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.81               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.09                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.78               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.24                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.39               11.72                248.67

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.87               12.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.99               11.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.33               11.26               1,123.63

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.49                9.91               3,883.36

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.14               12.85               1,963.73

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.99                8.56               1,317.03

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.83               13.51                210.54

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.66               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.57                7.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.14               12.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.34               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.19               10.44               3,401.79

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.96               14.22                211.88

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.91               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.76               11.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.10               15.37                181.62

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.92               12.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.91               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.41               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 2 - 1.50% Asset Charge


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with GMDB Rider with 3% Roll Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.63               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.77               11.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.03               12.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.41               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.64               14.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.68               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.20               15.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.09               11.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.10               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.77               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.92                9.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.16               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.23                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.84                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.16               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.54               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.17               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.60               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.17                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.86               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.53               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.24               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.16               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.36               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.14               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.47               16.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.71                7.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.93               12.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.45                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.23                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.79               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.98               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.81                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.31               12.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.42               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      11.00                8.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.72               11.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.05               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.01               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.35                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.65               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.91               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.71               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.07               10.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.16               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.24               11.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.36               13.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.94               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.67               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.98                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.27                8.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.09                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.31                8.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.22                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.86                8.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.80               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.09                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.78               10.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.23                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.38               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.86               12.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.98               11.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.32               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.48                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.14               12.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.99                8.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.82               13.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.65               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.56                7.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.13               12.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.33               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.27               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.95               14.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.90               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.76               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.09               15.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.92               11.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.90               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.40               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 3 - 1.55% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract wit h 0.85% M&E and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.62               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.76               11.84                165.15

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.03               12.43                254.37

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.41               11.20                 73.60

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        16.39               18.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   13.37               13.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.86               18.41                 49.01

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.26               11.91                 90.23

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.74               12.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.53               11.34                141.07

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.92                9.38                 3.17

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.16               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.23                9.85                 48.54

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.83                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.16               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.53               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.17               11.75                 19.14

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.60               10.85                 38.39

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.74                9.66                 18.43

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.85               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.52               10.71                 15.13

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.24               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.16               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.35               11.07                168.66

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.14               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.46               16.68                470.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.70                7.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.92               12.77                125.97

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.44                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.23                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.79               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.97               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.81                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.30               12.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.41               11.75                557.45

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      11.00                8.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.72               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.05               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.01               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.35                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.64               11.21                 31.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.91               10.75                 18.05

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.71               10.68                 15.13

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.07               10.01                 83.48

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.16               10.37               1,905.28

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.23               11.85                 14.36

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.35               13.50                326.45

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.93               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.66               10.44                136.73

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.97                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.27                8.65                 21.67

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.09                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.30                8.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.22                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.86                8.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.80               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.08                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.77               10.01                 25.98

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.23                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.38               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.86               12.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.97               11.90                 13.76

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.31               11.23                 17.17

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.48                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.13               12.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.98                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.82               13.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.65               12.40                 24.50

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.56                7.67                 54.06

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.13               12.78                 17.18

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.32               11.22                 8.94

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.91               10.13               1,505.37

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.95               14.19                338.36

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.90               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.75               11.26                 11.67

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.09               15.33                327.52

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.91               11.97                 18.33

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.90               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.40               10.10                 8.38

------------------------------------------------------------------------------------------------------------------------------------



Table 4 - 1.60% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.62               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.76               11.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.03               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.40               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.62               14.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.66               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.19               15.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.07               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.08               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.76               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.91                9.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.16               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.23                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.83                9.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.16               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.53               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.17               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.60               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.16                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.85               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.52               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.23               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.15               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.35               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.13               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.46               16.66                702.32

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.70                7.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.92               12.76                824.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.44                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.22                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.78               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.97               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.81                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.30               12.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.41               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      11.00                8.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.72               11.24                378.17

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.04               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.01               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.34                9.16                390.93

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.64               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.90               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.71               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.07               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.15               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.23               11.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.35               13.49                812.06

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.93               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.66               10.44                973.52

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.97                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.27                8.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.08                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.30                8.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.22                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.85                8.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.79               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.08                9.70                 6.95

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.77               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.22                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.37               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.85               12.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.97               11.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.31               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.47                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.13               12.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.98                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.82               13.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.64               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.56                7.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.12               12.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.32               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.26               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.95               14.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.90               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.75               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.09               15.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.91               11.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.89               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.39               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 5 - 1.65% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95 M&E and GMDB Rider with Annual Step Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.62               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.76               11.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.02               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.40               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        21.45               24.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   16.42               16.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     18.66               21.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.24               11.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.72               12.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.51               11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.91                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.15               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.22                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.83                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.15               10.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.53               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.16               11.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.59               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.72                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.85               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.52               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.23               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.15               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.35               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.13               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.46               16.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.70                7.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.92               12.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.44                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.22                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.78               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.97               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.80                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.30               12.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.41               11.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.99                8.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.71               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.04               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.00               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.34                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.64               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.90               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.71               10.67               2,714.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.06                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.15               10.36               2,795.76

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.23               11.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.35               13.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.93               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.66               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.97                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.26                8.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.08                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.30                8.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.21                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.85                8.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.79               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.08                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.77                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.22                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.37               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.85               12.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.97               11.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.31               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.47                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.13               12.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.98                8.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.81               13.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.64               12.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.55                7.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.12               12.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.32               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.91               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.94               14.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.89               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.75               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.08               15.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.91               11.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.89               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.39               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 6 - 1.70% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.61               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.75               11.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.02               12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.40               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        16.27               18.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   13.27               12.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.74               18.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.23               11.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.70               12.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.50               11.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.91                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.15               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.22                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.82                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.15               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.52               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.16               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.59               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.71                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.84               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.51               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.23               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.15               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.34               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.13               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.45               16.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.69                7.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.91               12.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.43                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.22                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.78               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.96               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.80                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.29               12.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.40               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.99                8.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.71               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.04               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.00               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.33                9.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.63               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.90               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.70               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.06                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.15               10.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.22               11.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.34               13.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.92               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.65               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.96                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.26                8.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.08                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.29                8.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.21                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.85                8.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.79               10.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.07                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.76                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.22                9.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.37               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.85               12.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.96               11.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.30               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.47                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.12               12.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.97                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.81               13.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.63               12.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.55                7.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.12               12.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.31               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.84               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.94               14.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.89               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.74               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.08               15.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.90               11.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.89               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.39               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 7 - 1.75% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E and GMDB Rider with 3% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.61               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.75               11.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.02               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.39               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        14.09               16.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.15               11.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.10               16.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.21               11.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.69               12.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.49               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.90                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.15               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.22                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.82                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.15               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.52               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.16               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.59               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.70                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.84               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.51               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.22               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.14               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.34               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.12               10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.45               16.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.69                7.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.91               12.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.43                9.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.21                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.77               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.96               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.79                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.29               12.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.40               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.98                8.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.71               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.03               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                        10.00               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.33                9.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.63               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.89               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.70               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.06                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.14               10.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.22               11.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.34               13.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.92               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.65               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.96                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.26                8.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.07                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.29                8.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.21                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.84                8.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.79               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.07                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.76                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.21                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.36               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.84               12.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.96               11.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.30               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.46                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.12               12.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.97                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.80               13.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.63               12.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.55                7.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.11               12.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.31               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.22               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.94               14.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.89               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.74               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.07               15.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.90               11.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.88               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.38               10.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 8 - 1.80% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E and 3% Extra Credit Rider
Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.61               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.74               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.01               12.38               5,246.70

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.39               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        16.19               18.64               3,221.32

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   13.20               12.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.67               18.14               1,157.12

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.20               11.82                336.82

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.68               12.15               4,097.90

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.49               11.26               1,730.97

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.90                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.14               11.14               4,685.06

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.21                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.82                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.14               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.51               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.15               11.70                178.67

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.58               10.80                388.11

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.69                9.58                199.94

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.84               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.51               10.67                198.44

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.22               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.14               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.34               11.03               3,923.48

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.12               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.44               16.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.69                7.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.91               12.72                521.54

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.43                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.21                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.77               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.96               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.79                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.28               12.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.40               11.70                367.20

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.98                8.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.70               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.03               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.99               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.33                9.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.63               11.16                948.01

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.89               10.71                789.98

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.70               10.64                396.41

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.05                9.97                213.56

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.14               10.33               2,079.51

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.22               11.80                378.88

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.34               13.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.92               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.65               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.95                9.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.25                8.62                952.74

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.07                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.29                8.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.20                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.84                8.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.78               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.07                9.67                227.58

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.76                9.97                853.63

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.21                9.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.36               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.84               12.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.96               11.85                368.10

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.30               11.19                750.89

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.46                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.12               12.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.97                8.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.80               13.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.63               12.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.55                7.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.11               12.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.31               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.79                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.93               14.13                309.14

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.88               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.73               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.07               15.27                273.20

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.90               11.92                516.33

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.88               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.38               10.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 9 - 1.85% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.60               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.74               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.01               12.37                 6.24

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.39               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.58               14.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.63               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.14               15.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.03               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.04               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.72               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.90                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.14               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.21                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.81                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.14               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.51               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.15               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.58               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.12                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.83               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.50               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.22               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.14               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.33               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.12               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.44               16.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.68                7.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.90               12.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.42                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.21                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.77               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.95               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.79                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.28               12.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.39               11.69                 6.55

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.98                8.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.70               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.03               11.00                 7.04

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.99               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.32                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.62               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.89               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.69               10.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.05                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.14               10.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.21               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.33               13.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.91               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.65               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.95                9.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.25                8.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.07                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.29                8.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.20                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.84                8.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.78               10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.06                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.75                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.21                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.36               11.63                 6.74

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.83               12.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.95               11.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.29               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.46                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.11               12.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.96                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.80               13.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.62               12.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.11               12.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.30               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.22               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.93               14.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.88               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.73               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.07               15.26                 5.03

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------



 Table 10 - 1.90% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E and 3% Extra Credit Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.60               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.74               11.77                426.61

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.01               12.36               4,207.38

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        16.11               18.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   13.14               12.83                 0.16

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.59               18.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.18               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.65               12.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.47               11.22                635.72

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.32                 0.21

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.14               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.21                9.79               1,434.14

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.81                9.92               22,907.76

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.14               10.06               6,553.41

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.51               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.14               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.58               10.78                532.78

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.66                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.83               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.50               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.21               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.13               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.33               11.01               8,374.11

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.11               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.44               16.58               26,580.18

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.68                7.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.90               12.69                300.89

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.42                9.30                620.59

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.20                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.76               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.95               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.78                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.28               12.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.39               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.97                8.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.69               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.02               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.99               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.32                9.11               20,244.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.62               11.14               12,440.14

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.88               10.69               3,228.26

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.69               10.62               8,188.27

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.05                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.13               10.31               99,439.53

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.21               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.33               13.43                170.92

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.91               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.64               10.38                784.46

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.95                9.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.25                8.60               1,646.87

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.06                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.28                8.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.20                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.84                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.78               10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.06                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.75                9.95               1,737.65

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.20                9.29                 0.21

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.35               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.83               12.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.95               11.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.29               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.45                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.11               12.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.96                8.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.79               13.40                 83.26

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.62               12.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.10               12.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.30               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.74                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.93               14.10                859.89

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.88               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.73               11.20                159.83

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.25                564.16

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.90                547.27

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.49                 0.18

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 11 - 1.95% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E and 4% Extra Credit Rider
Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.60               10.53               23,981.85

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.73               11.76               13,365.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.00               12.35               18,277.26

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.12               4,184.43

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        21.19               24.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   16.22               15.83                327.46

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     18.43               21.31               12,987.45

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.16               11.77               14,489.90

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.64               12.09               1,649.45

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.46               11.21               35,355.26

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.32               2,452.39

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.13               11.11                477.78

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.20                9.78               2,476.32

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.81                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.13               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.14               11.67               5,984.53

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.57               10.77               14,047.03

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.65                9.54               4,437.99

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.82               11.48                931.27

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.50               10.64               2,040.20

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.21               10.74               3,861.42

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.13               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.33               11.00               13,937.33

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.11               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.43               16.56               2,656.33

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.68                7.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.90               12.68               3,310.64

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.42                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.20                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.76               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.94               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.78                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.27               12.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.39               11.67                774.50

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.97                8.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.69               11.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.02               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.98               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.32                9.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.62               11.13               16,712.67

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.88               10.68                880.25

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.69               10.61               4,486.25

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.04                9.94               4,253.30

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.13               10.31               34,959.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.21               11.77               1,272.23

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.33               13.41               10,920.70

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.90               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.64               10.37               8,062.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.94                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.25                8.59               1,045.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.06                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.28                8.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.19                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.83                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.77               10.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.06                9.64                517.16

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.75                9.94               4,084.44

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.20                9.28               3,440.25

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.35               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.83               12.57               1,905.75

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.95               11.82               4,744.41

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.28               11.16               5,169.40

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.45                9.82               2,245.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.11               12.73               9,569.72

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.96                8.48               5,698.90

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.79               13.39               1,955.02

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.61               12.32               1,927.86

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.10               12.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.79                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.92               14.09               25,824.24

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.87               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.19               10,555.75

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.23               10,906.13

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.89               17,267.30

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.03               10,313.38

------------------------------------------------------------------------------------------------------------------------------------



Table 12 - 2.00% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract 1.10% and GMDB Rider with 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.59               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.73               11.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    11.00               12.34               2,913.74

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        13.62               15.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.64               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.37               15.45                352.55

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.06               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.64               12.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.70               11.49               1,509.07

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.13               11.10               2,778.10

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.20                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.80                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.13               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.14               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.57               10.76               2,928.01

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.56                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.82               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.49               10.63               2,788.41

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.21               10.73               2,791.36

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.13               10.97               2,757.48

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.32               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.11               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.43               16.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.67                7.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.89               12.67                452.22

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.42                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.20                9.88                258.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.76               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.94               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.78                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.27               12.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.38               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.97                8.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.69               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.02               10.97                506.34

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.98               10.78                253.35

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.31                9.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.61               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.88               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.68               10.60               1,784.27

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.04                9.94               2,986.16

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.13               10.30               6,692.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.20               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.32               13.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.90               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.64               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.94                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.24                8.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.06                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.28                8.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.19                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.83                8.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.77               10.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.05                9.64               1,495.05

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.74                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.20                9.27               1,476.69

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.35               11.60                492.17

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.82               12.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.94               11.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.28               11.15                242.66

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.45                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.10               12.72                438.18

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.95                8.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.79               13.38                416.62

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.61               12.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.10               12.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.19               10.38               3,347.32

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.92               14.08                419.41

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.87               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.18               1,390.35

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.22                359.54

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.36               10.02               1,251.41

------------------------------------------------------------------------------------------------------------------------------------



Table 13 - 2.05% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E and 4% Extra Credit Rider
Base Contract with 1.10% M&E and 3% Extra Credit Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.59               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.72               11.74               1,642.79

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.99               12.33               9,586.97

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.10               13,034.61

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.99               18.37                612.39

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   13.04               12.72                781.67

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.47               17.88               1,528.57

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.14               11.73               10,178.68

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.61               12.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.44               11.17               2,807.78

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.30                108.14

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.20                9.76               8,699.88

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.80                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.13               10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.13               11.65                479.97

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.56               10.76                807.74

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.63                9.51                488.33

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.82               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.49               10.62                310.65

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.20               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.12               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.32               10.98               4,581.58

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.10               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.43               16.54               2,493.30

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.67                7.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.89               12.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.41                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.19                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.75               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.94               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.77                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.27               12.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.38               11.65               1,964.23

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.96                8.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.68               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.01               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.98               10.77                988.11

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.31                9.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.61               11.12                969.01

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.87               10.67                934.48

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.68               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.04                9.93               14,450.41

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.12               10.29               5,836.02

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.20               11.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.32               13.39               1,920.73

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.90               10.92                939.07

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.63               10.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.94                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.24                8.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.06                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.27                8.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.19                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.83                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.77               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.05                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.74                9.93               1,009.21

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.19                9.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.34               11.59               1,003.29

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.82               12.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.94               11.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.28               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.44                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.10               12.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.95                8.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.78               13.36               1,018.43

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.61               12.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.09               12.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.68                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.92               14.07               2,392.57

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.86               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.17                404.75

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.05               15.21               2,042.07

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.87               1,146.91

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.36               10.01                272.58

------------------------------------------------------------------------------------------------------------------------------------



Table 14 - 2.10% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E and 5% Extra Credit Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up
Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.59               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.72               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.99               12.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        13.98               16.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.06               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.00               16.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.13               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.60               12.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.43               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.19                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.80                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.12               10.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.13               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.56               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.62                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.81               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.49               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.20               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.12               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.32               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.10               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.42               16.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.67                7.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.89               12.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.41                9.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.19                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.75               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.93               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.77                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.26               12.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.37               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.96                8.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.68               11.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.01               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.97               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.31                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.61               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.87               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.68               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.03                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.12               10.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.20               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.32               13.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.89               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.63               10.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.93                9.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.24                8.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.05                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.27                8.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.18                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.82                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.76                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.05                9.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.74                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.19                9.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.34               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.81               12.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.93               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.27               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.44                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.10               12.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.95                8.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.78               13.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.60               12.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.09               12.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.14               10.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.91               14.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.86               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.05               15.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.35               10.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 15 - 2.15% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.58               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.71               11.73                122.14

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.99               12.31               1,127.25

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.91               18.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.98               12.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.40               17.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.12               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.59               12.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.42               11.14                739.24

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.07                646.15

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.19                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.79                9.88               11,134.37

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.12               10.02               1,178.87

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.13               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.56               10.74               1,814.85

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.60                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.81               11.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.48               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.19               10.71               1,391.24

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.12               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.31               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.10               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.42               16.51                571.26

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.66                7.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.88               12.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.41                9.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.19                9.85                156.88

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.74               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.93               11.51                146.39

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.77                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.26               12.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.37               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.96                8.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.68               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.01               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.97               10.75                154.57

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.30                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.60               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.86               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.67               10.58                718.07

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.03                9.91                700.59

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.12               10.27               5,527.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.19               11.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.31               13.37                148.06

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.89               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.63               10.34                196.41

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.93                9.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.23                8.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.05                9.48                172.19

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.27                8.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.18                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.82                8.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.76                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.04                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.73                9.91                359.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.19                9.25                354.23

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.34               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.81               12.53                128.43

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.93               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.27               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.44                9.79                786.63

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.09               12.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.94                8.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.77               13.34                891.16

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.60               12.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.59                440.61

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.09               12.65                204.99

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.63                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.91               14.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.86               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.15                322.46

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.18                494.62

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.35               10.00                565.97

------------------------------------------------------------------------------------------------------------------------------------



Table 16 - 2.20% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.95% M&E and 5% Extra Credit Rider
Base Contract with 1.10% M&E and 4% Extra Credit Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.58               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.71               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.98               12.30                575.99

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.08               1,019.88

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        20.97               24.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   16.05               15.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     18.24               21.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.10               11.68                728.16

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.58               12.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.41               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.19                9.74                683.01

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.79                9.87               9,337.25

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.12               10.01                460.73

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.12               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.55               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.59                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.81               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.48               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.19               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.11               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.31               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.09               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.41               16.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.66                7.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.88               12.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.40                9.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.18                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.74               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.93               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.76                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.25               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.37               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.95                8.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.67               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.00               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.97               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.30                9.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.60               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.86               10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.67               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.03                9.90               1,057.64

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.11               10.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.19               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.31               13.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.89               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.63               10.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.92                9.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.23                8.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.05                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.26                8.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.18                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.82                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.76                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.04                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.73                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.18                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.33               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.81               12.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.93               11.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.27               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.44                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.09               12.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.94                8.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.77               13.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.60               12.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.08               12.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.69                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.91               14.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.85               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.35                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 17 - 2.25% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.57               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.71               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.98               12.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.84               18.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.91               12.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.32               17.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.09               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.56               11.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.40               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.18                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.79                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.11               10.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.12               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.55               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.58                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.80               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.47               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.19               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.11               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.31               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.09               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.41               16.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.65                7.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.88               12.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.40                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.18                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.74               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.92               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.76                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.25               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.36               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.95                8.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.67               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.00               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.97               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.30                9.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.59               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.86               10.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.67               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.02                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.11               10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.19               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.31               13.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.88               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.62               10.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.92                9.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.23                8.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.04                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.26                8.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.17                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.81                8.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.75                9.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.04                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.73                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.18                9.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.33               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.80               12.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.92               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.26               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.43                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.09               12.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.94                8.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.77               13.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.59               12.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.08               12.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.27               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.59                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.90               14.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.85               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.34                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 18 - 2.30% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.57               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.70               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.98               12.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.80               18.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.88               12.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.29               17.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.08               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.55               11.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.39               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.18                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.78                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.11                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.11               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.55               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.57                9.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.80               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.47               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.18               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.11               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.30               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.09               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.41               16.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.65                7.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.87               12.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.40                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.18                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.73               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.92               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.76                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.25               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.36               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.94                8.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.67               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                     10.00               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.96               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.29                9.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.59               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.85               10.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.66               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.02                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.11               10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.18               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.30               13.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.88               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.62               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.92                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.22                8.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.04                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.26                8.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.17                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.81                8.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.75                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.03                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.72                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.18                9.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.32               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.80               12.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.92               11.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.26               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.43                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.08               12.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.93                8.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.76               13.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.59               12.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.08               12.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.27               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.56                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.90               14.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.85               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.84               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.34                9.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 19 - 2.35% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.10% M&E and 5% Extra Credit Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.57               10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.70               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.97               12.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.49               14.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.55               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.05               15.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.95               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.96               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.66               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.10               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.18                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.78                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.11                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.11               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.54               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.05                9.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.80               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.47               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.18               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.10               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.30               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.08               10.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.40               16.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.65                7.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.87               12.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.39                9.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.17                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.73               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.92               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.75                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.24               12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.36               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.94                8.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.66               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.99               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.96               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.29                9.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.59               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.85               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.66               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.02                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.10               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.18               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.30               13.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.88               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.62               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.91                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.22                8.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.04                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.25                8.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.17                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.81                8.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.75                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.03                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.72                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.17                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.32               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.79               12.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.92               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.25               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.43                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.08               12.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.93                8.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.76               13.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.58               12.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.07               12.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.15               10.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.90               14.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.84               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.84               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.33                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 20 - 2.40% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Plannnig Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider and Estate Plannnig Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.56               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.69               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.97               12.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.72               17.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.82               12.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.21               17.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.06               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.53               11.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.37               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.10               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.17                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.78                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.10                9.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.11               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.54               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.55                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.79               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.46               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.18               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.10               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.30               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.08               10.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.40               16.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.64                7.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.87               12.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.39                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.17                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.73               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.91               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.75                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.24               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.35               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.94                8.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.66               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.99               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.96               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.29                9.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.58               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.85               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.66               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.01                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.10               10.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.18               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.30               13.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.87               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.61               10.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.91                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.22                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.03                9.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.25                8.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.16                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.80                8.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.74                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.03                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.72                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.17                9.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.32               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.79               12.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.91               11.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.25               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.42                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.08               12.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.93                8.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.75               13.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.58               12.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.07               12.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.52                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.89               13.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.84               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.69               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.33                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 21 - 2.45% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.56               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.69               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.97               12.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        13.88               15.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.98               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.90               15.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.04               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.51               11.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.36               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.17                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.77                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.10                9.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.10               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.54               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.54                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.79               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.46               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.17               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.09               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.29               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.08               10.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.40               16.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.64                7.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.86               12.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.39                9.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.17                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.72               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.91               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.74                9.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.24               12.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.35               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.93                8.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.66               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.99               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.95               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.28                9.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.58               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.84               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.65               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.01                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.10               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.17               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.29               13.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.87               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.61               10.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.90                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.21                8.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.03                9.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.25                8.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.16                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.80                8.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.74                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.02                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.71                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.17                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.31               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.79               12.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.91               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.25               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.42                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.07               12.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.92                8.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.75               13.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.58               12.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.07               12.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.07               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.89               13.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.84               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.69               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 22 - 2.50% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.56               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.68               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.96               12.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.64               17.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.76               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.14               17.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.03               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.50               11.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.35               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.16                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.77                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.10                9.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.10               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.53               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.52                9.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.78               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.46               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.17               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.09               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.29               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.07               10.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.39               16.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.64                7.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.86               12.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.38                9.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.16                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.72               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.90               11.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.74                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.23               12.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.35               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.93                8.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.65               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.98               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.95               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.28                9.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.58               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.84               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.65               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.01                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.09               10.21               3,521.77

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.17               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.29               13.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.87               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.61               10.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.90                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.21                8.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.03                9.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.25                8.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.16                9.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.80                8.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.74                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.02                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.71                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.16                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.31               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.78               12.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.91               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.24               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.42                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.07               12.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.92                8.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.75               13.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.57               12.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.06               12.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.48                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.89               13.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.83               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 23 - 2.55% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.55               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.68               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.96               12.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        20.66               23.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   15.82               15.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     17.97               20.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.02               11.56                361.40

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.49               11.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.34               11.01                489.04

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.16                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.77                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.09                9.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.10               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.53               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.51                9.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.78               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.45               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.17               10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.09               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.28               10.89                858.49

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.07               10.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.39               16.40               1,489.70

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.63                7.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.86               12.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.38                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.16                9.79               2,404.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.72               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.90               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.74                9.60                246.34

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.23               12.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.34               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.93                8.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.65               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.98               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.95               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.28                9.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.57               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.84               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.65               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.00                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.09               10.20                 31.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.17               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.29               13.28                601.47

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.86               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.61               10.27               2,178.73

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.90                9.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.21                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.03                9.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.24                8.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.15                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.79                8.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.73                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.02                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.71                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.16                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.31               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.78               12.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.90               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.24               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.41                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.07               12.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.92                8.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.74               13.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.57               12.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.06               12.57                896.81

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.55                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.88               13.95                621.32

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.83               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.08               2,426.51

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 24 - 2.60% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider;
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.55               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.68               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.95               12.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.45               14.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.51               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.01               14.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.91               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.92               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.63               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.16                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.76                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.09                9.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.09               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.53               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.01                8.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.78               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.45               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.16               10.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.08               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.28               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.07               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.38               16.39                353.36

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.63                7.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.85               12.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.38                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.16                9.78                507.49

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.71               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.90               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.73                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.22               12.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.34               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.92                8.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.65               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.98               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.94               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.27                9.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.57               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.83               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.64               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.00                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.09               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.16               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.28               13.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.86               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.60               10.26                516.82

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.89                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.21                8.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.02                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.24                8.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.15                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.79                8.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.73                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.01                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.70                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.16                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.30               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.78               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.90               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.24               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.41                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.06               12.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.91                8.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.74               13.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.56               12.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.06               12.56                212.77

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.12               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.88               13.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.82               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.01               15.07                575.58

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.31                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 25 - 2.65% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.55               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.67               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.95               12.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.33               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.53               17.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.66               12.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     15.03               17.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               12.00               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.46               11.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.33               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.15                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.76                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.09                9.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.09               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.52               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.49                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.77               11.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.45               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.16               10.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.08               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.28               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.06               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.38               16.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.63                7.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.85               12.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.37                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.15                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.71               10.80               1,405.47

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.89               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.73                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.22               12.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.34               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.92                8.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.64               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.97               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.94               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.27                9.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.57               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.83               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.64               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                   10.00                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.08               10.19               1,284.40

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.16               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.28               13.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.85               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.60               10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.89                9.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.20                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.02                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.24                8.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.15                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.79                8.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.73                9.90                763.60

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.01                9.53                753.69

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.70                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.15                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.30               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.77               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.89               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.23               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.41                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.06               12.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.91                8.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.73               13.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.56               12.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.05               12.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.41                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.88               13.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.82               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.01               15.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.31                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 26 - 2.70% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.54               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.67               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.95               12.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.33               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.43               14.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.49               11.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.99               14.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.89               11.42                108.50

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.90               11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.61               11.30                141.59

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.15                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.76                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.08                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.09               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.52               10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.99                8.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.77               11.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.44               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.16               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.08               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.27               10.86                234.11

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.06               10.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.38               16.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.62                7.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.85               12.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.37                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.15                9.76                 76.20

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.71               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.89               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.73                9.58                 70.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.22               12.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.33               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.92                8.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.64               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.97               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.94               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.27                8.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.56               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.83               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.64               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.99                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.08               10.18               16,820.36

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.16               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.28               13.25                173.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.85               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.60               10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.88                9.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.20                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.02                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.23                8.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.14                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.78                8.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.72                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.01                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.70                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.15                9.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.30               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.77               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.89               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.23               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.40                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.06               12.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.91                8.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.73               13.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.56               12.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.05               12.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.10               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.87               13.92                182.16

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.82               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 27 - 2.75% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.54               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.66               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.94               12.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.98                419.85

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.45               17.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.60               12.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.95               17.15                268.23

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.97               11.49                473.79

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.44               11.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.31               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.15                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.75                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.08                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.08               11.52                507.23

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.52               10.63                474.04

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.47                9.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.77               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.44               10.50                200.89

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.15               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.07               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.27               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.06               10.29               51,372.82

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.37               16.34               25,597.81

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.62                7.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.84               12.52               7,142.68

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.37                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.15                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.70               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.89               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.72                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.21               12.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.33               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.91                8.59               23,772.58

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.63               11.03               31,906.37

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.97               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.93               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.26                8.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.56               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.82               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.63               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.99                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.08               10.17                 7.75

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.15               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.27               13.24               21,690.63

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.85               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.59               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.88                9.29               5,304.26

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.20                8.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.01                9.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.23                8.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.14                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.78                8.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.72                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.00                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.69                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.15                9.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.29               11.46               27,075.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.76               12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.89               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.22               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.40                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.05               12.56               5,660.13

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.90                8.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.73               13.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.55               12.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.05               12.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.37                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.87               13.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.81               10.78                543.03

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.03                251.16

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.73                392.65

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 28 - 2.80% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.54               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.66               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.94               12.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        13.78               15.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.89               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.80               15.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.96               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.43               11.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.30               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.14                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.75                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.08                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.08               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.51               10.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.46                9.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.76               11.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.44               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.15               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.07               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.27               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.05               10.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.37               16.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.62                7.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.84               12.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.37                9.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.14                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.70               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.88               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.72                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.21               12.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.33               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.91                8.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.63               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.97               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.93               10.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.26                8.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.56               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.82               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.63               10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.99                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.07               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.15               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.27               13.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.84               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.59               10.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.88                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.19                8.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.01                9.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.23                8.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.14                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.78                8.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.72                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.00                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.69                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.14                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.29               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.76               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.88               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.22               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.40                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.05               12.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.90                8.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.72               13.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.55               12.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.04               12.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.23               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.00               10.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.87               13.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.81               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 29 - 2.85% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.53               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.66               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.94               12.16               1,311.29

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.38               17.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.54               12.13               2,940.24

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.88               17.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.95               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.41               11.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.29               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.14                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.75                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.07                9.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.44               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.07               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.51               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.44                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.76               11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.43               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.15               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.07               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.26               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.05               10.27               58,490.55

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.37               16.32               40,637.29

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.61                7.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.84               12.49               24,482.34

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.36                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.14                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.70               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.88               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.72                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.21               12.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.32               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.91                8.57               37,039.57

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.63               11.01               61,892.02

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.96               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.93               10.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.26                8.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.55               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.81               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.63               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.98                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.07               10.15               5,044.12

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.15               11.60                433.56

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.27               13.21               43,501.81

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.84               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.59               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.87                9.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.19                8.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.01                9.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.22                8.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.13                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.77                8.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.71                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                       10.00                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.69                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.14                9.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.29               11.44               40,540.98

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.76               12.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.88               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.22               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.39                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.05               12.54               22,453.27

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                832.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.90                8.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.72               13.19               1,246.32

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.55               12.13               1,787.65

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.04               12.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.23               10.98               3,158.24

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.32                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.86               13.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.81               10.77               1,372.11

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               15.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.29                9.88                651.09

------------------------------------------------------------------------------------------------------------------------------------



Table 30 - 2.90% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.53               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.65               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.93               12.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.40               14.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.46               11.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.96               14.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.86               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.87               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.59               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.06               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.14                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.74                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.07                9.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.44               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.07               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.51               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.96                8.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.76               11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.43               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.14               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.06               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.26               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.05               10.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.36               16.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.61                7.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.83               12.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.36                9.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.14                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.69               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.88               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.71                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.20               12.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.32               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.90                8.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.62               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.96               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.92               10.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.25                8.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.55               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.81               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.62               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.98                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.07               10.14               12,293.78

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.14               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.26               13.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.84               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.59               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.87                9.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.19                8.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.00                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.22                8.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.13                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.77                8.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.71                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.99                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.68                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.14                9.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.28               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.75               12.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.88               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.21               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.39                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.04               12.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.89                8.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.72               13.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.54               12.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.50              186,314.91

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.04               12.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.08               10.17               65,366.82

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.86               13.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.80               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               14.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.29                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 31 - 2.95% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.53               10.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.65               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.93               12.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.39               14.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.45               11.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.95               14.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.85               11.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.86               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.58               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.06               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.13                9.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.74                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.07                9.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.07               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.50               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.96                8.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.75               11.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.43               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.14               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.06               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.26               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.04               10.25               4,397.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.36               16.29               1,792.92

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.61                7.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.83               12.47               1,596.41

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.36                9.14                995.77

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.13                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.69               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.87               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.71                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.20               12.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.32               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.90                8.56                969.36

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.62               10.99               1,886.74

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.96               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.92               10.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.25                8.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.55               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.81               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.62               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.98                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.06               10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.14               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.26               13.19               1,541.71

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.83               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.58               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.86                9.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.18                8.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.00                9.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.22                8.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.12                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.77                8.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.71                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.99                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.68                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.13                9.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.28               11.42               1,763.03

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.75               12.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.87               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.21               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.39                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.04               12.52               1,582.17

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.89                8.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.71               13.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.54               12.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.03               12.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.07               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.86               13.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.80               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               11.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               14.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 32 - 3.00% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.52               10.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.64               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.93               12.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.26               17.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.45               12.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.77               16.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.91               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.38               11.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.26               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.13                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.74                9.74               11,110.66

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.06                9.87                516.46

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.06               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.50               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.41                9.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.75               11.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.42               10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.14               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.06               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.25               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.04               10.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.35               16.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.60                7.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.83               12.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.35                9.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.13                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.68               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.87               11.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.71                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.20               12.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.31               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.89                8.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.62               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.95               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.92               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.25                8.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.54               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.80               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.62               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.97                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.06               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.14               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.25               13.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.83               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.58               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.86                9.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.18                8.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.00                9.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.21                8.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.12                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.76                8.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.70                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.99                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.68                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.13                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.28               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.74               12.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.87               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.21               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.39                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.04               12.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.89                8.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.71               13.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.53               12.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.49               13,234.60

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.03               12.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.26                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.85               13.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.80               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               10.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.79               11.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 33 - 3.05% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.52               10.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.64               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.92               12.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.30               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.37               14.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.44               11.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.93               14.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.84               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.84               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.57               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.13                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.73                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.06                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.06               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.50               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.94                8.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.75               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.42               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.13               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.05               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.25               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.04               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.35               16.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.60                7.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.82               12.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.35                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.13                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.68               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.86               11.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.70                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.19               12.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.31               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.89                8.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.61               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.95               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.91               10.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.24                8.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.54               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.80               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.62               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.97                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.06               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.13               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.25               13.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.83               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.58               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.86                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.18                8.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    9.00                9.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.21                8.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.12                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.76                8.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.70                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.98                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.68                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.13                9.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.27               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.74               12.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.87               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.20               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.38                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.03               12.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.88                8.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.70               13.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.53               12.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.03               12.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.21               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.06               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.85               13.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.79               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.81               11.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.79               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 34 - 3.10% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.52               10.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.63               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.92               12.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.30               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.19               17.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.39               11.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.70               16.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.89               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.35               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.24               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.12                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.73                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.06                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.42               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.06               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.49               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.39                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.74               11.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.42               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.13               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.05               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.25               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.03               10.23                412.77

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.35               16.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.60                7.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.82               12.44                350.26

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.35                9.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.12                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.68               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.86               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.70                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.19               12.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.31               11.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.89                8.54                476.31

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.61               10.96                372.99

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.95               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.91               10.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.24                8.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.54               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.80               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.61               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.97                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.05               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.13               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.25               13.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.82               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.57               10.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.85                9.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.18                8.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.99                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.21                8.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.11                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.76                8.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.70                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.98                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.67                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.12                9.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.27               11.39                368.40

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.74               12.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.86               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.20               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.38                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.03               12.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.88                8.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.70               13.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.53               12.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.02               12.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.21               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.21                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.85               13.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.79               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.64               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.81               11.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.78               11.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.27                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 35 - 3.15% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.51               10.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.63               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.91               12.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.30               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.36               14.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.42               11.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.91               14.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.82               11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.83               11.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.55               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.81                9.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.04               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.12                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.73                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.05                9.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.42               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.05               11.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.49               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.93                8.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.74               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.41               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.13               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.05               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.24               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.03               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.34               16.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.59                7.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.82               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.34                9.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.12                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.67               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.86               11.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.70                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.18               12.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.30               11.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.88                8.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.61               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.94               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.91               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.24                8.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.53               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.79               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.61               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.96                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.05               10.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.13               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.24               13.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.82               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.57               10.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.85                9.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.17                8.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.99                9.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.21                8.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.11                9.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.75                8.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.69                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.98                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.67                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.12                9.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.27               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.73               12.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.86               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.19               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.38                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.03               12.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.88                8.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.70               13.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.52               12.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.02               12.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.21               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.04               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.84               13.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.79               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.64               10.97                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.97               14.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.81               11.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.78               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.27                9.83                 0.00



Table 36 - 3.20% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0
Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.51               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.63               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.91               12.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.29               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        13.32               15.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.39               10.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     13.08               14.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.80               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.36               11.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.49               11.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.81                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.04               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.12                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.72                9.71               46,296.10

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.05                9.84               20,406.38

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.42               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.05               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.48               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.31                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.74               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.41               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.12               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.04               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.24               10.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.03               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.34               16.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.59                7.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.81               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.34                9.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.12                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.67               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.85               11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.69                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.18               12.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.30               11.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.88                8.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.60               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.94               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.90               10.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.23                8.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.53               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.79               10.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.61               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.96                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.05               10.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.12               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.24               13.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.81               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.57               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.84                9.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.17                8.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.99                9.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.20                8.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.11                9.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.75                8.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.69                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.97                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.67                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.12                9.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.26               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.73               12.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.85               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.19               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.37                9.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.02               12.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.87                8.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.69               13.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.52               12.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.02               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.20               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.97               10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.84               13.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.78               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.64               10.96                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.97               14.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.80               11.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.78               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.26                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 37 - 3.25% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.50               10.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.62               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.91               12.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.29               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.08               17.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.30               11.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.59               16.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.85               11.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.32               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.21               10.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.81                9.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.04               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.11                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.72                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.05                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.41               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.04               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.48               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.35                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.73               11.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.41               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.12               10.51               18794.02

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.04               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.24               10.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.02               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.34               16.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.58                7.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.81               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.34                9.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.11                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.67               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.85               11.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.69                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.18               12.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.30               11.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.88                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.60               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.94               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.90               10.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.23                8.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.52               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.79               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.60               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.96                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.04               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.12               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.24               13.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.81               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.57               10.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.84                9.21                7628.47

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.17                8.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.98                9.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.20                8.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.10                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.75                8.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.69                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.97                9.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.66                9.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.11                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.26               11.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.72               12.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.85               11.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.19               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.37                9.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.02               12.46                6513.26

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.87                8.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.69               13.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.51               12.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.46                7.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.01               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.20               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.15                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.84               13.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.78               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.63               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.96               14.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.80               11.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.77               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.26                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 38- 3.30% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.50               10.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.62               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.90               12.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.29               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        10.19               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   10.92               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     10.66               12.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.03               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     10.90               10.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.57               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.80                9.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.03               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.11                9.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.72                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.04                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.41               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.04               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.48               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                          9.78                7.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.73               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.40               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.12               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.04               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.23               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.02               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.33               16.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.58                7.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.81               12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.33                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.11                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.66               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.85               11.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.68                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.17               12.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.29               11.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.87                8.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.60               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.93               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.90               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.23                8.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.52               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.78               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.60               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.95                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.04               10.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.12               11.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.23               13.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.81               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.56               10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.84                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.16                8.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.98                9.30                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.20                8.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.10                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.74                8.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.69                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.97                9.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.66                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.11                9.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.26               11.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.72               12.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.85               11.56                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.18               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.37                9.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.02               12.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.87                8.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.68               13.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.51               12.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.46                7.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.01               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.19               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.05               10.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.83               13.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.77               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.63               10.94                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.96               14.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.80               11.62                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.77               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.26                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 39 - 3.35 % Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.50               10.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.61               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.90               12.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.28               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        15.00               17.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   12.24               11.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     14.52               16.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.83               11.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     12.29               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.20               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.80                9.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.03               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.11                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.72                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.04                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.41               10.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.04               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.47               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         11.33                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.72               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.40               10.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.11               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.03               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.23               10.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.02               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.33               16.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.58                7.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.80               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.33                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.11                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.66               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.84               11.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.68                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.17               12.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.29               11.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.87                8.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.59               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.93               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.89               10.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.22                8.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.52               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.78               10.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.60               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.95                9.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.04               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.11               11.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.23               13.10                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.80               10.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.56               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.83                9.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.16                8.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.98                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.19                8.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.10                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.74                8.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.68                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.97                9.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.66                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.11                9.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.25               11.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.72               12.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.84               11.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.18               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.36                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.01               12.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.86                8.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.68               13.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.51               12.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.46                7.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.01               12.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.19               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                  9.11                9.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.83               13.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.77               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.62               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.96               14.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.79               11.61                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.77               11.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.25                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 40 - 3.40 % Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.49               10.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.61               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.90               12.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.28               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.31               13.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.38               10.95                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.87               14.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.78               11.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.79               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.52               11.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.80                9.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.03               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.10                9.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.71                9.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.04                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.40               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.03               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.47               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.89                8.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.72               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.40               10.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.11               10.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.03               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.23               10.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.01               10.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.32               16.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.57                7.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.80               12.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.33                9.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.10                9.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.66               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.84               11.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.68                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.17               12.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.29               11.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.87                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.59               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.93               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.89               10.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.22                8.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.51               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.78               10.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.59               10.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.95                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.03               10.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.11               11.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.23               13.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.80               10.68                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.56               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.83                9.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.16                8.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.97                9.29                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.19                8.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.09                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.74                8.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.68                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.96                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.65                9.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.10                9.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.25               11.33                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.71               12.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.84               11.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.18               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.36                9.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.01               12.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.86                8.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.68               13.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.50               12.02                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.46                7.44                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.00               12.39                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.19               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.01               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.83               13.75                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.77               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.62               10.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.95               14.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.79               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.76               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.25                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 41 - 3.45% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.49               10.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.61               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.89               12.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.28               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        10.18               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   10.91               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     10.65               12.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.02               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     10.89               10.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.56               11.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.79                9.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.02               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.10                9.54                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.71                9.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.03                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.40               10.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.03               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.47               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                          9.77                7.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.72               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.39               10.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.11               10.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.03               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.22               10.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.01               10.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.32               16.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.57                7.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.80               12.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.32                9.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.10                9.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.65               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.84               11.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.67                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.16               12.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.28               11.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.86                8.49                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.59               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.92               10.71                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.89               10.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.22                8.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.51               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.77               10.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.59               10.35                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.94                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.03               10.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.11               11.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.22               13.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.80               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.55               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.82                9.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.15                8.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.97                9.28                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.19                8.64                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.09                9.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.73                8.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.68                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.96                9.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.65                9.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.10                9.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.25               11.32                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.71               12.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.84               11.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.17               10.88                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.36                9.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.01               12.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.86                8.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.67               13.06                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.50               12.01                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.45                7.43                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.00               12.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.18               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.04               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.82               13.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.76               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.62               10.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.95               14.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.79               11.59                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.76               11.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.24                9.78                 0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 42 - 3.50% Asset Charge

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Series II                                             10.49               10.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Series II                                      12.60               11.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Series II                                    10.89               12.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Series II                                     10.27               10.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization                                        12.30               13.92                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                   11.37               10.93                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                     12.85               14.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                               11.77               11.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                     11.77               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                              9.51               11.09                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap Portfolio                            9.79                9.08                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio                            11.02               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Critical Math VIT Portfolio                                                10.00                9.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.10                9.53                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity Fund                                      9.71                9.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.03                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.                             10.40               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio                                         11.03               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF International Value Portfolio                                  10.46               10.50                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         10.87                8.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio                                              10.71               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                             10.39               10.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                           10.10               10.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                            10.02               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                           10.22               10.72                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund Access VP High Yield                                               10.01               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Asia 30                                                         11.32               16.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Banks                                                           10.57                7.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Basic Materials                                                  9.79               12.36                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bear                                                             9.32                9.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Biotechnology                                                   10.09                9.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Bull                                                            10.65               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Goods                                                  10.83               11.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Consumer Services                                               10.67                9.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Dow 30                                                          11.16               12.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Emerging Markets                                                10.00               10.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Europe 30                                                       10.28               11.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Falling U.S. Dollar                                             10.00                9.91                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Financials                                                      10.86                8.48                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Health Care                                                     10.58               10.89                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Industrials                                                      9.92               10.70                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP International                                                   10.00                9.74                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Internet                                                         9.88               10.51                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Japan                                                           10.21                8.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Growth                                                10.51               10.85                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Large-Cap Value                                                 10.77               10.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap                                                         10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Growth                                                   9.59               10.34                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Mid-Cap Value                                                    9.94                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Money Market                                                    10.03               10.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP NASDAQ-100                                                      10.10               11.47                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Oil & Gas                                                       10.22               13.07                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Pharmaceuticals                                                 10.79               10.66                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Precious Metals                                                  8.55               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Real Estate                                                     11.82                9.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Rising Rates Opportunity                                         9.15                8.38                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Semiconductor                                                    8.97                9.27                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Dow 30                                                     9.18                8.63                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Emerging Markets                                          10.00                9.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short International                                             10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Mid-Cap                                                   10.09                9.46                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short NASDAQ-100                                                 9.73                8.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Short Small-Cap                                                  9.67                9.76                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap                                                        9.96                9.40                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Growth                                                 9.65                9.69                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Small-Cap Value                                                 10.10                9.04                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Technology                                                      10.24               11.31                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Telecommunications                                              11.70               12.25                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP U.S. Government Plus                                            10.83               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraBull                                                       11.17               10.87                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraMid-Cap                                                     9.35                9.57                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraNASDAQ-100                                                 10.00               12.41                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP UltraSmall-Cap                                                   9.86                8.26                 0.00

------------------------------------------------------------------------------------------------------------------------------------

ProFund VP Utilities                                                       11.67               13.05                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Dow 2x Strategy Fund                                              11.50               12.00                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Dow 2x Strategy Fund                                       8.45                7.42                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100 2x Strategy Fund                                       10.00               12.37                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT S&P 500 2x Strategy Fund                                          11.18               10.86                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                 10.00               10.03                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                          9.82               13.73                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth and Income Portfolio                                 10.76               10.65                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Debt Portfolio                             10.61               10.90                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity Portfolio                           10.95               14.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap Growth Portfolio                                     9.78               11.58                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.76               11.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Portfolio                                  12.24                9.77                 0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.40% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract - No Riders
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.54               14.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.22               12.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.29               15.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.41               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.78               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.04                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.64               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.17                4357.46
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.96               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 2 - 1.45% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB with 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.92               16.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.67               13.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.96               15.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.41               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.77               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.03                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.24                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.17                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.63               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.73                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.50% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.69               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.15               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.74               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.24               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.21               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.26                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.84                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.10               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.04               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 4 - 1.55% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll Up
Base Contract wit h 0.85% M&E and GMDB Rider with Step Up and 3% Roll Up
Base Contract with 1.10% M&E
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.03                 35.01
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.87               16.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.62               13.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.91               15.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.40               12.26                 64.62
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.76               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.02                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.16                 56.69
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.62               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.16                 15.09
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.35                199.43
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.46                450.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.92                 15.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.79                265.71
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.41                492.62
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               11.00                 2.80
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.91                 68.39
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.16                227.13
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.27                 43.86
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.80                 28.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.38                 2.97
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.86                 2.60
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.31                 10.98
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.82                 47.93
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.65                 49.44
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.13                 38.23
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.32                 46.70
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.56                 46.74
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.69                9.91                1040.75
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.95                300.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.09                347.19
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 5 - 1.60% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E and GMDB Rider with Annual Step Up
Base Contract with 0.85% M&E and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.68               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.15               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.74               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.24               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.21               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.26                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.23                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.10               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.04               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 6 - 1.65% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with Step Up and 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        18.17               21.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   14.29               16.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.21               18.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.39               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.75               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.01                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.61               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.15                1539.94
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.47                4951.05
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.71                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 7 - 1.70% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E and Estate Planning Rider
Base Contract with 1.10% M&E and GMDB Rider with 3% Roll Up
Base Cotnract with 0.85% M&E and GMDB Rider with 6% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.79               16.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.55               13.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.84               15.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.38               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.75               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.01                9.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.61               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.64                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 8 - 1.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with Annual Step Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.94               14.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.59               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.50               14.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.38               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.74               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.22                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.15                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.60               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.02               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 9 - 1.80% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E and 3% Extra Credit Rider
Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E and GMDB Rider with Step Up and 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.73               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.51               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.79               15.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.37               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.74               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.82                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.60               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                9700.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                9630.03
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.60                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 10 - 1.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.67               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.14               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.73               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.23               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.20               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.25                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.14                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.09               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.03               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------


 Table 11 - 1.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E and GMDB Rider with Annual Step Up and 6% Roll-Up
Base Contract with 0.95% M&E and 3% Extra Credit Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.68               16.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.46               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.74               15.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.36               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.73               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.99                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.14                6136.56

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.81               15107.94

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.59               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.62                8988.80
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10               10074.51
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.57                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 12 - 1.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E and  4% Extra Credit Rider
Base Contract with 1.10 % M&E  and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.00                3999.38
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        18.00               21.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   14.15               16.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.06               18.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.36               12.16                7096.26
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.72               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.98                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.13                6283.93
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.58               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                1498.74
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33               11787.84
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11               18066.09
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                536.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                2252.03
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76               16378.46
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                3067.36
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                4677.28
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                535.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                560.99
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                2895.44
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88               14067.79
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13               19428.39
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                848.70
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                658.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                760.72
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                2226.24
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                4163.08
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                7360.33
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                4875.53
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                3954.28
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.62                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                3078.96
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 13 - 2.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E ; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.00                3055.42
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.58               13.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.17               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.93               13.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.27               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.72               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.24                9.70                1582.45
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.13                2913.18
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.57                3070.38
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.50               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                2924.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                2927.08
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                2891.56
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                1600.02
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                3131.36
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                1567.75
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                1548.49
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.01               10.19                3496.39
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                1457.95
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                1312.26
------------------------------------------------------------------------------------------------------------------------------------


Table 14 - 2.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up
Base Contract with 1.10% M&E and 3% Extra Credit Rider
Base Contract with 0.95% M&E ; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 15 - 2.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Step Up and 3% Roll Up; Estate Planning Rider and Zero Year CDSC Rider.
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Step Up; and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Step Up; and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and Zero Year CDSC RIder
Base Contract with 0.95% M&E; GMDB Rider with Step Up and 3% Roll Up; Estate Planning Rider and Four-Year CDSC Rider.
Base Contract with 0.95% M&E; GMDB Rider with Step Up; Estate Planning Rider and Three Year CDSC Rider.
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Step Up and 3% Roll Up and GMIB Plus Rider.
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll Up; GMIB Plus Rider and 4% CDSC Rider.
Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up.
Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider.
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up and GMIB Plus Rider.
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll Up.
Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider.
Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider.
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.90               13.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.55               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.46               14.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.70               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.12                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.56               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.98               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 16 - 2.15% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and Zero Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step up and 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; and GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                684.70
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.55               15.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.35               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.61               15.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.33               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.70               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.96                9.42                739.24
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                646.15
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.12                1187.53

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.79               11216.12

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                685.32
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.56               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.42                350.66
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                718.07
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                700.59
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                359.43
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                354.23
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                786.63
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.48                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                322.46
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                356.40
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                304.15
------------------------------------------------------------------------------------------------------------------------------------


Table 17 - 2.20% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 4 year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider;  GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five For Life Rider and 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        17.86               20.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   14.04               16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.94               18.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.33               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.69               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.96                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.12                311.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.79                6403.50

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.55               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.25                1147.13
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.92                1060.85
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                1101.93
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                1085.12
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.54                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.25% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider and  Five for Life Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up and Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.49               15.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.31               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.56               15.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.32               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.69               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.95                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.18                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.11                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.55               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.44                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 19 - 2.30% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; and Five for Life Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 20 - 2.35% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll Up and 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll Up
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll Up and 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; and 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 21 - 2.40% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMIB Plus Rider and Estate Planning Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMIB Plus Rider and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-UP and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC RIder
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; and 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider; Estate Plannnig Rider and 4 Year CDSC Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Annual Step-UP and Estate Planning Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-UP and 3% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus and 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 22 - 2.45% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 3 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and Annual Step-Up; 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.50% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five For Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider 6% Roll-Up
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider; 3 Year CDSC
Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 6% Roll-Up
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step Up
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 24 - 2.55% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB
Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider; 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 25 - 2.60% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year
CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 0 Year CDSC Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; Five for Live Plus Rider; GMDB Rider with Annual Step-Up; 3 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 26 - 2.65% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC
Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 27 - 2.70% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 4 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 28 - 2.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year
CDSC Rider
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 29 - 2.80% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC
Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 year CDSC
Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 30 - 2.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 31 - 2.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC
Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB
Plus Rider
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up
Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 33 - 3.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC
Rider
Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 34 - 3.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC
Rider
Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up;
Estate Planning Rider; GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 35 - 3.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC
Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 36 - 3.20% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB
Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                1359.19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                2411.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                2131.23
------------------------------------------------------------------------------------------------------------------------------------

DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00

------------------------------------------------------------------------------------------------------------------------------------

DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                342.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                7589.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                828.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                2374.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                526.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                881.63
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                990.08
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------

                                                     FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
December 31, 2007, 2006 and 2005

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm.....................1


Consolidated Financial Statements


Balance Sheets..............................................................2


Statements of Income........................................................3


Statements of Stockholder's Equity..........................................4


Statements of Cash Flows..................................................5-6


Notes to Consolidated Financial Statements...............................7-36

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com







                Report of Independent Registered Public Accounting Firm



The Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 13 to the consolidated financial statements, the Company changed the manner in which it accounts for defined benefit pension and other postretirement plans in 2007.



/s/

March 14, 2008


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
----------------------------------------------------------------------------------------
December 31, 2007 and 2006


(Dollars in Thousands, except par value and shares)                                          2007                2006

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $19,971,051         $18,275,097
    Equity securities, at fair value                                                             456,109             552,734
    Mortgage loans                                                                               294,133             311,305
    Policy loans                                                                                 299,411             285,764
    Short-term investments                                                                       256,008             382,545
    Derivative Instruments                                                                       172,808             286,141
    Other invested assets                                                                        317,134             245,097
                                                                                       ------------------  ------------------
              Total investments                                                               21,766,654          20,338,683
Cash                                                                                               3,910              37,297
Accrued investment income                                                                        200,909             169,236
Deferred policy acquisition costs                                                              1,422,862           1,341,489
Deferred sales inducements                                                                       442,770             414,545
Present value of future profits of acquired businesses                                            28,767              34,129
Federal income tax asset                                                                         157,567             145,584
Other receivables and other assets                                                               104,531              96,506
Reinsurance receivables                                                                        1,651,322           1,592,144
Separate account assets                                                                        1,084,345             903,349
                                                                                       ------------------  ------------------
              Total assets                                                                   $26,863,637         $25,072,962
                                                                                       ------------------  ------------------
Liabilities
Policyholder account balances                                                                $20,557,616         $19,272,874
Policy benefit reserves                                                                          921,216             824,405
Policy claims and benefits payable                                                               104,111             101,050
Repurchase agreements, other borrowings and collateral on derivatives                          2,321,092           2,223,497
Other liabilities                                                                                352,614             368,815
Separate account liabilities                                                                   1,084,345             903,349
                                                                                       ------------------  ------------------
              Total liabilities                                                               25,340,994          23,693,990
                                                                                       ------------------  ------------------
Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       268,707             268,707
Accumulated other comprehensive (loss) income                                                    (55,540)             12,823
Retained earnings                                                                              1,306,927           1,094,893
                                                                                       ------------------  ------------------
              Total stockholder's equity                                                       1,522,643           1,378,972
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $26,863,637         $25,072,962
                                                                                       ------------------  ------------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


(Dollars in Thousands)                                                2007              2006              2005

Revenues
Premiums                                                              $ 124,312          $ 114,767         $ 113,264
Interest sensitive life and investment product charges                  273,272            260,975           254,309
Net investment income                                                 1,135,638            953,440           811,652
Net realized investment gains (losses)                                   71,937            (26,166)          (26,244)
Net gains on derivatives                                                116,037             42,266            78,591
Other income                                                             14,862             11,710             8,870
                                                                 ---------------   ----------------  ----------------
             Total revenue                                            1,736,058          1,356,992         1,240,442
                                                                 ---------------   ----------------  ----------------
Benefits and expenses
Benefits incurred                                                       220,550            202,877           201,024
Amortization of deferred sales inducements                               80,334             49,897            42,761
Interest credited to policyholder account balances                      709,144            596,330           514,013
                                                                 ---------------   ----------------  ----------------
             Total benefits                                           1,010,028            849,104           757,798
                                                                 ---------------   ----------------  ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                      99,857             98,895            88,726
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                 236,708            171,773           175,954
                                                                 ---------------   ----------------  ----------------
             Total benefits and expenses                              1,346,593          1,119,772         1,022,478
                                                                 ---------------   ----------------  ----------------
             Income before income taxes                                 389,465            237,220           217,964
Income tax expense                                                      134,086             80,903            69,007
                                                                 ---------------   ----------------  ----------------

             Net income                                               $ 255,379          $ 156,317         $ 148,957
                                                                 ---------------   ----------------  ----------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


                                                                                          Additional
                                                                              Common       Paid-in          Comprehensive
(Dollars in Thousands)                                                        Stock        Capital           Income

Balances at December 31, 2004                                                  $ 2,549       $268,707
Comprehensive income
    Net income                                                                                                $148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                                                             (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                                  (57,164)
                                                                                                          -------------
             Total comprehensive income                                                                       $ 90,155
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2005                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                                                  652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                                  (26,270)
                                                                                                          -------------
             Total comprehensive income                                                                       $130,699
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2006                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                                                        1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                                                  (67,332)
                                                                                                          -------------
             Total comprehensive income                                                                       $189,454
                                                                                                          -------------
Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2007                                                  $ 2,549       $268,707
                                                                            -----------  -------------




The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity (continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

                                                                             Accumulated
                                                                              Other                             Total
                                                                            Comprehensive    Retained       Stockholder's
(Dollars in Thousands)                                                        Income         Earnings          Equity

Balances at December 31, 2004                                                  $ 97,243        $ 881,819      $ 1,250,318
Comprehensive income
    Net income                                                                                   148,957          148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                              (1,638)                           (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                   (57,164)                          (57,164)

             Total comprehensive income

Dividends paid on common stock                                                                   (45,000)         (45,000)
                                                                           -------------   --------------   --------------
Balances at December 31, 2005                                                    38,441          985,776        1,295,473

Comprehensive income
    Net income                                                                                   156,317          156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                   652                               652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                   (26,270)                          (26,270)

             Total comprehensive income

Dividends paid on common stock                                                                   (47,200)         (47,200)
                                                                           -------------   --------------   --------------
Balances at December 31, 2006                                                    12,823        1,094,893        1,378,972

Comprehensive income
    Net income                                                                                   255,379          255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                         1,407                             1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                   (67,332)                          (67,332)

             Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))                           (2,438)                           (2,438)
Dividends paid on common stock                                                                   (43,345)         (43,345)
                                                                           -------------   --------------   --------------
Balances at December 31, 2007                                                 $ (55,540)     $ 1,306,927      $ 1,522,643
                                                                           -------------   --------------   --------------


The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

(Dollars in Thousands)                                                2007              2006              2005

Cash flows from operating activities
Net income                                                             $ 255,379         $ 156,317         $ 148,957
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                 317,042           221,670           218,715
    Net amortization of premiums and discounts on
     investments                                                         (38,907)          (40,902)          (32,385)
    Amortization of index options                                        266,142           224,346           171,749
    Policy acquisition costs deferred                                   (227,657)         (255,300)         (229,790)
    Sales inducements costs deferred                                     (82,688)         (103,769)          (97,997)
    Net realized investment (gains) losses                               (71,937)           26,166            26,244
    Net gains on derivatives                                            (116,037)          (42,266)          (78,591)
    Deferred income taxes                                                 48,077            12,326              (486)
    Net interest credited and product charges on
     universal life and investment policies                              709,715           585,336           494,161
    Changes in other assets and liabilities
      Net receivables                                                   (118,256)          (22,492)          (49,209)
      Net payables                                                       (17,826)           (7,892)          (36,706)
      Policy benefits                                                     65,289           (55,345)         (123,675)
      Other                                                                5,808             3,190            11,480
                                                                 ----------------  ----------------  ----------------

             Net cash provided by operating activities                   994,144           701,385           422,467
                                                                 ----------------  ----------------  ----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                  10,477,422        12,872,572        10,024,829
    Equity securities                                                    594,464           875,994           220,249
    Mortgage loans                                                        37,901            56,092            69,065
    Derivative instruments                                                13,554            12,956               299
    Other invested assets                                                 62,235            37,786            26,889
Cost of investments acquired
    Fixed maturities                                                 (12,192,132)      (14,860,614)      (12,451,732)
    Equity securities                                                   (586,859)       (1,096,830)         (252,405)
    Mortgage loans                                                       (24,568)           (7,638)                -
    Derivative instruments                                              (304,478)         (250,804)         (196,012)
    Other invested assets                                                (87,119)          (87,745)         (137,532)
Net change in policy loans                                               (13,647)          (10,000)           (3,449)
Net change in short-term investments                                     126,537          (220,574)          (26,369)
Net change in repurchase agreements, other
 borrowings and collateral on derivatives                                 97,595           504,219           474,402
Net change in amounts due to/from brokers                                  3,065            (4,244)            1,611
                                                                 ----------------  ----------------  ----------------
             Net cash used in investing activities                    (1,796,030)       (2,178,830)       (2,250,155)
                                                                 ----------------  ----------------  ----------------


                                   (continued)


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005



(Dollars in Thousands)                                                2007              2006              2005

Cash flows from financing activities
Receipts from universal life and investment products                   2,616,859         3,075,026         2,962,492
Benefits paid on universal life and investment
 products                                                             (1,805,015)       (1,524,181)       (1,106,202)
Dividends paid on common stock                                           (43,345)          (47,200)          (45,000)
                                                                 ----------------  ----------------  ----------------
             Net cash provided by financing activities                   768,499         1,503,645         1,811,290
                                                                 ----------------  ----------------  ----------------
Net (decrease) increase in cash                                          (33,387)           26,200           (16,398)
Cash at beginning of year                                                 37,297            11,097            27,495
                                                                 ----------------  ----------------  ----------------
Cash at end of year                                                     $  3,910         $  37,297         $  11,097
                                                                 ----------------  ----------------  ----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                       $ 107,447         $  61,806         $  83,480


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
--------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland National") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective November 30, 2005, SFG Reinsurance Company ("SFG Re") was incorporated as a wholly owned insurance subsidiary of Midland National. SFG Re is a captive reinsurance company domiciled in South Carolina. The accompanying financial statements include the consolidated accounts of the Company, including the results of operations and cash flows of SFG Re with 2005 reflecting the time period from November 30, 2005 through December 31, 2005. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia.


        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY") through April, 2006 at which date NANY was sold to an unrelated third party.


        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.


        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.


        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial instruments and derivatives, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses, and future policy benefits for traditional life insurance policies.


        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.


        Fair Value of Financial Instruments
        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


        Investment Securities
        Fair values for fixed maturity securities (including redeemable preferred stocks) is based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal pricing models.


        Mortgage Loans
        Fair values for mortgage loans are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.


        Short-Term Investments
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


        Derivative Instruments
        The reported value for derivative instruments is equal to exchange or broker quoted market prices for interest rate and credit default swaps and internal financial models or counterparty fair value quotes for options. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value.


        Other Invested Assets
        Other invested assets consist primarily of private equity investments and limited partnerships. The carrying amounts represent the Company's share of the entity's underlying equity reported in the balance sheets. There is no market for these investments and the Company believes the reported values approximate their fair values.


        Investment-Type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.


        Investments and Investment Income
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income (loss) in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income. Included in this category is approximately $82,140 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2007. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. During the latter part of 2006 and all of 2007, the deterioration in the sub-prime mortgage market had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. At December 31, 2007, the Company's securities with sub-prime exposure are rated as investment grade. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy.


        Mortgage loans are carried at the adjusted unpaid balances. Approximately 77% of the mortgage loans were acquired as part of an acquisition in 2003 and were recorded at fair value as of the purchase date. Approximately 25% of the Company's mortgage loan portfolio is located in Florida, Georgia, North Carolina, South Carolina and West Virginia. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2007, was as follows: Office 40%, Industrial 27%, Retail 9%, Residential 8%, Apartment 2%, and Other 14%. At December 31, 2007, no investments in mortgage loans were considered by management to be impaired. During 2007, the Company purchased 95 existing residential reverse mortgages. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. The outstanding loan balances at acquisition were $25,239 and the reverse mortgages had a principal limit of $40,189. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time of the loan was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        Short-term investments primarily include commercial paper and money market funds and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate and credit default swaps are reported at exchange or broker quoted prices.

        Other invested assets are primarily comprised of private equity investments and limited partnerships. Private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with Accounting Principles Board Opinion 18 and American Institute of Certified Public Accountants ("AICPA") Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). These investments are reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend rate.

        The Company reviews its investments to determine if declines in value are other than temporary. Factors considered in evaluating whether a decline in value is other than temporary are the length of time and magnitude by which the fair value is less than amortized cost, the financial condition, enterprise value and prospects of the investment combined with the ability and intent of the Company to hold the investment for a period of time sufficient to recover the decline in value. Other considerations are also taken into account such as, but not limited to, financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2007, 2006 and 2005, the Company recorded $7,394, $1,347 and $8,016, respectively, of realized losses as a result of this analysis. These losses are included in net realized investment gains (losses).

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.


        Recognition of Traditional Life Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $921,216 and $824,405 at December 31, 2007 and 2006, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from 6.00% to 11.25% in 2007 and 2006.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the balance sheets as policyholder account balances of $20,557,616 and $19,272,874 at December 31, 2007 and 2006, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% in 2007 and 2006. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138, 149 and 155, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income security are reported as a component of net gain (loss) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gain (loss) on derivatives in the period of change.


        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains or losses during the time a futures contract is outstanding are reported as gains or (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gain or (loss) on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        The SFAS No. 133 Derivative Implementation Group Issue No. B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36 impact two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.


        The agreements between the Company and its derivatives counterparties requires the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.


        SFAS No. 155, Accounting for Certain Hybrid Financial Instruments ("SFAS 155") became effective in 2007 and is an amendment to SFAS No. 133. This statement permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company purchased three securities in 2007 with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance in SFAS 155. As such, any change in the fair value of the security will be reported as a gain (loss) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2007 was $68,000. There was no gain or loss reported during the 2007 holding period. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance of SFAS 155. The Company will make election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.


        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar-rolls are similar to reverse repurchase agreements except that, with dollar-rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2007 and 2006, there were $2,187,540 and $1,955,956, respectively, of such agreements outstanding. The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.


        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, marketing, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.


        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset. Sales inducements are primarily premium bonuses and bonus interest on the Company's annuity products. AICPA Statement of Position 03-1 ("SOP 03-1") provides guidance on accounting and reporting for certain sales inducements whereby capitalized costs are reported separately in the balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the statements of income.


        To the extent that unrealized investment gains or losses on available for sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available for sale securities.


        Present Value of Future Profits of Acquired Businesses ("PVFP") The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,908, $2,756, $2,653, $1,662 and $1,281 of the existing PVFP over the next five years.


        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.


        Variable Life and Annuity Products
        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income of the statements of income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheets in accordance with SOP 03-1.


        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.


        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income is addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains (losses) on available for sale securities net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefits liabilities. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Reclassification
        Certain items in the 2006 and 2005 financial statements have been reclassified to conform to the 2007 presentation.


2.      Recently Issued Accounting Standards


        Fair Value Measurements
        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of SFAS 157.


        Fair Value Options
        In February 2007, the FASB issued SFAS No. 159, Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 allows companies to elect to fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The election is made upon initial adoption of SFAS 159 for existing assets and liabilities and subsequently on acquisition of new assets or liabilities. SFAS 159 is effective for years beginning after November 15, 2007. The Company is currently evaluating its election alternatives under SFAS 159.


        Business Combinations
        In December 2007, the FASB issued SFAS No. 141(R), Business Combinations ("SFAS 141(R)"). This standard revises the previously issued SFAS No. 141 and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. SFAS 141 (R) is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. The standard would have an impact on the financial statements of the Company for any acquisition made after that date.


        Noncontrolling Interests
        In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment to ARB No. 51 ("SFAS 160"). SFAS 160 will change the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests. Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas now minority interests are classified as a liability. The initial reported value of noncontrolling interests will be at fair value. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. SFAS requires retroactive adoption of the presentation and disclosure for existing noncontrolling interests. All other requirements of SFAS 160 will be applied prospectively. The Company does not currently have any reported minority interests, but this standard will impact any noncontrolling interests that may arise up to or after the effective date.


3.      Fair Value of Financial Instruments


        The carrying value and estimated fair value of the Company's financial instruments are as follows:


                                                              December 31, 2007                      December 31, 2006
                                                     ------------------------------------   ------------------------------------
                                                         Carrying          Estimated            Carrying          Estimated
                                                          Value            Fair Value            Value            Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                                $19,971,051        $19,971,051         $18,275,097        $18,275,097
    Equity securities,
     available-for-sale                                    456,109            456,109             552,734            552,734
    Mortgage loans                                         294,133            299,483             311,305            307,515
    Short-term investments                                 256,008            256,008             382,545            382,545
    Derivative instruments                                 172,808            172,808             286,141            286,141
    Other invested assets                                  317,134            317,134             245,097            245,097
Financial liabilities
    Investment-type insurance contracts                 11,707,600         10,104,162          10,932,552          9,340,001
    Repurchase agreements, other borrowings
      and collateral on derivatives                      2,321,092          2,321,092           2,223,497          2,223,497



4.      Investments and Investment Income


        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2007 and 2006 are as follows:



                                                                    December 31, 2007
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 4,179,199        $ 117,590        $  7,817         $ 4,288,972
    Corporate securities                     7,327,109           76,913         219,768           7,184,254
    Mortgage-backed securities               8,424,741          121,926         169,852           8,376,815
    Other debt securities                      120,011            4,406           3,407             121,010
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         20,051,060          320,835         400,844          19,971,051
Equity securities                              519,394            4,504          67,789             456,109
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $20,570,454        $ 325,339       $ 468,633         $20,427,160
                                      -----------------  ---------------  --------------   -----------------



                                                                  December 31, 2006
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 5,103,446         $ 52,277        $ 36,393         $ 5,119,330
    Corporate securities                     6,828,683           93,332          84,757           6,837,258
    Mortgage-backed securities               6,153,421           71,169          39,100           6,185,490
    Other debt securities                      130,492            5,234           2,707             133,019
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         18,216,042          222,012         162,957          18,275,097
Equity securities                              537,194           17,772           2,232             552,734
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $18,753,236        $ 239,784       $ 165,189         $18,827,831
                                      -----------------  ---------------  --------------   -----------------


        The following table shows the Company's gross unrealized losses and fair value on its available for sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.


                                                                 December 31, 2007
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 295,942       $  2,913       $ 385,843       $  4,904       $ 681,785        $  7,817
   Corporate securities        1,788,513         97,440       2,234,024        122,328       4,022,537         219,768
   Mortgage-backed
    securities                 1,868,416         97,395       1,068,697         72,457       2,937,113         169,852
   Other debt securities           5,180             15          42,758          3,392          47,938           3,407
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         3,958,051        197,763       3,731,322        203,081       7,689,373         400,844
Equity securities                234,423         42,717         105,364         25,072         339,787          67,789
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,192,474      $ 240,480      $3,836,686      $ 228,153      $8,029,160       $ 468,633
                           --------------  -------------   -------------  -------------   -------------   -------------




                                                          December 31, 2006
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,929,128      $  12,871       $ 814,373      $  23,522      $2,743,501       $  36,393
   Corporate securities        1,356,387         17,273       2,323,009         67,484       3,679,396          84,757
   Mortgage-backed
    securities                 1,075,399          7,606       1,221,709         31,494       2,297,108          39,100
   Other debt securities          53,452          2,059          12,882            648          66,334           2,707
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         4,414,366         39,809       4,371,973        123,148       8,786,339         162,957
Equity securities                 47,554            834          67,726          1,398         115,280           2,232
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,461,920      $  40,643      $4,439,699      $ 124,546      $8,901,619       $ 165,189
                           --------------  -------------   -------------  -------------   -------------   -------------



        At December 31, 2007, the Company held approximately 3,555 positions in fixed income and equity securities. The above table, as of December 31, 2007 includes 1,737 securities of 542 issuers. Approximately 91% of the unrealized losses on fixed maturities at December 31, 2007 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors. Approximately 9% of the unrealized losses on fixed maturities at December 31, 2007 were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. The Company monitors the financial position and operations of the issuers rated below investment grade and certain investment grade securities in cases where the Company has concerns about credit quality. In determining whether an unrealized loss is other than temporary, the Company will consider factors such as business prospects, status of issuer industry, security ratings, size and length of time the security has been in an unrealized loss position and the Company's intent and ability to hold the security until it recovers its value. The Company monitors securities that have a fair value less than 80 percent of amortized cost. In some cases a security will be considered impaired if its fair value is less than 80 percent of its amortized cost for a period of greater than twelve months. At December 31, 2007, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 95 percent of amortized cost. In a majority of the unrealized loss positions, the unrealized loss is due to increases in market interest rates or changes in credit spreads since the securities were acquired. In addition, the market for fixed income securities experienced a high degree of volatility during 2007 due to the deterioration of the subprime mortgage market. This continued to adversely impact the credit markets at December 31, 2007, particularly related to the fair values of CMOs and other asset-backed securities. At December 31, 2007, the Company has the ability and intent to hold the securities that are in an unrealized loss position until the fair value increases to amortized cost, which may be maturity. Equity securities typically do not have a maturity or redemption date and the Company takes this fact into consideration when determining whether it has the intent to hold the security until recovery. Therefore, the Company does not consider these securities to be other than temporarily impaired at December 31, 2007.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took write-downs of $7,394, $1,347 and $8,016 during 2007, 2006 and 2005, respectively. The 2007 write-downs were applicable to two asset backed securities with some sub-prime exposure ($2,506), two private placement corporate securities that defaulted on interest payments during the latter part of 2007 ($2,540), one commercial mortgage loan that was subsequently sold at auction for a price slightly higher than its written-down value ($605) and one corporate security that has been in an unrealized loss position for over twelve months and was determined to be other than temporary ($1,743). The 2006 write-downs were applicable to one issuer in the printing business. The Company believes the long-term prospects for the issuer were positive but recorded the write-down primarily due to the sales of the securities of the same issuer at realized losses during 2006. In 2005 the Company took a write-down of $4,977 applicable to a Kamp Re catastrophe bond that became impaired as a result of Hurricane Katrina. The Company also took write-downs in 2005 for other than temporary impairments on two securities related to Northwest Airlines for $3,211. The Company considered these securities to be other than temporarily impaired due to the Chapter 11 bankruptcy filing by Northwest Airlines.


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2007, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                 Amortized         Estimated
                                                   Cost           Fair Value

Due in one year or less                          $  131,737        $  131,395
Due after one year through five years             1,281,001         1,283,263
Due after five years through ten years            2,989,058         2,950,440
Due after ten years                               7,224,523         7,229,138
Securities not due at a single maturity date
  (primarily mortgage-backed securities)          8,424,741         8,376,815
                                              --------------   ---------------
              Total fixed maturities            $20,051,060       $19,971,051
                                              --------------   ---------------



        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $11,113 as of December 31, 2007. These securities are included in equity securities and are carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2007, the Company had an outstanding advance of $25,000 from FHLB (see Note 6).


        Investment Income and Investment Gains (Losses) Major categories of investment income are summarized as follows:


                                                                  2007               2006               2005

Gross investment income
    Fixed maturities                                             $ 980,599          $ 904,843          $ 796,652
    Equity securities                                               30,345             37,361             20,836
    Mortgage loans                                                  18,370             22,362             25,836
    Policy loans                                                    21,333             20,640             20,028
    Short-term investments                                          23,435             20,836              8,037
    Derivative instruments                                         118,670             39,534             (7,163)
    Other invested assets                                           74,583             37,132             27,184
                                                           ----------------   ----------------   ----------------
              Total gross investment income                      1,267,335          1,082,708            891,410
Less:  Investment expenses                                         131,697            129,268             79,758
                                                           ----------------   ----------------   ----------------
              Net investment income                             $1,135,638          $ 953,440          $ 811,652
                                                           ----------------   ----------------   ----------------




        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending and interest related to derivative collateral liabilities.


        The major categories of realized investment gains (losses) reflected in the statements of income are summarized as follows:


                                                                   2007               2006               2005

Fixed maturities                                                 $  81,427          $ (28,021)         $ (31,550)
Equity securities                                                  (10,195)            (1,478)             3,786
Mortgage loans                                                        (560)             2,300                515
Gain on termination of swaps                                             -                481                299
Short-term investments                                               1,265                552                706
                                                           ----------------   ----------------   ----------------
              Net investment gains (losses)                      $  71,937          $ (26,166)         $ (26,244)
                                                           ----------------   ----------------   ----------------




        Included in realized investment gains (losses) on the fixed maturities in 2007 and 2006 are gains of $1,560 and $9,147, respectively, related to recoveries from WorldCom, Inc. The Company sold its investments in WorldCom, Inc. in 2002 and recorded a pre-tax loss of $18,119. The recoveries are the result of a federal securities law class action brought on behalf of WorldCom, Inc. securities purchasers against various parties involved with WorldCom, Inc.


        During 2006 and 2005, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2006 and 2005, the Company terminated effective cash flow interest rate swaps with notional amounts of $116,500 and $72,389 and realized net gains on the terminations of $481 and $299, respectively.


        Proceeds from the sale of available for sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding maturities, calls, and prepayments) during 2007, 2006 and 2005 were as follows:



                                         2007                            2006                           2005
                           -------------------------------  -----------------------------  -----------------------------
                                Fixed           Equity           Fixed          Equity          Fixed          Equity
                              Maturities      Securities      Maturities      Securities     Maturities      Securities

Proceeds from sales         $ 8,029,528       $ 583,672    $ 11,022,004      $ 855,462      $8,635,952      $ 130,345
Gross realized gains             54,114           5,334          27,994          3,591          33,449          2,449
Gross realized (losses)         (54,065)        (15,325)        (78,699)        (4,724)        (56,323)          (604)




        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of the Company's stockholder's equity at December 31, 2007.


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), Consolidation of Variable Interest Entities. Under FIN 46(R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both.


        As of December 31, 2007, the Company has investments in limited partnerships and private equity investments that are reviewed to determine if any are variable interest entities. Some of these investments are VIE's, but in each case the Company has determined it is not the primary beneficiary. In accordance with FIN 46(R) guidance, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.


        Other
        At December 31, 2007 and 2006, securities amounting to $3,171 and $3,136, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the balance sheets at fair value and have an amortized cost of $3,041 and $3,133, respectively.


5.      Derivative Instruments and Hedging Activities


        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $6,314,729 of annuity and universal life policy account value as of December 31, 2007 (net of ($2,568,124) annuities ceded to an unrelated reinsurer), that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. The futures contracts have no initial cost and are marked-to-market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. In accordance with SFAS No. 133 as amended, the Company reports the change in the fair value of index options and the change in the futures variation margin accounts as gain (loss) on derivatives, which amounts were ($134,767) in 2007, $77,227 in 2006 and ($29,602) in 2005. Offsetting these amounts are the changes in fair value of the derivatives embedded in the equity indexed product liabilities, which amounts were $81,716 in 2007, ($19,781) in 2006 and $108,043 in 2005. When the options and futures contracts mature, the value received by the Company is reflected as investment income ($321,521, $203,712 and $125,330 in 2007, 2006 and
        2005, respectively) offset by the amount credited to the policyholder ($301,939, $190,534 and $121,710 in 2007, 2006 and 2005, respectively).


        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the DAC and DSI, an adjustment to the amortization of DAC and DSI is made.


       The following relates to the options and futures owned as of December 31:

                                                   2007               2006

        Net notional amount                     $5,481,581         $4,993,814
        Amortized cost of options                  138,652            131,373
        Estimated fair value of assets             176,641            285,016



        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer that fall under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivatives contained in the funds withheld liability are similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the balance sheets in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivatives embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreements and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivatives was a gain of $176,391 in 2007, a loss of $18,703 in 2006 and a gain of $1,777 in 2005, and is reported in net gain (loss) on derivatives in the statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value ($2,739 in 2007 and ($1,129) in 2006) in the balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge ($3,867 in 2007, ($6,782) in 2006 and ($5,446) in 2005). The cash-flow hedge swaps have stated maturities of 2025 and 2026. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following summarizes the cash-flow hedge interest rate swaps in 2007 and 2006:

                                             2007                   2006

Notional amounts                             $ 125,810              $ 125,810
Fixed rates to receive (range)           5.49% to 5.74%         5.49% to 5.74%
Current variable rates to pay (range)    4.79% to 5.39%         5.36% to 5.55%


        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheets at fair value (($286) in 2007 and $1,762 in 2006) with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the statements of income (($1,548) in 2007, $735 in 2006 and $28 in 2005). The fair value hedge swaps have stated maturities ranging from 2008 to 2011. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the fair value interest rate swaps and hedged available-for-sale fixed income securities:



                                                  2007                2006

Notional amounts                                $   68,232          $   68,232
Fixed rates to pay (range)                   3.20% to 4.45%      3.20% to 4.45%
Current variable rates to receive (range)    4.82% to 5.51%      5.36% to 5.61%



        Other Derivatives
        The Company has also entered into interest rate and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer. In accordance with SFAS 133, these swaps are reported at fair value (($6,286) and $492 at December 31, 2007 and 2006, respectively) in the balance sheets and changes in the fair value (($5,756) in 2007, $2,789 in 2006 and $5,518 in 2005) are reported as a component of net gains on derivatives in the statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. The non-hedge swaps have stated maturities ranging from 2009 to 2026. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.


        The following table summarizes the interest rate and credit default swaps not accounted for as effective hedges:

                                                             2007                   2006

Notional amounts, interest rate swaps                    $   148,089             $   89,090
Notional amounts, credit default swaps                   $   233,300             $   85,000
Fixed rates, interest rate swaps (range)               3.88% to 5.66%         4.20% to 5.25%
Current variable rates, interest rate swaps (range)    4.99% to 5.40%         5.35% to 5.66%
Credit default swaps, receive                          0.50% to 1.18%             0.75%
Credit default swaps, pay                              0.11% to 0.32%         0.22% to 0.25%


        The Company generally limits its selection of counterparties that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2007 and 2006, applicable to all derivative investments was $108,552 and $267,542, respectively, and is reflected in the balance sheets in short-term investments. The obligation to repay the collateral is reflected in the balance sheets in repurchase agreements, other borrowings and collateral on derivatives.

6.      Borrowings

        During 2007, the Company borrowed $25,000 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowing was to complement the Company's security lending program. The outstanding balance at December 31, 2007 of $25,000 is reported as a component of repurchase agreements, other borrowings and collateral on derivatives. The initial borrowing was for a 90 day period that matured on November 23, 2007. The borrowing was renewed for an additional 90 day period and matured on February 25, 2008. The interest rate for the initial period was 5.05% and is 4.53% for the current 90 day period. The Company renewed the borrowing on February 25, 2008 for an additional 90 day period at an interest rate of 2.90%. Interest expense incurred during 2007 was $449 and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.


        In accordance with the FHLB membership agreement, the Company was required to purchase $1,113 of additional FHLB common stock, representing 4.45% of the amount borrowed. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.


7.      DAC, DSI and PVFP


        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2007, 2006 and 2005 are as follows:


                                                                            2007               2006               2005


DAC, beginning of year                                                      $1,341,489         $1,198,367         $1,019,716
Commissions deferred                                                           185,358            218,882            200,252
Underwriting and acquisition expenses deferred                                  42,299             36,418             29,538
Change in offset to unrealized losses                                           85,062             54,707            128,199
Reclassification to deferred sales inducements                                       -                  -             (3,939)
Reclassification to policy benefit reserves                                          -                  -             (3,682)
Amortization related to operations                                            (200,201)          (142,048)          (129,341)
Amortization related to SFAS No. 133                                           (31,145)           (24,837)           (42,376)
                                                                      -----------------  -----------------  -----------------
DAC, end of year                                                            $1,422,862         $1,341,489         $1,198,367
                                                                      -----------------  -----------------  -----------------


        The composition of DSI for the years ended December 31, 2007, 2006 and 2005 is summarized below:



                                                                           2007               2006               2005

DSI, beginning of year                                                      $ 414,545          $ 354,330          $ 275,863
Sales inducements costs deferred                                               82,688            103,768             97,997
Change in offset to unrealized losses                                          25,871              6,344             19,292
Reclassification from deferred acquisition costs                                    -                  -              3,939
Amortization related to operations                                            (59,006)           (31,086)           (26,764)
Amortization related to SFAS No. 133                                          (21,328)           (18,811)           (15,997)
                                                                      ----------------   ----------------   ----------------
DSI, end of year                                                            $ 442,770          $ 414,545          $ 354,330
                                                                      ----------------   ----------------   ----------------



        The composition of the PVFP for the years ended December 31, 2007, 2006 and 2005 is summarized below:


                                 2007               2006               2005

PVFP, beginning of year        $  34,129          $  39,017          $  43,254
Amortization                     (5,362)            (4,888)            (4,237)
                             ------------   ----------------   ----------------
PVFP, end of year              $  28,767          $  34,129          $  39,017
                             ------------   ----------------   ----------------



8.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:



                                               2007                           2006                           2005
                                    ----------------------------   ----------------------------   ----------------------------
                                       Ceded          Assumed         Ceded         Assumed          Ceded         Assumed

Premiums and deposits
   on investment contracts           $750,611         $  787        $830,945         $  738        $915,666         $  508
Claims and investment
   contract withdrawals               165,611          4,155         142,039          4,493         107,737         (3,018)



        The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best.


        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31, 2005 and 60% of substantially all policies issued since April 1, 2005 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. The Company has netted the funds withheld liability of $3,310,967 and $2,798,108 against the reserve credits of $3,960,929 and $3,353,334 in reinsurance receivables in the December 31, 2007 and 2006, respectively, balance sheets. These agreements increased (decreased) the following financial statements lines as follows:



                                                                          2007             2006             2005

Assets
    Deferred policy acquisition costs                                  $ (367,143)      $ (329,633)      $ (271,855)
    Deferred sales inducements                                           (295,408)        (253,859)        (200,230)
    Reinsurance receivables                                               656,661          614,434          504,019
    Other receivables and other assets                                     21,312                -                -
Liabilities
    Other liabilities                                                           -              868            2,385
Revenues
    Interest sensitive life and investment product charges                (11,410)          (7,846)          (4,662)
    Net investment income                                                (212,557)        (149,870)         (98,968)
Benefits and expenses
    Benefits incurred                                                        (269)            (246)            (197)
    Interest credited to policyholder account balances                   (147,425)         (99,357)         (66,791)
    Operating expenses                                                     (3,214)          (2,235)          (2,255)
    Amortization of deferred acquisition costs and
     present value of future profits of acquired businesses               (34,104)         (25,482)         (15,596)
    Amortization of deferred sales inducements                            (25,973)         (18,642)         (11,254)



        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


9.      Accumulated Other Comprehensive (Loss) Income


        The components of accumulated other comprehensive (loss) income are as follows:



                                                                                   2007               2006

Net unrealized (loss) gain - available-for-sale securities                         $ (138,287)         $  80,103
Net unrealized gain (loss) - derivative instruments                                     2,739             (1,129)
DAC                                                                                    40,570            (44,492)
DSI                                                                                    18,288             (7,583)
Deferred income taxes                                                                  26,842             (9,415)
                                                                             -----------------  -----------------

                                                                                      (49,848)            17,484
Pension liability (net of taxes $0 and $2,510)                                              -             (4,661)

Unrecognized actuarial net loss related to pension and
 other post-retirement liabilities (net of taxes $3,064 and $0)                        (5,692)                 -
                                                                             -----------------  -----------------

              Accumulated other comprehensive (loss) income                         $ (55,540)         $  12,823
                                                                             -----------------  -----------------



        The following table sets forth the changes in each component of accumulated other comprehensive income (loss).



                                                                                   2007               2006             2005

Unrealized holding (losses) gains arising in the
 current period
    Fixed maturities                                                                $ (58,139)        $ (127,441)      $(255,330)
    Equity securities                                                                 (89,019)             3,258          (2,424)
    Derivative instruments                                                              3,868             (6,782)         (5,446)
    Reclassification adjustment for losses (gains) released
     into income                                                                      (71,232)            29,499          27,764
    Impact of DAC                                                                      85,062             54,707         128,199
    Impact of DSI                                                                      25,871              6,344          19,292
    Impact of deferred income taxes                                                    36,257             14,145          30,781
                                                                             -----------------  -----------------  --------------

                                                                                      (67,332)           (26,270)        (57,164)

    Impact of pension liability                                                         1,407                652          (1,638)

    SFAS Statement No. 158 adoption adjustment                                         (2,438)                 -               -
                                                                             -----------------  -----------------  --------------

         Net other comprehensive loss                                               $ (68,363)         $ (25,618)       $(58,802)
                                                                             -----------------  -----------------  --------------


        The unrealized investment (loss) gain on available for sale securities and derivative instruments is adjusted by DAC, DSI and deferred income taxes and is included in the statements of stockholder's equity.


10.     Income Taxes


        The significant components of the provision for income taxes are as follows:



                                                      2007               2006               2005

     Current                                           $  86,009          $  68,577          $  69,493
     Deferred                                             48,077             12,326               (486)
                                                 ----------------   ----------------   ----------------
     Total federal income tax expense                  $ 134,086          $  80,903          $  69,007
                                                 ----------------   ----------------   ----------------



        The components of the federal income tax asset are as follows:



                                                 2007               2006

Net deferred income tax asset                    $ 132,987          $ 144,253
Income taxes currently receivable                   24,580              1,331
                                             --------------  -----------------
              Total income tax asset             $ 157,567          $ 145,584
                                             --------------  -----------------


        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2007, 2006 and 2005 are as follows:



                                                                   2007               2006               2005

At statutory federal income tax rate                             $ 136,312          $  83,027          $  76,287
Dividends received deductions                                       (1,551)              (835)              (721)
Other, net                                                            (675)            (1,289)            (6,559)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $ 134,086          $  80,903          $  69,007
                                                           ----------------   ----------------   ----------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2007 and 2006 are as follows:



                                                                                        2007               2006

Deferred income tax assets
    Policy liabilities and reserves                                                      $ 598,525          $ 667,470
    Investments                                                                             50,082                  -
    Other, net                                                                              31,475              6,778
                                                                                  -----------------  -----------------
              Total deferred income tax assets                                             680,082            674,248
                                                                                  -----------------  -----------------
Deferred income tax liabilities
    Investments                                                                                  -            (10,364)
    Present value of future profits of acquired business                                   (10,068)           (11,945)
    Deferred policy acquisition costs and deferred sales inducements                      (537,027)          (507,686)
                                                                                  -----------------  -----------------
              Total deferred income tax liabilities                                       (547,095)          (529,995)
                                                                                  -----------------  -----------------
              Net deferred income tax asset                                              $ 132,987          $ 144,253
                                                                                  -----------------  -----------------


        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2007 and no valuation allowance is necessary.


        The Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes in an entity's financial statements pursuant to SFAS Statement No. 109, Accounting for Income Taxes, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the company recognizes tax benefits only on tax positions where it is "more likely that not" to prevail. There was no effect on the Company's financial statements from adopting FIN 48.


        A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:


Balance at January 1, 2007                                           $  1,257
Additions based on tax positions related to the current year                -
Additions based on tax positions related to prior years                   150
Reductions for tax positions of prior years                                 -
Settlements/Statute expiration                                              -
                                                                  ------------
Balance at December 31, 2007                                         $  1,407
                                                                  ------------


        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $500 to $800 by the end of 2008. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $23 and $10 of accrued interest and penalties at December 31, 2007 and 2006, respectively.


        In 2007, the Internal Revenue Service (IRS) commenced an examination of the Company's income tax returns for 2004 through 2006.


11.     Statutory Financial Data and Dividend Restrictions


        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of $43,345, $47,200 and $45,000 in 2007, 2006 and 2005, respectively.
        Dividends payable in 2008 up to approximately $112,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2007, 2006 and 2005, is approximately $112,000, $155,000 and $187,000, respectively, and reported capital and surplus at December 31, 2007, 2006 and 2005, is approximately $1,109,000, $1,020,000 and $965,000, respectively, in accordance with statutory accounting principles.


12.     Operating Leases


        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $4,052, $4,741 and $4,016 were incurred in 2007, 2006 and 2005, respectively. The approximate future minimum lease payments under non-cancellable leases at December 31, 2007, are as follows:


         Year ending December 31,
         2008                                  $ 2,677
         2009                                    2,726
         2010                                    2,319
         2011                                    2,388
         2012                                    2,423
         Thereafter                              6,377
                                          -------------
                                               $18,910
                                          -------------


13.     Employee Benefits Plans


        The Company participates in a noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the Plan to the extent each participant is or becomes 100% vested in such accrued benefits.
        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.


        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of December 31, 2007 and 2006. The pension benefits amounts reflect an allocation of the Company's portion of the SEI plans.



                                                                          Pension Benefits                 Other Benefits
                                                                    ------------------------------  ------------------------------
                                                                        2007            2006            2007            2006
Obligation and funded status
Accumulated benefit obligation at December 31                            $ 30,836        $ 31,733        $ 14,490        $ 12,983
Fair value of plan assets at December 31                                   30,488          27,563               -               -
                                                                    --------------  --------------  --------------  --------------
Funded status at December 31                                              $  (348)       $ (4,170)       $(14,490)       $(12,983)
                                                                    --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                                  $  (348)       $ (4,170)       $(14,490)       $ (9,370)
                                                                    --------------  --------------  --------------  --------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                                        $ (7,171)       $ (8,174)         $    -          $    -
Net gain arising during the period                                          2,164           1,003               -               -
SFAS Statement No. 158 adoption adjustment                                      -               -          (3,750)              -
                                                                    --------------  --------------  --------------  --------------
Balance at December 31                                                   $ (5,007)       $ (7,171)       $ (3,750)         $    -
                                                                    --------------  --------------  --------------  --------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)                            $  (752)        $  (351)        $ 1,312          $    -
                                                                    --------------  --------------  --------------  --------------

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                                                       6.25%           5.75%           6.25%           5.75%
    Rate of compensation increase                                        N/A             N/A             N/A             N/A

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                                                       5.50%           5.50%           5.75%           5.50%
    Expected return on plan assets                                      7.50%           7.50%            N/A             N/A
    Rate of compensation increase                                        N/A             N/A             N/A             N/A



                                                       Pension Benefits                         Other Benefits
                                            -------------------------------------   -------------------------------------
                                               2007         2006         2005          2007         2006         2005

Additional information
Net periodic benefit (income) costs             $ (426)      $ (243)      $ (508)      $ 1,778      $ 1,543      $ 1,188
Employer contributions                           1,231        2,591            -           397          300          295
Employee contributions                               -            -            -           106          107          114
Benefit payments                                   444          322          311           503          407          409


        For measurement purposes, a 9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007. The rate was assumed to decrease gradually to 4.50% in 2013, and remain at that level thereafter.


        The measurement date for the plan was December 31, 2007.


        For 2007, the weighted average expected long-term rate of return on assets was 7.50%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2007.


        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:



                                                      2007           Target           2006           Target

Fixed income and other securities                          58%              64%             61%             55%
Equity and equity correlated assets                        41%              34%             26%             45%
Other, including cash                                       1%               2%             13%              0%
                                                  -------------   --------------  --------------  --------------

              Total                                       100%             100%            100%            100%
                                                  -------------   --------------  --------------  --------------


        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.


        The Company expects to contribute $0 to the pension plan in 2008.


        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:



                                            Pension          Other
                                            Benefits         Benefits

        Year ending December 31,
        2008                                 $  514          $  657
        2009                                    609             686
        2010                                    719             740
        2011                                    863             792
        2012                                  1,048             852
        2013-2017                             7,861           5,503



        In September 2006, the FASB issued SFAS No. 158, Employers Accounting for Defined Benefit and Other Retirement Plans-an amendment of FASB Statements Nos. 87, 88, 106 and 132 (R) ("SFAS 158"). SFAS 158 requires employers to recognize the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans as an asset or liability in its financial statements, measured as the difference between the fair value of plan assets and the projected benefit obligation as of the end of our fiscal year end. SFAS 158 also requires employers to recognize changes in the funded status of defined benefit pension and other post retirement plans in the year in which the changes occur through other accumulated comprehensive income. This portion of SFAS 158 was effective for fiscal years ending after December 15, 2007 and was adopted by the Company in 2007. In addition, SFAS 158 also requires measurement of plan assets and benefit obligations as of the end of the employer's fiscal year beginning with fiscal years ending after December 15, 2008. The Company does not anticipate a material impact to its consolidated financial statements due to this subsequent SFAS 158 implementation issue.


        The incremental effects of applying this Statement on the individual line items of the Company's consolidated balance sheet as of December 31, 2007 are as follows:


                                                             Balance Before                                Balance After
                                                               adoption of                                  adoption of
                                                                SFAS 158              Adjustments             SFAS 158

Federal Income tax asset                                     $   156,255            $    1,312             $   157,567
Other liabilities                                            $   348,864            $    3,750             $   352,614
Accumulated other comprehensive income                       $   (53,102)           $    (2,438)           $   (55,540)


        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2007, 2006 and 2005 were $6,119, $6,634 and $4,690, respectively. The expense for 2007, 2006 and 2005 was $8,397, $6,026 and $7,039, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2004 ("FSP FAS 106-2") provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2007 and 2006, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $228 and $227, respectively.


14.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $12,034, $11,040 and $9,600 in 2007, 2006 and 2005, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. The Company was charged $19,900, $21,247 and $23,195 in 2007, 2006 and 2005, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American and NANY for which it was reimbursed $11,121, $5,683 and $10,408 in 2007, 2006 and 2005, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $1,338, $1,035 and $651 in 2007, 2006 and 2005,
        respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $29,524 and $30,787 as December 31, 2007 and 2006, respectively. The Company earned interest income on the loan of $1,971, $2,050 and $2,124 in 2007, 2006, and 2005, respectively.

15.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2007, the Company had outstanding capital commitments to limited partnerships of $114,499.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2007, the Company had $79,755 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        In 2006, the Company began the process of constructing a new home office building for the insurance operations conducted in Sioux Falls, South Dakota. Land purchases and payments for construction were made through 2007 for $6,564, which were capitalized and recognized as a component of other receivables and other assets. Construction of the building commenced in 2007. The total estimated cost of the project is projected to be approximately $27,000.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2007 and 2006

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm........................1


Financial Statements


Statements of Assets and Liabilities, Operations and
Changes in Net Assets......................................................2-147


Notes to Financial Statements............................................148-170

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com





                Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment Trust, the Van Kampen Universal Institutional Funds and the Northern Lights Variable Trust subaccount thereof) at December 31, 2007, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned as of December 31, 2007 with the custodian, provide a reasonable basis for our opinion.


/s/


April 22, 2008

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
December 31, 2007                                       Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                             Investment Income:
     (cost $503,846,175)                $ 529,928,621       Dividend income                        $  10,761,820
                                                            Capital gains distributions               27,444,426
                                                                                                   --------------
Liabilities                                         -
                                        --------------
                                                                                                      38,206,246
                                                                                                   --------------
Net Assets                              $ 529,928,621   Expenses:
                                        --------------
                                                            Administrative expense                       347,337
                                                            Mortality and expense risk                 7,331,276
                                                            Contract maintenance charge                  146,636
                                                                                                   --------------
                                                                                                       7,825,249
                                                                                                   --------------
                                                        Net investment income                         30,380,997

                                                        Realized and unrealized gains
                                                         (losses) on investments:
                                                            Net realized gains on investments         20,531,027
                                                            Net unrealized depreciation on
                                                             investments                             (16,533,381)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                         operations                                 $ 34,378,643
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                        2007           2006

Net assets at beginning of year                                                     $ 418,669,891   $304,926,372

Net increase in net assets resulting from operations                                   34,378,643     39,390,649

Capital shares transactions
   Net premiums                                                                       134,331,230    118,354,185
   Transfers of policy loans                                                              122,948        (35,257)
   Transfers of surrenders                                                            (38,548,381)   (31,195,543)
   Transfers of death benefits                                                         (6,366,545)    (2,730,685)
   Transfers of other terminations                                                    (13,617,270)    (9,739,600)
   Interfund and net transfers to general account                                         958,105       (300,230)
                                                                                    -------------- --------------

     Net increase in net assets from capital share transactions                        76,880,087     74,352,870
                                                                                    -------------- --------------

Total increase in net assets                                                          111,258,730    113,743,519
                                                                                    -------------- --------------

Net assets at end of year                                                           $ 529,928,621  $ 418,669,891
                                                                                    -------------- --------------




       The accompanying notes are an integral part of these financial statements.

                                       2


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,737,231 shares (cost $23,737,231)    $  23,737,231       Dividend income                          $  1,085,728
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,085,728
                                                                                                         --------------
Net Assets                                   $  23,737,231   Expenses:
                                             --------------
                                                                 Administrative expense                         11,658
                                                                 Mortality and expense risk                    303,423
                                                                 Contract maintenance charge                     3,575
                                                                                                         --------------
                                                                                                               318,656
                                                                                                         --------------
                                                             Net investment income                             767,072

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   767,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  14,116,225    $   11,197,198

Net increase in net assets resulting from operations                                          767,072          438,320

Capital shares transactions
   Net premiums                                                                            10,329,369       10,770,068
   Transfers of policy loans                                                                   67,648             (114)
   Transfers of surrenders                                                                 (4,148,743)      (3,483,092)
   Transfers of death benefits                                                               (129,390)         (67,215)
   Transfers of other terminations                                                           (874,610)        (692,689)
   Interfund and net transfers to general account                                           3,609,660       (4,046,251)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             8,853,934        2,480,707
                                                                                        --------------   --------------

Total increase in net assets                                                                9,621,006        2,919,027
                                                                                        --------------   --------------

Net assets at end of year                                                               $  23,737,231    $  14,116,225
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       3


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,151,889 shares (cost $7,340,315)      $   6,821,157       Dividend income                           $   569,802
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               569,802
                                                                                                         --------------
Net Assets                                   $   6,821,157   Expenses:
                                             --------------
                                                                 Administrative expense                          6,288
                                                                 Mortality and expense risk                    149,200
                                                                 Contract maintenance charge                     2,013
                                                                                                         --------------
                                                                                                               157,501
                                                                                                         --------------
                                                             Net investment income                             412,301

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              15,055
                                                                 Net unrealized depreciation on
                                                                  investments                                 (222,804)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   204,552
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,094,651     $  7,633,404

Net increase in net assets resulting from operations                                          204,552          857,640

Capital shares transactions
   Net premiums                                                                             1,358,012        2,241,764
   Transfers of policy loans                                                                    1,578             (287)
   Transfers of surrenders                                                                   (922,805)        (655,881)
   Transfers of death benefits                                                                (45,692)         (88,037)
   Transfers of other terminations                                                           (369,590)        (278,177)
   Interfund and net transfers to general account                                          (4,499,549)       1,384,225
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (4,478,046)       2,603,607
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (4,273,494)       3,461,247
                                                                                        --------------   --------------

Net assets at end of year                                                               $   6,821,157    $  11,094,651
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       4


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     876,109 shares (cost $22,076,217)       $  20,839,681       Dividend income                          $    385,414
                                                                 Capital gains distributions                 1,779,199
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,164,613
                                                                                                         --------------
Net Assets                                   $  20,839,681   Expenses:
                                             --------------
                                                                 Administrative expense                         25,448
                                                                 Mortality and expense risk                    297,400
                                                                 Contract maintenance charge                    12,524
                                                                                                         --------------
                                                                                                               335,372
                                                                                                         --------------
                                                             Net investment income                           1,829,241

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,751,226
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,523,158)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    57,309
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  21,533,997    $  19,079,671

Net increase in net assets resulting from operations                                           57,309        3,485,248

Capital shares transactions
   Net premiums                                                                             3,349,881        2,809,379
   Transfers of policy loans                                                                   11,871            7,869
   Transfers of surrenders                                                                 (2,748,092)      (3,509,154)
   Transfers of death benefits                                                                (94,357)        (476,860)
   Transfers of other terminations                                                           (684,042)        (624,610)
   Interfund and net transfers to general account                                            (586,886)         762,454
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (751,625)      (1,030,922)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (694,316)       2,454,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $  20,839,681    $  21,533,997
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       5


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430,040 shares (cost $14,408,999)       $  19,372,697       Dividend income                          $    135,929
                                                                 Capital gains distributions                    15,406
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               151,335
                                                                                                         --------------
Net Assets                                   $  19,372,697   Expenses:
                                             --------------
                                                                 Administrative expense                         23,679
                                                                 Mortality and expense risk                    227,670
                                                                 Contract maintenance charge                    19,211
                                                                                                         --------------
                                                                                                               270,560
                                                                                                         --------------
                                                             Net investment loss                              (119,225)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments           1,667,868
                                                                 Net unrealized appreciation on
                                                                  investments                                2,399,427
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  3,948,070
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  16,227,378    $  19,624,890

Net increase in net assets resulting from operations                                        3,948,070          904,893

Capital shares transactions
   Net premiums                                                                               627,208          600,189
   Transfers of policy loans                                                                   21,548           (4,333)
   Transfers of surrenders                                                                 (2,536,422)      (3,364,874)
   Transfers of death benefits                                                                (73,882)        (328,347)
   Transfers of other terminations                                                           (505,050)        (366,799)
   Interfund and net transfers to general account                                           1,663,847         (838,241)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (802,751)      (4,302,405)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                     3,145,319       (3,397,512)
                                                                                        --------------   --------------

Net assets at end of year                                                               $  19,372,697    $  16,227,378
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       6


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     621,877 shares (cost $13,865,996)       $  15,664,550       Dividend income                           $   429,057
                                                                 Capital gains distributions                   823,025
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,252,082
                                                                                                         --------------
Net Assets                                   $  15,664,550   Expenses:
                                             --------------
                                                                 Administrative expense                         10,642
                                                                 Mortality and expense risk                    201,279
                                                                 Contract maintenance charge                     4,216
                                                                                                         --------------
                                                                                                               216,137
                                                                                                         --------------
                                                             Net investment income                           1,035,945

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,692,229
                                                                 Net unrealized depreciation on
                                                                  investments                                 (776,663)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,951,511
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,507,143     $  6,875,690

Net increase in net assets resulting from operations                                        1,951,511        1,401,945

Capital shares transactions
   Net premiums                                                                             2,731,646        3,578,132
   Transfers of policy loans                                                                    4,512           (3,744)
   Transfers of surrenders                                                                   (871,106)        (501,773)
   Transfers of death benefits                                                                (16,094)          (6,150)
   Transfers of other terminations                                                           (350,682)        (219,162)
   Interfund and net transfers to general account                                             707,620          382,205
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,205,896        3,229,508
                                                                                        --------------   --------------

Total increase in net assets                                                                4,157,407        4,631,453
                                                                                        --------------   --------------

Net assets at end of year                                                               $  15,664,550    $  11,507,143
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       7


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     376,886 shares (cost $12,447,149)       $  13,552,658       Dividend income                           $    98,290
                                                                 Capital gains distributions                 1,119,459
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,217,749
                                                                                                         --------------
Net Assets                                   $  13,552,658   Expenses:
                                             --------------
                                                                 Administrative expense                         14,154
                                                                 Mortality and expense risk                    179,713
                                                                 Contract maintenance charge                     5,057
                                                                                                         --------------
                                                                                                               198,924
                                                                                                         --------------
                                                             Net investment income                           1,018,825

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,089,222
                                                                 Net unrealized depreciation on
                                                                  investments                                 (428,295)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,679,752
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,741,995    $  10,562,367

Net increase in net assets resulting from operations                                        1,679,752        1,113,199

Capital shares transactions
   Net premiums                                                                             2,073,356        2,030,645
   Transfers of policy loans                                                                      (14)           5,752
   Transfers of surrenders                                                                   (799,825)        (915,020)
   Transfers of death benefits                                                                 (3,879)         (59,053)
   Transfers of other terminations                                                           (324,812)        (313,328)
   Interfund and net transfers to general account                                            (813,915)        (682,567)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               130,911           66,429
                                                                                        --------------   --------------

Total increase in net assets                                                                1,810,663        1,179,628
                                                                                        --------------   --------------

Net assets at end of year                                                               $  13,552,658    $  11,741,995
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       8


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     203,877 shares (cost $2,837,131)        $   3,373,611       Dividend income                          $    213,660
                                                                 Capital gains distributions                   104,642
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               318,302
                                                                                                         --------------
Net Assets                                   $   3,373,611   Expenses:
                                             --------------
                                                                 Administrative expense                          4,917
                                                                 Mortality and expense risk                     45,196
                                                                 Contract maintenance charge                     3,306
                                                                                                         --------------
                                                                                                                53,419
                                                                                                         --------------
                                                             Net investment income                             264,883

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             116,459
                                                                 Net unrealized appreciation on
                                                                  investments                                   64,030
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   445,372
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,709,259     $  4,256,029

Net increase in net assets resulting from operations                                          445,372          213,972

Capital shares transactions
   Net premiums                                                                                89,917          128,245
   Transfers of policy loans                                                                   10,878           (4,047)
   Transfers of surrenders                                                                   (642,547)        (552,662)
   Transfers of death benefits                                                                (28,607)          (8,922)
   Transfers of other terminations                                                           (211,152)        (159,033)
   Interfund and net transfers to general account                                                 491         (164,323)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (781,020)        (760,742)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (335,648)        (546,770)
                                                                                        --------------   --------------

Net assets at end of year                                                               $   3,373,611     $  3,709,259
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       9


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     648,879 shares (cost $8,214,008)         $  8,235,997       Dividend income                           $   303,303
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               303,303
                                                                                                         --------------
Net Assets                                    $  8,235,997   Expenses:
                                             --------------
                                                                 Administrative expense                          9,066
                                                                 Mortality and expense risk                    101,303
                                                                 Contract maintenance charge                     3,861
                                                                                                         --------------
                                                                                                               114,230
                                                                                                         --------------
                                                             Net investment income                             189,073

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (84,776)
                                                                 Net unrealized appreciation on
                                                                  investments                                  106,906
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    211,203
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  7,301,026     $  7,493,318

Net increase in net assets resulting from operations                                          211,203          199,803

Capital shares transactions
   Net premiums                                                                             1,124,430          844,891
   Transfers of policy loans                                                                    4,026           (3,338)
   Transfers of surrenders                                                                   (663,987)        (816,712)
   Transfers of death benefits                                                                (17,300)         (46,267)
   Transfers of other terminations                                                           (232,685)        (263,249)
   Interfund and net transfers to general account                                             509,284         (107,420)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    723,768         (392,095)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       934,971         (192,292)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,235,997     $  7,301,026
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       10


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     229,440 shares (cost $32,207,965)       $  37,472,471       Dividend income                          $  1,305,875
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,305,875
                                                                                                         --------------
Net Assets                                   $  37,472,471   Expenses:
                                             --------------
                                                                 Administrative expense                         34,667
                                                                 Mortality and expense risk                    560,353
                                                                 Contract maintenance charge                    20,057
                                                                                                         --------------
                                                                                                               615,077
                                                                                                         --------------
                                                             Net investment income                             690,798

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           2,069,509
                                                                 Net unrealized depreciation on
                                                                  investments                               (1,321,238)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,439,069
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  38,168,761     $ 30,237,864

Net increase in net assets resulting from operations                                        1,439,069        4,508,090

Capital shares transactions
   Net premiums                                                                             5,209,856        7,852,534
   Transfers of policy loans                                                                   (5,388)             287
   Transfers of surrenders                                                                 (4,339,500)      (3,087,451)
   Transfers of death benefits                                                               (187,903)        (318,090)
   Transfers of other terminations                                                         (1,072,168)        (832,018)
   Interfund and net transfers to general account                                          (1,740,256)        (192,455)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,135,359)       3,422,807
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (696,290)       7,930,897
                                                                                        --------------   --------------

Net assets at end of year                                                               $  37,472,471    $  38,168,761
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       11


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,318,599 shares (cost $38,002,875)      $ 36,545,523       Dividend income                          $    300,713
                                                                 Capital gains distributions                 8,842,460
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             9,143,173
                                                                                                         --------------
Net Assets                                    $ 36,545,523   Expenses:
                                             --------------
                                                                 Administrative expense                         35,912
                                                                 Mortality and expense risk                    478,020
                                                                 Contract maintenance charge                    18,361
                                                                                                         --------------
                                                                                                               532,293
                                                                                                         --------------
                                                             Net investment income                           8,610,880

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,569,019
                                                                 Net unrealized depreciation on
                                                                  investments                               (7,031,568)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   5,148,331
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  34,707,617    $  29,711,825

Net increase in net assets resulting from operations                                        5,148,331        3,125,063

Capital shares transactions
   Net premiums                                                                             3,902,343        6,054,526
   Transfers of policy loans                                                                   (5,415)          (4,425)
   Transfers of surrenders                                                                 (3,178,370)      (2,940,079)
   Transfers of death benefits                                                               (196,703)         (78,675)
   Transfers of other terminations                                                           (816,954)        (716,296)
   Interfund and net transfers to general account                                          (3,015,326)        (444,322)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (3,310,425)       1,870,729
                                                                                        --------------   --------------

Total increase in net assets                                                                1,837,906        4,995,792
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 36,545,523    $  34,707,617
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       12


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     127,462 shares (cost $1,549,772)         $  1,973,554       Dividend income                           $    82,036
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                82,036
                                                                                                         --------------
Net Assets                                    $  1,973,554   Expenses:
                                             --------------
                                                                 Administrative expense                          2,731
                                                                 Mortality and expense risk                     24,784
                                                                 Contract maintenance charge                     2,069
                                                                                                         --------------
                                                                                                                29,584
                                                                                                         --------------
                                                             Net investment income                              52,452

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              70,751
                                                                 Net unrealized appreciation on
                                                                  investments                                  182,036
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   305,239
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,982,332     $  2,472,510

Net increase in net assets resulting from operations                                          305,239          116,032

Capital shares transactions
   Net premiums                                                                               124,102           56,724
   Transfers of policy loans                                                                      211            1,436
   Transfers of surrenders                                                                   (353,486)        (453,888)
   Transfers of death benefits                                                                 (3,655)         (26,745)
   Transfers of other terminations                                                            (78,712)         (98,807)
   Interfund and net transfers to general account                                              (2,477)         (84,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (314,017)        (606,210)
                                                                                        --------------   --------------

Total decrease in net assets                                                                   (8,778)        (490,178)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,973,554     $  1,982,332
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       13


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     355,727 shares (cost $5,149,525)         $  5,600,880       Dividend income                          $    173,680
                                                                 Capital gains distributions                   202,661
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               376,341
                                                                                                         --------------
Net Assets                                    $  5,600,880   Expenses:
                                             --------------
                                                                 Administrative expense                          5,741
                                                                 Mortality and expense risk                     74,929
                                                                 Contract maintenance charge                     2,154
                                                                                                         --------------
                                                                                                                82,824
                                                                                                         --------------
                                                             Net investment income                             293,517

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             265,628
                                                                 Net unrealized depreciation on
                                                                  investments                                 (165,899)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   393,246
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,186,380     $  4,240,580

Net increase in net assets resulting from operations                                          393,246          458,764

Capital shares transactions
   Net premiums                                                                               981,297          651,182
   Transfers of policy loans                                                                    3,413            3,656
   Transfers of surrenders                                                                   (858,346)        (266,055)
   Transfers of death benefits                                                                (41,927)         (89,098)
   Transfers of other terminations                                                           (198,500)        (207,322)
   Interfund and net transfers to general account                                             135,317          394,673
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                21,254          487,036
                                                                                        --------------   --------------

Total increase in net assets                                                                  414,500          945,800
                                                                                        --------------   --------------

Net assets at end of year                                                                $  5,600,880     $  5,186,380
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       14


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     294,394 shares (cost $3,880,667)         $  4,995,965       Dividend income                           $    92,919
                                                                 Capital gains distributions                   221,409
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               314,328
                                                                                                         --------------
Net Assets                                    $  4,995,965   Expenses:
                                             --------------
                                                                 Administrative expense                          6,931
                                                                 Mortality and expense risk                     69,998
                                                                 Contract maintenance charge                     4,709
                                                                                                         --------------
                                                                                                                81,638
                                                                                                         --------------
                                                             Net investment income                             232,690

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             227,454
                                                                 Net unrealized appreciation on
                                                                  investments                                   61,871
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    522,015
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,359,635     $  5,679,533

Net increase in net assets resulting from operations                                          522,015          612,903

Capital shares transactions
   Net premiums                                                                               134,224          241,901
   Transfers of policy loans                                                                    1,884            1,786
   Transfers of surrenders                                                                   (666,499)        (807,187)
   Transfers of death benefits                                                                (15,952)        (286,248)
   Transfers of other terminations                                                           (173,563)        (145,438)
   Interfund and net transfers to general account                                            (165,779)          62,385
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (885,685)        (932,801)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (363,670)        (319,898)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,995,965     $  5,359,635
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       15


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     135,184 shares (cost $2,226,150)         $  3,021,779       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  3,021,779   Expenses:
                                             --------------
                                                                 Administrative expense                          4,137
                                                                 Mortality and expense risk                     38,809
                                                                 Contract maintenance charge                     3,136
                                                                                                         --------------
                                                                                                                46,082
                                                                                                         --------------
                                                             Net investment loss                               (46,082)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (5,624)
                                                                 Net unrealized appreciation on
                                                                  investments                                  527,222
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    475,516
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,714,338     $  3,163,766

Net increase in net assets resulting from operations                                          475,516           96,747

Capital shares transactions
   Net premiums                                                                                65,647           46,277
   Transfers of policy loans                                                                    6,954           (2,314)
   Transfers of surrenders                                                                   (398,530)        (312,876)
   Transfers of death benefits                                                                (31,016)         (27,921)
   Transfers of other terminations                                                            (75,465)         (88,256)
   Interfund and net transfers to general account                                             264,335         (161,085)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (168,075)        (546,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       307,441         (449,428)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  3,021,779     $  2,714,338
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       16


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,340 shares (cost $391,612)             $   370,267       Dividend income                          $      6,115
                                                                 Capital gains distributions                   158,833
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               164,948
                                                                                                         --------------
Net Assets                                     $   370,267   Expenses:
                                             --------------
                                                                 Administrative expense                            171
                                                                 Mortality and expense risk                     14,334
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                14,505
                                                                                                         --------------
                                                             Net investment income                             150,443

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (16,308)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (29,445)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    104,690
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    180,357     $    131,147

Net increase in net assets resulting from operations                                          104,690           24,963

Capital shares transactions
   Net premiums                                                                               251,812           68,102
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,261)          (6,148)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (22,228)          (3,198)
   Interfund and net transfers to general account                                            (142,103)         (34,509)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                85,220           24,247
                                                                                        --------------   --------------

Total increase in net assets                                                                  189,910           49,210
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   370,267     $    180,357
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       17


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     399,197 shares (cost $2,810,036)        $   2,926,118       Dividend income                           $    56,792
                                                                 Capital gains distributions                   138,274
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               195,066
                                                                                                         --------------
Net Assets                                   $   2,926,118   Expenses:
                                             --------------
                                                                 Administrative expense                          2,044
                                                                 Mortality and expense risk                     40,781
                                                                 Contract maintenance charge                       769
                                                                                                         --------------
                                                                                                                43,594
                                                                                                         --------------
                                                             Net investment income                             151,472

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              73,652
                                                                 Net unrealized depreciation on
                                                                  investments                                 (132,197)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    92,927
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,721,274     $  2,280,885

Net increase in net assets resulting from operations                                           92,927          191,205

Capital shares transactions
   Net premiums                                                                               391,617          524,527
   Transfers of policy loans                                                                      187             (932)
   Transfers of surrenders                                                                   (223,185)        (142,175)
   Transfers of death benefits                                                                (13,668)         (47,342)
   Transfers of other terminations                                                            (86,817)         (95,531)
   Interfund and net transfers to general account                                              43,783           10,637
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               111,917          249,184
                                                                                        --------------   --------------

Total increase in net assets                                                                  204,844          440,389
                                                                                        --------------   --------------

Net assets at end of year                                                               $   2,926,118     $  2,721,274
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       18


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     522,380 shares (cost $7,054,304)         $  8,347,632       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,347,632   Expenses:
                                             --------------
                                                                 Administrative expense                          4,052
                                                                 Mortality and expense risk                     65,296
                                                                 Contract maintenance charge                     1,993
                                                                                                         --------------
                                                                                                                71,341
                                                                                                         --------------
                                                             Net investment loss                               (71,341)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             847,373
                                                                 Net unrealized appreciation on
                                                                  investments                                  617,319
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,393,351
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,790,968     $  2,250,330

Net increase in net assets resulting from operations                                        1,393,351          348,300

Capital shares transactions
   Net premiums                                                                               918,861          400,279
   Transfers of policy loans                                                                    4,789            2,545
   Transfers of surrenders                                                                   (364,429)        (153,452)
   Transfers of death benefits                                                                (27,567)         (21,249)
   Transfers of other terminations                                                           (207,165)         (73,022)
   Interfund and net transfers to general account                                           3,838,824           37,237
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             4,163,313          192,338
                                                                                        --------------   --------------

Total increase in net assets                                                                5,556,664          540,638
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,347,632     $  2,790,968
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       19


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,721,957 shares (cost $15,799,687)      $ 20,396,600       Dividend income                          $    114,704
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               114,704
                                                                                                         --------------
Net Assets                                    $ 20,396,600   Expenses:
                                             --------------
                                                                 Administrative expense                         11,874
                                                                 Mortality and expense risk                    310,545
                                                                 Contract maintenance charge                     3,343
                                                                                                         --------------
                                                                                                               325,762
                                                                                                         --------------
                                                             Net investment loss                              (211,058)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,346,996
                                                                 Net unrealized depreciation on
                                                                  investments                                 (225,943)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,909,995
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  19,319,478    $  14,670,145

Net increase in net assets resulting from operations                                        2,909,995        3,558,605

Capital shares transactions
   Net premiums                                                                             1,289,904        3,526,587
   Transfers of policy loans                                                                    1,664           (4,723)
   Transfers of surrenders                                                                 (1,787,293)        (470,604)
   Transfers of death benefits                                                               (241,643)         (53,708)
   Transfers of other terminations                                                           (671,900)        (497,192)
   Interfund and net transfers to general account                                            (423,605)      (1,409,632)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,832,873)       1,090,728
                                                                                        --------------   --------------

Total increase in net assets                                                                1,077,122        4,649,333
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,396,600    $  19,319,478
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       20


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,729,285 shares (cost $21,892,026)      $ 20,368,762       Dividend income                           $   329,396
                                                                 Capital gains distributions                 1,822,512
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,151,908
                                                                                                         --------------
Net Assets                                    $ 20,368,762   Expenses:
                                             --------------
                                                                 Administrative expense                         15,528
                                                                 Mortality and expense risk                    341,321
                                                                 Contract maintenance charge                     4,393
                                                                                                         --------------
                                                                                                               361,242
                                                                                                         --------------
                                                             Net investment income                           1,790,666

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             359,619
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,610,942)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                 $  (1,460,657)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  22,186,291    $  15,891,584

Net (decrease) increase in net assets resulting from operations                            (1,460,657)       3,033,401

Capital shares transactions
   Net premiums                                                                             2,685,251        5,255,755
   Transfers of policy loans                                                                    6,777           (7,865)
   Transfers of surrenders                                                                 (1,709,344)      (1,012,525)
   Transfers of death benefits                                                               (122,384)        (111,336)
   Transfers of other terminations                                                           (643,749)        (571,702)
   Interfund and net transfers to general account                                            (573,423)        (291,021)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (356,872)       3,261,306
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,817,529)       6,294,707
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,368,762    $  22,186,291
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       21


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     236,331 shares (cost $1,731,250)         $  1,998,046       Dividend income                           $    37,749
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                37,749
                                                                                                         --------------
Net Assets                                    $  1,998,046   Expenses:
                                             --------------
                                                                 Administrative expense                          2,776
                                                                 Mortality and expense risk                     31,205
                                                                 Contract maintenance charge                     1,304
                                                                                                         --------------
                                                                                                                35,285
                                                                                                         --------------
                                                             Net investment income                               2,464

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             183,736
                                                                 Net unrealized depreciation on
                                                                  investments                                 (213,899)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (27,699)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,183,446     $  1,976,669

Net (decrease) increase in net assets resulting from operations                               (27,699)         285,363

Capital shares transactions
   Net premiums                                                                               194,727          256,251
   Transfers of policy loans                                                                    2,116           (7,429)
   Transfers of surrenders                                                                   (287,129)        (126,280)
   Transfers of death benefits                                                                      -           (5,262)
   Transfers of other terminations                                                            (63,255)         (50,936)
   Interfund and net transfers to general account                                              (4,160)        (144,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (157,701)         (78,586)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (185,400)         206,777
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,998,046     $  2,183,446
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       22


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     720,515 shares (cost $7,305,744)         $  7,601,435       Dividend income                           $   278,234
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               278,234
                                                                                                         --------------
Net Assets                                    $  7,601,435   Expenses:
                                             --------------
                                                                 Administrative expense                          1,283
                                                                 Mortality and expense risk                     92,209
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                93,492
                                                                                                         --------------
                                                             Net investment income                             184,742

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              21,484
                                                                 Net unrealized appreciation on
                                                                  investments                                  310,846
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    517,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,238,722      $    77,284

Net increase in net assets resulting from operations                                          517,072           12,354

Capital shares transactions
   Net premiums                                                                             2,518,485        3,774,877
   Transfers of policy loans                                                                   (1,295)            (391)
   Transfers of surrenders                                                                    (56,091)         (20,060)
   Transfers of death benefits                                                                (13,300)            (624)
   Transfers of other terminations                                                           (129,963)         (38,136)
   Interfund and net transfers to general account                                             527,805          433,418
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,845,641        4,149,084
                                                                                        --------------   --------------

Total increase in net assets                                                                3,362,713        4,161,438
                                                                                        --------------   --------------

Net assets at end of year                                                                $  7,601,435     $  4,238,722
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       23


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     62,289 shares (cost $803,559)            $    799,171       Dividend income                           $     4,092
                                                                 Capital gains distributions                     1,008
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,100
                                                                                                         --------------
Net Assets                                    $    799,171   Expenses:
                                             --------------
                                                                 Administrative expense                             72
                                                                 Mortality and expense risk                     15,852
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,924
                                                                                                         --------------
                                                             Net investment loss                               (10,824)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              34,539
                                                                 Net unrealized depreciation on
                                                                  investments                                  (68,219)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (44,504)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   743,780     $    113,823

Net (decrease) increase in net assets resulting from operations                               (44,504)          71,782

Capital shares transactions
   Net premiums                                                                               253,410          586,696
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (8,012)              (7)
   Transfers of death benefits                                                                 (1,197)               -
   Transfers of other terminations                                                            (39,511)          (2,658)
   Interfund and net transfers to general account                                            (104,795)         (25,856)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                99,895          558,175
                                                                                        --------------   --------------

Total increase in net assets                                                                   55,391          629,957
                                                                                        --------------   --------------

Net assets at end of year                                                                $    799,171      $   743,780
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       24


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     28,400 shares (cost $394,542)             $   367,775       Dividend income                           $     2,015
                                                                 Capital gains distributions                     3,945
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,960
                                                                                                         --------------
Net Assets                                     $   367,775   Expenses:
                                             --------------
                                                                 Administrative expense                             55
                                                                 Mortality and expense risk                      7,316
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,371
                                                                                                         --------------
                                                             Net investment loss                                (1,411)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              17,145
                                                                 Net unrealized depreciation on
                                                                  investments                                  (41,308)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (25,574)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   267,706      $    40,885

Net (decrease) increase in net assets resulting from operations                               (25,574)          21,932

Capital shares transactions
   Net premiums                                                                               239,496           93,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,787)             (69)
   Transfers of death benefits                                                                 (1,156)               -
   Transfers of other terminations                                                             (2,065)          (1,922)
   Interfund and net transfers to general account                                            (102,845)         113,019
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               125,643          204,889
                                                                                        --------------   --------------

Total increase in net assets                                                                  100,069          226,821
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   367,775      $   267,706
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       25


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,343 shares (cost $595,008)            $    619,200       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    619,200   Expenses:
                                             --------------
                                                                 Administrative expense                             45
                                                                 Mortality and expense risk                      4,045
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,090
                                                                                                         --------------
                                                             Net investment loss                                (4,090)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               6,758
                                                                 Net unrealized appreciation on
                                                                  investments                                   23,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    26,174
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    73,873     $    135,615

Net increase (decrease) in net assets resulting from operations                                26,174           (6,101)

Capital shares transactions
   Net premiums                                                                                28,233           30,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (51,650)            (498)
   Interfund and net transfers to general account                                             542,570          (86,004)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    519,153          (55,641)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       545,327          (61,742)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    619,200      $    73,873
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       26


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     67,964 shares (cost $965,877)            $  1,377,476       Dividend income                           $    10,058
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                10,058
                                                                                                         --------------
Net Assets                                    $  1,377,476   Expenses:
                                             --------------
                                                                 Administrative expense                          2,158
                                                                 Mortality and expense risk                     19,603
                                                                 Contract maintenance charge                     1,639
                                                                                                         --------------
                                                                                                                23,400
                                                                                                         --------------
                                                             Net investment loss                               (13,342)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             130,667
                                                                 Net unrealized appreciation on
                                                                  investments                                   48,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    165,831
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,696,625     $  1,904,433

Net increase in net assets resulting from operations                                          165,831          182,508

Capital shares transactions
   Net premiums                                                                                35,457           53,438
   Transfers of policy loans                                                                      404              142
   Transfers of surrenders                                                                   (207,869)        (114,826)
   Transfers of death benefits                                                                      -           (4,472)
   Transfers of other terminations                                                            (59,858)         (74,221)
   Interfund and net transfers to general account                                            (253,114)        (250,377)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (484,980)        (390,316)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (319,149)        (207,808)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,377,476     $  1,696,625
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       27


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Emerging Growth Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     119,483 shares (cost $1,998,815)         $  2,983,687       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  2,983,687   Expenses:
                                             --------------
                                                                 Administrative expense                          4,525
                                                                 Mortality and expense risk                     40,888
                                                                 Contract maintenance charge                     4,170
                                                                                                         --------------
                                                                                                                49,583
                                                                                                         --------------
                                                             Net investment loss                               (49,583)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             211,928
                                                                 Net unrealized appreciation on
                                                                  investments                                  382,756
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    545,101
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,331,261    $   3,658,112

Net increase in net assets resulting from operations                                          545,101          206,984

Capital shares transactions
   Net premiums                                                                                65,333          140,513
   Transfers of policy loans                                                                     (995)             127
   Transfers of surrenders                                                                   (516,380)        (436,631)
   Transfers of death benefits                                                                 (3,087)          (5,480)
   Transfers of other terminations                                                           (109,959)         (75,214)
   Interfund and net transfers to general account                                            (327,587)        (157,150)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (892,675)        (533,835)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (347,574)        (326,851)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,983,687    $   3,331,261
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       28


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,330 shares (cost $637,536)            $    877,160       Dividend income                           $     7,707
                                                                 Capital gains distributions                     8,173
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,880
                                                                                                         --------------
Net Assets                                    $    877,160   Expenses:
                                             --------------
                                                                 Administrative expense                          1,278
                                                                 Mortality and expense risk                     12,354
                                                                 Contract maintenance charge                       633
                                                                                                         --------------
                                                                                                                14,265
                                                                                                         --------------
                                                             Net investment income                               1,615

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              63,207
                                                                 Net unrealized appreciation on
                                                                  investments                                   16,706
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    81,528
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,002,513      $   983,202

Net increase in net assets resulting from operations                                           81,528          107,171

Capital shares transactions
   Net premiums                                                                                27,975           29,661
   Transfers of policy loans                                                                      (18)             828
   Transfers of surrenders                                                                   (154,338)         (55,648)
   Transfers of death benefits                                                                 (1,256)         (13,980)
   Transfers of other terminations                                                            (36,463)         (43,373)
   Interfund and net transfers to general account                                             (42,781)          (5,348)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (206,881)         (87,860)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (125,353)          19,311
                                                                                        --------------   --------------

Net assets at end of year                                                                $    877,160    $   1,002,513
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       29


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     174,664 shares (cost $2,458,449)         $  2,897,525       Dividend income                            $        -
                                                                 Capital gains distributions                   236,500
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               236,500
                                                                                                         --------------
Net Assets                                    $  2,897,525   Expenses:
                                             --------------
                                                                 Administrative expense                          4,399
                                                                 Mortality and expense risk                     42,171
                                                                 Contract maintenance charge                     2,791
                                                                                                         --------------
                                                                                                                49,361
                                                                                                         --------------
                                                             Net investment income                             187,139

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             237,606
                                                                 Net unrealized depreciation on
                                                                  investments                                 (373,646)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    51,099
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,301,036     $  3,468,006

Net increase in net assets resulting from operations                                           51,099          365,987

Capital shares transactions
   Net premiums                                                                               131,545          134,696
   Transfers of policy loans                                                                    1,476           (1,008)
   Transfers of surrenders                                                                   (229,065)        (279,814)
   Transfers of death benefits                                                                      -          (13,411)
   Transfers of other terminations                                                            (91,172)         (42,156)
   Interfund and net transfers to general account                                            (267,394)        (331,264)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (454,610)        (532,957)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (403,511)        (166,970)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,897,525     $  3,301,036
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       30


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     309,887 shares (cost $8,557,334)         $  8,648,953       Dividend income                          $    109,954
                                                                 Capital gains distributions                   606,334
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               716,288
                                                                                                         --------------
Net Assets                                    $  8,648,953   Expenses:
                                             --------------
                                                                 Administrative expense                          9,018
                                                                 Mortality and expense risk                    119,953
                                                                 Contract maintenance charge                     3,858
                                                                                                         --------------
                                                                                                               132,829
                                                                                                         --------------
                                                             Net investment income                             583,459

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             553,533
                                                                 Net unrealized depreciation on
                                                                  investments                                 (997,017)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    139,975
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  8,238,862     $  7,029,244

Net increase in net assets resulting from operations                                          139,975        1,081,974

Capital shares transactions
   Net premiums                                                                               486,760          795,807
   Transfers of policy loans                                                                   (1,403)            (936)
   Transfers of surrenders                                                                   (688,483)        (460,942)
   Transfers of death benefits                                                               (215,027)         (37,963)
   Transfers of other terminations                                                           (253,488)        (225,921)
   Interfund and net transfers to general account                                             941,757           57,599
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               270,116          127,644
                                                                                        --------------   --------------

Total increase in net assets                                                                  410,091        1,209,618
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,648,953     $  8,238,862
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       31


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,003,810 shares (cost $21,278,831)     $  18,972,002       Dividend income                           $    86,573
                                                                 Capital gains distributions                 2,544,995
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,631,568
                                                                                                         --------------
Net Assets                                   $  18,972,002   Expenses:
                                             --------------
                                                                 Administrative expense                         16,432
                                                                 Mortality and expense risk                    291,068
                                                                 Contract maintenance charge                     5,006
                                                                                                         --------------
                                                                                                               312,506
                                                                                                         --------------
                                                             Net investment income                           2,319,062

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             976,046
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,327,978)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (32,870)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $ 20,205,528    $  17,624,110

Net (decrease) increase in net assets resulting from operations                               (32,870)       2,025,394

Capital shares transactions
   Net premiums                                                                             1,832,795        4,740,288
   Transfers of policy loans                                                                     (803)          (5,204)
   Transfers of surrenders                                                                 (1,261,490)        (944,166)
   Transfers of death benefits                                                               (113,630)         (70,912)
   Transfers of other terminations                                                           (513,212)        (429,984)
   Interfund and net transfers to general account                                          (1,144,316)      (2,733,998)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,200,656)         556,024
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,233,526)       2,581,418
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,972,002     $ 20,205,528
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       32


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,684,688 shares (cost $20,393,054)     $  18,245,167       Dividend income                          $    161,448
                                                                 Capital gains distributions                 2,160,103
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,321,551
                                                                                                         --------------
Net Assets                                   $  18,245,167   Expenses:
                                             --------------
                                                                 Administrative expense                          7,294
                                                                 Mortality and expense risk                    231,323
                                                                 Contract maintenance charge                     1,464
                                                                                                         --------------
                                                                                                               240,081
                                                                                                         --------------
                                                             Net investment income                           2,081,470

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             578,710
                                                                 Net unrealized depreciation on
                                                                  investments                               (2,419,132)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,048
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,995,450    $   1,794,133

Net increase in net assets resulting from operations                                          241,048        1,651,041

Capital shares transactions
   Net premiums                                                                             6,081,428        7,237,848
   Transfers of policy loans                                                                   (5,862)             417
   Transfers of surrenders                                                                   (352,463)        (575,722)
   Transfers of death benefits                                                                (43,197)         (26,206)
   Transfers of other terminations                                                           (371,257)        (129,071)
   Interfund and net transfers to general account                                             700,020        2,043,010
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             6,008,669        8,550,276
                                                                                        --------------   --------------

Total increase in net assets                                                                6,249,717       10,201,317
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,245,167    $  11,995,450
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       33


Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     338,635 shares (cost $13,460,961)       $  16,684,566       Dividend income                           $    52,334
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                52,334
                                                                                                         --------------
Net Assets                                   $  16,684,566   Expenses:
                                             --------------
                                                                 Administrative expense                          7,327
                                                                 Mortality and expense risk                    231,872
                                                                 Contract maintenance charge                     1,507
                                                                                                         --------------
                                                                                                               240,706
                                                                                                         --------------
                                                             Net investment loss                              (188,372)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             804,114
                                                                 Net unrealized appreciation on
                                                                  investments                                1,859,274
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,475,016
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   13,115,819    $  8,175,898

Net increase in net assets resulting from operations                                        2,475,016          545,877

Capital shares transactions
   Net premiums                                                                             3,080,973        4,866,292
   Transfers of policy loans                                                                     (781)          (1,284)
   Transfers of surrenders                                                                   (878,962)        (197,071)
   Transfers of death benefits                                                               (160,415)         (13,102)
   Transfers of other terminations                                                           (418,492)        (274,966)
   Interfund and net transfers to general account                                            (528,592)          14,175
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,093,731        4,394,044
                                                                                        --------------   --------------

Total increase in net assets                                                                3,568,747        4,939,921
                                                                                        --------------   --------------

Net assets at end of year                                                               $  16,684,566    $   13,115,819
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       34


Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     497,179 shares (cost $10,395,364)       $  11,743,356       Dividend income                          $    453,641
                                                                 Capital gains distributions                   775,566
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,229,207
                                                                                                         --------------
Net Assets                                   $  11,743,356   Expenses:
                                             --------------
                                                                 Administrative expense                          7,435
                                                                 Mortality and expense risk                    137,782
                                                                 Contract maintenance charge                     2,162
                                                                                                         --------------
                                                                                                               147,379
                                                                                                         --------------
                                                             Net investment income                           1,081,828

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             331,835
                                                                 Net unrealized appreciation on
                                                                  investments                                1,042,384
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,456,047
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   7,711,018     $  5,892,219

Net increase in net assets resulting from operations                                        2,456,047          578,339

Capital shares transactions
   Net premiums                                                                             1,172,891        1,912,567
   Transfers of policy loans                                                                   (1,911)          (1,223)
   Transfers of surrenders                                                                   (328,693)        (234,874)
   Transfers of death benefits                                                               (103,987)          (5,820)
   Transfers of other terminations                                                           (297,232)        (157,758)
   Interfund and net transfers to general account                                           1,135,223         (272,432)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,576,291        1,240,460
                                                                                        --------------   --------------

Total increase in net assets                                                                4,032,338        1,818,799
                                                                                        --------------   --------------

Net assets at end of year                                                               $  11,743,356    $   7,711,018
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       35


Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     153,422 shares (cost $7,017,616)         $  8,498,018       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,498,018   Expenses:
                                             --------------
                                                                 Administrative expense                          5,187
                                                                 Mortality and expense risk                     73,576
                                                                 Contract maintenance charge                     2,226
                                                                                                         --------------
                                                                                                                80,989
                                                                                                         --------------
                                                             Net investment loss                               (80,989)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             824,353
                                                                 Net unrealized appreciation on
                                                                  investments                                  669,320
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,412,684
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,039,989     $  3,306,488

Net increase in net assets resulting from operations                                        1,412,684          585,407

Capital shares transactions
   Net premiums                                                                             1,175,872          730,369
   Transfers of policy loans                                                                     (112)               -
   Transfers of surrenders                                                                   (419,249)        (244,122)
   Transfers of death benefits                                                                (13,485)            (894)
   Transfers of other terminations                                                           (144,140)        (107,813)
   Interfund and net transfers to general account                                           2,446,459         (229,446)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             3,045,345          148,094
                                                                                        --------------   --------------

Total increase in net assets                                                                4,458,029          733,501
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,498,018     $  4,039,989
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       36


Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     132,776 shares (cost $3,431,499)         $  4,424,080       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  4,424,080   Expenses:
                                             --------------
                                                                 Administrative expense                          4,477
                                                                 Mortality and expense risk                     59,722
                                                                 Contract maintenance charge                     1,187
                                                                                                         --------------
                                                                                                                65,386
                                                                                                         --------------
                                                             Net investment loss                               (65,386)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             435,085
                                                                 Net unrealized appreciation on
                                                                  investments                                  266,247
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   635,946
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,086,459     $  2,904,163

Net increase in net assets resulting from operations                                          635,946          559,041

Capital shares transactions
   Net premiums                                                                               444,245          971,004
   Transfers of policy loans                                                                      842              651
   Transfers of surrenders                                                                   (251,331)         (94,633)
   Transfers of death benefits                                                                (42,735)               -
   Transfers of other terminations                                                           (147,912)         (59,753)
   Interfund and net transfers to general account                                            (301,434)        (194,014)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (298,325)         623,255
                                                                                        --------------   --------------

Total increase in net assets                                                                  337,621        1,182,296
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,424,080     $  4,086,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       37


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                     4,649
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 4,649
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                            105
                                                                 Mortality and expense risk                      3,841
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,946
                                                                                                         --------------
                                                             Net investment income                                 703

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              25,514
                                                                 Net unrealized depreciation on
                                                                  investments                                   (3,485)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    22,732
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   338,904      $   232,495

Net increase in net assets resulting from operations                                           22,732            1,551

Capital shares transactions
   Net premiums                                                                                14,058          123,811
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,609)         (10,477)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (2,459)          (3,069)
   Interfund and net transfers to general account                                            (366,626)          (5,407)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (361,636)         104,858
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (338,904)         106,409
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -      $   338,904
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       38


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,377 shares (cost $698,381)            $    713,931       Dividend income                            $        -
                                                                 Capital gains distributions                    14,425
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                14,425
                                                                                                         --------------
Net Assets                                    $    713,931   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      5,844
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,935
                                                                                                         --------------
                                                             Net investment income                               8,490

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               4,940
                                                                 Net unrealized appreciation on
                                                                  investments                                      156
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,586
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   255,320     $    123,445

Net increase in net assets resulting from operations                                           13,586            9,957

Capital shares transactions
   Net premiums                                                                                44,498          123,376
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,642)             (29)
   Transfers of death benefits                                                                   (192)               -
   Transfers of other terminations                                                             (9,255)          (2,418)
   Interfund and net transfers to general account                                             416,616              989
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               445,025          121,918
                                                                                        --------------   --------------

Total increase in net assets                                                                  458,611          131,875
                                                                                        --------------   --------------

Net assets at end of year                                                                $    713,931      $   255,320
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       39


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,443 shares (cost $556,011)             $   600,055       Dividend income                            $        -
                                                                 Capital gains distributions                    29,517
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                29,517
                                                                                                         --------------
Net Assets                                     $   600,055   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      8,120
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,211
                                                                                                         --------------
                                                             Net investment income                              21,306

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              14,154
                                                                 Net unrealized appreciation on
                                                                  investments                                    6,799
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    42,259
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    483,891      $   247,884

Net increase in net assets resulting from operations                                           42,259           28,857

Capital shares transactions
   Net premiums                                                                               116,234          229,065
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (1,599)          (5,669)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (4,085)          (4,188)
   Interfund and net transfers to general account                                             (36,645)         (12,058)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                73,905          207,150
                                                                                        --------------   --------------

Total increase in net assets                                                                  116,164          236,007
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   600,055     $    483,891
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       40


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     63,708 shares (cost $988,138)            $    961,984       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    961,984   Expenses:
                                             --------------
                                                                 Administrative expense                            124
                                                                 Mortality and expense risk                      7,637
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,761
                                                                                                         --------------
                                                             Net investment loss                                (7,761)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              27,996
                                                                 Net unrealized depreciation on
                                                                  investments                                  (58,866)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (38,631)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    289,421     $    139,987

Net (decrease) increase in net assets resulting from operations                               (38,631)          17,641

Capital shares transactions
   Net premiums                                                                               133,801           70,785
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,540)          (8,308)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (7,371)          (4,977)
   Interfund and net transfers to general account                                             592,304           74,293
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               711,194          131,793
                                                                                        --------------   --------------

Total increase in net assets                                                                  672,563          149,434
                                                                                        --------------   --------------

Net assets at end of year                                                                $    961,984     $    289,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       41


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     255,977 shares (cost $5,828,500)         $  6,135,773       Dividend income                          $    108,651
                                                                 Capital gains distributions                   281,613
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               390,264
                                                                                                         --------------
Net Assets                                    $  6,135,773   Expenses:
                                             --------------
                                                                 Administrative expense                          1,597
                                                                 Mortality and expense risk                     67,972
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                69,569
                                                                                                         --------------
                                                             Net investment income                             320,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             577,917
                                                                 Net unrealized depreciation on
                                                                  investments                                 (133,819)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   764,793
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,339,663     $  2,971,253

Net increase in net assets resulting from operations                                          764,793          748,082

Capital shares transactions
   Net premiums                                                                             1,188,676        1,076,859
   Transfers of policy loans                                                                   (1,724)               -
   Transfers of surrenders                                                                   (118,852)        (196,698)
   Transfers of death benefits                                                                (47,594)         (12,099)
   Transfers of other terminations                                                           (148,393)        (108,112)
   Interfund and net transfers to general account                                             159,204         (139,622)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,031,317          620,328
                                                                                        --------------   --------------

Total increase in net assets                                                                1,796,110        1,368,410
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,135,773     $  4,339,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       42


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,667 shares (cost $1,311,458)         $   1,001,234       Dividend income                           $    21,865
                                                                 Capital gains distributions                    82,542
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               104,407
                                                                                                         --------------
Net Assets                                   $   1,001,234   Expenses:
                                             --------------
                                                                 Administrative expense                            996
                                                                 Mortality and expense risk                     17,872
                                                                 Contract maintenance charge                       232
                                                                                                         --------------
                                                                                                                19,100
                                                                                                         --------------
                                                             Net investment income                              85,307

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              45,259
                                                                 Net unrealized depreciation on
                                                                  investments                                 (454,644)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (324,078)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,147,269     $    723,185

Net (decrease) increase in net assets resulting from operations                              (324,078)         135,603

Capital shares transactions
   Net premiums                                                                               141,359          344,978
   Transfers of policy loans                                                                      308              282
   Transfers of surrenders                                                                    (63,566)        (114,437)
   Transfers of death benefits                                                                      -          (10,950)
   Transfers of other terminations                                                            (44,190)         (29,962)
   Interfund and net transfers to general account                                             144,132           98,570
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               178,043          288,481
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (146,035)         424,084
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,001,234    $   1,147,269
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       43


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     66,894 shares (cost $1,371,247)          $  1,609,472       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  1,609,472   Expenses:
                                             --------------
                                                                 Administrative expense                          1,641
                                                                 Mortality and expense risk                     28,617
                                                                 Contract maintenance charge                       224
                                                                                                         --------------
                                                                                                                30,482
                                                                                                         --------------
                                                             Net investment loss                               (30,482)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             253,047
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,570
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,135
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,414,611     $  2,239,972

Net increase in net assets resulting from operations                                          241,135          107,470

Capital shares transactions
   Net premiums                                                                               171,820          980,841
   Transfers of policy loans                                                                      643              201
   Transfers of surrenders                                                                    (65,320)         (51,806)
   Transfers of death benefits                                                                (20,134)         (10,763)
   Transfers of other terminations                                                            (73,515)         (88,895)
   Interfund and net transfers to general account                                          (2,059,768)         237,591
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,046,274)       1,067,169
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,805,139)       1,174,639
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,609,472    $   3,414,611
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       44


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     20,498 shares (cost $275,181)             $   258,682       Dividend income                            $      894
                                                                 Capital gains distributions                    15,023
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,917
                                                                                                         --------------
Net Assets                                     $   258,682   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      2,803
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,803
                                                                                                         --------------
                                                             Net investment income                              13,114

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 740
                                                                 Net unrealized depreciation on
                                                                  investments                                  (16,499)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (2,645)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                           (2,645)               -

Capital shares transactions
   Net premiums                                                                               246,440                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (102)               -
   Interfund and net transfers to general account                                              14,989                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               261,327                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  258,682                -
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   258,682       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       45


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,646 shares (cost $414,938)            $    317,227       Dividend income                           $    20,062
                                                                 Capital gains distributions                    48,027
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                68,089
                                                                                                         --------------
Net Assets                                    $    317,227   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      4,586
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,586
                                                                                                         --------------
                                                             Net investment income                              63,503

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (2,326)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (97,711)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (36,534)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (36,534)               -

Capital shares transactions
   Net premiums                                                                               356,320                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (5,868)               -
   Interfund and net transfers to general account                                               3,309                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               353,761                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  317,227                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    317,227       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       46


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,874 shares (cost $566,992)            $    594,141       Dividend income                           $     2,337
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,337
                                                                                                         --------------
Net Assets                                    $    594,141   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                      9,502
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 9,508
                                                                                                         --------------
                                                             Net investment loss                                (7,171)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              30,937
                                                                 Net unrealized appreciation on
                                                                  investments                                   20,467
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    44,233
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    100,464       $        -

Net increase in net assets resulting from operations                                           44,233            8,330

Capital shares transactions
   Net premiums                                                                               249,819           36,498
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (14,014)            (631)
   Interfund and net transfers to general account                                             213,639           56,267
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               449,444           92,134
                                                                                        --------------   --------------

Total increase in net assets                                                                  493,677          100,464
                                                                                        --------------   --------------

Net assets at end of year                                                                $    594,141     $    100,464
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       47


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,319 shares (cost $241,891)            $    235,811       Dividend income                           $       116
                                                                 Capital gains distributions                     3,488
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 3,604
                                                                                                         --------------
Net Assets                                    $    235,811   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      5,245
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,253
                                                                                                         --------------
                                                             Net investment loss                                (1,649)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               5,586
                                                                 Net unrealized depreciation on
                                                                  investments                                   (6,079)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (2,142)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net (decrease) increase in net assets resulting from operations                                (2,142)               3

Capital shares transactions
   Net premiums                                                                                45,121                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (17,365)               -
   Interfund and net transfers to general account                                             210,197               (4)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    237,953               (3)
                                                                                        --------------   --------------

Total increase in net assets                                                                  235,811                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    235,811       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       48


Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                          -
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                     -
                                                                                                         --------------
                                                             Net investment income                                   -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $        -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -      $     2,307

Net increase in net assets resulting from operations                                                -               98

Capital shares transactions
   Net premiums                                                                                     -                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                  -                -
   Interfund and net transfers to general account                                                   -           (2,405)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                                     -           (2,405)
                                                                                        --------------   --------------

Total decrease in net assets                                                                        -           (2,307)
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       49


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     602,199 shares (cost $6,935,350)         $  6,732,587       Dividend income                           $   467,989
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               467,989
                                                                                                         --------------
Net Assets                                    $  6,732,587   Expenses:
                                             --------------
                                                                 Administrative expense                          1,593
                                                                 Mortality and expense risk                    104,437
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                               106,030
                                                                                                         --------------
                                                             Net investment income                             361,959

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments           (157,422)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (242,174)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (37,637)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  6,330,747     $  3,847,233

Net (decrease) increase in net assets resulting from operations                               (37,637)         140,100

Capital shares transactions
   Net premiums                                                                             1,125,063        2,650,459
   Transfers of policy loans                                                                    1,948           (2,709)
   Transfers of surrenders                                                                   (827,332)        (215,730)
   Transfers of death benefits                                                                (88,288)         (18,979)
   Transfers of other terminations                                                           (191,564)        (175,811)
   Interfund and net transfers to general account                                             419,650          106,184
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               439,477        2,343,414
                                                                                        --------------   --------------

Total increase in net assets                                                                  401,840        2,483,514
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,732,587     $  6,330,747
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       50


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75,380 shares (cost $1,275,911)         $   1,210,599       Dividend income                            $      107
                                                                 Capital gains distributions                    57,664
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,771
                                                                                                         --------------
Net Assets                                   $   1,210,599   Expenses:
                                             --------------
                                                                 Administrative expense                            560
                                                                 Mortality and expense risk                     22,178
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                22,738
                                                                                                         --------------
                                                             Net investment income                              35,033

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              49,371
                                                                 Net unrealized depreciation on
                                                                  investments                                 (164,356)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (79,952)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,364,533     $  1,046,207

Net (decrease) increase in net assets resulting from operations                               (79,952)         138,378

Capital shares transactions
   Net premiums                                                                                88,407          228,430
   Transfers of policy loans                                                                      524           (1,416)
   Transfers of surrenders                                                                    (56,220)         (19,480)
   Transfers of death benefits                                                                 (1,175)          (3,770)
   Transfers of other terminations                                                            (34,025)         (34,013)
   Interfund and net transfers to general account                                             (71,493)          10,197
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (73,982)         179,948
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (153,934)         318,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,210,599     $  1,364,533
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       51


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     176,730 shares (cost $1,810,043)         $  1,777,904       Dividend income                           $    24,913
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                24,913
                                                                                                         --------------
Net Assets                                    $  1,777,904   Expenses:
                                             --------------
                                                                 Administrative expense                            654
                                                                 Mortality and expense risk                     19,445
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,099
                                                                                                         --------------
                                                             Net investment income                               4,814

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              88,279
                                                                 Net unrealized depreciation on
                                                                  investments                                 (121,890)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (28,797)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   668,932      $   378,434

Net (decrease) increase in net assets resulting from operations                               (28,797)          91,058

Capital shares transactions
   Net premiums                                                                               185,281          147,457
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                    (66,647)          (3,561)
   Transfers of death benefits                                                                (15,081)               -
   Transfers of other terminations                                                            (44,197)         (19,611)
   Interfund and net transfers to general account                                           1,078,413           75,155
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,137,769          199,440
                                                                                        --------------   --------------

Total increase in net assets                                                                1,108,972          290,498
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,777,904      $   668,932
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       52


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,005 shares (cost $177,262)            $    217,537       Dividend income                            $      148
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   148
                                                                                                         --------------
Net Assets                                    $    217,537   Expenses:
                                             --------------
                                                                 Administrative expense                             58
                                                                 Mortality and expense risk                      2,667
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,725
                                                                                                         --------------
                                                             Net investment loss                                (2,577)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (1,995)
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,640
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    14,068
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    121,670      $   330,607

Net increase in net assets resulting from operations                                           14,068           30,238

Capital shares transactions
   Net premiums                                                                                53,959           26,216
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -              (29)
   Transfers of death benefits                                                                 (1,495)               -
   Transfers of other terminations                                                             (1,649)          (1,507)
   Interfund and net transfers to general account                                              30,984         (263,855)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     81,799         (239,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                        95,867         (208,937)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    217,537     $    121,670
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       53


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,483,977 shares (cost $1,483,977)       $  1,483,977       Dividend income                          $    138,778
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               138,778
                                                                                                         --------------
Net Assets                                    $  1,483,977   Expenses:
                                             --------------
                                                                 Administrative expense                            103
                                                                 Mortality and expense risk                     60,942
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                61,045
                                                                                                         --------------
                                                             Net investment income                              77,733

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    77,733
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,658,965     $    302,179

Net increase in net assets resulting from operations                                           77,733           14,835

Capital shares transactions
   Net premiums                                                                            10,080,721        8,289,627
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,300)         (65,971)
   Transfers of death benefits                                                               (929,950)               -
   Transfers of other terminations                                                            (24,423)         (39,361)
   Interfund and net transfers to general account                                          (9,376,769)      (6,842,344)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (252,721)       1,341,951
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (174,988)       1,356,786
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,483,977     $  1,658,965
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       54


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,538 shares (cost $1,353,327)         $   1,246,814       Dividend income                          $     57,511
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,511
                                                                                                         --------------
Net Assets                                   $   1,246,814   Expenses:
                                             --------------
                                                                 Administrative expense                            451
                                                                 Mortality and expense risk                     15,814
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                16,265
                                                                                                         --------------
                                                             Net investment income                              41,246

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (95,159)
                                                                 Net unrealized appreciation on
                                                                  investments                                   43,956
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (9,957)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,084,903      $   625,625

Net decrease in net assets resulting from operations                                           (9,957)         (91,257)

Capital shares transactions
   Net premiums                                                                               137,252          287,020
   Transfers of policy loans                                                                     (574)               -
   Transfers of surrenders                                                                    (18,348)         (12,235)
   Transfers of death benefits                                                                (10,235)              30
   Transfers of other terminations                                                            (30,211)         (27,557)
   Interfund and net transfers to general account                                              93,984          303,277
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               171,868          550,535
                                                                                        --------------   --------------

Total increase in net assets                                                                  161,911          459,278
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,246,814     $  1,084,903
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       55


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     71,504 shares (cost $1,431,848)         $   1,214,853       Dividend income                           $    39,004
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                39,004
                                                                                                         --------------
Net Assets                                   $   1,214,853   Expenses:
                                             --------------
                                                                 Administrative expense                            477
                                                                 Mortality and expense risk                     15,375
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,852
                                                                                                         --------------
                                                             Net investment income                              23,152

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (87,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (104,103)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (168,234)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,218,459      $   930,436

Net decrease in net assets resulting from operations                                         (168,234)         (18,257)

Capital shares transactions
   Net premiums                                                                                97,859          318,347
   Transfers of policy loans                                                                     (547)               -
   Transfers of surrenders                                                                    (24,368)         (12,882)
   Transfers of death benefits                                                                (12,848)              51
   Transfers of other terminations                                                            (31,763)         (31,948)
   Interfund and net transfers to general account                                             136,295           32,712
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               164,628          306,280
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                        (3,606)         288,023
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,214,853    $   1,218,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       56


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     32,908 shares (cost $723,899)             $   644,345       Dividend income                           $    30,965
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                30,965
                                                                                                         --------------
Net Assets                                     $   644,345   Expenses:
                                             --------------
                                                                 Administrative expense                            278
                                                                 Mortality and expense risk                      7,959
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,237
                                                                                                         --------------
                                                             Net investment income                              22,728

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 756
                                                                 Net unrealized depreciation on
                                                                  investments                                  (65,912)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (42,428)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    551,726      $   493,205

Net (decrease) increase in net assets resulting from operations                               (42,428)          17,464

Capital shares transactions
   Net premiums                                                                                34,522          180,744
   Transfers of policy loans                                                                      (43)               -
   Transfers of surrenders                                                                    (18,561)         (10,792)
   Transfers of death benefits                                                                (10,046)              13
   Transfers of other terminations                                                            (18,312)         (11,993)
   Interfund and net transfers to general account                                             147,487         (116,915)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               135,047           41,057
                                                                                        --------------   --------------

Total increase in net assets                                                                   92,619           58,521
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   644,345     $    551,726
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       57


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,272 shares (cost $2,121,083)         $  2,303,664       Dividend income                            $        -
                                                                 Capital gains distributions                   172,022
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               172,022
                                                                                                         --------------
Net Assets                                    $  2,303,664   Expenses:
                                             --------------
                                                                 Administrative expense                            857
                                                                 Mortality and expense risk                     28,721
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                29,578
                                                                                                         --------------
                                                             Net investment income                             142,444

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              73,936
                                                                 Net unrealized appreciation on
                                                                  investments                                  173,831
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    390,211
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,947,239     $    140,761

Net increase in net assets resulting from operations                                          390,211           91,782

Capital shares transactions
   Net premiums                                                                                75,234          599,493
   Transfers of policy loans                                                                   (2,900)               -
   Transfers of surrenders                                                                    (11,783)         (18,784)
   Transfers of death benefits                                                                 (7,187)               -
   Transfers of other terminations                                                            (54,122)         (28,359)
   Interfund and net transfers to general account                                             (33,028)       1,162,346
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (33,786)       1,714,696
                                                                                        --------------   --------------

Total increase in net assets                                                                  356,425        1,806,478
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,303,664     $  1,947,239
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       58


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond Advantage
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,622 shares (cost $160,980)            $    166,732       Dividend income                           $     7,856
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 7,856
                                                                                                         --------------
Net Assets                                    $    166,732   Expenses:
                                             --------------
                                                                 Administrative expense                             34
                                                                 Mortality and expense risk                      3,250
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,284
                                                                                                         --------------
                                                             Net investment income                               4,572

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              68,231
                                                                 Net unrealized appreciation on
                                                                  investments                                    7,219
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    80,022
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    39,663      $    40,972

Net increase (decrease) in net assets resulting from operations                                80,022           (2,124)

Capital shares transactions
   Net premiums                                                                                54,796           23,845
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                   (371,864)          (3,945)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,868)          (1,380)
   Interfund and net transfers to general account                                             365,983          (17,705)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                47,047              815
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       127,069           (1,309)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    166,732      $    39,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       59


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,590 shares (cost $109,541)              $    92,271       Dividend income                          $      1,018
                                                                 Capital gains distributions                    10,849
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                11,867
                                                                                                         --------------
Net Assets                                     $    92,271   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      8,200
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,208
                                                                                                         --------------
                                                             Net investment income                               3,659

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,529)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (17,300)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (16,170)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    123,294       $        -

Net decrease in net assets resulting from operations                                          (16,170)          (3,280)

Capital shares transactions
   Net premiums                                                                                44,060              624
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                               (833,878)               -
   Transfers of other terminations                                                                 (3)              (5)
   Interfund and net transfers to general account                                             774,968          125,955
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (14,853)         126,574
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (31,023)         123,294
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    92,271     $    123,294
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       60


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,089 shares (cost $65,243)               $    62,621       Dividend income                            $      236
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   236
                                                                                                         --------------
Net Assets                                     $    62,621   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     12,221
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                12,227
                                                                                                         --------------
                                                             Net investment loss                               (11,991)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             369,907
                                                                 Net unrealized appreciation on
                                                                  investments                                   31,266
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    389,182
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    117,882       $        -

Net increase in net assets resulting from operations                                          389,182          410,144

Capital shares transactions
   Net premiums                                                                               (17,837)             461
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                 (5)              (4)
   Interfund and net transfers to general account                                            (426,601)        (292,719)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (444,443)        (292,262)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (55,261)         117,882
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    62,621     $    117,882
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       61


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,236 shares (cost $96,419)               $    81,498       Dividend income                            $      847
                                                                 Capital gains distributions                     9,055
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 9,902
                                                                                                         --------------
Net Assets                                     $    81,498   Expenses:
                                             --------------
                                                                 Administrative expense                              2
                                                                 Mortality and expense risk                      4,393
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,395
                                                                                                         --------------
                                                             Net investment income                               5,507

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments           (193,598)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (15,984)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (204,075)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    18,607       $        -

Net (decrease) increase in net assets resulting from operations                              (204,075)           3,018

Capital shares transactions
   Net premiums                                                                                88,688              642
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (843)              (4)
   Interfund and net transfers to general account                                             179,121           14,951
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               266,966           15,589
                                                                                        --------------   --------------

Total increase in net assets                                                                   62,891           18,607
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    81,498      $    18,607
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       62


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     52,101 shares (cost $1,557,329)          $  1,499,992       Dividend income                           $    74,865
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                74,865
                                                                                                         --------------
Net Assets                                    $  1,499,992   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     76,198
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                76,204
                                                                                                         --------------
                                                             Net investment loss                                (1,339)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments           (670,347)
                                                                 Net unrealized appreciation on
                                                                  investments                                  123,815
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (547,871)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,811,981       $        -

Net decrease in net assets resulting from operations                                         (547,871)        (331,454)

Capital shares transactions
   Net premiums                                                                                 3,392           99,942
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                             (1,315,205)               -
   Transfers of other terminations                                                            (35,403)              (3)
   Interfund and net transfers to general account                                            (416,902)       4,043,496
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,764,118)       4,143,435
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (2,311,989)       3,811,981
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,499,992    $   3,811,981
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       63


Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     46,968 shares (cost $1,401,253)          $  1,359,264       Dividend income                           $    70,842
                                                                 Capital gains distributions                    10,047
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                80,889
                                                                                                         --------------
Net Assets                                    $  1,359,264   Expenses:
                                             --------------
                                                                 Administrative expense                             15
                                                                 Mortality and expense risk                     20,319
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,334
                                                                                                         --------------
                                                             Net investment income                              60,555

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (7,184)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (39,388)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,983
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   340,470       $        -

Net increase in net assets resulting from operations                                           13,983              436

Capital shares transactions
   Net premiums                                                                                 7,764                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (800)          (3,700)
   Interfund and net transfers to general account                                             997,847          343,733
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,004,811          340,034
                                                                                        --------------   --------------

Total increase in net assets                                                                1,018,794          340,470
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,359,264      $   340,470
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       64


Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     27,264 shares (cost $2,241,646)          $  2,480,188       Dividend income                           $     1,577
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,577
                                                                                                         --------------
Net Assets                                    $  2,480,188   Expenses:
                                             --------------
                                                                 Administrative expense                             18
                                                                 Mortality and expense risk                     31,847
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                31,865
                                                                                                         --------------
                                                             Net investment loss                               (30,288)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             300,858
                                                                 Net unrealized appreciation on
                                                                  investments                                  207,201
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    477,771
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    576,421       $        -

Net increase in net assets resulting from operations                                          477,771           56,138

Capital shares transactions
   Net premiums                                                                                37,473            8,541
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,724)               -
   Interfund and net transfers to general account                                           1,390,247          511,742
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,425,996          520,283
                                                                                        --------------   --------------

Total increase in net assets                                                                1,903,767          576,421
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,480,188     $    576,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       65


Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     272 shares (cost $9,221)                  $     6,601       Dividend income                            $      324
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   324
                                                                                                         --------------
Net Assets                                     $     6,601   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                        181
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                   181
                                                                                                         --------------
                                                             Net investment income                                 143

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,718)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (2,620)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (5,195)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $     5,728       $        -

Net (decrease) increase in net assets resulting from operations                                (5,195)              59

Capital shares transactions
   Net premiums                                                                                 9,513               (5)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (400)               -
   Interfund and net transfers to general account                                              (3,045)           5,674
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                 6,068            5,669
                                                                                        --------------   --------------

Total increase in net assets                                                                      873            5,728
                                                                                        --------------   --------------

Net assets at end of year                                                                 $     6,601      $     5,728
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       66


Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,438 shares (cost $527,320)             $   539,535       Dividend income                            $      341
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   341
                                                                                                         --------------
Net Assets                                     $   539,535   Expenses:
                                             --------------
                                                                 Administrative expense                              3
                                                                 Mortality and expense risk                      2,995
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,998
                                                                                                         --------------
                                                             Net investment loss                                (2,657)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               1,689
                                                                 Net unrealized appreciation on
                                                                  investments                                   12,450
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $     11,482
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    25,826       $        -

Net increase in net assets resulting from operations                                           11,482              917

Capital shares transactions
   Net premiums                                                                                24,360                3
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,339)            (221)
   Interfund and net transfers to general account                                             479,206           25,127
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               502,227           24,909
                                                                                        --------------   --------------

Total increase in net assets                                                                  513,709           25,826
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   539,535      $    25,826
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       67


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,332 shares (cost $55,849)              $     58,119       Dividend income                          $      1,221
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,221
                                                                                                         --------------
Net Assets                                    $     58,119   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      1,776
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 1,776
                                                                                                         --------------
                                                             Net investment loss                                  (555)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (13,619)
                                                                 Net unrealized appreciation on
                                                                  investments                                    2,271
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (11,903)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (11,903)          (4,297)

Capital shares transactions
   Net premiums                                                                                32,480              (81)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                (82)              (6)
   Interfund and net transfers to general account                                              37,624            4,384
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                70,022            4,297
                                                                                        --------------   --------------

Total increase in net assets                                                                   58,119                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $     58,119       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       68


Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,681 shares (cost $37,277)               $    34,638       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    34,638   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                         664
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    668
                                                                                                          --------------
                                                             Net investment loss                                   (668)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (6,138)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,583)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (9,389)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net decrease in net assets resulting from operations                                             (9,389)         (1,419)

Capital shares transactions
   Net premiums                                                                                  33,742             (23)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (130)             (3)
   Interfund and net transfers to general account                                                 9,010           2,850
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  42,622           2,824
                                                                                         ---------------  --------------

Total increase in net assets                                                                     33,233           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    34,638     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       69


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,619 shares (cost $209,569)              $   204,524       Dividend income                             $      432
                                                                 Capital gains distributions                        951
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,383
                                                                                                          --------------
Net Assets                                     $   204,524   Expenses:
                                             --------------
                                                                 Administrative expense                              30
                                                                 Mortality and expense risk                       2,817
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,847
                                                                                                          --------------
                                                             Net investment loss                                 (1,464)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                8,718
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,898)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,356
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    429,651      $        -

Net increase in net assets resulting from operations                                              1,356           5,503

Capital shares transactions
   Net premiums                                                                                 164,240          14,989
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,767)           (975)
   Interfund and net transfers to general account                                              (387,956)        410,134
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (226,483)        424,148
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (225,127)        429,651
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   204,524    $    429,651
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       70


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     228 shares (cost $8,170)                  $     8,087       Dividend income                             $       24
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     24
                                                                                                          --------------
Net Assets                                     $     8,087   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         131
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    131
                                                                                                          --------------
                                                             Net investment loss                                   (107)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (17)
                                                                 Net unrealized depreciation on
                                                                  investments                                       (82)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (206)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (206)              2

Capital shares transactions
   Net premiums                                                                                   1,670               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (164)              -
   Interfund and net transfers to general account                                                 6,787              (2)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                        8,293              (2)
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,087               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,087      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       71


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     104 shares (cost $3,380)                  $     3,046       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     3,046   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                          93
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     97
                                                                                                          --------------
                                                             Net investment loss                                    (97)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (63)
                                                                 Net unrealized depreciation on
                                                                  investments                                      (363)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (523)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net (decrease) increase in net assets resulting from operations                                    (523)            424

Capital shares transactions
   Net premiums                                                                                   2,071             (11)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (77)            (21)
   Interfund and net transfers to general account                                                   170           1,013
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   2,164             981
                                                                                         ---------------  --------------

Total increase in net assets                                                                      1,641           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     3,046     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       72


Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     383 shares (cost $14,266)                 $    14,782       Dividend income                             $       34
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     34
                                                                                                          --------------
Net Assets                                     $    14,782   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,182
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,182
                                                                                                          --------------
                                                             Net investment loss                                 (1,148)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                3,774
                                                                 Net unrealized appreciation on
                                                                  investments                                        92
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,718
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    89,881      $        -

Net increase in net assets resulting from operations                                              2,718           2,508

Capital shares transactions
   Net premiums                                                                                  77,403          54,442
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,387)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (484)           (128)
   Interfund and net transfers to general account                                               (89,349)         33,059
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (77,817)         87,373
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (75,099)         89,881
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,782     $    89,881
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       73


Midland National Life Insurance Company
Separate Account C
ProFunds Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,906 shares (cost $1,225,689)         $   1,190,766       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,190,766   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         330
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    330
                                                                                                          --------------
                                                             Net investment loss                                   (330)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                  (9)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (34,923)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (35,262)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (35,262)              -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                             1,226,028               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,226,028               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,190,766               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,190,766      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       74


Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,288 shares (cost $115,887)             $    116,830       Dividend income                            $     7,252
                                                                 Capital gains distributions                      2,956
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,208
                                                                                                          --------------
Net Assets                                    $    116,830   Expenses:
                                             --------------
                                                                 Administrative expense                              14
                                                                 Mortality and expense risk                       3,819
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,833
                                                                                                          --------------
                                                             Net investment income                                6,375

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,703
                                                                 Net unrealized depreciation on
                                                                  investments                                      (208)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    20,870
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    77,028      $        -

Net increase in net assets resulting from operations                                             20,870           1,521

Capital shares transactions
   Net premiums                                                                                  49,969           5,275
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,272)           (311)
   Interfund and net transfers to general account                                               (27,765)         70,543
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  18,932          75,507
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,802          77,028
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    116,830     $    77,028
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       75


Midland National Life Insurance Company
Separate Account C
ProFunds Falling US Dollar
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       76


Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,287 shares (cost $646,588)             $   559,738       Dividend income                            $     5,798
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,798
                                                                                                          --------------
Net Assets                                     $   559,738   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                       8,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,579
                                                                                                          --------------
                                                             Net investment loss                                 (2,781)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (11,088)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (89,121)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (102,990)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    75,657      $        -

Net (decrease) increase in net assets resulting from operations                                (102,990)          2,099

Capital shares transactions
   Net premiums                                                                                  32,416               1
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (396)            (21)
   Interfund and net transfers to general account                                               555,051          73,578
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 587,071          73,558
                                                                                         ---------------  --------------

Total increase in net assets                                                                    484,081          75,657
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   559,738     $    75,657
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       77


Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     35,133 shares (cost $1,094,759)         $   1,103,880       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,103,880   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      15,976
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 15,976
                                                                                                          --------------
                                                             Net investment loss                                (15,976)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                4,433
                                                                 Net unrealized appreciation on
                                                                  investments                                     8,326
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (3,217)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    74,635      $        -

Net (decrease) increase in net assets resulting from operations                                  (3,217)            861

Capital shares transactions
   Net premiums                                                                                  11,817              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,220)              -
   Interfund and net transfers to general account                                             1,021,865          73,777
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,032,462          73,774
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,029,245          74,635
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,103,880     $    74,635
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       78


Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     910 shares (cost $38,689)                 $    38,054       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    38,054   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         557
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    557
                                                                                                          --------------
                                                             Net investment loss                                   (557)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  496
                                                                 Net unrealized depreciation on
                                                                  investments                                      (635)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (696)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                               (696)            (74)

Capital shares transactions
   Net premiums                                                                                  36,755               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (60)            (21)
   Interfund and net transfers to general account                                                 2,055              95
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  38,750              74
                                                                                         ---------------  --------------

Total increase in net assets                                                                     38,054               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    38,054      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       79


Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       80


Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,484 shares (cost $186,925)             $    186,420       Dividend income                           $      1,511
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,511
                                                                                                          --------------
Net Assets                                    $    186,420   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       3,458
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,458
                                                                                                          --------------
                                                             Net investment loss                                 (1,947)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  402
                                                                 Net unrealized depreciation on
                                                                  investments                                      (505)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,050)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                  (2,050)            379

Capital shares transactions
   Net premiums                                                                                 184,676             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (38)            (26)
   Interfund and net transfers to general account                                                 3,832            (337)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      188,470            (379)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    186,420               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    186,420      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       81


Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,782 shares (cost $192,556)             $    188,086       Dividend income                            $    36,642
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 36,642
                                                                                                          --------------
Net Assets                                    $    188,086   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       7,173
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,173
                                                                                                          --------------
                                                             Net investment income                               29,469

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (8,340)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,443)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    13,686
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    165,495      $        -

Net increase (decrease) in net assets resulting from operations                                  13,686         (13,445)

Capital shares transactions
   Net premiums                                                                                   4,035              17
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (427)            (64)
   Interfund and net transfers to general account                                                 5,297         178,987
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,905         178,940
                                                                                         ---------------  --------------

Total increase in net assets                                                                     22,591         165,495
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    188,086    $    165,495
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       82


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,278 shares (cost $513,238)            $    514,296       Dividend income                             $        -
                                                                 Capital gains distributions                      6,933
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,933
                                                                                                          --------------
Net Assets                                    $    514,296   Expenses:
                                             --------------
                                                                 Administrative expense                             144
                                                                 Mortality and expense risk                       9,358
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,502
                                                                                                          --------------
                                                             Net investment loss                                 (2,569)

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized losses on investments             (18,769)
                                                                 Net unrealized appreciation on
                                                                  investments                                       989
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (20,349)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    30,738      $        -

Net (decrease) increase in net assets resulting from operations                                 (20,349)            915

Capital shares transactions
   Net premiums                                                                                 229,089         249,781
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (18,768)            (25)
   Interfund and net transfers to general account                                               293,586        (219,933)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 503,907          29,823
                                                                                         ---------------  --------------

Total increase in net assets                                                                    483,558          30,738
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    514,296     $    30,738
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       83


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,342 shares (cost $97,031)               $    87,644       Dividend income                             $      825
                                                                 Capital gains distributions                      7,290
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,115
                                                                                                          --------------
Net Assets                                     $    87,644   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,691
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,691
                                                                                                          --------------
                                                             Net investment income                                5,424

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (1,672)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,747)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,995)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    292,871      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,995)          1,153

Capital shares transactions
   Net premiums                                                                                  43,040              (8)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,081)           (955)
   Interfund and net transfers to general account                                              (237,191)        292,681
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (199,232)        291,718
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (205,227)        292,871
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    87,644    $    292,871
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       84


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       85


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     21,403 shares (cost $753,953)            $    752,104       Dividend income                             $        -
                                                                 Capital gains distributions                     16,589
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 16,589
                                                                                                          --------------
Net Assets                                    $    752,104   Expenses:
                                             --------------
                                                                 Administrative expense                              96
                                                                 Mortality and expense risk                       6,406
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,502
                                                                                                          --------------
                                                             Net investment income                               10,087

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,026)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,185)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,124)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    22,439      $        -

Net (decrease) increase in net assets resulting from operations                                 (18,124)          1,062

Capital shares transactions
   Net premiums                                                                                   9,396          21,488
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (6,538)           (210)
   Interfund and net transfers to general account                                               744,931              99
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 747,789          21,377
                                                                                         ---------------  --------------

Total increase in net assets                                                                    729,665          22,439
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    752,104     $    22,439
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       86


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,858 shares (cost $272,924)              $   247,603       Dividend income                            $     2,670
                                                                 Capital gains distributions                     14,443
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 17,113
                                                                                                          --------------
Net Assets                                     $   247,603   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       6,782
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,789
                                                                                                          --------------
                                                             Net investment income                               10,324

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,343)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (21,896)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,915)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (37,915)          2,060

Capital shares transactions
   Net premiums                                                                                  60,990          37,204
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,657)           (602)
   Interfund and net transfers to general account                                               203,006             517
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 246,339          37,119
                                                                                         ---------------  --------------

Total increase in net assets                                                                    208,424          39,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   247,603     $    39,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       87


Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,092,204 shares (cost $12,092,204)    $  12,092,204       Dividend income                            $   407,903
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                407,903
                                                                                                          --------------
Net Assets                                   $  12,092,204   Expenses:
                                             --------------
                                                                 Administrative expense                             629
                                                                 Mortality and expense risk                     232,343
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                232,972
                                                                                                          --------------
                                                             Net investment income                              174,931

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    174,931
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  1,002,360      $        -

Net increase in net assets resulting from operations                                            174,931           5,467

Capital shares transactions
   Net premiums                                                                              27,705,396       3,825,663
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                     (219,170)         (2,015)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                             (119,810)           (923)
   Interfund and net transfers to general account                                           (16,451,503)     (2,825,832)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              10,914,913         996,893
                                                                                         ---------------  --------------

Total increase in net assets                                                                 11,089,844       1,002,360
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  12,092,204    $  1,002,360
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       88


Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,349 shares (cost $2,036,371)          $  2,224,050       Dividend income                             $        -
                                                                 Capital gains distributions                     27,383
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 27,383
                                                                                                          --------------
Net Assets                                    $  2,224,050   Expenses:
                                             --------------
                                                                 Administrative expense                              24
                                                                 Mortality and expense risk                      21,660
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,684
                                                                                                          --------------
                                                             Net investment income                                5,699

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               34,339
                                                                 Net unrealized appreciation on
                                                                  investments                                   188,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    228,190
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,387      $        -

Net increase (decrease) in net assets resulting from operations                                 228,190            (329)

Capital shares transactions
   Net premiums                                                                                 561,202             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,088)              -
   Interfund and net transfers to general account                                             1,381,359          56,732
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,939,473          56,716
                                                                                         ---------------  --------------

Total increase in net assets                                                                  2,167,663          56,387
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,224,050     $    56,387
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       89


Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,151 shares (cost $149,030)             $    151,767       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $    151,767   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,783
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,798
                                                                                                          --------------
                                                             Net investment loss                                 (6,798)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (15,509)
                                                                 Net unrealized appreciation on
                                                                  investments                                     3,167
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (19,140)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    58,096      $        -

Net decrease in net assets resulting from operations                                            (19,140)         (1,190)

Capital shares transactions
   Net premiums                                                                                 122,906             (17)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,017)           (273)
   Interfund and net transfers to general account                                                (6,078)         59,576
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 112,811          59,286
                                                                                         ---------------  --------------

Total increase in net assets                                                                     93,671          58,096
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    151,767     $    58,096
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       90


Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     552 shares (cost $14,139)                 $    14,064       Dividend income                             $      244
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    244
                                                                                                          --------------
Net Assets                                     $    14,064   Expenses:
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                         275
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    285
                                                                                                          --------------
                                                             Net investment loss                                    (41)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,809
                                                                 Net unrealized depreciation on
                                                                  investments                                        (8)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,760
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     2,437      $        -

Net increase (decrease) in net assets resulting from operations                                   1,760            (168)

Capital shares transactions
   Net premiums                                                                                  10,362              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (15)              -
   Interfund and net transfers to general account                                                  (480)          2,606
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   9,867           2,605
                                                                                         ---------------  --------------

Total increase in net assets                                                                     11,627           2,437
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,064     $     2,437
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       91


Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     18,395 shares (cost $914,841)             $   953,254       Dividend income                            $     9,297
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,297
                                                                                                          --------------
Net Assets                                     $   953,254   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      11,054
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 11,054
                                                                                                          --------------
                                                             Net investment loss                                 (1,757)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               11,528
                                                                 Net unrealized appreciation on
                                                                  investments                                    38,791
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,562
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,464      $        -

Net increase in net assets resulting from operations                                             48,562          91,043

Capital shares transactions
   Net premiums                                                                                 154,306            (156)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,000)              -
   Interfund and net transfers to general account                                               695,922         (34,423)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      848,228         (34,579)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    896,790          56,464
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   953,254     $    56,464
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       92


Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,876 shares (cost $192,572)             $    142,186       Dividend income                            $     2,527
                                                                 Capital gains distributions                      7,803
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,330
                                                                                                          --------------
Net Assets                                    $    142,186   Expenses:
                                             --------------
                                                                 Administrative expense                               9
                                                                 Mortality and expense risk                       7,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,585
                                                                                                          --------------
                                                             Net investment income                                2,745

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (36,395)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (49,339)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (82,989)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    139,592      $        -

Net decrease in net assets resulting from operations                                            (82,989)           (602)

Capital shares transactions
   Net premiums                                                                                 200,525          54,446
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,350)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (867)            (65)
   Interfund and net transfers to general account                                               (48,725)         85,813
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  85,583         140,194
                                                                                         ---------------  --------------

Total increase in net assets                                                                      2,594         139,592
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    142,186    $    139,592
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       93


Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,266 shares (cost $62,647)               $    60,495       Dividend income                            $    26,300
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 26,300
                                                                                                          --------------
Net Assets                                     $    60,495   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,778
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,778
                                                                                                          --------------
                                                             Net investment income                               21,522

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (67,971)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,497)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (48,946)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    20,989      $        -

Net decrease in net assets resulting from operations                                            (48,946)         (3,401)

Capital shares transactions
   Net premiums                                                                                  15,539             (36)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                 (438,372)              -
   Transfers of other terminations                                                               (1,006)           (279)
   Interfund and net transfers to general account                                               512,291          24,705
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  88,452          24,390
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,506          20,989
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,495     $    20,989
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       94


Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75 shares (cost $1,650)                   $     1,633       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     1,633   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         228
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    228
                                                                                                          --------------
                                                             Net investment loss                                   (228)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                2,882
                                                                 Net unrealized appreciation on
                                                                  investments                                       366
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,020
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    44,681      $        -

Net increase in net assets resulting from operations                                              3,020           1,411

Capital shares transactions
   Net premiums                                                                                   1,679              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (104)              -
   Interfund and net transfers to general account                                               (47,643)         43,271
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (46,068)         43,270
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (43,048)         44,681
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     1,633     $    44,681
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       95


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           1
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      1
                                                                                                          --------------
                                                             Net investment loss                                     (1)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $       (1)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                      (1)             57

Capital shares transactions
   Net premiums                                                                                       1              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -             (56)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                            1             (57)
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       96


Midland National Life Insurance Company
Separate Account C
ProFunds-Short Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       97


Midland National Life Insurance Company
Separate Account C
ProFunds-Short International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       98


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $      603
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    603
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         143
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    143
                                                                                                          --------------
                                                             Net investment income                                  460

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                1,046
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,506
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,506             (82)

Capital shares transactions
   Net premiums                                                                                       3              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                (1,509)             85
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (1,506)             82
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       99


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     11,350 shares (cost $157,980)            $    160,943       Dividend income                            $     2,804
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,804
                                                                                                          --------------
Net Assets                                    $    160,943   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,130
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,130
                                                                                                          --------------
                                                             Net investment loss                                 (1,326)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (72,448)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,963
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (70,811)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (70,811)         (6,023)

Capital shares transactions
   Net premiums                                                                                  17,900             (88)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,813)              -
   Interfund and net transfers to general account                                               216,667           6,111
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 231,754           6,023
                                                                                         ---------------  --------------

Total increase in net assets                                                                    160,943               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    160,943      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      100


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     509 shares (cost $7,037)                  $     7,560       Dividend income                            $     1,272
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,272
                                                                                                          --------------
Net Assets                                     $     7,560   Expenses:
                                             --------------
                                                                 Administrative expense                              12
                                                                 Mortality and expense risk                         909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    921
                                                                                                          --------------
                                                             Net investment income                                  351

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,195
                                                                 Net unrealized appreciation on
                                                                  investments                                       801
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     11,347
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    53,546      $        -

Net increase (decrease) in net assets resulting from operations                                  11,347          (2,368)

Capital shares transactions
   Net premiums                                                                                      23           7,480
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (64)           (218)
   Interfund and net transfers to general account                                               (57,292)         48,652
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (57,333)         55,914
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (45,986)         53,546
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     7,560     $    53,546
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      101


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     939 shares (cost $30,867)                 $    28,846       Dividend income                             $      531
                                                                 Capital gains distributions                     10,322
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,853
                                                                                                          --------------
Net Assets                                     $    28,846   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       4,233
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,240
                                                                                                          --------------
                                                             Net investment income                                6,613

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (37,880)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,921)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,188)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    861,558      $        -

Net decrease in net assets resulting from operations                                            (37,188)           (281)

Capital shares transactions
   Net premiums                                                                                      29          22,432
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,306)         (2,423)
   Interfund and net transfers to general account                                              (792,247)        841,830
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (795,524)        861,839
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (832,712)        861,558
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    28,846    $    861,558
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      102


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,938 shares (cost $145,243)             $    140,143       Dividend income                             $        -
                                                                 Capital gains distributions                    762,921
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                762,921
                                                                                                          --------------
Net Assets                                    $    140,143   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      21,897
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,897
                                                                                                          --------------
                                                             Net investment income                              741,024

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (953,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,630)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (216,889)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     3,498      $        -

Net decrease in net assets resulting from operations                                           (216,889)            (12)

Capital shares transactions
   Net premiums                                                                                  88,447         102,733
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (81,083)              -
   Interfund and net transfers to general account                                               346,170         (99,223)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 353,534           3,510
                                                                                         ---------------  --------------

Total increase in net assets                                                                    136,645           3,498
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    140,143     $     3,498
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      103


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,928 shares (cost $70,038)               $    55,558       Dividend income                             $        -
                                                                 Capital gains distributions                      9,305
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,305
                                                                                                          --------------
Net Assets                                     $    55,558   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       6,434
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,434
                                                                                                          --------------
                                                             Net investment income                                2,871

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               72,201
                                                                 Net unrealized depreciation on
                                                                  investments                                   (15,343)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    59,729
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    107,255      $        -

Net  increase in net assets resulting from operations                                            59,729           2,025

Capital shares transactions
   Net premiums                                                                                  40,823          18,951
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,776)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,625)           (414)
   Interfund and net transfers to general account                                               (95,848)         86,693
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (111,426)        105,230
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (51,697)        107,255
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    55,558    $    107,255
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      104


Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     50,637 shares (cost $808,983)             $   856,280       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $   856,280   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                      16,029
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,032
                                                                                                          --------------
                                                             Net investment loss                                (16,032)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               18,021
                                                                 Net unrealized appreciation on
                                                                  investments                                    47,375
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    49,364
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    67,807      $        -

Net increase (decrease) in net assets resulting from operations                                  49,364            (163)

Capital shares transactions
   Net premiums                                                                                  41,202               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (446)              -
   Interfund and net transfers to general account                                               698,353          67,970
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 739,109          67,970
                                                                                         ---------------  --------------

Total increase in net assets                                                                    788,473          67,807
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   856,280     $    67,807
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      105


Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,288 shares (cost $46,479)               $    44,174       Dividend income                             $      409
                                                                 Capital gains distributions                        142
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    551
                                                                                                          --------------
Net Assets                                     $    44,174   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,410
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,410
                                                                                                          --------------
                                                             Net investment loss                                   (859)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                6,748
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,322)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,567
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,344      $        -

Net increase in net assets resulting from operations                                              2,567           1,672

Capital shares transactions
   Net premiums                                                                                 104,311          54,423
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (70,106)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (451)              -
   Interfund and net transfers to general account                                               (48,491)            249
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (14,737)         54,672
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (12,170)         56,344
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    44,174     $    56,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      106


Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,889 shares (cost $59,243)               $    60,715       Dividend income                             $      832
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    832
                                                                                                          --------------
Net Assets                                     $    60,715   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         480
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    480
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                 (73)
                                                                 Net unrealized appreciation on
                                                                  investments                                     1,472
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $      1,751
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,751          (2,142)

Capital shares transactions
   Net premiums                                                                                     (44)             21
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,805)            (21)
   Interfund and net transfers to general account                                                64,813           2,142
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  58,964           2,142
                                                                                         ---------------  --------------

Total increase in net assets                                                                     60,715               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,715      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      107


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,957 shares (cost $298,353)            $    293,661       Dividend income                            $     1,692
                                                                 Capital gains distributions                     27,897
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 29,589
                                                                                                          --------------
Net Assets                                    $    293,661   Expenses:
                                             --------------
                                                                 Administrative expense                             125
                                                                 Mortality and expense risk                       9,489
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,614
                                                                                                          --------------
                                                             Net investment income                               19,975

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (48,420)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,603)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (32,048)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    137,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (32,048)          1,158

Capital shares transactions
   Net premiums                                                                                  16,021             (25)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,583)           (118)
   Interfund and net transfers to general account                                               174,092         136,164
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 188,530         136,021
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,482         137,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    293,661    $    137,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      108


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,571 shares (cost $315,663)              $   295,434       Dividend income                            $    15,024
                                                                 Capital gains distributions                    113,822
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                128,846
                                                                                                          --------------
Net Assets                                     $   295,434   Expenses:
                                             --------------
                                                                 Administrative expense                              29
                                                                 Mortality and expense risk                      37,388
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 37,417
                                                                                                          --------------
                                                             Net investment income                               91,429

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (741,877)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,879)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (660,327)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   897,937      $        -

Net decrease in net assets resulting from operations                                           (660,327)         (5,863)

Capital shares transactions
   Net premiums                                                                                  75,369           6,482
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,819)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (87,896)         (1,962)
   Interfund and net transfers to general account                                               121,170         899,280
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  57,824         903,800
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (602,503)        897,937
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   295,434     $   897,937
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      109


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,728 shares (cost $2,282,860)          $  2,200,943       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  2,200,943   Expenses:
                                             --------------
                                                                 Administrative expense                               5
                                                                 Mortality and expense risk                       9,621
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,626
                                                                                                          --------------
                                                             Net investment loss                                 (9,626)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (1,315,854)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (81,722)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $  (1,407,202)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                             2007             2006

Net assets at beginning of year                                                            $    18,224       $        -

Net decrease in net assets resulting from operations                                        (1,407,202)          (2,111)

Capital shares transactions
   Net premiums                                                                                444,500               (8)
   Transfers of policy loans                                                                         -                -
   Transfers of surrenders                                                                           -                -
   Transfers of death benefits                                                                       -                -
   Transfers of other terminations                                                             (31,828)               -
   Interfund and net transfers to general account                                            3,177,249           20,343
                                                                                         --------------   --------------

     Net increase in net assets from capital share transactions                              3,589,921           20,335
                                                                                         --------------   --------------

Total increase in net assets                                                                 2,182,719           18,224
                                                                                         --------------   --------------

Net assets at end of year                                                                 $  2,200,943      $    18,224
                                                                                         --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                      110


Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      111


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430 shares (cost $7,998)                  $     8,165       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     8,165   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           3
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      3
                                                                                                          --------------
                                                             Net investment loss                                     (3)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized appreciation on
                                                                  investments                                       168
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      165
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                165               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                 8,000               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,000               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,165               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,165      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      112


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraSmall-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,914 shares (cost $311,354)             $   299,996       Dividend income                             $      699
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    699
                                                                                                          --------------
Net Assets                                     $   299,996   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                      28,680
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 28,695
                                                                                                          --------------
                                                             Net investment loss                                (27,996)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (2,017,706)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (11,357)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $ (2,057,059)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                              (2,057,059)          1,808

Capital shares transactions
   Net premiums                                                                              14,046,335              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (455)              -
   Interfund and net transfers to general account                                           (11,688,825)         (1,807)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                    2,357,055          (1,808)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    299,996               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   299,996      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      113


Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,836 shares (cost $148,322)             $    150,868       Dividend income                           $      1,618
                                                                 Capital gains distributions                      1,302
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,920
                                                                                                          --------------
Net Assets                                    $    150,868   Expenses:
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                       8,906
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,914
                                                                                                          --------------
                                                             Net investment loss                                 (5,994)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               16,225
                                                                 Net unrealized appreciation on
                                                                  investments                                     6,380
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     16,611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   545,070      $        -

Net increase (decrease) in net assets resulting from operations                                  16,611          (2,032)

Capital shares transactions
   Net premiums                                                                                 171,795          54,454
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (69,762)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,200)           (317)
   Interfund and net transfers to general account                                              (509,646)        492,965
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (410,813)        547,102
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (394,202)        545,070
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    150,868     $   545,070
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      114


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     489,414 shares (cost $16,424,410)       $  20,156,629       Dividend income                            $    15,549
                                                                 Capital gains distributions                  1,516,913
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,532,462
                                                                                                          --------------
Net Assets                                   $  20,156,629   Expenses:
                                             --------------
                                                                 Administrative expense                           9,487
                                                                 Mortality and expense risk                     207,183
                                                                 Contract maintenance charge                      1,176
                                                                                                          --------------
                                                                                                                217,846
                                                                                                          --------------
                                                             Net investment income                            1,314,616

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments            1,902,281
                                                                 Net unrealized appreciation on
                                                                  investments                                 2,106,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  5,323,049
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  11,138,867    $  6,443,636

Net increase in net assets resulting from operations                                          5,323,049       1,693,838

Capital shares transactions
   Net premiums                                                                               3,901,888       4,359,339
   Transfers of policy loans                                                                     (4,479)            158
   Transfers of surrenders                                                                     (462,086)     (1,592,203)
   Transfers of death benefits                                                                  (58,061)        (20,232)
   Transfers of other terminations                                                             (317,957)       (189,380)
   Interfund and net transfers to general account                                               635,408         443,711
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               3,694,713       3,001,393
                                                                                         ---------------  --------------

Total increase in net assets                                                                  9,017,762       4,695,231
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  20,156,629   $  11,138,867
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      115


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     323,915 shares (cost $7,974,779)         $  8,978,925       Dividend income                            $    32,423
                                                                 Capital gains distributions                  1,280,716
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,313,139
                                                                                                          --------------
Net Assets                                    $  8,978,925   Expenses:
                                             --------------
                                                                 Administrative expense                           2,268
                                                                 Mortality and expense risk                     114,207
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                116,475
                                                                                                          --------------
                                                             Net investment income                            1,196,664

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              494,489
                                                                 Net unrealized depreciation on
                                                                  investments                                  (103,822)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,587,331
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  7,680,258   $   1,851,439

Net increase in net assets resulting from operations                                          1,587,331       1,273,757

Capital shares transactions
   Net premiums                                                                               1,168,827       1,819,185
   Transfers of policy loans                                                                     (2,039)             (2)
   Transfers of surrenders                                                                     (166,356)       (820,485)
   Transfers of death benefits                                                                  (34,102)         (1,018)
   Transfers of other terminations                                                             (210,175)        (84,026)
   Interfund and net transfers to general account                                            (1,044,819)      3,641,408
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (288,664)      4,555,062
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,298,667       5,828,819
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  8,978,925    $  7,680,258
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      116


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     39,161 shares (cost $444,938)             $   474,634       Dividend income                            $    20,342
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 20,342
                                                                                                          --------------
Net Assets                                     $   474,634   Expenses:
                                             --------------
                                                                 Administrative expense                             146
                                                                 Mortality and expense risk                       7,102
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,248
                                                                                                          --------------
                                                             Net investment income                               13,094

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               12,704
                                                                 Net unrealized appreciation on
                                                                  investments                                    22,206
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,004
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   362,344     $   269,269

Net increase in net assets resulting from operations                                             48,004           8,337

Capital shares transactions
   Net premiums                                                                                 107,495          89,370
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (4,429)         (4,023)
   Transfers of death benefits                                                                   (2,539)              -
   Transfers of other terminations                                                              (24,426)         (3,787)
   Interfund and net transfers to general account                                               (11,815)          3,178
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  64,286          84,738
                                                                                         ---------------  --------------

Total increase in net assets                                                                    112,290          93,075
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   474,634     $   362,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      117


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     206,044 shares (cost $3,697,580)         $  3,480,080       Dividend income                            $    30,488
                                                                 Capital gains distributions                    293,725
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                324,213
                                                                                                          --------------
Net Assets                                    $  3,480,080   Expenses:
                                             --------------
                                                                 Administrative expense                           2,041
                                                                 Mortality and expense risk                      49,651
                                                                 Contract maintenance charge                        422
                                                                                                          --------------
                                                                                                                 52,114
                                                                                                          --------------
                                                             Net investment income                              272,099

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              113,007
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,715)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (103,609)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,673,648    $  1,822,059

Net (decrease) increase in net assets resulting from operations                                (103,609)        465,977

Capital shares transactions
   Net premiums                                                                               1,704,438         926,705
   Transfers of policy loans                                                                         (3)             (2)
   Transfers of surrenders                                                                     (108,036)        (22,137)
   Transfers of death benefits                                                                  (32,799)       (100,907)
   Transfers of other terminations                                                              (65,200)        (44,227)
   Interfund and net transfers to general account                                              (588,359)       (373,820)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 910,041         385,612
                                                                                         ---------------  --------------

Total increase in net assets                                                                    806,432         851,589
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,480,080    $  2,673,648
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      118


Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,826 shares (cost $650,971)             $   672,799       Dividend income                             $        -
                                                                 Capital gains distributions                     11,932
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,932
                                                                                                          --------------
Net Assets                                     $   672,799   Expenses:
                                             --------------
                                                                 Administrative expense                             166
                                                                 Mortality and expense risk                       8,478
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,644
                                                                                                          --------------
                                                             Net investment income                                3,288

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               47,905
                                                                 Net unrealized depreciation on
                                                                  investments                                   (20,949)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    30,244
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    501,607     $   287,883

Net increase in net assets resulting from operations                                             30,244          23,376

Capital shares transactions
   Net premiums                                                                                  42,198         228,796
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (6,946)         (2,562)
   Transfers of death benefits                                                                        -         (10,921)
   Transfers of other terminations                                                              (12,183)        (12,381)
   Interfund and net transfers to general account                                               117,879         (12,584)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 140,948         190,348
                                                                                         ---------------  --------------

Total increase in net assets                                                                    171,192         213,724
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   672,799    $    501,607
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      119


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,029,744 shares (cost $30,935,891)     $  31,782,014       Dividend income                          $   1,456,021
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,456,021
                                                                                                          --------------
Net Assets                                   $  31,782,014   Expenses:
                                             --------------
                                                                 Administrative expense                          10,836
                                                                 Mortality and expense risk                     440,900
                                                                 Contract maintenance charge                      1,077
                                                                                                          --------------
                                                                                                                452,813
                                                                                                          --------------
                                                             Net investment income                            1,003,208

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (186,452)
                                                                 Net unrealized appreciation on
                                                                  investments                                 1,310,518
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  2,127,274
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  25,087,201   $  14,845,904

Net increase in net assets resulting from operations                                          2,127,274         504,885

Capital shares transactions
   Net premiums                                                                               5,400,536      10,078,754
   Transfers of policy loans                                                                      3,135          (3,638)
   Transfers of surrenders                                                                   (1,817,898)       (488,132)
   Transfers of death benefits                                                                 (322,782)        (35,475)
   Transfers of other terminations                                                             (811,369)       (538,382)
   Interfund and net transfers to general account                                             2,115,917         723,285
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               4,567,539       9,736,412
                                                                                         ---------------  --------------

Total increase in net assets                                                                  6,694,813      10,241,297
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  31,782,014   $  25,087,201
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      120


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     124,634 shares (cost $1,262,950)         $  1,283,734       Dividend income                            $    49,128
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 49,128
                                                                                                          --------------
Net Assets                                    $  1,283,734   Expenses:
                                             --------------
                                                                 Administrative expense                             265
                                                                 Mortality and expense risk                      17,485
                                                                 Contract maintenance charge                         41
                                                                                                          --------------
                                                                                                                 17,791
                                                                                                          --------------
                                                             Net investment income                               31,337

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,580
                                                                 Net unrealized appreciation on
                                                                  investments                                    28,797
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    70,714
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    758,175     $   743,875

Net increase in net assets resulting from operations                                             70,714          13,659

Capital shares transactions
   Net premiums                                                                               1,091,859         569,533
   Transfers of policy loans                                                                        632             568
   Transfers of surrenders                                                                      (85,287)       (127,885)
   Transfers of death benefits                                                                  (37,910)              -
   Transfers of other terminations                                                              (22,671)        (15,852)
   Interfund and net transfers to general account                                              (491,778)       (425,723)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 454,845             641
                                                                                         ---------------  --------------

Total increase in net assets                                                                    525,559          14,300
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,283,734    $    758,175
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      121


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     815,614 shares (cost $6,677,285)         $  6,565,689       Dividend income                            $   423,362
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                423,362
                                                                                                          --------------
Net Assets                                    $  6,565,689   Expenses:
                                             --------------
                                                                 Administrative expense                           3,174
                                                                 Mortality and expense risk                      83,006
                                                                 Contract maintenance charge                        294
                                                                                                          --------------
                                                                                                                 86,474
                                                                                                          --------------
                                                             Net investment income                              336,888

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (12,769)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (196,221)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    127,898
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  4,747,553   $   2,811,545

Net increase in net assets resulting from operations                                            127,898         288,075

Capital shares transactions
   Net premiums                                                                               1,725,488       2,261,129
   Transfers of policy loans                                                                       (285)             (4)
   Transfers of surrenders                                                                     (226,095)        (57,652)
   Transfers of death benefits                                                                  (11,830)         (5,481)
   Transfers of other terminations                                                             (160,448)       (149,492)
   Interfund and net transfers to general account                                               363,408        (400,567)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,690,238       1,647,933
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,818,136       1,936,008
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  6,565,689    $  4,747,553
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      122


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     277,956 shares (cost $3,424,450)         $  3,493,905       Dividend income                           $    146,398
                                                                 Capital gains distributions                      7,971
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                154,369
                                                                                                          --------------
Net Assets                                    $  3,493,905   Expenses:
                                             --------------
                                                                 Administrative expense                           2,181
                                                                 Mortality and expense risk                      43,335
                                                                 Contract maintenance charge                        272
                                                                                                          --------------
                                                                                                                 45,788
                                                                                                          --------------
                                                             Net investment income                              108,581

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (71,068)
                                                                 Net unrealized appreciation on
                                                                  investments                                   228,697
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    266,210
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,744,513    $  2,409,086

Net increase (decrease) in net assets resulting from operations                                 266,210         (25,070)

Capital shares transactions
   Net premiums                                                                                 248,469         730,872
   Transfers of policy loans                                                                         (4)             (2)
   Transfers of surrenders                                                                     (204,999)        (60,029)
   Transfers of death benefits                                                                  (84,997)        (96,307)
   Transfers of other terminations                                                              (96,875)        (40,700)
   Interfund and net transfers to general account                                               621,588        (173,337)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 483,182         360,497
                                                                                         ---------------  --------------

Total increase in net assets                                                                    749,392         335,427
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,493,905    $  2,744,513
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      123


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     911 shares (cost $11,024)                 $    10,693       Dividend income                             $      398
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    398
                                                                                                          --------------
Net Assets                                     $    10,693   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          46
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     46
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                      (331)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       21
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 21               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (46)              -
   Interfund and net transfers to general account                                                10,718               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  10,672               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     10,693               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    10,693      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      124


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     329,283 shares (cost $4,538,282)         $  3,526,618       Dividend income                            $    34,759
                                                                 Capital gains distributions                    367,853
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                402,612
                                                                                                          --------------
Net Assets                                    $  3,526,618   Expenses:
                                             --------------
                                                                 Administrative expense                           1,036
                                                                 Mortality and expense risk                      53,942
                                                                 Contract maintenance charge                         67
                                                                                                          --------------
                                                                                                                 55,045
                                                                                                          --------------
                                                             Net investment income                              347,567

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (49,311)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (967,095)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (668,839)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  3,021,598    $  1,330,567

Net (decrease) increase in net assets resulting from operations                                (668,839)        217,246

Capital shares transactions
   Net premiums                                                                                 983,888       1,285,936
   Transfers of policy loans                                                                       (465)            (95)
   Transfers of surrenders                                                                     (229,218)        (28,338)
   Transfers of death benefits                                                                  (25,625)        (22,971)
   Transfers of other terminations                                                             (100,461)        (51,934)
   Interfund and net transfers to general account                                               545,740         291,187
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,173,859       1,473,785
                                                                                         ---------------  --------------

Total increase in net assets                                                                    505,020       1,691,031
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,526,618    $  3,021,598
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      125


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     45,647 shares (cost $653,157)            $    571,961       Dividend income                            $    10,545
                                                                 Capital gains distributions                     54,297
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 64,842
                                                                                                          --------------
Net Assets                                    $    571,961   Expenses:
                                             --------------
                                                                 Administrative expense                              75
                                                                 Mortality and expense risk                       7,481
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,556
                                                                                                          --------------
                                                             Net investment income                               57,286

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,385
                                                                 Net unrealized depreciation on
                                                                  investments                                   (90,506)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,835)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    516,031    $    216,287

Net (decrease) increase in net assets resulting from operations                                 (18,835)         99,420

Capital shares transactions
   Net premiums                                                                                 126,605         139,774
   Transfers of policy loans                                                                         40            (497)
   Transfers of surrenders                                                                          (19)           (258)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,758)         (7,753)
   Interfund and net transfers to general account                                               (41,103)         69,058
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  74,765         200,324
                                                                                         ---------------  --------------

Total increase in net assets                                                                     55,930         299,744
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    571,961    $    516,031
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      126


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,131 shares (cost $2,496,031)         $  2,104,830       Dividend income                            $    16,893
                                                                 Capital gains distributions                    312,602
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                329,495
                                                                                                          --------------
Net Assets                                    $  2,104,830   Expenses:
                                             --------------
                                                                 Administrative expense                             211
                                                                 Mortality and expense risk                      18,612
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 18,823
                                                                                                          --------------
                                                             Net investment income                              310,672

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               42,493
                                                                 Net unrealized depreciation on
                                                                  investments                                  (378,741)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (25,576)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   670,680     $   202,882

Net (decrease) increase in net assets resulting from operations                                 (25,576)         63,877

Capital shares transactions
   Net premiums                                                                               1,048,937         364,216
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (36,484)           (130)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (32,232)         (8,572)
   Interfund and net transfers to general account                                               479,505          48,407
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,459,726         403,921
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,434,150         467,798
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,104,830     $   670,680
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      127


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Fasciano Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,991 shares (cost $230,292)            $    217,365       Dividend income                             $        -
                                                                 Capital gains distributions                      1,604
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,604
                                                                                                          --------------
Net Assets                                    $    217,365   Expenses:
                                             --------------
                                                                 Administrative expense                              69
                                                                 Mortality and expense risk                       5,405
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  5,474
                                                                                                          --------------
                                                             Net investment loss                                 (3,870)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               37,281
                                                                 Net unrealized depreciation on
                                                                  investments                                   (17,446)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    15,965
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,995    $    183,788

Net increase in net assets resulting from operations                                             15,965           6,618

Capital shares transactions
   Net premiums                                                                                 (56,236)         61,823
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (25)           (952)
   Transfers of death benefits                                                                        -         (19,581)
   Transfers of other terminations                                                               (8,849)         (1,145)
   Interfund and net transfers to general account                                                45,515          (9,556)
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (19,595)         30,589
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (3,630)         37,207
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    217,365     $   220,995
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      128


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,912 shares (cost $1,331,254)          $  1,460,282       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  1,460,282   Expenses:
                                             --------------
                                                                 Administrative expense                             494
                                                                 Mortality and expense risk                      15,929
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,423
                                                                                                          --------------
                                                             Net investment loss                                (16,423)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               95,451
                                                                 Net unrealized appreciation on
                                                                  investments                                   114,254
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    193,282
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   268,275     $    35,486

Net increase in net assets resulting from operations                                            193,282          13,610

Capital shares transactions
   Net premiums                                                                                 185,060          82,392
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (60,046)           (956)
   Transfers of death benefits                                                                  (18,211)        (21,936)
   Transfers of other terminations                                                              (41,162)           (796)
   Interfund and net transfers to general account                                               933,084         160,475
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 998,725         219,179
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,192,007         232,789
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,460,282     $   268,275
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      129


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     131,397 shares (cost $2,194,084)         $  2,132,570       Dividend income                            $     1,449
                                                                 Capital gains distributions                      4,083
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,532
                                                                                                          --------------
Net Assets                                    $  2,132,570   Expenses:
                                             --------------
                                                                 Administrative expense                             118
                                                                 Mortality and expense risk                       5,750
                                                                 Contract maintenance charge                          9
                                                                                                          --------------
                                                                                                                  5,877
                                                                                                          --------------
                                                             Net investment loss                                   (345)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               28,539
                                                                 Net unrealized depreciation on
                                                                  investments                                   (67,273)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (39,079)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    182,975    $     81,221

Net (decrease) increase in net assets resulting from operations                                 (39,079)         16,031

Capital shares transactions
   Net premiums                                                                                  82,755          54,264
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (8,279)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (7,594)           (686)
   Interfund and net transfers to general account                                             1,921,792          32,145
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,988,674          85,723
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,949,595         101,754
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,132,570    $    182,975
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      130


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,702 shares (cost $342,552)            $    312,404       Dividend income                             $        -
                                                                 Capital gains distributions                     73,479
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 73,479
                                                                                                          --------------
Net Assets                                    $    312,404   Expenses:
                                             --------------
                                                                 Administrative expense                             320
                                                                 Mortality and expense risk                       5,673
                                                                 Contract maintenance charge                        128
                                                                                                          --------------
                                                                                                                  6,121
                                                                                                          --------------
                                                             Net investment income                               67,358

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               15,384
                                                                 Net unrealized depreciation on
                                                                  investments                                   (44,625)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     38,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   250,243     $     8,790

Net increase in net assets resulting from operations                                             38,117          13,304

Capital shares transactions
   Net premiums                                                                                 121,853          62,323
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (11,135)           (480)
   Transfers of death benefits                                                                   (1,918)              -
   Transfers of other terminations                                                               (8,106)              -
   Interfund and net transfers to general account                                               (76,650)        166,306
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  24,044         228,149
                                                                                         ---------------  --------------

Total increase in net assets                                                                     62,161         241,453
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    312,404     $   250,243
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      131


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     818 shares (cost $12,457)                $     12,103       Dividend income                             $      208
                                                                 Capital gains distributions                      2,668
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,876
                                                                                                          --------------
Net Assets                                    $     12,103   Expenses:
                                             --------------
                                                                 Administrative expense                              51
                                                                 Mortality and expense risk                       4,821
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,872
                                                                                                          --------------
                                                             Net investment loss                                 (1,996)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments              (3,954)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,148
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (3,802)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,230,227     $    29,448

Net decrease in net assets resulting from operations                                             (3,802)         (3,454)

Capital shares transactions
   Net premiums                                                                                  51,132          10,872
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (10)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,657)              -
   Interfund and net transfers to general account                                            (2,260,787)      2,193,361
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                   (2,214,322)      2,204,233
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                      (2,218,124)      2,200,779
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $     12,103    $  2,230,227
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      132


Midland National Life Insurance Company
Separate Account C
Credit Suisse Global Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,211 shares (cost $49,547)               $    45,218       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    45,218   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         686
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    686
                                                                                                          --------------
                                                             Net investment loss                                   (686)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (734)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,329)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,749)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (5,749)              -

Capital shares transactions
   Net premiums                                                                                  30,402               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,855)              -
   Interfund and net transfers to general account                                                23,420               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  50,967               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     45,218               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    45,218      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      133


Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust Large Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     9,253 shares (cost $146,494)             $    124,730       Dividend income                            $     1,773
                                                                 Capital gains distributions                     26,311
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,084
                                                                                                          --------------
Net Assets                                    $    124,730   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,909
                                                                                                          --------------
                                                             Net investment income                               25,175

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  572
                                                                 Net unrealized depreciation on
                                                                  investments                                   (27,197)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (1,450)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    133,890      $        -

Net (decrease) increase in net assets resulting from operations                                  (1,450)          6,020

Capital shares transactions
   Net premiums                                                                                  89,531          36,797
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,069)           (764)
   Interfund and net transfers to general account                                               (94,172)         91,837
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,710)        127,870
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (9,160)        133,890
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    124,730    $    133,890
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      134


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,008 shares (cost $88,630)               $    89,543       Dividend income                             $      736
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    736
                                                                                                          --------------
Net Assets                                     $    89,543   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       2,522
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,523
                                                                                                          --------------
                                                             Net investment loss                                 (1,787)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                7,680
                                                                 Net unrealized appreciation on
                                                                  investments                                       913
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,806
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                              6,806               -

Capital shares transactions
   Net premiums                                                                                   5,304               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (12,680)              -
   Interfund and net transfers to general account                                                90,113               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  82,737               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     89,543               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    89,543      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      135


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,667 shares (cost $241,351)             $   237,667       Dividend income                             $      565
                                                                 Capital gains distributions                      5,058
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,623
                                                                                                          --------------
Net Assets                                     $   237,667   Expenses:
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                       2,752
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,754
                                                                                                          --------------
                                                             Net investment income                                2,869

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (715)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,471)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (5,317)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,687      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,317)          4,008

Capital shares transactions
   Net premiums                                                                                 127,122         236,510
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,794)           (380)
   Interfund and net transfers to general account                                                93,969        (200,451)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 203,297          35,679
                                                                                         ---------------  --------------

Total increase in net assets                                                                    197,980          39,687
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   237,667     $    39,687
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      136


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                          -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      137


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,171 shares (cost $732,784)            $    730,031       Dividend income                            $     9,763
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,763
                                                                                                          --------------
Net Assets                                    $    730,031   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       8,158
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,158
                                                                                                          --------------
                                                             Net investment income                                1,605

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (2,442)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,895)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,732)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    82,642      $        -

Net decrease in net assets resulting from operations                                             (2,732)           (869)

Capital shares transactions
   Net premiums                                                                                      13           1,838
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,229)            (19)
   Interfund and net transfers to general account                                               651,337          81,692
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 650,121          83,511
                                                                                         ---------------  --------------

Total increase in net assets                                                                    647,389          82,642
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    730,031     $    82,642
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      138


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     85,574 shares (cost $2,270,913)         $   2,156,412       Dividend income                            $     6,104
                                                                 Capital gains distributions                    101,969
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                108,073
                                                                                                          --------------
Net Assets                                   $   2,156,412   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      33,079
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 33,079
                                                                                                          --------------
                                                             Net investment income                               74,994

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               26,716
                                                                 Net unrealized depreciation on
                                                                  investments                                  (126,451)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (24,741)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    430,616      $        -

Net (decrease) increase in net assets resulting from operations                                 (24,741)         15,740

Capital shares transactions
   Net premiums                                                                                     261          34,899
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (8,222)           (381)
   Interfund and net transfers to general account                                             1,758,498         380,358
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,750,537         414,876
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,725,796         430,616
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   2,156,412    $    430,616
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      139


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,777 shares (cost $468,106)            $    464,137       Dividend income                            $     7,526
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  7,526
                                                                                                          --------------
Net Assets                                    $    464,137   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                       4,879
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,883
                                                                                                          --------------
                                                             Net investment income                                2,643

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (5,656)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,969)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (6,982)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (6,982)              -

Capital shares transactions
   Net premiums                                                                                  14,498               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,479)              -
   Interfund and net transfers to general account                                               467,100               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 471,119               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                    464,137               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    464,137      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      140


Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,707 shares (cost $59,730)               $    57,681       Dividend income                             $      551
                                                                 Capital gains distributions                      1,487
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,038
                                                                                                          --------------
Net Assets                                     $    57,681   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,495
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,495
                                                                                                          --------------
                                                             Net investment income                                  543

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,121
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,049)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (385)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (385)            100

Capital shares transactions
   Net premiums                                                                                  40,074          50,748
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,669)              -
   Interfund and net transfers to general account                                                20,661         (50,848)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       58,066            (100)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     57,681               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    57,681      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      141


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,923 shares (cost $146,132)            $    143,678       Dividend income                            $     7,328
                                                                 Capital gains distributions                      3,151
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,479
                                                                                                          --------------
Net Assets                                    $    143,678   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       1,834
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,835
                                                                                                          --------------
                                                             Net investment income                                8,644

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (1,275)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,587)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,782
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    19,084      $        -

Net increase in net assets resulting from operations                                              3,782           1,027

Capital shares transactions
   Net premiums                                                                                  99,998          18,243
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,929)           (186)
   Interfund and net transfers to general account                                                24,743               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 120,812          18,057
                                                                                         ---------------  --------------

Total increase in net assets                                                                    124,594          19,084
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    143,678     $    19,084
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      142


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     15,530 shares (cost $347,925)             $   376,592       Dividend income                            $     1,858
                                                                 Capital gains distributions                     50,341
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 52,199
                                                                                                          --------------
Net Assets                                     $   376,592   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,746
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,761
                                                                                                          --------------
                                                             Net investment income                               45,438

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               50,244
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,194)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    94,488
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,426      $        -

Net increase in net assets resulting from operations                                             94,488          29,571

Capital shares transactions
   Net premiums                                                                                  97,203           6,303
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,624)           (249)
   Interfund and net transfers to general account                                               (24,901)        184,801
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  61,678         190,855
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,166         220,426
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   376,592     $   220,426
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      143


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,850 shares (cost $231,675)            $    244,319       Dividend income                             $        -
                                                                 Capital gains distributions                      4,999
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,999
                                                                                                          --------------
Net Assets                                    $    244,319   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,417
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,417
                                                                                                          --------------
                                                             Net investment income                                2,582

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (109)
                                                                 Net unrealized appreciation on
                                                                  investments                                    12,644
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     15,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                             15,117             681

Capital shares transactions
   Net premiums                                                                                 245,770         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (359)              -
   Interfund and net transfers to general account                                               (16,209)       (150,937)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      229,202            (681)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    244,319               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    244,319      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      144


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     866 shares (cost $16,364)                 $    16,485       Dividend income                             $       35
                                                                 Capital gains distributions                        603
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    638
                                                                                                          --------------
Net Assets                                     $    16,485   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          77
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     77
                                                                                                          --------------
                                                             Net investment income                                  561

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (608)
                                                                 Net unrealized appreciation on
                                                                  investments                                       121
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       74
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 74             567

Capital shares transactions
   Net premiums                                                                                  73,485         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (16)              -
   Interfund and net transfers to general account                                               (57,058)       (150,823)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       16,411            (567)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     16,485               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    16,485      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      145


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,332 shares (cost $172,069)             $    138,157       Dividend income                             $      990
                                                                 Capital gains distributions                      9,180
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,170
                                                                                                          --------------
Net Assets                                    $    138,157   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,475
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,475
                                                                                                          --------------
                                                             Net investment income                                7,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments               8,279
                                                                 Net unrealized depreciation on
                                                                  investments                                   (43,798)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   (27,824)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    100,767      $        -

Net increase in net assets resulting from operations                                            (27,824)         13,259

Capital shares transactions
   Net premiums                                                                                 115,454         128,468
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,103)           (189)
   Interfund and net transfers to general account                                               (46,137)        (40,771)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       65,214          87,508
                                                                                         ---------------  --------------

Total increase in net assets                                                                     37,390         100,767
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    138,157    $    100,767
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      146


Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Critical Math Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,693,616 shares (cost $16,899,953)     $   16,411,138      Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   16,411,138  Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                     131,528
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                131,528
                                                                                                          --------------
                                                             Net investment income                             (131,528)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              (15,665)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,815)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   (636,008)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                (636,008)              -

Capital shares transactions
   Net premiums                                                                                 417,493               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (62,709)              -
   Interfund and net transfers to general account                                            16,692,362               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              17,047,146               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                      16,411,138               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                $   16,411,138      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      147



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.


        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust ("VKLIT"), the Van Kampen Universal Institutional Funds ("VKUIF") and the Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The following funds were all added effective May 1, 2006: CS Global Small Cap Portfolio, CS Large Cap Value Portfolio, AIM Basic Value Fund, AIM Global Real Estate Fund, AIM International Growth Fund, AIM Mid Cap Core Equity Fund, PF Access VP High Yield Fund, PF Asia 30, PF Banks, PF Basic Materials, PF Bear, PF Biotechnology, PF Bull, PF Consumer Goods, PF Consumer Services, PF Dow 30, PF Europe 30, PF Financials, PF Health Care, PF Industrials, PF Internet, PF Japan, PF Large-Cap Growth, PF Large-Cap Value, PF Mid-Cap Growth, PF Mid-Cap Value, PF Money Market, PF Oil & Gas, PF NASDAQ-100, PF Pharmaceuticals, PF Precious Metals, PF Real Estate, PF Rising Rates Opportunity, PF Semiconductor, PF Short Dow 30, PF Short Mid-Cap, PF Short NASDAQ-100, PF Short Small-Cap, PF Small-Cap, PF Small-Cap Growth, PF Small-Cap Value, PF Technology, PF Telecommunciations, PF U.S. Government Plus, PF UltraBull, PF UltraMid-Cap, PF Ultra NASDAQ-100, PF Ultra Small-Cap, PF Utilities, RYDEX Dynamic Dow Fund, RYDEX Dynamic OTC Fund, RYDEX Dynamic S&P 500 Fund, RYDEX Inverse Dynamic Dow Fund, Dreyfus Appreciation Portfolio, Dreyfus International Value Portfolio, Dreyfus Socially Responsible Growth Fund, Direxion Managed Bond Fund, Direxion All-Cap Equity Fund, Direxion HY Bond Fund, VKLIT Growth and Income Portfolio, VKUIF Emerging Markets Debt Portfolio, VKUIF Emerging Markets Equity Portfolio, VK Mid Cap Growth Portfolio, VKUIF U.S. Mid Cap Value Portfolio, and VK U.S. Real Estate Portfolio. The following funds were all added effective May 1, 2007: PF Emerging Markets, PF Falling U.S. Dollar, PF International, PF Mid-Cap, PF Short Emerging Markets, PF Short International, PF UltraShort Dow 30, PF UltraShort NASDAQ-100, PIMCO All Asset Portfolio, and NLVT Critical Math Portfolio. All other portfolios have been in existence for more than two years.


        Effective February 6, 2006, the LEVCO Series Trust Equity Value Fund was liquidated. This plan of liquidation and dissolution was approved by the Board of Trustees of LEVCO Series Trust on December 5, 2005. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Effective June 1, 2007, the FAM Small Capitalization Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.


        Effective September 28, 2007, the CAM VS Social Small Cap Growth Portfolio was merged with the CAM VS Social Mid Cap Portfolio. This plan of merger was approved by the Board of Directors of Calvert Variable Series, Inc. All policyowners were able to exchange the assets of the CAM VS Social Small Cap Growth Portfolio for shares of equal value in the CS VS Social Mid-Cap Growth Portfolio.


        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was liquidated. The fund stopped accepting new investments on November 9, 2007. This plan of liquidation was approved by the Board of Trustees of Premier VIT on August 14, 2007. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.


        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.      Expenses


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.


        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3.      Purchases and Sales of Investment Securities



        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2007 and 2006, were as follows:


                                                                   2007                                  2006
                                                    ------------------------------------  ------------------------------------
 Portfolio                                             Purchases            Sales            Purchases            Sales

Fidelity Variable Insurance Products
Fund I
    Money Market Portfolio                              $ 67,212,034       $ 57,591,028       $ 28,098,087       $ 25,179,060
    High Income Portfolio                                 10,563,403         14,629,148         10,384,079          7,091,490
    Equity-Income Portfolio                               10,051,231          8,973,614          7,877,702          6,163,404
    Growth Portfolio                                      11,917,789         12,839,763            877,658          5,385,390
    Overseas Portfolio                                     8,483,997          5,242,158          4,940,783          1,747,372
    Mid Cap Portfolio                                      5,156,473          4,006,738          4,866,486          3,626,611
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                  511,224          1,027,356            338,992          1,049,860
    Investment Grade Bond Portfolio                        3,338,336          2,425,496          1,701,130          1,892,295
    Index 500 Portfolio                                    8,454,298          9,898,858         10,315,645          6,908,829
    Contrafund Portfolio                                  16,813,284         11,512,829         11,447,503          6,916,366
    Asset Manager: Growth Portfolio                          293,620            555,185            197,249            789,361
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     1,745,736          1,430,966          1,659,941          1,013,790
    Growth & Income Portfolio                                637,529          1,290,524            752,838          1,577,583
    Growth Opportunities Portfolio                         2,351,279          2,565,437             93,821            663,111
    Value Strategies Portfolio                             5,313,110          5,077,447            106,907             61,158
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                            721,728            458,339            844,792            440,932
    Capital Appreciation Fund                             12,524,391          8,432,419            780,592            628,674
    International Fund                                     7,672,735          9,716,668          4,650,217          3,585,082
    Value Fund                                             7,758,630          6,324,836          8,173,236          3,446,758
    Income and Growth Fund                                 2,014,257          2,169,493            398,907            473,019
    Inflation Protection Fund                              7,865,156          4,834,773          4,410,539            232,924
    Large Company Value Fund                                 770,817            681,745            837,925            284,552
    Mid Cap Value Fund                                       995,125            870,894            236,975             25,450
    Ultra Fund                                               596,900             81,837             45,839            103,068
MFS Variable Insurance Trust
    Research Series                                          104,340            602,663          1,694,059          2,103,595
    Emerging Growth Series                                 1,096,010          2,038,267            174,104            762,211
    Investors Trust Series                                    93,912            299,185            325,564            424,079
    New Discovery Series                                     472,143            739,613            287,393            810,098
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                              3,613,670          2,760,095          3,398,966          3,020,892
    Mid-Cap Value Portfolio                                7,502,799          6,384,391         11,551,226          9,321,285
    International Portfolio                               14,651,867          6,561,728         11,443,734          1,625,219
Alger American Fund
    Growth Portfolio                                       4,328,025          3,422,665          5,695,208          1,452,544
    MidCap Growth Portfolio                                5,641,120          2,982,999          3,288,902          1,204,868
    Leveraged AllCap Portfolio                             5,532,663          2,568,303          1,726,691          1,631,881
    Small Capitalization Portfolio                         1,398,287          1,761,997          1,794,887          1,223,057
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                         88,543            449,475            138,268             37,357
    Social Mid Cap Growth Portfolio                          499,996             46,481            128,805              9,835
    Social Equity Portfolio                                  188,451             93,239            623,225            422,153
AIM Variable Insurance Funds
    Technology Fund                                        1,453,720            750,288            155,476             27,218
    Utilities Fund                                         5,491,044          4,139,033          2,848,455          2,049,874
    Financial Services Fund                                  833,451            570,101            579,218            280,883
    Global Health Care Fund                                  333,654          2,410,409          1,909,784            885,848
    Basic Value Fund                                         300,512             26,071                  -                  -
    Global Real Estate Fund                                  588,969            171,706                  -                  -
    International Growth Fund                                781,934            339,661            127,192             34,582
    Mid Cap Core Equity Fund                                 506,015            269,710                120                123
LEVCO Series Trust
    Equity Value Fund                                              -                  -                  -              2,406
J.P. Morgan Series Trust II
    Bond Portfolio                                         3,775,616          2,974,180          3,328,811            872,892
    Small Company Portfolio                                2,919,408          2,958,357            462,185            267,906
Rydex Variable Trust
    Nova Fund                                              1,723,086            580,503            587,619            386,502
    OTC Fund                                                 291,948            212,720            946,837          1,190,281
    U.S. Government Money Market Fund                     25,200,975         25,375,963         22,182,133         20,825,347
    Inverse S&P 500 Fund                                     953,254            740,145            933,208            312,417
    Inverse OTC Fund                                         785,250            597,470          1,504,938          1,136,062
    Inverse Government Long Bond Fund                        407,942            250,167            482,376            425,188
    Sector Rotation Fund                                   1,619,256          1,510,599          2,024,858            233,632
    Government Long Bond Advantage                         1,405,973          1,354,348             48,689             47,157
    Dynamic Dow Fund                                       2,919,537          2,933,745          1,245,019          1,116,669
    Dynamic OTC Fund                                      11,866,500         12,065,492          8,435,402          8,738,158
    Dynamic S&P 500 Fund                                     519,728            437,711            247,952            231,650
    Inverse Dynamic Dow Fund                               4,466,868          6,077,113         10,197,615          6,025,136
ProFunds VP
    Access VP High Yield Fund                              1,692,635            627,270            347,418              4,367
    Asia 30                                               12,216,292         10,820,583            955,942            436,823
    Banks                                                    169,974            163,764             34,594             28,933
    Basic Materials                                        1,132,646            633,075             71,153             46,343
    Bear                                                   4,211,872          4,142,404            534,621            529,940
    Biotechnology                                            464,650            422,695            250,247            247,498
    Bull                                                   3,435,270          3,663,217          1,113,511            690,095
    Consumer Goods                                           283,680            275,494             17,063             17,068
    Consumer Services                                        153,637            151,572             77,194             76,264
    Dow 30                                                   958,255          1,037,219            406,806            319,433
    Emerging Markets                                       1,226,028                330                  -                  -
    Europe 30                                              1,394,448          1,369,144            166,200             90,797
    Falling U.S. Dollar                                            -                  -                  -                  -
    Financials                                               966,257            381,965            107,147             33,763
    Health Care                                            1,370,219            353,733            135,074             61,473
    Industrials                                              123,018             84,825             17,240             17,169
    International                                                  -                  -                  -                  -
    Internet                                                 475,012            288,489             29,050             29,448
    Japan                                                  4,570,770          4,532,396          1,071,493            893,487
    Large-Cap Growth                                       7,729,214          7,227,876            336,615            306,827
    Large-Cap Value                                        1,346,831          1,540,639            466,087            174,603
    Mid-Cap                                                        -                  -                  -                  -
    Mid-Cap Growth                                        10,905,990         10,148,115             56,643             34,469
    Mid-Cap Value                                          3,098,645          2,841,981            118,483             75,510
    Money Market                                         222,156,595        211,066,750         13,187,309         12,184,949
    Oil & Gas                                              3,226,123          1,280,957            306,634            249,992
    NASDAQ-100                                            10,613,670         10,507,658            764,019            704,732
    Pharmaceuticals                                          102,319             92,494              6,746              4,141
    Precious Metals                                        3,651,206          2,804,732          2,804,871          2,842,276
    Real Estate                                            1,051,754            963,427            228,536             87,555
    Rising Rates Opportunity                               1,290,167          1,180,192            367,580            343,484
    Semiconductor                                            174,498            220,794          1,119,369          1,076,136
    Short Dow 30                                                   -                  -             25,720             25,777
    Short Emerging Markets                                         -                  -                  -                  -
    Short International                                            -                  -                  -                  -
    Short Mid-Cap                                            125,004            126,050             20,317             20,235
    Short NASDAQ-100                                      23,093,722         22,863,295            559,444            553,367
    Short Small-Cap                                        1,378,055          1,435,037            189,684            133,776
    Small-Cap                                              4,629,901          5,418,812          2,048,436          1,187,454
    Small-Cap Growth                                      28,871,452         27,776,894            130,280            126,039
    Small-Cap Value                                       10,649,670         10,758,227            174,828             68,785
    Technology                                             1,458,424            735,348             94,444             26,569
    Telecommunications                                       350,770            366,364            105,786             51,111
    U.S. Government Plus                                     627,522            568,206            177,482            175,307
    UltraBull                                             17,679,471         17,470,966            358,040            222,059
    UltraMid-Cap                                          52,781,053         52,631,801          1,920,255          1,015,935
    UltraNASDAQ-100                                       27,380,682         23,800,386            103,781             83,192
    UltraShort Dow 30                                              -                  -                  -                  -
    UltraShort NASDAQ-100                                      8,000                  2                  -                  -
    UltraSmall-Cap                                        36,791,897         34,462,839            120,661            122,548
    Utilities                                              1,187,533          1,604,342            636,338             89,236
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            13,970,105          8,960,775          7,646,442          4,351,498
    Worldwide Emerging Markets Fund                       17,097,640         16,189,641          6,610,816          1,816,653
    Worldwide Bond Fund                                    1,359,612          1,282,232            603,016            501,783
    Worldwide Real Estate Fund                             4,294,577          3,112,437          2,899,035          2,038,649
Janus Aspen Series
    Growth and Income Portfolio                              418,933            274,698            267,202             75,209
PIMCO Variable Insurance Trust
    Total Return Portfolio                                11,215,553          5,644,807         13,063,469          2,625,065
    Low Duration Portfolio                                 3,055,871          2,569,690            556,782            538,428
    High Yield Portfolio                                   3,793,079          1,765,951          2,991,935          1,145,169
    Real Return Portfolio                                  5,646,672          5,054,912          1,720,024          1,217,739
    All Asset Portfolio                                       11,116                 92                  -                  -
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                       2,246,442            725,016          1,946,991            280,762
    Growth and Income Fund                                 1,392,611          1,260,562          3,022,677          2,805,405
    Mid Cap Value Fund                                     2,675,607            905,209            509,522             38,512
Neuberger Berman Advisors Management Trust
    Fasciano Portfolio                                     1,785,530          1,808,993             82,745             49,714
    Mid-Cap Growth Portfolio                               2,577,530          1,595,231            260,505             43,778
    Regency Portfolio                                      2,855,975            867,646            152,804             58,303
Premier VIT
    OpCap Small Cap Portfolio                              1,595,817          1,504,425            374,086            146,467
    OpCap Renaissance Portfolio                            1,798,865          4,015,184          2,217,408             13,745
Credit Suisse Trust
    Global Small Cap Portfolio                                60,614             10,333                  -                  -
    Large Cap Value Portfolio                                223,242            205,777            183,464             56,031
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                   276,293            195,342                  -                  -
    International Value Portfolio                            313,219            107,054            236,511            201,087
    Socially Responsible Growth Portfolio                          -                  -                  -                  -
Direxion Insurance Trust
    Managed Bond Fund                                        868,778            217,053             83,722                221
    All-Cap Equity Fund                                    3,017,619          1,192,089            421,002              2,486
    HY Bond Fund                                           1,151,939            678,177                  -                  -
Van Kampen Life Investment Trust
    Growth and Income Portfolio                              149,566             90,956             50,750             50,850
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                          161,783             32,328             18,244                304
    Emerging Markets Equity Portfolio                        697,429            590,312            349,092            158,691
    Mid Cap Growth Portfolio                                 343,768            111,985            150,266            150,947
    U.S. Mid Cap Value Portfolio                              73,731             56,759            150,266            150,833
    U.S. Real Estate Portfolio                               173,136            100,228            128,981             42,408
Northern Lights Variable Trust
    Critical Math Portfolio                               17,307,549            391,931                  -                  -
                                                    -----------------  -----------------  -----------------  -----------------
                                                       $ 917,934,580      $ 810,454,328      $ 283,017,660      $ 192,494,846
                                                    -----------------  -----------------  -----------------  -----------------

4.      Summary of Changes from Unit Transactions



        Transactions in units for the years ended December 31, 2007 and 2006, were as follows:


                                                             2007                                    2006
                                            -------------------------------------   -------------------------------------
                                                                     Net Increase/                           Net Increase/
Portfolio                                    Purchases     Sales     (Decrease)      Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
Fund I
   Money Market Portfolio                     5,537,736   4,743,429      794,307      2,359,098   2,104,636      254,462
   High Income Portfolio                        671,220     960,869     (289,649)       674,998     485,775      189,223
   Equity-Income Portfolio                      451,515     372,203       79,312        284,292     204,836       79,456
   Growth Portfolio                             834,463     803,863       30,600         43,962     222,879     (178,917)
   Overseas Portfolio                           358,537     240,967      117,570        292,966      87,868      205,098
   Mid Cap Portfolio                            193,741     182,982       10,759        194,713     194,836         (123)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       11,349      49,229      (37,880)        13,187      56,117      (42,930)
   Investment Grade Bond Portfolio              233,682     168,527       65,155         98,083     108,130      (10,047)
   Index 500 Portfolio                          496,836     453,032       43,804        735,546     283,523      452,023
   Contrafund Portfolio                         333,351     434,354     (101,003)       458,683     242,499      216,184
   Asset Manager: Growth Portfolio               12,711      26,144      (13,433)         8,683      39,611      (30,928)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           101,225      85,036       16,189        110,188      67,964       42,224
   Growth & Income Portfolio                     19,681      69,409      (49,728)        42,077      92,684      (50,607)
   Growth Opportunities Portfolio               158,595     176,356      (17,761)         6,294      52,444      (46,150)
   Value Strategies Portfolio                   377,931     364,250       13,681          7,065       4,635        2,430
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 38,657      26,636       12,021         52,068      28,538       23,530
   Capital Appreciation Fund                    682,554     463,214      219,340         53,447      37,299       16,148
   International Fund                           423,056     533,103     (110,047)       310,686     229,157       81,529
   Value Fund                                   352,817     362,163       (9,346)       448,602     194,230      254,372
   Income and Growth Fund                       139,335     148,276       (8,941)        27,923      33,604       (5,681)
   Inflation Protection Fund                    741,718     462,037      279,681        435,577      21,163      414,414
   Large Company Value Fund                      61,187      54,645        6,542         73,915      23,896       50,019
   Mid Cap Value Fund                            72,867      63,758        9,109         19,284       2,049       17,235
   Ultra Fund                                    54,537       7,155       47,382          4,841      10,594       (5,753)
MFS Variable Insurance Trust
   Research Series                                6,419      42,675      (36,256)       139,052     168,762      (29,710)
   Emerging Growth Series                        83,720     152,228      (68,508)        15,153      61,066      (45,913)
   Investors Trust Series                         5,913      22,165      (16,252)        28,587      36,306       (7,719)
   New Discovery Series                          14,210      37,704      (23,494)        15,301      41,262      (25,961)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                    195,687     162,942       32,745        223,882     210,329       13,553
   Mid-Cap Value Portfolio                      277,232     330,855      (53,623)       599,208     508,362       90,846
   International Portfolio                      566,352     302,322      264,030        569,488      96,948      472,540
Alger American Fund
   Growth Portfolio                             388,436     277,866      110,570        555,232     146,448      408,784
   MidCap Growth Portfolio                      305,682     197,855      107,827        200,806      98,984      101,822
   Leveraged AllCap Portfolio                   436,906     205,286      231,620        177,287     184,598       (7,311)
   Small Capitalization Portfolio                92,200     113,726      (21,526)       155,571     111,408       44,163
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio              8,536      44,163      (35,627)        14,829       3,415       11,414
   Social Mid Cap Growth Portfolio               39,109       3,385       35,724         11,811         652       11,159
   Social Equity Portfolio                       12,547       6,683        5,864         55,469      38,178       17,291
AIM Variable Insurance Funds
   Technology Fund                              122,246      63,680       58,566         14,986       2,411       12,575
   Utilities Fund                               274,000     222,989       51,011        178,743     144,944       33,799
   Financial Services Fund                       54,139      42,489       11,650         44,760      20,919       23,841
   Global Health Care Fund                       27,398     194,173     (166,775)       167,837      74,283       93,554
   Basic Value Fund                              26,623       2,046       24,577              -           -            -
   Global Real Estate Fund                       40,330      13,278       27,052              -           -            -
   International Growth Fund                     65,719      26,636       39,083         12,330       3,196        9,134
   Mid Cap Core Equity Fund                      44,962      23,702       21,260             12          12            -
LEVCO Series Trust
   Equity Value Fund                                  -           -            -              -         206         (206)
J.P. Morgan Series Trust II
   Bond Portfolio                               294,007     259,089       34,918        283,934      72,686      211,248
   Small Company Portfolio                      201,896     204,108       (2,212)        30,175      17,712       12,463
Rydex Variable Trust
   Nova Fund                                    125,431      40,948       84,483         49,996      32,797       17,199
   OTC Fund                                      23,205      17,595        5,610         84,790     103,513      (18,723)
   U.S. Government Money Market Fund          2,971,890   2,991,486      (19,596)     2,210,713   2,076,843      133,870
   Inverse S&P 500 Fund                         133,431     108,892       24,539        116,677      41,959       74,718
   Inverse OTC Fund                             137,268     108,212       29,056        242,137     188,676       53,461
   Inverse Government Long Bond Fund             42,145      27,397       14,748         50,649      48,309        2,340
   Sector Rotation Fund                          96,368      99,799       (3,431)       146,024      16,964      129,060
   Government Long Bond Advantage               136,808     125,255       11,553          4,898       4,838           60
   Dynamic Dow Fund                             199,864     202,996       (3,132)       113,421     102,802       10,619
   Dynamic OTC Fund                           1,336,159   1,342,915       (6,756)       927,907     916,231       11,676
   Dynamic S&P 500 Fund                         321,916     316,227        5,689         22,973      21,319        1,654
   Inverse Dynamic Dow Fund                     655,510     904,825     (249,315)     1,105,004     655,645      449,359
ProFunds VP
   Access VP High Yield Fund                    158,188      59,832       98,356         34,126         365       33,761
   Asia 30                                      802,154     702,120      100,034         91,438      41,143       50,295
   Banks                                         15,987      15,650          337          3,316       2,779          537
   Basic Materials                               98,763      58,318       40,445          7,264       4,654        2,610
   Bear                                         464,737     458,426        6,311         54,908      54,908            -
   Biotechnology                                 45,436      42,040        3,396         23,700      23,562          138
   Bull                                         324,018     345,114      (21,096)       104,805      64,848       39,957
   Consumer Goods                                25,471      24,765          706          1,574       1,574            -
   Consumer Services                             13,925      13,740          185          7,298       7,166          132
   Dow 30                                        83,155      89,959       (6,804)        36,975      28,980        7,995
   Emerging Markets                             118,105           -      118,105              -           -            -
   Europe 30                                    125,146     122,479        2,667         16,306       8,881        7,425
   Falling U.S. Dollar                                -           -            -              -           -            -
   Financials                                    94,585      36,241       58,344         10,087       3,154        6,933
   Health Care                                  124,651      31,440       93,211         12,813       5,797        7,016
   Industrials                                   11,851       8,335        3,516          1,728       1,728            -
   International                                      -           -            -              -           -            -
   Internet                                      44,968      27,382       17,586          2,893       2,893            -
   Japan                                        450,032     445,379        4,653        109,482      93,500       15,982
   Large-Cap Growth                             709,385     665,995       43,390         32,156      29,261        2,895
   Large-Cap Value                              119,368     138,095      (18,727)        43,198      16,268       26,930
   Mid-Cap                                            -           -            -              -           -            -
   Mid-Cap Growth                             1,043,968     974,923       69,045          5,832       3,514        2,318
   Mid-Cap Value                                294,718     273,666       21,052         11,396       7,493        3,903
   Money Market                              21,774,033  20,692,175    1,081,858      1,306,747   1,207,401       99,346
   Oil & Gas                                    274,045     111,987      162,058         30,134      24,655        5,479
   NASDAQ-100                                   907,052     899,661        7,391         74,187      68,472        5,715
   Pharmaceuticals                                9,596       8,532        1,064            608         385          223
   Precious Metals                              407,461     321,720       85,741        349,749     343,193        6,556
   Real Estate                                   83,809      80,172        3,637         19,175       7,436       11,739
   Rising Rates Opportunity                     135,084     130,298        4,786         39,876      37,606        2,270
   Semiconductor                                 19,151      23,929       (4,778)       122,407     117,457        4,950
   Short Dow 30                                       -           -            -          2,727       2,727            -
   Short Emerging Markets                             -           -            -              -           -            -
   Short International                                -           -            -              -           -            -
   Short Mid-Cap                                 12,703      12,703            -          1,991       1,991            -
   Short NASDAQ-100                           2,525,546   2,506,861       18,685         55,432      55,432            -
   Short Small-Cap                              141,800     146,519       (4,719)        19,083      13,600        5,483
   Small-Cap                                    474,810     557,787      (82,977)       204,389     118,412       85,977
   Small-Cap Growth                           2,697,802   2,684,004       13,798         13,484      13,125          359
   Small-Cap Value                            1,034,208   1,038,728       (4,520)        17,252       6,727       10,525
   Technology                                   133,296      65,075       68,221          9,127       2,542        6,585
   Telecommunications                            27,855      29,113       (1,258)         9,259       4,473        4,786
   U.S. Government Plus                          57,856      52,730        5,126         15,938      15,938            -
   UltraBull                                  1,503,518   1,489,283       14,235         32,153      19,974       12,179
   UltraMid-Cap                               4,970,521   5,035,693      (65,172)       201,663     106,333       95,330
   UltraNASDAQ-100                            2,165,920   1,994,262      171,658          9,890       8,085        1,805
   UltraShort Dow 30                                  -           -            -              -           -            -
   UltraShort NASDAQ-100                            833           -          833              -           -            -
   UltraSmall-Cap                             3,557,400   3,521,935       35,465         12,384      12,384            -
   Utilities                                     92,158     127,266      (35,108)        54,080       7,593       46,487
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                   407,568     272,869      134,699        291,080     174,788      116,292
   Worldwide Emerging Markets Fund              484,972     520,193      (35,221)       265,598      81,640      183,958
   Worldwide Bond Fund                          109,504     104,307        5,197         48,299      40,921        7,378
   Worldwide Real Estate Fund                   215,974     157,741       58,233        139,933     101,970       37,963
Janus Aspen Series
   Growth and Income Portfolio                   24,101      15,932        8,169         17,691       4,620       13,071
PIMCO Variable Insurance Trust
   Total Return Portfolio                       929,143     500,000      429,143      1,152,893     227,139      925,754
   Low Duration Portfolio                       288,119     243,100       45,019         52,183      52,352         (169)
   High Yield Portfolio                         284,464     144,911      139,553        226,818      91,613      135,205
   Real Return Portfolio                        480,633     437,170       43,463        138,718     107,297       31,421
   All Asset Portfolio                              935           4          931              -           -            -
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             172,554      63,233      109,321        157,103      22,663      134,440
   Growth and Income Fund                       100,530      96,208        4,322        255,205     234,928       20,277
   Mid Cap Value Fund                           172,171      63,844      108,327         36,658       2,849       33,809
Neuberger Berman Advisors Management Trust
   Fasciano Portfolio                           156,031     156,201         (170)         7,319       4,201        3,118
   Mid-Cap Growth Portfolio                     179,684     106,459       73,225         21,168       3,432       17,736
   Regency Portfolio                            222,033      64,539      157,494         12,887       4,881        8,006
Premier VIT
   OpCap Small Cap Portfolio                    120,133     116,267        3,866         35,355      13,387       21,968
   OpCap Renaissance Portfolio                  161,510     373,278     (211,768)       211,122       1,336      209,786
Credit Suisse Trust
   Global Small Cap Portfolio                     5,881         997        4,884              -           -            -
   Large Cap Value Portfolio                     17,170      17,953         (783)        17,103       5,072       12,031
Dreyfus Variable Investment Fund
   Appreciation Portfolio                        23,962      16,270        7,692              -           -            -
   International Value Portfolio                 28,034       9,699       18,335         23,503      19,747        3,756
   Socially Responsible Growth Portfolio              -           -            -              -           -            -
Direxion Insurance Trust
   Managed Bond Fund                             86,623      21,068       65,555          8,162           2        8,160
   All-Cap Equity Fund                          292,781     116,475      176,306         44,053          40       44,013
   HY Bond Fund                                 114,582      67,002       47,580              -           -            -
Van Kampen Life Investment Trust
   Growth and Income Portfolio                   13,273       7,918        5,355          4,809       4,809            -
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio               13,790       2,725       11,065          1,798          18        1,780
   Emerging Markets Equity Portfolio             51,583      46,573        5,010         36,716      16,850       19,866
   Mid Cap Growth Portfolio                      30,425       9,851       20,574         15,692      15,692            -
   U.S. Mid Cap Value Portfolio                   6,454       4,997        1,457         14,423      14,423            -
   U.S. Real Estate Portfolio                    13,479       7,874        5,605         11,537       3,346        8,191
Northern Lights Variable Trust
   Critical Math Portfolio                    1,736,231      28,619    1,707,612              -           -            -
                                            ------------ ----------- ------------   ------------ ----------- ------------
                                             77,242,960  70,348,838    6,894,122     21,786,676  14,930,375    6,856,301
                                            ------------ ----------- ------------   ------------ ----------- ------------

5.      Financial Highlights



        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.


                                                          December 31                             Year Ended December 31
                                          -------------------------------------------   --------------------------------------------
                                                       Unit Fair Value                 Investment Expense Ratio     Total Return
Assets:                                                   Lowest to                      Income     Lowest to         Lowest to
                                             Units         Highest       Net Assets      Ratio*     Highest**        Highest***
                                          ------------ ---------------- -------------   --------- -------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2007                              2,043,530  10.01 to 14.66    $23,737,231       5.74%  0.95% to 1.55%   2.34% to 4.21%
          2006                              1,249,223   9.78 to 14.13    $14,116,225       5.12%  0.95% to 1.55%   1.98% to 3.89%
          2005                                994,761   9.59 to 13.52    $11,197,198       3.23%  0.95% to 1.55%   0.60% to 2.06%
          2004                                804,804   9.66 to 13.18     $9,269,544       1.45%  0.95% to 1.55%   -1.55% to 0.25%
          2003                                620,731   9.85 to 13.39     $8,015,449       1.18%  0.95% to 1.55%   -1.07% to 0.04%



    High Income Portfolio
          2007                                453,857  10.77 to 16.03     $6,821,157       6.36%  0.95% to 1.55%   -0.30% to 1.57%
          2006                                743,506  10.79 to 15.82    $11,094,651       8.79%  0.95% to 1.55%   7.97% to 9.93%
          2005                                554,283  10.04 to 14.42     $7,633,404      14.78%  0.95% to 1.55%   -0.11% to 1.35%
          2004                                506,702  10.68 to 14.13     $7,080,933       6.63%  0.95% to 1.55%   6.78% to 8.35%
          2003                                353,664  12.57 to 13.18     $4,641,549       6.54%  0.95% to 1.55%  24.18% to 25.56%

    Equity-Income Portfolio
          2007                                925,020  11.61 to 33.78    $20,839,681       1.82%  0.95% to 1.55%   -1.94% to 0.34%
          2006                                845,708  11.84 to 33.64    $21,533,997       3.18%  0.95% to 1.55%  16.10% to 18.78%
          2005                                766,252  11.61 to 28.39    $19,079,671       1.66%  0.95% to 1.55%   2.82% to 4.58%
          2004                                852,020  10.84 to 27.16    $21,298,544       1.50%  0.95% to 1.55%   8.32% to 10.18%
          2003                                809,226  10.45 to 24.73    $19,428,803      -1.03%  0.95% to 1.55%  26.63% to 28.80%

    Growth Portfolio
          2007                                759,562  11.88 to 30.74    $19,372,697       0.76%  0.95% to 1.55%  23.33% to 25.46%
          2006                                728,962   9.63 to 24.56    $16,227,378       0.40%  0.95% to 1.55%   3.77% to 5.54%
          2005                                907,879   9.28 to 23.24    $19,624,890       0.50%  0.95% to 1.55%   2.75% to 4.51%
          2004                              1,137,280   9.03 to 22.31    $24,015,824       0.26%  0.95% to 1.55%   0.42% to 2.15%
          2003                              1,173,818   8.97 to 21.92    $25,313,935       0.27%  0.95% to 1.55%  29.08% to 31.29%

    Overseas Portfolio
          2007                                721,812  14.31 to 26.41    $15,664,550       3.16%  0.95% to 1.55%  13.29% to 15.94%
          2006                                604,242  12.66 to 22.83    $11,507,143       0.64%  0.95% to 1.55%  14.03% to 16.67%
          2005                                399,144  11.33 to 19.61     $6,875,690       0.54%  0.95% to 1.55%  15.97% to 17.66%
          2004                                311,599  10.93 to 16.56     $4,904,688       1.03%  0.95% to 1.55%  10.62% to 12.24%
          2003                                249,161  11.55 to 14.91     $3,687,733       0.77%  0.95% to 1.55%  10.14% to 41.69%

    Mid Cap Portfolio
          2007                                642,489  13.92 to 24.06    $13,552,658       0.78%  0.95% to 1.55%  11.52% to 14.24%
          2006                                631,730  12.32 to 21.28    $11,741,995       0.31%  0.95% to 1.55%   8.70% to 11.35%
          2005                                631,853  16.20 to 19.30    $10,562,367       0.00%  0.95% to 1.55%  14.94% to 16.90%
          2004                                511,413  12.14 to 15.22     $7,353,232       0.00%  0.95% to 1.55%  21.39% to 23.48%
          2003                                418,199  11.59 to 12.33     $4,864,077       0.36%  0.95% to 1.55%  34.64% to 36.95%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2007                                159,987  12.14 to 22.54     $3,373,611       6.03%  0.95% to 1.55%  12.43% to 14.08%
          2006                                197,867  10.76 to 19.79     $3,709,259       2.75%  0.95% to 1.55%   4.60% to 6.12%
          2005                                240,797  10.66 to 18.70     $4,256,029       2.86%  0.95% to 1.55%   1.33% to 2.80%
          2004                                316,683  10.52 to 18.23     $5,555,667       2.77%  0.95% to 1.55%   2.68% to 4.18%
          2003                                357,542  10.31 to 17.53     $6,119,650       3.69%  0.95% to 1.55%  15.28% to 16.67%

    Investment Grade Bond Portfolio
          2007                                525,382  10.28 to 18.37     $8,235,997       3.90%  0.95% to 1.55%   1.35% to 3.10%
          2006                                460,227  10.21 to 17.85     $7,301,026       3.98%  0.95% to 1.55%   2.05% to 3.17%
          2005                                470,274  11.20 to 17.35     $7,493,318       3.83%  0.95% to 1.55%   -0.17% to 0.93%
          2004                                488,769  10.21 to 17.20     $7,927,639       4.18%  0.95% to 1.55%   2.07% to 3.20%
          2003                                502,957  10.99 to 16.72     $8,132,050       5.76%  0.95% to 1.55%   2.81% to 3.95%

    Index 500 Portfolio
          2007                              2,132,365  11.50 to 32.78    $37,472,471       3.45%  0.95% to 1.55%   1.44% to 4.18%
          2006                              2,088,561  11.34 to 31.53    $38,168,761       1.51%  0.95% to 1.55%  11.39% to 14.35%
          2005                              1,636,538  10.17 to 27.63    $30,237,864       1.62%  0.95% to 1.55%   1.83% to 3.57%
          2004                              1,231,078  10.37 to 26.36    $27,086,408       1.21%  0.95% to 1.55%   7.45% to 9.30%
          2003                              1,015,223   9.65 to 24.51    $23,640,567       1.45%  0.95% to 1.55%  24.75% to 26.88%

    Contrafund Portfolio
          2007                              1,335,536  14.14 to 41.18    $36,545,523       0.84%  0.95% to 1.55%  14.22% to 16.19%
          2006                              1,436,539  12.30 to 35.52    $34,707,617       1.20%  0.95% to 1.55%   8.56% to 10.40%
          2005                              1,220,355  11.26 to 32.24    $29,711,825       0.24%  0.95% to 1.55%  13.61% to 15.55%
          2004                              1,026,069  11.38 to 27.94    $23,776,578       0.30%  0.95% to 1.55%  11.36% to 14.07%
          2003                                747,175  11.16 to 24.56    $17,597,218       0.45%  0.95% to 1.55%  24.85% to 26.99%

    Asset Manager: Growth Portfolio
          2007                                 93,962  12.47 to 23.29     $1,973,554       4.95%  0.95% to 1.55%  16.18% to 17.47%
          2006                                107,395  10.72 to 19.86     $1,982,332       2.62%  0.95% to 1.55%   4.55% to 5.73%
          2005                                138,323  10.25 to 18.82     $2,472,510       2.38%  0.95% to 1.55%   1.47% to 2.59%
          2004                                170,507  10.23 to 18.31     $3,010,311       2.32%  0.95% to 1.55%   3.48% to 4.63%
          2003                                187,114  10.04 to 17.59     $3,241,029       2.96%  0.95% to 1.55%  20.53% to 21.86%

    Balanced Portfolio
          2007                                374,539  11.73 to 16.83     $5,600,880       3.22%  0.95% to 1.55%   4.85% to 7.69%
          2006                                358,350  11.18 to 15.65     $5,186,380       1.81%  0.95% to 1.55%   7.50% to 10.49%
          2005                                316,126  10.40 to 14.21     $4,240,580       2.38%  0.95% to 1.55%   3.39% to 4.53%
          2004                                293,813   9.04 to 11.03     $3,892,889       1.94%  0.95% to 1.55%   1.67% to 9.11%
          2003                                437,160   8.28 to 10.59     $3,654,882       2.64%  0.95% to 1.55%  -26.60% to 16.30%

    Growth & Income Portfolio
          2007                                269,274  12.86 to 19.92     $4,995,965       1.79%  0.95% to 1.55%   9.19% to 10.79%
          2006                                319,002  11.73 to 18.02     $5,359,635       0.90%  0.95% to 1.55%  10.62% to 11.84%
          2005                                369,609  10.60 to 16.15     $5,679,533       1.52%  0.95% to 1.55%   5.23% to 6.39%
          2004                                431,209  10.38 to 22.85     $6,339,830       0.86%  0.95% to 1.55%   -0.97% to 4.52%
          2003                                285,527  10.04 to 23.07     $6,345,607       1.19%  0.95% to 1.55%  20.94% to 93.01%

    Growth Opportunities Portfolio
          2007                                200,489  13.35 to 15.13     $3,021,779       0.00%  0.95% to 1.55%  20.40% to 21.74%
          2006                                218,250  11.09 to 14.06     $2,714,338       0.72%  0.95% to 1.55%   2.95% to 4.11%
          2005                                264,400  10.76 to 11.98     $3,163,766       0.92%  0.95% to 1.55%    6.48%to 7.65%
          2004                                310,437  10.39 to 11.16     $3,460,027       0.53%  0.95% to 1.55%   4.72% to 5.88%
          2003                                331,283  10.02 to 10.56     $3,495,447       0.78%  0.95% to 1.55%  26.78% to 28.18%

    Value Strategies Portfolio
          2007                                 27,777  12.07 to 13.65       $370,267       2.22%  0.95% to 1.55%   2.93% to 4.44%
          2006                                 14,096  11.68 to 13.07       $180,357       0.32%  0.95% to 1.55%  13.70% to 14.85%
          2005                                 11,666  11.27 to 11.38       $131,147       0.00%  0.95% to 1.55%   0.33% to 0.58%
          2004                                    491  11.13 to 11.15         $5,477       0.00%  0.95% to 1.55%  11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2007                                205,108  11.30 to 16.96     $2,926,118       2.01%  0.95% to 1.55%   1.46% to 3.94%
          2006                                193,087  10.98 to 16.39     $2,721,274       3.25%  0.95% to 1.55%   7.21% to 8.57%
          2005                                169,557  10.22 to 15.17     $2,280,885       1.74%  0.95% to 1.55%   2.20% to 3.95%
          2004                                144,647  10.68 to 14.65     $1,956,955       1.52%  0.95% to 1.55%   6.90% to 8.74%
          2003                                127,057  10.48 to 13.54     $1,651,386       2.21%  0.95% to 1.55%  16.34% to 18.33%

    Capital Appreciation Fund
          2007                                382,826  17.83 to 26.51     $8,347,632       0.00%  0.95% to 1.55%  41.97% to 44.42%
          2006                                163,486  13.09 to 18.44     $2,790,968       0.00%  0.95% to 1.55%  14.12% to 16.07%
          2005                                147,338  11.47 to 15.96     $2,250,330       0.00%  0.95% to 1.55%  18.88% to 20.91%
          2004                                146,238   9.65 to 13.25     $1,874,949       0.00%  0.95% to 1.55%   4.76% to 6.56%
          2003                                154,400   9.11 to 12.50     $1,900,213       0.00%  0.95% to 1.55%  17.33% to 19.34%

    International Fund
          2007                              1,092,563  14.91 to 21.64    $20,396,600       0.58%  0.95% to 1.55%  14.13% to 16.80%
          2006                              1,202,610  12.99 to 18.66    $19,319,478       1.50%  0.95% to 1.55%  20.89% to 23.52%
          2005                              1,121,081  10.71 to 15.21    $14,670,145       0.79%  0.95% to 1.55%  10.16% to 12.04%
          2004                                574,030  11.02 to 13.67     $6,909,663       0.37%  0.95% to 1.55%  11.77% to 13.69%
          2003                                282,763   9.93 to 11.43     $3,152,421       0.61%  0.95% to 1.55%  21.11% to 23.19%

    Value Fund
          2007                              1,318,278  10.66 to 22.46    $20,368,762       1.55%  0.85% to 1.55%  -8.68% to -6.21%
          2006                              1,327,624  11.62 to 24.02    $22,186,291       1.19%  0.85% to 1.55%  14.24% to 17.37%
          2005                              1,073,252  10.13 to 20.53    $15,891,584       0.67%  0.95% to 1.55%   2.38% to 3.87%
          2004                                537,835  11.05 to 19.14     $8,507,010       1.33%  0.95% to 1.55%   8.88% to 13.09%
          2003                                318,778  10.89 to 17.58     $5,235,552      -4.32%  0.95% to 1.55%  25.76% to 27.59%

    Income and Growth Fund
          2007                                141,418  11.61 to 15.83     $1,998,046       1.81%  0.85% to 1.55%  -2.46% to -1.38%
          2006                                150,359  12.26 to 14.87     $2,183,446       1.67%  0.85% to 1.55%  14.06% to 15.71%
          2005                                156,040  10.17 to 12.88     $1,976,669       1.94%  0.95% to 1.55%   2.05% to 3.53%
          2004                                160,667  10.88 to 12.48     $1,982,945       1.38%  0.95% to 1.55%   9.90% to 11.51%
          2003                                149,200  10.07 to 11.21     $1,664,473       1.24%  0.95% to 1.55%  26.13% to 27.97%

    Inflation Protection Fund
          2007                                701,810  10.42 to 11.00     $7,601,435       4.70%  0.85% to 1.55%   6.52% to 8.47%
          2006                                422,129   9.79 to 10.14     $4,238,722       2.60%  0.85% to 1.55%   -0.50% to 0.80%
          2005                                  7,715   9.97 to 10.06        $77,284       2.94%  0.95% to 1.55%   0.29% to 0.56%

    Large Company Value Fund
          2007                                 67,480  11.42 to 12.13       $799,171       0.53%  0.85% to 1.55%  -3.99% to -2.28%
          2006                                 60,938  11.86 to 12.41       $743,780       0.01%  0.85% to 1.55%  17.41% to 18.64%
          2005                                 10,919  10.27 to 10.46       $113,823       3.51%  0.95% to 1.55%   3.45% to 4.59%

    Mid Cap Value Fund
          2007                                 30,139  11.39 to 12.46       $367,775       0.63%  0.85% to 1.55%  -4.56% to -3.35%
          2006                                 21,030  11.90 to 12.89       $267,706       0.79%  0.85% to 1.55%  17.91% to 19.02%
          2005                                  3,795  10.27 to 10.46        $40,885       1.09%  0.95% to 1.55%   7.22% to 8.27%

    Ultra Fund
          2007                                 55,104  11.01 to 11.55       $619,200       0.00%  0.85% to 1.55%  17.61% to 19.69%
          2006                                  7,722   9.34 to 9.70         $73,873       0.00%  0.85% to 1.55%  -4.89% to -4.27%
          2005                                 13,475  10.02 to 10.08       $135,615       0.00%  0.95% to 1.55%   0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
          2007                                 97,472  12.51 to 14.23     $1,377,476       0.65%  0.95% to 1.40%   10.63% to 11.86
          2006                                133,728  11.30 to 12.72     $1,696,625       0.48%  0.95% to 1.40%    7.97% to 9.09
          2005                                163,438  10.46 to 11.67     $1,904,433       0.44%  0.95% to 1.40%   5.39% to 6.56%
          2004                                170,766  10.59 to 11.00     $1,871,359       1.03%  0.95% to 1.40%  13.22% to 14.47%
          2003                                201,579   9.36 to 9.60      $1,934,761       0.61%  0.95% to 1.40%  21.85% to 23.19%

    Emerging Growth Series
          2007                                206,672  12.96 to 14.61     $2,983,687       0.00%  0.95% to 1.40%  18.41% to 19.73%
          2006                                275,180  10.95 to 12.17     $3,331,261       0.00%  0.95% to 1.40%   5.49% to 6.55%
          2005                                321,093  10.38 to 11.55     $3,658,112       0.00%  0.95% to 1.40%   6.72% to 7.90%
          2004                                397,637   9.73 to 10.63     $4,209,271       0.00%  0.95% to 1.40%  10.43% to 11.65%
          2003                                442,493   8.81 to 9.54      $4,210,784       0.00%  0.95% to 1.40%  27.30% to 28.71%

    Investors Trust Series
          2007                                 66,818  12.46 to 13.74       $877,160       0.82%  0.95% to 1.40%   7.79% to 8.99%
          2006                                 83,070  11.55 to 14.49     $1,002,513       0.46%  0.95% to 1.40%  10.35% to 11.69%
          2005                                 90,789  10.46 to 11.29       $983,202       0.52%  0.95% to 1.40%   4.86% to 6.01%
          2004                                 97,695  10.21 to 10.65       $999,679       0.60%  0.95% to 1.40%   8.86% to 10.07%
          2003                                103,106   9.30 to 9.67        $960,505       0.61%  0.95% to 1.40%  19.37% to 20.68%

    New Discovery Series
          2007                                149,180  10.48 to 21.82     $2,897,525       0.00%  0.95% to 1.40%   -0.19% to 1.28%
          2006                                172,674  10.50 to 21.58     $3,301,036       0.00%  0.95% to 1.40%  10.67% to 11.81%
          2005                                198,635   9.65 to 19.33     $3,468,007       0.00%  0.95% to 1.40%   2.91% to 4.04%
          2004                                243,439   9.38 to 18.63     $4,112,196       0.00%  0.95% to 1.40%   4.05% to 5.20%
          2003                                230,657   9.06 to 17.74     $3,800,017       0.00%  0.95% to 1.40%  30.73% to 32.17%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
          2007                                530,985  11.79 to 19.30     $8,648,953       1.30%  0.95% to 1.40%   0.97% to 2.45%
          2006                                498,240  11.31 to 18.93     $8,238,862       1.28%  0.95% to 1.40%  11.66% to 12.93%
          2005                                484,687  10.12 to 16.36     $7,029,244       0.97%  0.95% to 1.40%   1.16% to 2.27%
          2004                                463,256  11.00 to 16.06     $6,785,235       0.91%  0.95% to 1.40%  10.36% to 11.59%
          2003                                338,512  10.42 to 14.47     $4,795,295       0.65%  0.95% to 1.40%  29.12% to 30.55%

    Mid-Cap Value Portfolio
          2007                              1,028,146  10.78 to 25.79    $18,972,002       0.44%  0.95% to 1.40%  -2.65% to -0.38%
          2006                              1,081,769  11.10 to 26.00    $20,205,528       0.62%  0.95% to 1.40%   8.76% to 11.19%
          2005                                990,923  10.18 to 23.50    $17,624,110       0.50%  0.95% to 1.40%   5.40% to 7.20%
          2004                                701,769  11.92 to 21.78    $12,518,427       0.35%  0.95% to 1.40%  19.95% to 22.56%
          2003                                367,886  11.15 to 18.00     $6,333,734       1.61%  0.95% to 1.40%  22.18% to 24.28%

   Lord Abbett Series Fund, Inc.
    International Portfolio
          2007                                868,676  14.22 to 26.86    $18,245,167       1.07%  0.95% to 1.40%   1.42% to 3.74%
          2006                                604,646  13.98 to 25.76    $11,995,450       0.65%  0.95% to 1.40%  25.76% to 27.87%
          2005                                132,106  11.00 to 18.01     $1,794,133       0.00%  0.95% to 1.40%  23.33% to 25.44%
          2004                                 64,960   8.95 to 14.36       $667,361       0.15%  0.95% to 1.40%  17.54% to 20.77%
          2003                                 38,428   7.41 to 12.02       $312,400       1.71%  0.95% to 1.40%  38.96% to 41.34%

   Alger American Fund
    Growth Portfolio
          2007                              1,377,460   8.75 to 17.38    $16,684,566       0.35%  0.95% to 1.40%  16.09% to 18.81%
          2006                              1,266,890   7.40 to 14.97    $13,115,819       0.11%  0.95% to 1.40%   1.90% to 4.17%
          2005                                858,105   7.13 to 14.47     $8,175,898       0.21%  0.95% to 1.40%   9.39% to 10.98%
          2004                                433,510   6.63 to 13.13     $3,435,637       0.00%  0.95% to 1.40%   2.99% to 6.81%
          2003                                290,474   6.21 to 9.31      $1,959,549       0.00%  0.95% to 1.40%  32.42% to 33.88%

    MidCap Growth Portfolio
          2007                                743,382  13.76 to 23.26    $11,743,356       4.66%  0.95% to 1.40%  27.33% to 30.31%
          2006                                635,555  10.63 to 17.97     $7,711,018       0.00%  0.95% to 1.40%   6.74% to 9.08%
          2005                                533,733   9.78 to 16.59     $5,892,219       0.00%  0.95% to 1.40%   7.23% to 8.79%
          2004                                425,748   9.09 to 15.36     $4,209,562       0.00%  0.95% to 1.40%  10.36% to 12.10%
          2003                                354,611   8.11 to 10.66     $2,972,166       0.00%  0.95% to 1.40%  44.80% to 46.40%

   Alger American Fund (continued)
    Leveraged AllCap Portfolio
          2007                                674,353  10.04 to 22.28     $8,498,018       0.00%  0.95% to 1.40%  30.35% to 32.27%
          2006                                442,733   7.62 to 17.01     $4,039,989       0.00%  0.95% to 1.40%  16.48% to 18.18%
          2005                                450,044   6.48 to 11.64     $3,306,488       0.00%  0.95% to 1.40%  11.74% to 13.37%
          2004                                423,655   5.75 to 10.24     $2,713,011       0.00%  0.95% to 1.40%   5.62% to 7.16%
          2003                                491,299   5.39 to 9.15      $2,811,775       0.00%  0.95% to 1.40%  31.53% to 33.45%

    Small Capitalization Portfolio
          2007                                340,860  10.22 to 24.74     $4,424,080       0.00%  0.85% to 1.45%  14.16% to 16.13%
          2006                                362,386   8.84 to 21.19     $4,086,459       0.00%  0.85% to 1.45%  16.94% to 18.87%
          2005                                318,223   7.47 to 14.20     $2,904,163       0.00%  0.95% to 1.40%  13.83% to 15.78%
          2004                                248,749   6.51 to 12.26     $1,934,269       0.00%  0.95% to 1.40%  13.51% to 15.42%
          2003                                217,497   5.64 to 10.62     $1,410,934       0.00%  0.95% to 1.40%  38.63% to 41.00%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2006                                 35,627   9.09 to 9.73        $338,904       0.00%  0.95% to 1.40%  -1.29% to -0.10%
          2005                                 24,213   9.27 to 9.74        $232,495       0.00%  0.95% to 1.40%  -11.09 to -10.02%
          2004                                 30,956  10.48 to 10.83       $332,424       0.00%  0.95% to 1.40%   8.10% to 9.41%
          2003                                  6,583   9.73 to 9.90         $65,030       2.42%  0.95% to 1.40%  36.75% to 38.26%

    Social Mid Cap Growth Portfolio
          2007                                 58,720  11.13 to 12.70       $713,931       0.00%  0.95% to 1.40%   7.54% to 9.12%
          2006                                 22,996  10.31 to 11.64       $255,320       0.00%  0.95% to 1.40%   4.56% to 5.91%
          2005                                 11,837   9.84 to 10.99       $123,445       0.00%  0.95% to 1.40%  -1.71% to -0.53%
          2004                                  5,460  10.70 to 11.05        $59,589       0.00%  0.95% to 1.40%   7.00% to 8.30%
          2003                                    544  10.02 to 10.20         $5,524       0.00%  0.95% to 1.40%  29.01% to 30.43%

    Social Equity Portfolio
          2007                                 46,530  12.09 to 13.55       $600,055       0.00%  0.95% to 1.40%   7.37% to 8.94%
          2006                                 40,666  11.22 to 12.44       $483,891       0.00%  0.95% to 1.40%   7.88% to 9.03%
          2005                                 23,375  10.40 to 11.41       $247,884       0.09%  0.95% to 1.40%   2.94% to 3.56%
          2004                                  5,295  10.84 to 11.02        $57,708       0.13%  0.95% to 1.40%   5.51% to 6.14%
          2003                                    521  10.34 to 10.38         $5,406       0.04%  0.95% to 1.40%  20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2007                                 85,547  10.61 to 11.97       $961,984       0.00%  0.95% to 1.40%   5.14% to 6.68%
          2006                                 26,981  10.09 to 11.34       $289,421       0.00%  0.95% to 1.40%   8.23% to 9.42%
          2005                                 14,406   9.48 to 10.33       $139,987       0.00%  0.95% to 1.40%   0.11% to 1.21%
          2004                                 17,918   9.47 to 9.99        $172,341       0.00%  0.95% to 1.40%   2.50% to 3.64%
          2003                                  7,213   9.24 to 9.41         $67,333       0.00%  0.95% to 1.40%  42.35% to 43.92%

    Utilities Fund
          2007                                303,759  16.20 to 24.30     $6,135,773       2.07%  0.95% to 1.40%  17.65% to 19.50%
          2006                                252,748  13.70 to 20.23     $4,339,663       3.79%  0.95% to 1.40%  22.49% to 24.24%
          2005                                218,949  11.14 to 16.60     $2,971,253       3.38%  0.95% to 1.40%  14.47% to 15.73%
          2004                                 57,462  11.80 to 12.16       $693,638       3.36%  0.95% to 1.40%  21.04% to 22.39%
          2003                                 20,520   9.83 to 9.93        $202,674       1.85%  0.95% to 1.40%  15.67% to 16.36%

    Financial Services Fund
          2007                                 95,694   9.25 to 11.78     $1,001,234       2.04%  0.95% to 1.40% -24.34% to -22.96%
          2006                                 84,044  12.14 to 14.34     $1,147,269       1.80%  0.95% to 1.40%  13.30% to 15.37%
          2005                                 60,203  10.63 to 12.43       $723,185       1.43%  0.95% to 1.40%   3.40% to 4.91%
          2004                                 55,098  10.32 to 11.85       $633,789       0.80%  0.95% to 1.40%   6.09% to 7.65%
          2003                                 46,512  10.68 to 11.01       $500,730       0.52%  0.95% to 1.40%  26.95% to 28.36%

    Global Health Care Fund
          2007                                124,466  12.05 to 13.25     $1,609,472       0.00%  0.95% to 1.40%   9.19% to 10.79%
          2006                                291,241  11.04 to 13.63     $3,414,611       0.00%  0.95% to 1.40%   2.79% to 4.22%
          2005                                197,687  10.74 to 13.17     $2,239,972       0.00%  0.95% to 1.40%   5.59% to 7.13%
          2004                                 88,390  10.14 to 10.85       $946,167       0.00%  0.95% to 1.40%   5.01% to 6.55%
          2003                                 51,706   9.75 to 10.24       $524,042       0.00%  0.95% to 1.40%  25.19% to 26.58%

   AIM Variable Insurance Funds (continued)
    Basic Value Fund
          2007                                 24,577  10.25 to 10.53       $258,682       0.69%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Global Real Estate Fund
          2007                                 27,052  11.54 to 11.89       $317,227      12.65%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Growth Fund
          2007                                 48,217  12.09 to 12.43       $594,141       0.67%  0.85% to 1.45%  12.00% to 12.68%
          2006                                  9,134  10.99 to 11.03       $100,464       1.76%  0.85% to 1.45%   9.90% to 10.30%

    Mid Cap Core Equity Fund
          2007                                 21,260  10.93 to 11.20       $235,811       0.10%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   LEVCO Series Trust
    Equity Value Fund
          2005                                    206       11.19             $2,307       0.09%  0.85% to 1.45%        6.98%
          2004                                    207       10.46             $2,169       1.65%  0.85% to 1.45%       12.15%
          2003                                    208       9.35              $1,944       1.79%  0.95% to 1.55%       25.54%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2007                                598,326   9.87 to 11.86     $6,732,587       7.16%  0.95% to 1.40%   -1.14% to 0.36%
          2006                                563,408  10.14 to 11.81     $6,330,747       3.64%  0.95% to 1.40%   1.59% to 3.14%
          2005                                352,160   9.97 to 11.45     $3,847,233       2.71%  0.95% to 1.40%   0.38% to 1.84%
          2004                                140,047  10.22 to 11.25     $1,543,797       2.43%  0.95% to 1.40%   1.81% to 3.30%
          2003                                 30,003  10.68 to 10.89       $325,639       0.41%  0.95% to 1.40%   1.61% to 2.74%

    Small Company Portfolio
          2007                                 91,537  10.39 to 17.47     $1,210,599       0.01%  0.95% to 1.40%  -8.70% to -6.57%
          2006                                 93,749  11.38 to 19.13     $1,364,533       0.00%  0.95% to 1.40%  11.21% to 13.89%
          2005                                 81,286  10.21 to 13.25     $1,046,207       0.00%  0.95% to 1.40%   0.72% to 2.44%
          2004                                 61,538  12.36 to 16.62       $782,569       0.00%  0.95% to 1.40%  23.84% to 25.96%
          2003                                  6,850   9.83 to 10.27        $70,024       0.00%  0.95% to 1.40%  32.43% to 34.69%

   Rydex Variable Trust
    Nova Fund
          2007                                135,619  11.92 to 17.59     $1,777,904       2.04%  0.95% to 1.40%   -1.29% to 0.16%
          2006                                 51,136  12.03 to 17.47       $668,932       1.49%  0.95% to 1.40%  16.88% to 18.17%
          2005                                 33,937  10.29 to 11.23       $378,434       0.29%  0.95% to 1.40%   1.86% to 2.99%
          2004                                 29,486  10.59 to 10.90       $320,069       0.06%  0.95% to 1.40%  12.29% to 13.54%
          2003                                 18,786   9.50 to 9.60        $180,338       0.00%  0.95% to 1.40%  37.05% to 37.88%

    OTC Fund
          2007                                 15,565  12.65 to 14.55       $217,537       0.09%  0.95% to 1.40%  15.01% to 16.70%
          2006                                  9,955  10.96 to 12.47       $121,670       0.00%  0.95% to 1.40%   3.59% to 4.79%
          2005                                 28,678  10.57 to 11.90       $330,607       0.00%  0.95% to 1.40%   -0.93% to 0.23%
          2004                                 18,438  10.67 to 11.88       $214,797       0.00%  0.95% to 1.40%   -2.18% to 8.31%
          2003                                  5,611  10.81 to 10.97        $61,229       0.00%  0.95% to 1.40%  42.83% to 44.04%

    U.S. Government Money Market Fund
          2007                                145,770   9.33 to 10.48     $1,483,977       8.83%  0.85% to 1.45%   0.76% to 2.85%
          2006                                165,366   9.26 to 10.19     $1,658,965       3.57%  0.85% to 1.45%   1.79% to 2.83%
          2005                                 31,496   9.51 to 9.91        $302,179       3.89%  0.95% to 1.40%   -0.05% to 1.05%
          2004                                 26,378   9.52 to 9.80        $253,699       0.01%  0.95% to 1.40%  -1.80% to -0.71%
          2003                              1,003,060   9.69 to 9.88      $9,803,585       0.00%  0.95% to 1.40%  -0.93% to -2.02%

   Rydex Variable Trust (continued)
    Inverse S&P 500 Fund
          2007                                182,056   5.76 to 8.73      $1,246,814       4.93%  0.95% to 1.40%  -1.38% to -0.13%
          2006                                157,517   5.84 to 8.12      $1,084,903       9.69%  0.95% to 1.40%  -9.21% to -8.38%
          2005                                 82,799   6.57 to 8.91        $625,625       0.00%  0.95% to 1.40%  -2.29% to -1.71%
          2004                                 21,808   7.65 to 9.10        $168,312       0.00%  0.95% to 1.40% -11.59% to -11.06%
          2003                                  4,840   8.66 to 8.74         $42,136       0.00%  0.95% to 1.40% -24.75% to -24.37%

    Inverse OTC Fund
          2007                                238,017   4.42 to 7.89      $1,214,853       3.21%  0.95% to 1.40% -13.22% to -12.13%
          2006                                208,961   5.09 to 9.07      $1,218,459       7.25%  0.95% to 1.40%  -3.26% to -2.48%
          2005                                155,500   5.37 to 6.04        $930,436       0.00%  0.95% to 1.40%   -0.28% to 0.32%
          2004                                 83,506   5.92 to 6.02        $498,864       0.00%  0.95% to 1.40% -13.19% to -12.67%
          2003                                  4,752   6.83 to 6.89         $32,595       0.19%  0.95% to 1.40% -38.27% to -37.96%

    Inverse Government Long Bond Fund
          2007                                 76,040   8.15 to 9.40        $644,345       5.18%  0.95% to 1.40%  -6.46% to -5.42%
          2006                                 61,292   8.46 to 10.05       $551,726       4.20%  0.95% to 1.40%   4.44% to 7.13%
          2005                                 58,952   8.10 to 9.48        $493,205       0.00%  0.95% to 1.40%  -8.35% to -6.13%
          2004                                 40,064   8.83 to 8.97        $358,892       1.19%  0.95% to 1.40% -11.67% to -10.25%

    Sector Rotation Fund
          2007                                136,715  14.59 to 17.13     $2,303,664       0.00%  0.95% to 1.40%  20.06% to 21.58%
          2006                                140,146  12.12 to 14.09     $1,947,239       0.00%  0.95% to 1.40%   9.50% to 10.34%
          2005                                 11,086  12.63 to 12.77       $140,761       0.00%  0.95% to 1.40%  12.08% to 12.64%
          2004                                  2,592  11.30 to 11.34        $29,334       0.00%  0.95% to 1.40%  13.02% to 13.39%

    Government Long Bond Advantage
          2007                                 15,471  10.61 to 11.11       $166,732       7.61%  0.95% to 1.40%   7.59% to 8.73%
          2006                                  3,918   9.86 to 10.22        $39,663       2.87%  0.95% to 1.40%  -6.45% to -4.04%
          2005                                  3,858  10.54 to 10.65        $40,972       2.72%  0.95% to 1.40%   5.37% to 6.52%

    Dynamic Dow Fund
          2007                                  7,487  12.13 to 12.45        $92,271       0.00%  0.85% to 1.45%   6.11% to 6.44%
          2006                                 10,619  11.56 to 11.65       $123,294       0.15%  0.85% to 1.45%  15.60% to 16.50%

    Dynamic OTC Fund
          2007                                  4,920  12.56 to 12.83        $62,621       0.00%  0.85% to 1.45%  24.95% to 26.16%
          2006                                 11,676  10.05 to 10.13       $117,882       0.08%  0.85% to 1.45%   0.50% to 1.30%

    Dynamic S&P 500 Fund
          2007                                  7,343  10.98 to 11.26        $81,498       0.00%  0.85% to 1.45%  -2.31% to -0.88%
          2006                                  1,654  11.24 to 11.32        $18,607       1.80%  0.85% to 1.45%  12.40% to 13.20%

    Inverse Dynamic Dow Fund
          2007                                200,044   7.49 to 7.67      $1,499,992       0.00%  0.85% to 1.45% -11.67% to -10.40%
          2006                                449,359   8.48 to 8.56      $3,811,981       2.95%  0.85% to 1.45% -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
          2007                                132,117  10.23 to 10.36     $1,359,264       8.34%  0.85% to 1.45%        2.32%
          2006                                 33,761  10.06 to 10.11       $340,470       2.16%  0.85% to 1.45%   0.60% to 1.10%

    Asia 30
          2007                                150,329  16.24 to 16.74     $2,480,188       0.10%  0.85% to 1.45%  43.14% to 45.83%
          2006                                 50,295  11.34 to 11.48       $576,421       0.01%  0.85% to 1.45%  13.40% to 14.80%

    Banks
          2007                                    874       7.55              $6,601       5.26%  0.85% to 1.45%       -33.71%
          2006                                    537       10.68             $5,728       0.01%  0.85% to 1.45%        6.80%

   ProFunds VP (continued)
    Basic Materials
          2007                                 43,055  12.44 to 12.80       $539,535       0.12%  0.85% to 1.45%  28.17% to 28.69%
          2006                                  2,610   9.89 to 9.92         $25,826       0.00%  0.85% to 1.45%  -1.10% to -0.80%

    Bear
          2007                                  6,311   9.14 to 9.30         $58,119       4.20%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Biotechnology
          2007                                  3,534   9.76 to 9.98         $34,638       0.00%  0.85% to 1.45%  -3.80% to -3.65%
          2006                                    138  10.15 to 10.16         $1,405       0.00%  0.85% to 1.45%   1.50% to 1.60%

    Bull
          2007                                 18,861  10.80 to 10.86       $204,524       0.14%  0.85% to 1.45%   0.83% to 0.98%
          2006                                 39,957  10.71 to 10.79       $429,651       0.00%  0.85% to 1.45%   7.10% to 7.90%

    Consumer Goods
          2007                                    706  11.44 to 11.51         $8,087       0.59%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Consumer Services
          2007                                    317   9.58 to 9.60          $3,046       0.00%  0.85% to 1.45% -10.70% to -10.57%
          2006                                    132  10.73 to 10.74         $1,405       0.00%  0.85% to 1.45%   7.30% to 7.40%

    Dow 30
          2007                                  1,191       12.41            $14,782       0.07%  0.85% to 1.45%       10.41%
          2006                                  7,995  11.21 to 11.27        $89,881       0.00%  0.85% to 1.45%  12.10% to 12.70%

    Emerging Markets
          2007                                118,105       10.08         $1,190,766       0.00%  0.85% to 1.45%         N/A

    Europe 30
          2007                                 10,092  11.42 to 11.75       $116,830       7.48%  0.85% to 1.45%  11.01% to 12.81%
          2006                                  7,425  10.30 to 10.41        $77,028       0.04%  0.85% to 1.45%   3.00% to 4.10%

    Falling U.S. Dollar
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Financials
          2007                                 65,277   8.54 to 8.71        $559,738       1.82%  0.85% to 1.45%       -21.32%
          2006                                  6,933  10.91 to 11.00        $75,657       0.00%  0.85% to 1.45%   9.10% to 10.00%

    Health Care
          2007                                100,227  10.91 to 11.24     $1,103,880       0.00%  0.85% to 1.45%        3.67%
          2006                                  7,016  10.63 to 10.69        $74,635       0.00%  0.85% to 1.45%   6.30% to 6.90%

    Industrials
          2007                                  3,516  10.77 to 11.08        $38,054       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Internet
          2007                                 17,586  10.58 to 10.89       $186,420       1.62%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Japan
          2007                                 20,635   9.11 to 9.16        $188,086      20.73%  0.85% to 1.45% -11.81% to -11.50%
          2006                                 15,982  10.25 to 10.36       $165,495       0.00%  0.85% to 1.45%   2.50% to 3.60%

    Large-Cap Growth
          2007                                 46,285  10.90 to 11.21       $514,296       0.00%  0.85% to 1.45%        4.88%
          2006                                  2,895       10.62            $30,738       0.00%  0.85% to 1.45%        6.20%

   ProFunds VP (continued)
    Large-Cap Value
          2007                                  8,203  10.66 to 10.75        $87,644       0.43%  0.85% to 1.45%  -1.80% to -1.40%
          2006                                 26,930  10.81 to 10.91       $292,871       0.00%  0.85% to 1.45%   8.10% to 9.10%

    Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Mid-Cap Growth
          2007                                 71,363  10.38 to 10.71       $752,104       0.00%  0.85% to 1.45%   9.36% to 9.52%
          2006                                  2,318   9.67 to 9.68         $22,439       0.00%  0.85% to 1.45%  -3.30% to -3.20%

    Mid-Cap Value
          2007                                 24,955   9.73 to 10.01       $247,603       1.86%  0.85% to 1.45%  -2.18% to -1.04%
          2006                                  3,903   9.96 to 10.04        $39,179       0.04%  0.85% to 1.45%   -0.40% to 0.40%

    Money Market
          2007                              1,181,204  10.03 to 10.42    $12,092,204       6.23%  0.85% to 1.45%   0.17% to 2.31%
          2006                                 99,346  10.03 to 10.17     $1,002,360       3.25%  0.85% to 1.45%   0.30% to 1.70%

    Oil & Gas
          2007                                167,537  13.13 to 13.50     $2,224,050       0.00%  0.85% to 1.45%  28.93% to 29.97%
          2006                                  5,479  10.28 to 10.33        $56,387       0.00%  0.85% to 1.45%   2.80% to 3.30%

    NASDAQ-100
          2007                                 13,106  11.55 to 11.85       $151,767       0.00%  0.85% to 1.45%       15.34%
          2006                                  5,715  10.16 to 10.21        $58,096       0.00%  0.85% to 1.45%   1.60% to 2.10%

    Pharmaceuticals
          2007                                  1,287  10.92 to 10.95        $14,064       2.96%  0.85% to 1.45%        0.38%
          2006                                    223       10.91             $2,437       0.01%  0.85% to 1.45%        9.10%

    Precious Metals
          2007                                 92,297  10.18 to 10.44       $953,254       1.84%  0.85% to 1.45%  19.24% to 20.14%
          2006                                  6,556   8.60 to 8.64         $56,464       0.00%  0.85% to 1.45% -14.00% to -13.60%

    Real Estate
          2007                                 15,376   9.21 to 9.42        $142,186       1.79%  0.85% to 1.45%  -21.81 to -21.13%
          2006                                 11,739  11.87 to 11.95       $139,592       1.09%  0.85% to 1.45%   18.70 to 19.50%

    Rising Rates Opportunity
          2007                                  7,056   8.41 to 8.65         $60,495      64.55%  0.85% to 1.45%  -7.04% to -6.66%
          2006                                  2,270   9.25 to 9.27         $20,989       0.03%  0.85% to 1.45%  -7.50% to -7.30%

    Semiconductor
          2007                                    172       9.48              $1,633       0.00%  0.85% to 1.45%        4.81%
          2006                                  4,950   9.02 to 9.06         $44,681       0.00%  0.85% to 1.45%  -9.80% to -9.40%

    Short Dow 30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Emerging Markets
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short NASDAQ-100
          2007                                 18,685   8.45 to 8.62        $160,943       3.48%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Small-Cap
          2007                                    764       9.90              $7,560       4.16%  0.85% to 1.45%        1.78%
          2006                                  5,483   9.73 to 9.80         $53,546       0.00%  0.85% to 1.45%  -2.70% to -2.00%

   ProFunds VP (continued)
    Small-Cap
          2007                                  3,000   9.53 to 9.71         $28,846       0.12%  0.85% to 1.45%  -4.79% to -4.16%
          2006                                 85,977   9.97 to 10.07       $861,558       0.00%  0.85% to 1.45%   -0.30% to 0.70%

    Small-Cap Growth
          2007                                 14,157   9.77 to 10.01       $140,143       0.00%  0.85% to 1.45%       -1.83%
          2006                                    359       9.73              $3,498       0.00%  0.85% to 1.45%       -2.70%

    Small-Cap Value
          2007                                  6,005   9.08 to 9.29         $55,558       0.00%  0.85% to 1.45%  -10.12% to -9.02%
          2006                                 10,525  10.12 to 10.20       $107,255       0.00%  0.85% to 1.45%   1.20% to 2.00%

    Technology
          2007                                 74,806  11.39 to 11.72       $856,280       0.00%  0.85% to 1.45%  11.29% to 12.26%
          2006                                  6,585  10.29 to 10.38        $67,807       0.00%  0.85% to 1.45%   2.90% to 3.80%

    Telecommunications
          2007                                  3,528  12.35 to 12.57        $44,174       0.81%  0.85% to 1.45%  12.35% to 12.57%
          2006                                  4,786  11.76 to 11.86        $56,344       0.01%  0.85% to 1.45%  17.60% to 18.60%

    U.S. Government Plus
          2007                                  5,126  11.82 to 11.90        $60,715       2.74%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraBull
          2007                                 26,414  11.04 to 11.28       $293,661       0.79%  0.85% to 1.45%  -1.60% to -0.71%
          2006                                 12,179  11.25 to 11.31       $137,179       0.00%  0.85% to 1.45%  12.50% to 13.10%

    UltraMid-Cap
          2007                                 30,158   9.65 to 9.93        $295,434       2.52%  0.85% to 1.45%   2.82% to 4.12%
          2006                                 95,330   9.36 to 9.47        $897,937       0.00%  0.85% to 1.45%  -6.40% to -5.30%

    UltraNASDAQ-100
          2007                                173,463  12.46 to 12.87     $2,200,943       0.00%  0.85% to 1.45%       25.74%
          2006                                  1,805       10.10            $18,224       0.00%  0.85% to 1.45%        1.00%

    UltraShort Dow30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraShort NASDAQ-100
          2007                                    833       9.80              $8,165       0.00%  0.85% to 1.45%         N/A

    UltraSmall-Cap
          2007                                 35,465   8.36 to 8.57        $299,996       0.47%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Utilities
          2007                                 11,379  13.13 to 13.51       $150,868       0.47%  0.85% to 1.45%  12.53% to 13.61%
          2006                                 46,487  11.72 to 11.82       $545,070       0.00%  0.85% to 1.45%  17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2007                                528,838  13.80 to 48.54    $20,156,629       0.10%  0.85% to 1.45%  40.76% to 43.98%
          2006                                394,139   9.86 to 33.95    $11,138,867       0.06%  0.85% to 1.45%  -1.40% to 23.33%
          2005                                277,847  13.55 to 27.72     $6,443,636       0.16%  0.95% to 1.40%  48.61% to 50.24%
          2004                                 99,218  12.45 to 16.61     $1,586,192       0.22%  0.95% to 1.40%  21.46% to 22.80%
          2003                                 28,092  11.00 to 13.52       $367,790       0.11%  0.95% to 1.40%  42.14% to 43.71%

    Worldwide Emerging Markets Fund
          2007                                238,513  22.03 to 46.28     $8,978,925       0.39%  0.95% to 1.40%  33.06% to 36.31%
          2006                                273,734  16.34 to 34.19     $7,680,258       0.37%  0.95% to 1.40%  36.22% to 38.20%
          2005                                 89,776  11.95 to 24.92     $1,851,439       0.42%  0.95% to 1.40%  29.33% to 30.75%
          2004                                 35,114  12.10 to 16.04       $556,621       0.19%  0.95% to 1.40%  23.33% to 24.70%
          2003                                  6,647  12.71 to 12.86        $85,231       0.83%  0.95% to 1.40%  51.07% to 52.73%

   Van Eck Worldwide Insurance Trust
    (continued)
    Worldwide Bond Fund
          2007                                 34,174  10.83 to 14.72       $474,634       4.86%  0.95% to 1.40%   7.47% to 8.67%
          2006                                 28,977  10.07 to 13.55       $362,344       6.62%  0.95% to 1.40%   4.35% to 5.53%
          2005                                 21,599   9.67 to 12.84       $269,269       5.99%  0.95% to 1.40%  -4.99% to -3.95%
          2004                                 16,272  10.78 to 13.37       $215,311       3.08%  0.95% to 1.40%   6.93% to 8.12%
          2003                                  3,943  12.20 to 12.37        $48,670       0.00%  0.95% to 1.40%  15.77% to 17.05%

    Worldwide Real Estate Fund
          2007                                183,261  11.44 to 28.65     $3,480,080       0.99%  0.95% to 1.40%  -2.45% to -0.07%
          2006                                125,028  11.50 to 28.67     $2,673,648       1.14%  0.95% to 1.40%  28.15% to 29.68%
          2005                                 87,065  12.01 to 22.11     $1,822,059       2.00%  0.95% to 1.40%  18.56% to 19.87%
          2004                                 72,114  12.65 to 18.44     $1,317,507       0.41%  0.95% to 1.40%  33.44% to 34.92%
          2003                                 11,826  13.50 to 13.67       $161,110       0.00%  0.95% to 1.40%  31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2007                                 40,934  12.44 to 17.12       $672,799       0.00%  0.95% to 1.40%   6.16% to 7.72%
          2006                                 32,765  11.67 to 15.90       $501,607       2.07%  0.95% to 1.40%   5.90% to 7.07%
          2005                                 19,694  11.02 to 14.85       $287,883       0.71%  0.95% to 1.40%  10.06% to 11.27%
          2004                                 12,798  10.88 to 13.35       $169,492       0.90%  0.95% to 1.40%   9.66% to 10.88%
          2003                                  2,291  11.96 to 12.03        $27,500       0.52%  0.95% to 1.40%  19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2007                              2,778,423  10.46 to 11.84    $31,782,014       5.12%  0.85% to 1.45%   4.88% to 7.71%
          2006                              2,349,280   9.97 to 10.99    $25,087,201       4.46%  0.85% to 1.45%   0.20% to 2.90%
          2005                              1,423,526   9.93 to 10.68    $14,845,904       3.60%  0.95% to 1.40%   0.02% to 1.48%
          2004                                536,842  10.27 to 10.53     $5,595,939       1.90%  0.95% to 1.40%   2.39% to 3.89%
          2003                                116,643  10.06 to 10.13     $1,179,472       3.59%  0.95% to 1.40%   0.58% to 1.32%

    Low Duration Portfolio
          2007                                119,635   9.77 to 11.05     $1,283,734       4.81%  0.85% to 1.45%   3.54% to 6.34%
          2006                                 74,616   9.43 to 10.39       $758,175       3.83%  0.85% to 1.45%   0.32% to 2.97%
          2005                                 74,785   9.40 to 10.09       $743,875       2.85%  0.95% to 1.40%   -1.03% to 0.06%
          2004                                 57,054   9.90 to 10.09       $569,018       1.79%  0.95% to 1.40%   -0.22% to 0.88%
          2003                                 12,373   9.92 to 10.00       $123,317       0.67%  0.95% to 1.40%  19.57% to 20.36%

    High Yield Portfolio
          2007                                510,428  10.43 to 13.51     $6,565,689       7.48%  0.85% to 1.45%   0.07% to 2.52%
          2006                                370,875  10.72 to 13.18     $4,747,553       6.64%  0.85% to 1.45%   5.51% to 8.03%
          2005                                235,670  10.10 to 12.20     $2,811,545       6.20%  0.95% to 1.40%   0.69% to 3.13%
          2004                                268,133  10.76 to 11.83     $3,124,701       5.13%  0.95% to 1.40%   5.18% to 8.50%
          2003                                214,024  10.82 to 10.90     $2,328,621       1.93%  0.95% to 1.40%   8.22% to 9.01%

    Real Return Portfolio
          2007                                288,934  10.78 to 12.53     $3,493,905       4.69%  0.85% to 1.45%   6.97% to 9.58%
          2006                                245,471   9.94 to 11.44     $2,744,513       4.11%  0.85% to 1.45%  -2.60% to -0.26%
          2005                                214,050  10.07 to 11.47     $2,409,086       2.77%  0.95% to 1.40%   0.02% to 1.13%
          2004                                121,145  10.59 to 11.34     $1,362,695       1.20%  0.95% to 1.40%   6.70% to 7.88%
          2003                                 35,875  10.46 to 10.50       $375,938       2.62%  0.95% to 1.40%   4.32% to 5.09%

    All Asset Portfolio
          2007                                    931       11.48            $10,693       7.45%  0.85% to 1.45%         N/A

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
          2007                                369,447   8.15 to 9.83      $3,526,618       1.06%  0.85% to 1.45% -19.17% to -17.28%
          2006                                260,126   9.90 to 11.88     $3,021,598       1.29%  0.85% to 1.45%   8.75% to 11.13%
          2005                                125,686  10.07 to 10.69     $1,330,567       0.45%  0.95% to 1.40%   4.00% to 6.86%

    Growth and Income Fund
          2007                                 45,450  12.04 to 12.69       $571,961       1.94%  0.95% to 1.40%   -0.53% to 0.53%
          2006                                 41,128  12.10 to 12.63       $516,031       1.88%  0.95% to 1.40%  20.16% to 21.56%
          2005                                 20,851  10.07 to 10.39       $216,287       1.78%  0.95% to 1.40%   3.57% to 3.93%

    Mid Cap Value Fund
          2007                                160,330  12.47 to 13.34     $2,104,830       1.22%  0.95% to 1.40%   0.74% to 2.22%
          2006                                 52,003  12.33 to 13.06       $670,680       1.39%  0.95% to 1.40%  13.85% to 15.17%
          2005                                 18,194  10.83 to 11.31       $202,882       0.71%  0.95% to 1.40%  12.46% to 13.40%

   Nueberger Berman Advisors Management Trust
    Fasciano Portfolio
          2007                                 20,560  10.46 to 10.70       $217,365       0.00%  0.95% to 1.40%  -1.19% to -0.44%
          2006                                 20,730  10.51 to 10.74       $220,995       0.00%  0.95% to 1.40%   3.52% to 4.17%
          2005                                 17,612  10.21 to 10.31       $183,670       0.37%  0.95% to 1.40%   2.09% to 3.05%

    Mid-Cap Growth Portfolio
          2007                                 94,100  14.96 to 15.67     $1,460,282       0.00%  0.95% to 1.40%  19.29% to 21.04%
          2006                                 20,875  12.49 to 12.95       $268,275       0.00%  0.95% to 1.40%  12.22% to 13.70%
          2005                                  3,139  11.13 to 11.39        $35,486       0.00%  0.95% to 1.40%  13.49% to 13.89%

    Regency Portfolio
          2007                                172,535  10.37 to 12.65     $2,132,570       0.13%  0.95% to 1.40%   0.84% to 2.32%
          2006                                 15,041  10.18 to 12.36       $182,975       1.57%  0.95% to 1.40%   8.92% to 10.16%
          2005                                  7,035  11.10 to 11.22        $81,016       0.07%  0.95% to 1.40%  11.03% to 12.24%

   Premier VIT
    OpCap Small Cap Portfolio
          2007                                 26,701  10.33 to 12.44       $312,404       0.00%  0.95% to 1.40%  -1.82% to -0.38%
          2006                                 22,835  10.41 to 12.62       $250,243       0.00%  0.95% to 1.40%  21.70% to 23.26%
          2005                                    867   9.54 to 9.55          $8,790       0.00%  0.95% to 1.40%   0.53% to 0.63%

    OpCap Renaissance Portfolio
          2007                                  1,103  10.87 to 11.04        $12,103       0.02%  0.95% to 1.40%   4.52% to 5.05%
          2006                                212,871  10.30 to 10.80     $2,230,227       0.01%  0.95% to 1.40%   8.99% to 10.58%
          2005                                  3,085  10.05 to 10.37        $29,448       0.00%  0.95% to 1.40%  -4.62% to -4.53%

   Credit Suisse Trust
    Global Small Cap Portfolio
          2007                                  4,884   9.06 to 9.38         $45,218       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Large Cap Value Portfolio
          2007                                 11,248  10.92 to 11.14       $124,730       1.37%  0.85% to 1.45%  -0.39% to -0.19%
          2006                                 12,031  11.12 to 11.16       $133,890       0.10%  0.85% to 1.45%  11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
          2007                                  7,692  11.36 to 11.75        $89,543       1.64%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Value Portfolio
          2007                                 22,091  10.55 to 10.85       $237,667       0.41%  0.85% to 1.45%   1.70% to 1.86%
          2006                                  3,756  10.56 to 10.57        $39,687       0.00%  0.85% to 1.45%   5.60% to 5.70%

    Socially Responsible Growth Fund
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Direxion Insurance Trust
    Managed Bond Fund
          2007                                 73,715   9.82 to 10.08       $730,031       2.40%  0.85% to 1.45%  -1.87% to -0.78%
          2006                                  8,160  10.06 to 10.14        $82,642       0.47%  0.85% to 1.45%   0.60% to 1.40%

    All-Cap Equity Fund
          2007                                220,319   9.69 to 9.95      $2,156,412       0.47%  0.85% to 1.45%   0.00% to -1.12%
          2006                                 44,013   9.74 to 9.81        $430,616       0.03%  0.85% to 1.45%  -2.60% to -1.90%

    HY Bond Fund
          2007                                 47,580   9.69 to 9.85        $464,137       3.24%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
          2007                                  5,355  10.70 to 10.84        $57,681       1.91%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
          2007                                 12,845  11.15 to 11.26       $143,678       9.00%  0.85% to 1.45%   4.12% to 4.28%
          2006                                  1,780  10.71 to 10.72        $19,084       0.00%  0.85% to 1.45%   7.10% to 7.20%

    Emerging Markets Equity Portfolio
          2007                                 24,876  14.92 to 15.37       $376,592       0.62%  0.85% to 1.45%  37.46% to 38.29%
          2006                                 19,866  11.04 to 11.11       $220,426       0.02%  0.85% to 1.45%  10.40% to 11.10%

    Mid Cap Growth Portfolio
          2007                                 20,574  11.64 to 11.97       $244,319       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Mid Cap Value Portfolio
          2007                                  1,457  11.28 to 11.49        $16,485       0.42%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Real Estate Portfolio
          2007                                 13,796   9.82 to 10.10       $138,157       0.83%  0.85% to 1.45% -19.04% to -18.92%
          2006                                  8,191  12.29 to 12.36       $100,767       0.00%  0.85% to 1.45%  22.90% to 23.60%

    Northern Lights Variable Trust
      Critical Math Portfolio
          2007                              1,707,612   9.57 to 9.61     $16,411,138       0.00%  0.85% to 1.45%         N/A

        * The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


        ** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                                     Part C

                                OTHER INFORMATION

Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits:

     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate
          Account C  (1)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

          (b) Registered Representative Contract  (1)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (6)
          (b) Form of the Extra Credit Rider (6)
          (c) Form of the Estate Planning Rider (5)
          (d) Form of the Shortened CDSC Rider (6)
          (e) Form of the Five for Life Plus Rider (6)
          (f) Form of the GMDB Plus Rider (6)
          (g) Form of the GMIB Plus Rider (6)
          (h) Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

     (5)  (a)Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

     (6)   (a)Articles of Incorporation of Midland National Life Insurance Company (1)

          (b) By-laws of Midland National Life Insurance Company  (1)

     (7)  Not Applicable

     (8)   (a)Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (1)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (3)

          (c) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors. (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset
              Management, LLC. (7)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation.
              (7)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset
              Management, LLC. (7)

          (g) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex
              Investments. (7)

          (h) Form of Participation Agreement between Midland National Life Insurance Company and Morgan Stanley
              Investment Management, Inc. (7)

          (i) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (8)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable
              Insurance Trust.  (9)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC. (10)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (9)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation. (11)

          (n) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (3)

          (o) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (12)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (13)

          (q) Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC.
              (14)


          (r) AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life
              Insurance Company and A I M Investment Services, Inc.   (16)

          (s) Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

          (t) Shareholder Information Agreement between Midland National Life Insurance Company and American Century
              Investment Services, Inc.   (16)


          (u) Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit Suisse Asset
              Management Securities, Inc.   (17)

          (v) Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and DireXion
              Funds.   (17)

          (w) Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and The Dreyfus
              Service Corporation.  (17)


          (x) Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (16)

          (y) Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Allianz
              Global Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.  (16)

          (z) Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

          (aa) Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck Securities
               Corporation.  (16)


          (bb) Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life Insurance
               Company and Van Kampen Funds, Inc.  (17)

          (cc) Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland National Life
               Insurance Company and Morgan Stanley Distributors Inc.  (17)


     (9)  (a) Opinion and Consent of Counsel (17)
          (b) Power of Attorney (17)

     (10) (a) Consent of Sutherland, Asbill & Brennan, LLP (17)
          (b) Consent of Independent Registered Public Accounting Firm (17)


     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (3)

----------------------

(1)    Incorporated herein by reference to Post-Effective Amendment No. 4 on April 29, 1997 for Form N-4 (File No. 33-64016).
(2)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No. 333-71800).
(3)    Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No. 333-71800).
(4)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No. 333-108437)
(5)    Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No. 333-71800)
(6)    Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (333-128910)
(7)    Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 11, 2006 for Form N-4 (File No.
       333-128910)
(8)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No.
       333-14061)
(9)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)
(10)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)
(11)   Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No.
       333-71800)
(12)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No.
       333-108437)
(13)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)
(14)   Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No. 333-128910)
(15)      Incorporated herein by reference to Post-Effective Amendment No. 4 on April 27, 2007 on Form N-4 (File No.
       333-128910)

(16)      Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No.
       333-108437)
(17)   Filed herewith
(18)   To be filed by amendment

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                  Position and Offices with Depositor
--------------------------------------------------------------------- -----------------------------------------------------

Michael M. Masterson............................................      Chief Executive Officer - Chairman

--------------------------------------------------------------------- -----------------------------------------------------

John J. Craig II................................................      Senior Vice President and Chief Financial Officer -
                                                                      Director

--------------------------------------------------------------------- -----------------------------------------------------

Robert W. Korba.................................................      Director

--------------------------------------------------------------------- -----------------------------------------------------
David E. Sams...................................................      Director
--------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier.............................................      President and Chief Operating Officer - Director
--------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.....................................         Senior Vice President - Legal
--------------------------------------------------------------------- -----------------------------------------------------

Donald T. Lyons**                                                     Senior Vice President and Corporate Actuary

--------------------------------------------------------------------- -----------------------------------------------------

Melody R.J. Jensen...........................................         Vice President, General Counsel and Secretary

--------------------------------------------------------------------- -----------------------------------------------------

Thomas C. Stavropoulos***                                             Vice President and Chief Compliance Officer

--------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***...............................................      Senior Vice President and Chief Information Officer
--------------------------------------------------------------------- -----------------------------------------------------

Esfandyar E. Dinshaw**..........................................      President, Annuity Division  - Director

--------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder..................................................      Vice President, Administration
--------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan..............................................      Vice President, New Business and Underwriting
--------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer................................................      Vice President, Product Development
--------------------------------------------------------------------- -----------------------------------------------------

Robert R. Tekolste**............................................      Senior Vice President, Operations - Annuity
                                                                      Division

--------------------------------------------------------------------- -----------------------------------------------------

Teresa A. Silvius***............................................      Assistant Vice President - Variable Compliance &
                                                                      38a-1 CCO

--------------------------------------------------------------------- -----------------------------------------------------

Kevin S. Bachmann...............................................      Senior Vice President, Sales, and Chief Marketing
                                                                      Officer

--------------------------------------------------------------------- -----------------------------------------------------

Gregory S. Helms................................................      2nd Vice President, Policy Administration

--------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**....................................................      Senior Vice President and Chief Marketing Officer,
                                                                      Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------

Ronald J. Markway**.............................................      Vice President, New Business -- Annuity Division

--------------------------------------------------------------------- -----------------------------------------------------

Michael L. Yanacheak**..........................................      2nd Vice President, Product Development, Annuity
                                                                      Division

--------------------------------------------------------------------- -----------------------------------------------------

Teri L. Ross**..................................................      Assistant Vice President, Variable Annuity
                                                                      Services, Annuity Division

--------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks................................................      Assistant Vice President, Policy Administration
--------------------------------------------------------------------- -----------------------------------------------------
Randy D. Shaull.................................................      Associate Actuary, Product Development
--------------------------------------------------------------------- -----------------------------------------------------

 * Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines,
     IA 50266
*** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- -------------------------- -------------------------
                                                                                            Percent Of Voting
  Name                                                        Jurisdiction                   Securities Owned
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Capital, Inc.                                       Delaware                         100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                           100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  MH Imports, Inc.                                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Mykonos 6420 LP                                             Texas                           74.25% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------

  Richmond Holding Company, LLC
  Cancelled February 9, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Midland National Life Insurance Company (MNL)               Iowa                             100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  SFG Reinsurance Company                                     South Carolina                   100% by MNL
  ----------------------------------------------------------- -------------------------- -------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)

  Redomesticated from the State of Illinois to State of       Iowa                             100% by SFG
  Iowa September 27, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                        99% by NACOLAH
                                                                                                1% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  Parkway Holdings, Inc. (PHI)

  Merged into Parkway Mortgage, Inc. December 31, 2007

  ----------------------------------------------------------- -------------------------- -------------------------

  Parkway Mortgage, Inc.                                      Delaware                         100% by CISI

  ----------------------------------------------------------- -------------------------- -------------------------
  CH Holdings, Inc.

  Merged into Cathedral Hill Hotel, Inc. September 17,
  2007

  ----------------------------------------------------------- -------------------------- -------------------------

  Sammons Corporation                                         Delaware                         100% by CISI

  ----------------------------------------------------------- -------------------------- -------------------------
  Otter, Inc.                                                 Oklahoma                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Power Development, Inc. (SPDI)                      Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                         50% by SPDI
  ----------------------------------------------------------- -------------------------- -------------------------
  H2O Distribution, Inc.

  Merged into Cathedral Hill Hotel, Inc. December 11, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons CTP, Inc.                                           Pennsylvania                     100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons VPC, Inc.                                           Delaware                         100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Opus 5949 LLC                                               Texas                           75% by Sammons
                                                                                                VPC, Inc.
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons BW, Inc.                                            Delaware                         100%by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  TMIS, Inc.

  Merged into Sammons BW, Inc. December 27, 2007

  ----------------------------------------------------------- -------------------------- -------------------------

  Briggs ITD Corp.
  Dissolved December 31, 2007

  ----------------------------------------------------------- -------------------------- -------------------------

  Briggs Equipment Trust (BET)
  Merged into BEI, Inc. June 29, 2007

  ----------------------------------------------------------- -------------------------- -------------------------

  Briggs Equipment Mexico, Inc.                               Delaware                         100% by BEI

  ----------------------------------------------------------- -------------------------- -------------------------

  Briggs Equipment, Inc. (BEI)                                Delaware                         100% by CISI
  Incorporated June 25, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs International, Inc. (BII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment UK Limited                                 United Kingdom                   100% by BII
  ----------------------------------------------------------- -------------------------- -------------------------

  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                            99% by BEI
                                                                                                1% by BEMI

  ----------------------------------------------------------- -------------------------- -------------------------

  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                            99% by BEI
                                                                                                1% by BEMI

  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Construction Equipment, Inc.                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Crestpark LP, Inc.                                          Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Crestpark Holding, Inc.

  Merged into Cathedral Hill Hotel, Inc. December 31, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Venture Properties, Inc.                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Realty Corporation (SRC)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  SRI Ventures, LLC                                           Delaware                          99% by SRC
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Income Properties, Inc.                             Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GBH Venture Co., Inc.                                       Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GPI Ventures, LLC                                           Delaware                        100% by GPIRI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Tours, Inc.

  Merged into Cathedral Hill Hotel, Inc. October 22, 2007

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Securities, Inc. (SSI)                              Delaware                         100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Securities Company, L.L.C.                          Delaware                          50% by SSI
  ----------------------------------------------------------- -------------------------- -------------------------
  Herakles Investments, Inc. (HII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sponsor Investments, L.L.C.                                 Texas                             75% by HII
  ----------------------------------------------------------- -------------------------- -------------------------
  SG Reliant Investors, LLC                                   Delaware                        80% by NACOLAH
                                                                                              Ventures, LLC
  ----------------------------------------------------------- -------------------------- -------------------------

Item 27. Number of Contract Owners


As of March 31, 2008 --

          124  Non-Qualified
          83  Qualified


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                 ----------------------------------------------- -----------------------------------------
                 Name and Principal                              Positions and Offices with
                 Business Address*                               Sammons Securities Company, LLC
                 ----------------------------------------------- -----------------------------------------

                 Steve Palmitier                                 Chief Executive Officer
                 One Midland Plaza,

                 Sioux Falls, SD 57193-9991
                 ----------------------------------------------- -----------------------------------------
                 Jerome S. Rydell                                Vice-Chairman
                 ----------------------------------------------- -----------------------------------------
                 Michael Masterson                               Chairman
                 525 West Van Buren
                 Chicago, IL  60607
                 ----------------------------------------------- -----------------------------------------

                 John A. McClellan                               Chief Compliance Officer

                 ----------------------------------------------- -----------------------------------------

                 Kevin Bachmann                                  President and Chief Operating Officer
                 One Midland Plaza

                 Sioux Falls, SD  57193-9991
                 ----------------------------------------------- -----------------------------------------
                 Lisa S. Hoyne                                   Vice-President
                 One Midland Plaza,
                 Sioux Falls, SD 57193-9991
                 ----------------------------------------------- -----------------------------------------
                 Brandon D. Rydell                               Vice-President

                 ----------------------------------------------- -----------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

---------------------------- ------------------------- ------------------------ --------------------- ---------------------
            (1)                        (2)                       (3)                    (4)                   (5)
                                 Net Underwriting           Compensation
      Name of Principal           Discounts and                  on                   Brokerage                Other
        Underwriter                Commissions*              Redemption             Commissions          Compensation**
---------------------------- ------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities               $593,371                     0                      0                  $437,630
       Company, LLC

---------------------------- ------------------------- ------------------------ --------------------- ---------------------

*Represents commissions paid on Vector variable annuity contracts.   .

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland National,s variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of April, 2008.

                                                                By:  MIDLAND NATIONAL LIFE
                                                                     SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

                                                               By:  MIDLAND NATIONAL LIFE
                                                                    INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                  Title

/s/  *                                                     Chairman of the Board of Directors,
-------------------------------------                      Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                 (Principal Executive Officer)

/s/  *                                                     President
----------------------------------------------             Annuity Division
      Esfandyar E. Dinshaw

/s/  *                                                     Senior Vice President, Director
----------------------------------------------             Chief Financial Officer
      JOHN J. CRAIG, II                                    (Principal Financial Officer)

/s/  *                                                     Director, President and Chief Operating Officer
----------------------------------------------             Life Division
      STEVEN C. PALMITIER

/s/  *                                                    Senior Vice President,
----------------------------------------------            Corporate Actuary
      Donald T. Lyons

/s/  *                                                    Senior Vice President
----------------------------------------------            Legal
      STEPHEN P. HORVAT, JR.

/s/  *                                                    Director, President of Sammons Enterprises, Inc.
----------------------------------------------
      ROBERT W. KORBA

/s/  *                                                   Director
----------------------------------------------
      DAVID E. SAMS

*By:  /s/_______________________________________                Date:  April 25, 2008
                                                                       _______________
                   Teresa A. Silvius
                   Attorney-in-Fact
                   Pursuant to Power of Attorney

                                                    Registration No. 333-128910

                                                  Post-Effective Amendment No. 8



-----------------------------------------------------------------------------------------------------------------------------------

                                                   SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549


-----------------------------------------------------------------------------------------------------------------------------------



                                                             EXHIBITS

                                                                TO

                                                             FORM N-4

                                                      REGISTRATION STATEMENT

                                                               UNDER

                                                    THE SECURITIES ACT OF 1933

                                                                FOR

                                             MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                                                AND

                                              MIDLAND NATIONAL LIFE INSURANCE COMPANY



-----------------------------------------------------------------------------------------------------------------------------------



                                                           EXHIBIT INDEX

---------------------------- ----------------------------------------------------------------------------------------------
     Item                         Exhibit
---------------------------- ----------------------------------------------------------------------------------------------

     24(b)(8)(u)                  Form of Rule 22c-2 Shareholder Information Agreement between Midland National Life
                                  Insurance Company Credit Suisse Asset Management Securities, Inc.

---------------------------- ----------------------------------------------------------------------------------------------

     24(b)(8)(v)                  Form of Rule 22c-2 Shareholder Information Agreement between Midland National Life
                                  Insurance Company and DireXion Funds.

---------------------------- ----------------------------------------------------------------------------------------------

     24(b)(8)(w)                  Form of Rule 22c-2 Supplement to Participation agreement between Midland National
                                  Life Insurance Company and The Dreyfus Service Corporation.

---------------------------- ----------------------------------------------------------------------------------------------

     24(b)(8)(bb)                 Form of Van Kampen Life Investment Trust Shareholder Information Agreement
                                  between Midland National Life Insurance Company and Van Kampen Funds, Inc.

---------------------------- ----------------------------------------------------------------------------------------------

     24(b)(8)(cc)                 Form of Van Kampen Universal Institutional Funds, Inc. Shareholder Information
                                  Agreement between Midland National Life Insurance Company and Morgan Stanley
                                  Distributors Inc.

---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(9)(a)                  Opinion and Consent of Counsel
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(9)(b)                  Power of Attorney
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(10)(a)                 Consent of Sutherland, Asbill & Brennan, LLP
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(10)(b)                 Consent of Independent Registered Public Accounting Firm
---------------------------- ----------------------------------------------------------------------------------------------

24(b)(8)(u)





                         ARTICLE I. Credit Suisse Funds

Section 1. Rule 22c-2 Shareholder Information Agreement


      This Shareholder Information Agreement (the "Agreement") is entered into as a of February 12, 2007 by and between (i) Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), on behalf of each of the Credit Suisse Funds, and
(ii) the undersigned intermediary ("Intermediary") with an effective date of October 16, 2007 or such earlier date as mutually agreed upon by the parties.

      WHEREAS, prior to the effective date of this Agreement, the Fund (as defined below) and Intermediary agree that any request made to Intermediary by the Fund for shareholder transaction information, and Intermediary's response to such request, shall be governed by whatever practices the Fund and Intermediary had utilized in the absence of a formal agreement, if any, to govern such request;

      WHEREAS, CSAMSI is the distributor and principal underwriter for the Credit Suisse Funds;

      WHEREAS, Intermediary facilitates trading for shareholders investing in one or more Credit Suisse Funds;

      WHEREAS, Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), requires mutual funds to enter into "shareholder information agreements" with "financial intermediaries" that hold fund shares on behalf of other investors in omnibus accounts and submit orders to purchase or redeem fund shares on behalf of such investors directly to the fund, its transfer agent or principal underwriter ("Rule 22c-2'); and

      WHEREAS, CSAMSI has identified Intermediary as a `financial intermediary" as defined in Rule 22c-2.

      NOW, THEREFORE, in consideration of the foregoing and the mutual covenants set forth below, the parties hereby agree as follows:

      1.    Definitions. For purpose of this Agreement:

            A. The term "Fund" includes the transfer agent for the Credit Suisse Funds, CSAMSI and/or one or more of the Credit Suisse Funds. The term does not include any Credit Suisse money market fund or any other "excepted fund" as defined in Rule 22c-2(b) under the 1940 Act. A Fund designee includes any third party the Fund has contracted with to perform some or all of the services herein.

            B. The term "policies established by the Fund" means all policies established for the purpose of eliminating or reducing frequent trading in shares of the Fund as described in a Fund's prospectus(es) and/or statement(s) of additional information, as amended or supplemented from time to time.

            C. The term "promptly" as used in this Agreement shall mean as soon as reasonably practicable but in no event later than ten (10) business days from Intermediary's receipt of the request for information from the Fund or its designee.

            D. The term "purchase" does not include the automatic reinvestment of dividends.

            E. The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the 1940 Act that are beneficially owned by clients or customers of Intermediary.

            F. The term "Shareholder" means the beneficial owner of Shares, whether the Shares are held directly or by Intermediary in nominee name.

            G. For retirement record keepers, the term "Shareholder" means the retirement plan (the "Plan") participant notwithstanding that the Plan may be deemed to be the beneficial owner of Shares.

            H. For insurance companies, the term "Shareholder" means the holder of interests in a variable annuity or variable life insurance contract issued by Intermediary.

            I. The term "written" includes any electronic writing or facsimile transmission.

      2.    Agreement to Provide Information.

            A. Intermediary agrees to provide the Fund or its designee, upon written request, the taxpayer identification number ("TIN"), the Individual Taxpayer Identification Number ("ITIN"), or other government-issued identifier ("GII"), if known, of any or all Shareholder(s) of the account and the name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and the amount, date and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by Intermediary during the period covered by the request.

            B. Period Covered by Request. Requests must set forth a specific period, generally not to exceed ninety (90) calendar days from the date of the request, for which transaction information is sought. The Fund or its designee may request transaction information older than ninety (90) calendar days from the date of the request if the Fund deems it necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

            C. Form and Timing of Response. (a) Intermediary agrees to provide, promptly upon request of the Fund or its designee, the requested information specified in Section 2A above. If requested by the Fund or its designee, Intermediary agrees to use its best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in Section 2A above is itself a financial intermediary ("Indirect Intermediary") and, upon further request of the Fund or its designee, promptly either (i) provide (or arrange to have provided) to the Fund or its designee the information set forth in Section 2A above for those Shareholders who hold an account with an Indirect Intermediary or (ii) if directed by the Fund or its designee, restrict or prohibit the Indirect Intermediary from purchasing, in nominee name on behalf of other persons, securities issued by the Fund. Intermediary additionally agrees to inform the Fund or its designee whether it plans to perform (i) or (ii); (b) Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties; and (c) To the extent practicable, the format for any transaction information provided to the Fund or its designee, should be consistent with the NSCC Standardized Data Reporting Format.

            D. Limitations on Use of Information. The Fund or its designee agrees not to use the information received for marketing or any other similar purpose without the prior written consent of Intermediary.

      3.    Agreement to Restrict Trading.


            A. Intermediary agrees to execute written instructions from the Fund or its designee, to restrict or prohibit further purchases or exchanges of Shares by a Shareholder who has been identified by the Fund as having engaged in transactions of the Fund's shares (directly or indirectly through Intermediary's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

            B. Form of Instructions. Instructions to restrict or prohibit trading must include the TIN, ITIN or GII if known, and the specific restriction(s) to be executed. If the TIN, ITIN or GII is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            C. Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by Intermediary.

            D. Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund or its designee that instructions from the Fund or its designee have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten
      (10) business days after the instructions have been executed.

      4.    Entire Agreement.

            This Agreement constitutes the entire understanding among the parties as to the obligations with respect to matters discussed herein. This Agreement is not intended to amend or terminate any other agreements among the parties that relate to the Credit Suisse Funds; provided, however, that (i) to the extent that the provisions of any other agreement among the parties are inconsistent with the terms of this Agreement, this Agreement shall control with respect to the matters discussed herein, and
      (ii) a breach of this Agreement shall constitute a cause to terminate any other agreements among the parties that relate to the Credit Suisse Funds.

      5.    Amendment.

            CSAMSI may amend this Agreement by providing advance written notice any such amendments to Intermediary. If Intermediary continues to maintain accounts that hold shares of the Credit Suisse Funds sixty (60) days after the receipt of such amendment(s), Intermediary shall be deemed to have agreed to all terms and conditions set forth in such amendment(s).

6.        Termination.

            CSAMSI may amend this Agreement by providing advance written notice any such amendments to Intermediary. Intermediary may terminate this Agreement by providing sixty (60) days' written notice of such intention to terminate this Agreement to CSAMSI; provided, however, that no such notice of termination shall become effective for so long as Intermediary continues to maintain accounts that hold shares of any Credit Suisse Fund.

      7.    Choice of Law.

            This Agreement shall be construed in accordance with the laws of the State of New York, without respect to conflict of law principles, and the 1940 Act.

      8.    Counterparts.

            This Agreement may be executed in one or more counterparts each which, when taken together, shall constitute a single instrument.

      IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date first above written.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.



By:
   ----------------------------------

Name:  Peter Horacek

Title:    President,
          Credit Suisse Asset Management Securities, Inc.



INTERMEDIARY




By:
   ----------------------------------

Name:

Title:

24(b)(8)(v)


                                 Direxion Funds

                  Rule 22c-2 Shareholder Information Agreement


This Rule 22c-2 Shareholder Information Agreement ("Agreement") is entered into as of , 2007, with an effective date of April 16, 2007, between Direxion Funds ("Fund Company"), and ------------------------------------------------, a
("Intermediary").

            WHEREAS, Fund Company is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and currently offers for public sale shares of common stock or beneficial interest ("Shares") in the separate series of the Fund Company listed on Schedule A, as may be amended from time to time (each, a "Fund" and collectively, the "Funds");

            WHEREAS, Intermediary meets the definition of Financial
      Intermediary;

            WHEREAS, Fund Company desires on behalf of each Fund to enter into this Agreement with Intermediary in order for each Fund to comply with its obligations under Rule 22c-2 under the Investment Company Act of 1940;

            NOW, THEREFORE, in consideration of the promises and the mutual covenants contained herein, Fund Company and Intermediary agree as follows:

      1.    Agreement to Provide Information

            Intermediary agrees to provide the Fund or its designee, upon written request, certain information to include the following:

            o The taxpayer identification number ("TIN"), the individual/international taxpayer identification number ("ITIN"), or other government-issued identifier ("GII"), if known, of any or all Shareholder(s) of an account or accounts maintained by the Intermediary during the period covered by the request; and

            o The amount, date, name or other identifier of any investment professional(s) or financial adviser associated with the Shareholder(s) or account(s) (if known); and

            o Transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of Shares held through the account or accounts.

      2.    Period Covered by Request.

      Requests must set forth a specific period, not to exceed ninety (90) days from the date of the request, for which transaction information is sought. The Fund or its designee may request transaction information older than ninety (90) days from the date of the request as the Fund or its designee deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

      3.    Form and Timing of Response.

            (a) Intermediary agrees to provide the requested information specified in Section 1 to the Fund or its designee promptly, but in any event not later than five (5) business days, after receipt of a request. If requested by the Fund or its designee, Intermediary agrees to use best efforts (i) to determine promptly whether any specific person about whom it has received the identification and transaction information specified in Section 1 is itself a Financial Intermediary ("indirect intermediary") and (ii) upon further request of the Fund or its designee, either (A) to provide (or arrange to have provided) the information set forth in Section 1 for those Shareholders who hold an account with an indirect intermediary or (B) to restrict or prohibit the indirect intermediary from purchasing, in nominee name on behalf of other persons, securities issued by the Fund. Intermediary additionally agrees to inform the Fund or its designee whether is plans to perform (i) or (ii).

            (b) Responses required by this Section 3 must be communicated in writing and in a format mutually agreed upon by the parties.

            (c) To the extent practicable, the format for any transaction information provided to the Fund or its designee should be consistent with the NSCC Standardized Data Reporting Format.

      4.    Limitations on Use of Information.

      The Fund and its designee agree not to use the information received for marketing or any other similar purpose without the prior written consent of the Intermediary.

      5.    Agreements to Restrict Trading.

            (a) Intermediary agrees to execute written instructions from the Fund or its designee to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund or its designee as having engaged in transactions of the Fund's Shares (directly or indirectly through the Intermediary's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

            (b) Form of Instruction. Instructions to restrict or prohibit trading must include the TIN, ITIN or GII, if known, and the specific restrictions(s) to be executed. If the TIN, ITIN or GII is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            (c) Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Fund or its designee.

            (d) Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund or its designee that instructions from the Fund or its designee to restrict or prohibit trading have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

      6.    Applicability to Affiliates.

      The Intermediary acknowledges and agrees that the Intermediary has identified and/or will identify to the Fund Company all persons affiliated with the Intermediary and known to the Intermediary who meet the definition of "Intermediary" as set forth in Section 7 of this Agreement. In the event that any such person is not so identified, such person shall be deemed to be subject to the terms and conditions of this Agreement until such person has entered into a separate agreement with the Fund Company.

      7.    Definitions.

            a.    Definitions.

                  i. The term "Financial Intermediary" or "Intermediary" includes (1) any broker, dealer, bank, or other entity that holds securities of record issued by the Fund in a nominee name; and (2) in the case of participant-directed employee benefit plan that owns securities issued by the Fund (i) a retirement plan administrator under ERISA or (ii) any entity that maintains the plans participants records.

                  ii. The term "Fund" includes the fund's principal underwriter and transfer agent.

                  iii. The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act of 1940 that are held by the Intermediary in nominee name.

                  iv. The term "Shareholder" means the beneficial owner of Shares, whether the Shares are held directly or by the Intermediary in nominee name.

                        Alternative for use with retirement plan recordkeeps:
                        The term "Shareholder" means the Plan participant notwithstanding that the Plan may be deemed to be the beneficial owner of Shares.

                        Alternative for use with insurance companies: The term "Shareholder" means the holder of interests in a variable annuity or variable life insurance contract issued by the Intermediary.

                  v. The tem "written" includes electronic writings and facsimile transmissions.

      8.    Amendments.

      The Fund Company may unilaterally modify this Agreement at any time by written notice to the Intermediary to comport with the requirements of applicable law, any amendments to Rule 22c-2 and any interpretations by the staff of the Securities and Exchange Commission. The first order placed by the Intermediary subsequent to the giving of such notice shall be deemed acceptance by the Intermediary of the modification described in such notice.

      9.    Third-Party Beneficiaries.

      As required by Rule 22c-2, the Fund Company is entering into this agreement on behalf of each Fund listed on Schedule A. Each Fund shall have the right to enforce all terms and provisions of this Agreement against any and all parties hereto and or otherwise involved in the activities contemplated herein.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated as of the day and year first written above.

                                                        Accepted:
-------------------------------------------------------
          Intermediary




------------------------------------------------------- DIREXION FUNDS
          Street Address

------------------------------------------------------- Authorized Signature____________________Date______


          City              State    Zip Code           Ron Fernandes
                                                        Chief Executive Officer





-------------------------------------------------------
          Authorized Signature                Date






-------------------------------------------------------
          Name and Title





                          Return signed agreements to:
                                 Direxion Funds
                               800 Boylston Street
                          Prudential Tower, Suite 1575
                                Boston, MA 02199


                                   SCHEDULE A

                              INVESTOR CLASS SHARES

--------------------------------------- ----------------------- --------------------- --------------------------

          Fund                                    Cusip                   Symbol         Trading Notice Deadline

--------------------------------------- ----------------------- --------------------- --------------------------

          Total Market Bull 2.5xFund              254939879               DXTLX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          S&P 500(R)Bull 2.5xFund                 254939705               DXSLX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          S&P 500(R)Bear 2.5xFund                 254939804               DXSSX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          NASDAQ-100(R)Bull                       254939200               DXQLX          3:55 p.m. Eastern
          2.5xFund                                                                       Time

--------------------------------------- ----------------------- --------------------- --------------------------

          NASDAQ-100(R)Bear                       254939101               DXQSX          3:55 p.m. Eastern
          2.5xFund                                                                       Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Mid Cap Bull 2.5xFund                   254939606               DXMLX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Small Cap Bull 2.5xFund                 254939838               DXRLX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Small Cap Bear 2.5xFund                 254939820               DXRSX          3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Dollar Bear 2.5xFund                     254939671                DXDDX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Japan Bull 2x Fund                       254939408                DXJLX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Emerging Markets Bull 2x                 254939630                DXELX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Emerging Markets Bear 2x                 254939622                DXESX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Developed Markets Bull 2x                254939614                DXDLX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Developed Market Bear 2x                 254939598                DXDSX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Latin America Bull 2x Fund               254939507                DXZLX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Commodity Bull 2x Fund                   254939655                DXCLX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          10 Year Note Bull 2.5x Fund              254939689                DXKLX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          10 Year Note Bear 2.5x                   254939770                DXKSX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          NASDAQ(R)-100 Bull 1.25x                  254939846                POTCX        3:55 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          S&P(R)500 Bear 1x                         254939853                PSPSX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          DOWSM 30 Bull 1.25x Fund                 254939812                PDOWX        3:55 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          Dynamic High Yield Bond                  254939762                PDHYX        2:00 p.m. Eastern
          Fund                                                                           Time

--------------------------------------- ----------------------- --------------------- --------------------------

          High Yield Bear Fund                     254939754                PHBRX        2:00 p.m. Eastern
                                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------

          US Government Money                      254939747                DXMXX        3:55 p.m. Eastern
          Market                                                                         Time

--------------------------------------- ----------------------- --------------------- --------------------------


EVOLUTION FUNDS


                                                       INVESTOR CLASS SHARES



---------------------------------------------- ---------------------- -------------------- --------------------------------

          Fund                                           Cusip                  Symbol               Trading Notice
                                                                                                     Deadline

---------------------------------------------- ---------------------- -------------------- --------------------------------

          Evolution Total Return Fund                    254939564              PETRX                4:00 p.m. Eastern
                                                                                                     Time

---------------------------------------------- ---------------------- -------------------- --------------------------------

          Evolution Large Cap Fund                       254939572              PEVLX                4:00 p.m. Eastern
                                                                                                     Time

---------------------------------------------- ---------------------- -------------------- --------------------------------

          Evolution Small Cap Fund                       254939580              PEVSX                4:00 p.m. Eastern
                                                                                                     Time

---------------------------------------------- ---------------------- -------------------- --------------------------------

          Evolution Managed Bond Fund                    254939796              PEMVX                4:00 p.m. Eastern
                                                                                                     Time

---------------------------------------------- ---------------------- -------------------- --------------------------------

          Evolution All-Cap Equity Fund                  254939788              PEVEX                4:00 p.m. Eastern
                                                                                                     Time

---------------------------------------------- ---------------------- -------------------- --------------------------------



SPECTRUM FUNDS


                                                       ADVISOR CLASS SHARES



------------------------------------------- ---------------------- -------------------- ------------------------------

          Fund                                        Cusip                   Symbol              Trading Notice
                                                                                                  Deadline

------------------------------------------- ---------------------- -------------------- ------------------------------

          Spectrum Equity Opportunity                 254939713               SFEOX               4:00 p.m. Eastern
          Fund                                                                                    Time

------------------------------------------- ---------------------- -------------------- ------------------------------

          Spectrum Global Perspective                 254939721               SFGPX               4:00 p.m. Eastern
          Fund                                                                                    Time

------------------------------------------- ---------------------- -------------------- ------------------------------

          Spectrum High Yield Plus Fund               254939739               SFHYX               4:00 p.m. Eastern
                                                                                                  Time

------------------------------------------- ---------------------- -------------------- ------------------------------



PSI CALENDAR EFFECTS FUNDS


                                                       INVESTOR CLASS SHARES



------------------------------------------ -------------------------------------------- ------------------------------

          Fund                                       Cusip                  Symbol                Trading Notice
                                                                                                  Deadline

------------------------------------------ -------------------------------------------- ------------------------------

          PSI Calendar Effects Fund                  254939648              PCALX                 4:00 p.m. Eastern
                                                                                                  Time

------------------------------------------ -------------------------------------------- ------------------------------

          PSI Core Strength Fund                     254939549              DXCSX                 4:00 p.m. Eastern
                                                                                                  Time

------------------------------------------ -------------------------------------------- ------------------------------

          PSI Macro Trends Fund                      254939531              DXMTX                 4:00 p.m. Eastern
                                                                                                  Time

------------------------------------------ -------------------------------------------- ------------------------------

          PSI Total Return Fund                      254939523              DXTRX                 4:00 p.m. Eastern
                                                                                                  Time

------------------------------------------ -------------------------------------------- ------------------------------




HCM FUNDS


                                                       SERVICE CLASS SHARES



------------------------------------------ ----------------------- -------------------- ------------------------------

          Fund                                       Cusip                   Symbol               Trading Notice
                                                                                                  Deadline

------------------------------------------ ----------------------- -------------------- ------------------------------

          HCM Freedom Fund                           254939697                HCMFX                4:00 p.m. Eastern
                                                                                                   Time

------------------------------------------ ----------------------- -------------------- ------------------------------



VP FUNDS



---------------------------------------------- ----------------------- ------------- --------------------------------

          Fund                                           Cusip                                 Trading Notice
                                                                                               Deadline

---------------------------------------------- ----------------------- ------------- --------------------------------

          Evolution VP Managed Equity Fund               25459Q204                              4:00 p.m. Eastern
                                                                                                Time

---------------------------------------------- ----------------------- ------------- --------------------------------

          Evolution VP Managed Bond Fund                 25459Q105                              4:00 p.m. Eastern
                                                                                                Time

---------------------------------------------- ----------------------- ------------- --------------------------------

          Dynamic VP High Yield Bond Fund                25459Q303                              2:00 p.m. Eastern
                                                                                                Time

---------------------------------------------- ----------------------- ------------- --------------------------------


24(b)(8)(w)


                           2006 Supplemental Agreement


      This 2006 Supplemental Agreement is entered into as of October 1, 2006 by and between Dreyfus Service Corporation ("Dreyfus") on its behalf, and/or on behalf of one or more of the Funds for which it serves as primary underwriter, and the undersigned (the "Intermediary").

WHEREAS, Dreyfus and the Intermediary have previously entered into one or more of the agreements (the "Agreement") set forth on Attachment A to this Supplemental Agreement relating to certain funds ("Funds") for which Dreyfus is the principal underwriter and distributor of Fund Shares (as defined below);

NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, Dreyfus and the Intermediary hereby agree as follows:

                                   Definitions

      "Fund" includes the Funds covered by the Agreement and the Funds' principal underwriter and transfer agent. The term does not include any "exempted funds" as defined in Rule 22c-2(b) under the Investment Company Act of 1940 (the "1940 Act").

      "Shareholder" shall mean, as applicable, (a) the beneficial owner of Shares, whether the Shares are held directly by Shareholder or by the Intermediary in nominee name; (b) a Plan participant notwithstanding that the Plan may be deemed to be the beneficial owner of Shares; or (c) the holder of interests in a Fund underlying a variable annuity or variable life insurance contract.

      "Written" communications include electronic communications and facsimile transmissions.

Section 2. Shareholder Information and Imposition of Trading Restrictions

      Agreement to Provide Information. The Intermediary agrees to provide promptly, but not later than 10 business days, to the Fund, upon Written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) who have purchased, redeemed, transferred or exchanged Shares held through an account with the Intermediary (an "Account") during the period covered by the request and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or Account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format.

      Period Covered by Request. Requests must set forth a specific period, not to exceed 90 days from the date of the request, for which transaction information is sought. The Fund may request transaction data older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing dilution to the value of the outstanding shares issued by the Fund.

      The Intermediary agrees to use best efforts to determine, promptly upon request of the Fund, but not later than 10 days, whether any person that holds Shares through the Intermediary is an "indirect intermediary" as defined in Rule 22c-2 under the 1940 Act (an "Indirect Intermediary"), and upon further request of the Fund, (i) provide or arrange to have provided the information set forth in paragraph (B)(1) of this Supplemental Agreement regarding Shareholders who hold an account with an Indirect Intermediary; or
            (ii) restrict or prohibit the Indirect Intermediary from purchasing Shares on behalf of itself or other persons.

      Dreyfus agrees not to use the information received under this Section B for marketing or any other similar purpose without the prior Written consent of the Intermediary.

      Agreement to Restrict Trading. The Intermediary agrees to execute Written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of Shares (directly or indirectly through and Account) that violate the policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of its Shares.

      Form of Instructions. Instructions provided to the Intermediary will include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions will include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instructions relates.

      Confirmation by the Intermediary. The Intermediary must provide Written confirmation to the Fund that instructions have been executed. The Intermediary agrees to provide the confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

Section 3. Late Trading Procedures. The Intermediary represents that it has adopted, and will at all times during the term of the Agreement maintain, reasonable and appropriate procedures designed to ensure that any and all orders to purchase, redeem, transfer or exchange Shares received by the Intermediary from Shareholders treated as received prior to the close of trading (the "Close of Trading") on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) on a day the NYSE is open for business (a "Business Day") are received by the Intermediary prior to the Close of Trading on such Business Day and are not modified after the Close of Trading and that all such orders received, but not rescinded, by the Close of Trading are communicated to Dreyfus or its designee for that Business Day. Each transmission of Share orders by the Intermediary shall constitute a representation that such orders are accurate and complete and are as received by the Intermediary by the Close of Trading on the Business Day for which the orders are to be priced and that such transmission includes all Share orders received from customers, but not rescinded, by the Close of Trading.

Section 4. Anti-Money Laundering Program Procedures. The Intermediary represents and warrants that, to the extent required by applicable law, it has adopted policies and procedures to comply with all applicable anti-money laundering, customer identification, suspicious activity, currency transaction reporting and similar laws and regulations including the Bank Secrecy Act, as amended by the USA PATRIOT Act, and the regulations thereunder, and National Association of Securities Dealers ("NASD") Rule 3011. The Intermediary also represents and warrants that it will not purchase or sell Shares on behalf of any person on the list of Specially Designated Nationals and Blocked Persons maintained by the Office of Foreign Assets Control ("OFAC"), or other similar governmental lists, or in contravention of any OFAC maintained sanctions program. The Intermediary agrees to share information with the Fund for purposes of ascertaining whether a suspicious activity report ("SAR") is warranted with respect to any suspicious transaction involving Shares, provided that neither the Intermediary nor the Fund is the subject of the SAR. The Intermediary, if required to maintain an anti-money laundering program, also represents and warrants that it has filed the requisite certification with the Financial Crimes Enforcement Network ("FinCEN") to allow the Intermediary to share information pursuant to Section 314(b) of the USA PATRIOT Act.

Section 5. Privacy. Pursuant to Regulation S-P promulgated by the Securities and Exchange Commission under the Gramm-Leach-Bliley Act ("Reg. S-P"), the Intermediary agrees to deliver the Funds' then current consumer privacy notice to any customer who purchases Shares from or through the Intermediary, at or prior to the time of the initial purchase, if the customer would be considered a "consumer" or "customer" (each as defined in Reg. S-P) of the Fund(s).

Section 6. Suitability Analysis. To the extent that the Intermediary makes a recommendation to its customers regarding a transaction in Shares, the Intermediary agrees that it is its responsibility to fulfill its obligations under NASD rules and to determine the suitability of any Shares as investments for customers, and that Dreyfus has no responsibility for such determination.

The Intermediary understands and acknowledges that the Funds may offer Shares in multiple classes, and the Intermediary represents and warrants that, to the extent the Intermediary is recommending transactions in Shares, it has established compliance procedures designed to ensure that, in offering more than one Share class of Funds to its customers, customers are made aware of the terms of each class of Shares offered, to ensure that its representatives recommend only Shares that are appropriate investments for each customer, to ensure that the customer is availed of the opportunity to obtain front-end sales charge discounts as detailed in the Funds' prospectuses, and to ensure proper supervision of the Intermediary's representatives in recommending and offering different classes of Fund Shares to its customers.

Section 7. Qualifications of Shares in States. Dreyfus agrees to make available to the Intermediary a list of the states or other jurisdictions in which Shares are registered for sale or are otherwise qualified for sale, which may be revised from time to time. The Intermediary will make offers of Shares to its customers only in those states, and will ensure that the Intermediary (including its associated persons) are appropriately licensed and qualified to offer and sell Shares in any state or other jurisdiction that requires such licensing or qualification in connection with the Intermediary's activities. Dreyfus will promptly inform the Intermediary of any changes to the list of states.

Section 8. Status as an NASD Member. To the extent that the Intermediary is a broker-dealer or is otherwise subject to the Conduct Rules of the NASD, the Intermediary shall inform Dreyfus promptly of any pending or threatened action or proceeding by the NASD bearing on the Intermediary's membership with the NASD and of any suspension or termination of such membership. The Intermediary further agrees to maintain all records required by applicable laws or that are otherwise reasonably requested by Dreyfus in the event the Intermediary's status as a member of the NASD or the Securities Investor Protection Corporation changes. The Intermediary recognizes that it will be treated as a "non-member of the Association," as defined by Rule 2420 of the NASD Conduct Rules, during the period of any suspension of the Intermediary's membership in the NASD. Accordingly, no payments required by NASD regulations to be paid solely to a registered broker or dealer shall be paid by Dreyfus while the Intermediary is suspended from the NASD. Further, any termination of the Intermediary's NASD membership will automatically terminate the Agreement without notice. In the event that the Agreement is terminated as a result of the Intermediary ceasing to be a member of the NASD, or for any other reason as permitted by the Agreement, the Intermediary agrees to work cooperatively with Dreyfus to effect an orderly transition of customer assets if customer Shares are redeemed or registrations transferred.

Section 9. Miscellaneous

      This Supplemental Agreement supersedes the terms of the Agreement and any other agreement between the parties with respect to the provisions covered herein. Except as modified herein, the Agreement and all other agreements between the parties remain in full force and effect. The invalidity or unenforceability of any term or provision hereof shall not affect the validity or enforceability of any other term or provision hereto.

      To the extent the Intermediary fails to comply with any provision of the Agreement, Dreyfus may terminate the Agreement immediately upon providing Written notice to the Intermediary.

      All notices and other communications provided for under the terms of the Agreement shall be given in writing and delivered by personal delivery, by postage prepaid mail, or by facsimile or email.

      This Supplemental Agreement shall be governed and construed in accordance with the laws of the state of New York without regard to conflict of law principals, and shall bind and inure to the benefit of the parties hereto and their respective successor and assigns.

      The Agreement, including any Exhibits, Attachments or Appendices attached thereto, may be amended by Dreyfus upon 15 days' prior notice to Intermediary, and such amendment shall be deemed accepted by Intermediary upon the placement of any order for the purchase of Fund Shares or the acceptance of any fee payable under the Agreement after the effective date of any such amendment.


IN WITNESS WHEREOF, this Supplemental Agreement has been acknowledged and executed as of the date set forth below:




Dreyfus Service Corporation
                                                                ----------------------------------------------
                                                                Intermediary Name




----------------------------------------------                  ----------------------------------------------
Signed                                                          Signed




----------------------------------------------                  ----------------------------------------------
Print Name                                                      Print Name




----------------------------------------------                  ----------------------------------------------
Title                                                           Title




----------------------------------------------                  ----------------------------------------------
Date                                                            Date




24(b)(8)(bb)

                        VAN KAMPEN LIFE INVESTMENT TRUST

                        SHAREHOLDER INFORMATION AGREEMENT

THIS AGREEMENT, dated as of September 1,2006, is by and between Van Kampen Funds, Inc. ("Fund Agent") and the financial intermediary whose name appears on the signature page of this Agreement ("Intermediary"). Fund Agent is entering into this Agreement on behalf of the Van Kampen Life Investment Trust, including any separate series or portfolios thereof, whether existing at the date of this Agreement or established subsequent hereto (the "Funds").

WITNESSETH: SEC Rule 22c-2 (the "Rule") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), requires every mutual fund company or its principal underwriter to enter into written agreements with financial intermediaries (as defined by the Rule), obligating each financial intermediary, to (i) provide the fund company, upon request, with specific shareholder identification and transaction information, and (ii) execute any instructions from the fund company to block trading of fund shares by shareholders who have been identified as engaging in transactions of fund shares that violate the fund company's marketing-timing and short-term trading policies.

WHEREAS, Fund Agent is the principal underwriter and distributor for the Funds; and

WHEREAS, Intermediary is either (i) broker, dealer, bank, or other entity that holds securities of record issued by the Funds in nominee name; (ii) in the case of a participant-directed employee benefit plan, the plan administrator or plan record keeper; or (iii) an insurance company that sponsors registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund of fund arrangement not specifically excepted from the Rule.

NOW, THEREFORE, in consideration of the mutual covenants contained in this Agreement, the parties hereto, intending to be legally bound, hereby agree and declare as follows:

      A. DEFINITIONS. The following definitions shall apply for purposes of Sections B and C below.

            1. The term "Fund" includes the Funds, the Funds' principal underwriter and the Funds' transfer agent. The term does not include any "excepted fund" as defined in Rule 22c-2(b) under the Investment Company Act.

            2. The term "Shares" means the interest of Shareholders corresponding to the redeemable securities or record issued by the Fund under the Investment Company Act that are held by the Intermediary.

            3. The term "Shareholder" means, as applicable (i) the beneficial owner of Shares, whether the Shares are held directly or by the Intermediary in nominee name; (ii) the plan participant, notwithstanding that the plan may be deemed to be the beneficial owner of Shares; or (iii) the holder of interests in a variable annuity or variable life insurance contract issued by the Intermediary.

            4. The term "written" includes electronic writings and facsimile transmissions.

      B. AGREEMENT TO PROVIDE SHAREHOLDER INFORMATION. Intermediary agrees to provide the Fund, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account(s) and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account(s) (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares held through one or more account(s) maintained by the Intermediary during the period covered by the request ("transaction information").

            1. Period Covered by Request. Requests must set forth a specific period, not to exceed ninety (90) business days from the date of the request, for which transaction information is sought. The Fund may request transaction information older than ninety
                  (90) business days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

            2. Form and Timing of Response. Intermediary agrees to transmit the requested transaction information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days after receipt of a request. If the requested transaction information is not on the Intermediary's books and records, Intermediary agrees to:
                  (i) provide or arrange to provide to the Fund the requested transaction information from Shareholders who hold an account with an indirect intermediary; or (ii) if directed by the Fund, block further purchases of Fund Shares from such indirect intermediary. In such instance, Intermediary agrees to inform the Fund whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in SEC Rule 22c-2 under the Investment Company Act.

            3. Limitations on Use of Information. The Fund agrees not to use the transaction information received from the Intermediary (or other accountholder, if applicable) for marketing or any other similar purpose without the prior written consent of the Intermediary (or other accountholder, if applicable).

      C. AGREEMENT TO RESTRICT TRADING. Intermediary agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund's Shares (directly or indirectly through the Intermediary's account) that violate market timing or frequent trading policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

            1. Form of Instructions. Instructions must include the TIN, if known, and the specific restriction (s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            2. Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

            3. Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

      D. EFFECTIVE DATE. The effective date of this Agreement shall be the compliance date required by the rule (either the current compliance date of October 16, 2006, or such later compliance date as may be mandated by the SEC if and when the SEC adopts amendments to the
            Rule).

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on their behalf by duly authorized officers as of the date first above written.


VAN KAMPEN FUNDS, INC.

Michael P. Kiley
President and Chief Executive Officer


INTERMEDIARY:
------------------------------------------------------------------------
  (Please enter full legal name of Intermediary above)


By: ____________________________________________
                        (Signature)

Name: __________________________________________
                   (Please print)

Title: ___________________________________________

Date: ___________________________________________

24(b)(8)(cc)

                     THE UNIVERSAL INSTITUIONAL FUNDS, INC.

                        SHAREHOLDER INFORMATION AGREEMENT

THIS AGREEMENT, dated as of March 1, 2007, is by and between Morgan Stanley Distribution, Inc. ("Fund Agent") and the financial intermediary whose name appears on the signature page of this Agreement ("Intermediary"). Fund Agent is entering into this Agreement on behalf of The Universal Institutional Funds, Inc., including any separate series or portfolios thereof, whether existing at the date of this Agreement or established subsequent hereto (the "Funds").

                                   WITNESSETH:

WHEREAS, SEC Rule 22c-2 (the "Rule") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), requires every mutual fund company or its principal underwriter to enter into written agreements with financial intermediaries (as defined by the Rule), obligating each financial intermediary, to (i) provide the fund company, upon request, with specific shareholder identification and transaction information, and (ii) execute any instructions from the fund company to block trading of fund shares by shareholders who have been identified as engaging in transactions of fund shares that violate the fund company's market-timing and short-term trading policies;

WHEREAS, Fund Agent is the principal underwriter and distributor for the Funds; and

WHEREAS, Intermediary is either (i) a broker, dealer, bank or other entity that holds securities of record issued by the Funds in nominee name; (ii) in the case of a participant-directed employee benefit plan, the plan administrator or plan recordkeeper; or (iii) an insurance company that sponsors registered separate accounts organized as unit investment trusts, master-feeder funds and certain fund of fund arrangements not specifically excepted from the Rule.

NOW, THEREFORE, in consideration of the mutual covenants contained in this Agreement, the parties hereto, intending to be legally bound, hereby agree and declare as follows:

A. DEFINITIONS. The following definitions shall apply for purposes of Sections B and C below.

      1. The term "Fund" includes the Funds, the Funds' principal underwriter and the Funds' transfer agent. The term does not include any "excepted funds" as defined in Rule 22c-2(b) under the Investment Company Act.

      2. The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act that are held by the Intermediary.

      3. The term "Shareholder" means, as applicable, (i) the beneficial owner of Shares, whether the Shares are held directly or by the Intermediary in nominee name; (ii) the plan participant, notwithstanding that the plan may be deemed to be the beneficial owner of Shares; or (iii) the holder of interests in a variable annuity or variable life insurance contract issued by the Intermediary.

      4. The term "written" includes electronic writings and facsimile transmissions.

B. AGREEMENT TO PROVIDE SHAREHOLDER INFORMATION. Intermediary agrees to provide the Fund, upon written request, the taxpayer identification number ("TIN"), if known, or any or all Shareholder(s) of the account(s) and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account(s) (if known), and transaction type (purchase, redemption transfer or exchange) of every purchase, redemption, transfer or exchange or Shares held through one or more account(s) maintained by the Intermediary during the period covered by the request ("transaction information").

      1. Period Covered by Request. Requests must set forth a specific period, not to exceed ninety (90) business days from the date of the request, for which transaction information is sought. The Fund may request transaction information older than ninety (90) business days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

      2. Form and Timing of Response. Intermediary agrees to transmit the requested transaction information that is on it books and records to the Fund or its designee promptly, but in any event not later than five (5) business days after receipt of a request. If the requested transaction information is not on the Intermediary's books and records, Intermediary agrees to: (i) provide or arrange to provide to the Fund the requested transaction information from Shareholders who hold an account with indirect intermediary; or (ii) if directed by the Fund, block further purchases of Fund Shares from such indirect intermediary. In such instance, Intermediary agrees to inform the Fund whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in SEC Rule 22c-2 under the Investment Company Act.

      3. Limitations on Use of Information. The Fund agrees not to use transaction information received from the Intermediary (or other accountholder, if applicable) for marketing or any other similar purpose without the prior written consent of the Intermediary (or other accountholder, if applicable).

C. AGREEMENT TO RESTRICT TRADING. Intermediary agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund's Shares (directly or indirectly through the Intermediary's account) that violate market timing or frequent trading policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

      1. Form of Instructions. Instructions must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) of other agreed upon information to which the instruction relates.

      2. Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

      3. Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

D. EFFECTIVE DATE. The effective date of this Agreement shall be April 16, 2007, and the compliance date for supplying information requested under this Agreement shall be October 16, 2007, as required by the Rule.

IN WITNESS WHEROF, the parties hereto have caused this Agreement to be executed on their behalf by duly authorized officers as of the date first above written.


MORGAN STANLEY DISTRIBUTION, INC.




Michael P. Kiley
President and Chief Executive Officer


INTERMEDIARY:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By: ______________________________________________
                            (Signature)

Name:              Teri L. Ross

Title:             Assistant Vice President

Date:              03/01/2007

POWER OF ATTORNEY

      The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824;
333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008)
and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.


IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this ___ day of____________________________2008.


SIGNATURE                            DATE                       SIGNATURE                            DATE


/s/                                  2/25/08                    /s/                                 2/25/08
------------------------------------                            ------------------------------------
Michael M. Masterson                                            John J. Craig II



/s/                                  2/21/08                    /s/                         2/18/08
------------------------------------                            ------------------------------------
Steven C. Palmitier                                             Stephen P. Horvat, Jr.



/s/                                  2/25/08                    /s/                                  2/25/08
------------------------------------                            ------------------------------------
Robert W. Korba                                                 David E. Sams


/s/                                 2/21/08                     /s/                                  2/21/08
------------------------------------                            ------------------------------------
Donald T. Lyons                                                 Esfandyar E. Dinshaw



August 23, 2008


The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-128910 Amendment No. 8) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,

/s/

Stephen P. Horvat, Jr.
Senior Vice President - LegalSAB Consent

                    [Sutherland Asbill & Brennan Letterhead]






                                 April 22, 2008




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE:      Vector Variable Annuity
                            Form N-4, File No. 333-128910

Gentlemen:

      We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-128910). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                             Very truly yours,

                             SUTHERLAND ASBILL & BRENNAN LLP



                             By:  /s/ Frederick R. Bellamy
                                  -----------------------------------------
                                     Frederick R. Bellamy

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



We hereby consent to the use in this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-128910 and 811-07772) of our report dated April 22, 2008, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 14, 2008, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement. We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.






/s/

PricewaterhouseCoopers LLP





Chicago, Illinois
April 25, 2008